BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.8%
ADVERTISING – 0.8%
Neptune Bidco US, Inc.(1)	9.29	04/15/29	$388,000	$375,875

AEROSPACE/DEFENSE – 8.0%
AAR Escrow Issuer LLC(1)	6.75	03/15/29	80,000	82,145
Bombardier, Inc.(1)	6.00	02/15/28	115,000	115,850
Bombardier, Inc.(1)	6.75	06/15/33	75,000	77,180
Bombardier, Inc.(1)	7.00	06/01/32	105,000	108,753
Bombardier, Inc.(1)	7.25	07/01/31	110,000	115,000
Bombardier, Inc.(1)	7.45	05/01/34	84,000	90,983
Bombardier, Inc.(1)	7.50	02/01/29	105,000	109,138
Bombardier, Inc.(1)	8.75	11/15/30	115,000	123,898
Efesto Bidco SpA/Efesto US LLC(1)	7.50	02/15/32	120,000	122,706
Goat Holdco LLC(1)	6.75	02/01/32	115,000	116,026
Moog, Inc.(1)	4.25	12/15/27	79,000	77,256
Spirit AeroSystems, Inc.	4.60	06/15/28	100,000	98,464
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	136,000	143,873
Spirit AeroSystems, Inc.(1)	9.75	11/15/30	170,000	187,179
TransDigm, Inc.	4.63	01/15/29	199,000	194,724
TransDigm, Inc.	4.88	05/01/29	95,000	93,281
TransDigm, Inc.(1)	6.00	01/15/33	220,000	221,279
TransDigm, Inc.(1)	6.38	03/01/29	395,000	404,757
TransDigm, Inc.(1)	6.38	05/31/33	390,000	393,452
TransDigm, Inc.(1)	6.63	03/01/32	300,000	308,856
TransDigm, Inc.(1)	6.75	08/15/28	310,000	316,700
TransDigm, Inc.(1)	6.88	12/15/30	200,000	207,434
TransDigm, Inc.(1)	7.13	12/01/31	155,000	161,587
				3,870,521
AIRLINES – 3.3%
Air Canada(1)	3.88	08/15/26	182,000	180,197
Allegiant Travel Co.(1)	7.25	08/15/27	80,000	80,029
American Airlines, Inc.(1)	7.25	02/15/28	110,000	112,349
American Airlines, Inc.(1)	8.50	05/15/29	145,000	151,634
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	440,000	440,125
JetBlue Airways Corp./JetBlue Loyalty LP(1)	9.88	09/20/31	290,000	280,627
OneSky Flight LLC(1)	8.88	12/15/29	75,000	79,084
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	160,000	151,295
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	65,000	65,285
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	70,000	71,818
				1,612,443
APPAREL – 0.2%
S&S Holdings LLC(1)	8.38	10/01/31	85,000	81,544

AUTO MANUFACTURERS – 0.6%
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	85,000	87,039
New Flyer Holdings, Inc.(1)	9.25	07/01/30	90,000	95,838
PM General Purchaser LLC(1)	9.50	10/01/28	94,000	73,555
Wabash National Corp.(1)	4.50	10/15/28	65,000	58,260
				314,692

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 0.3%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	$94,000	$74,306
Titan International, Inc.	7.00	04/30/28	60,000	60,014
				134,320
BUILDING MATERIALS – 9.3%
AmeriTex Hold Co. Intermediate LLC(1)	7.63	08/15/33	110,000	111,949
AmeriTex Hold Co. Intermediate LLC(1)	10.25	10/15/28	85,000	90,257
Boise Cascade Co.(1)	4.88	07/01/30	65,000	63,110
Builders FirstSource, Inc.(1)	4.25	02/01/32	193,000	178,281
Builders FirstSource, Inc.(1)	5.00	03/01/30	72,000	70,539
Builders FirstSource, Inc.(1)	6.38	06/15/32	111,000	113,618
Builders FirstSource, Inc.(1)	6.38	03/01/34	135,000	137,154
Builders FirstSource, Inc.(1)	6.75	05/15/35	115,000	118,053
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	110,000	100,900
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	67,000	49,399
Cornerstone Building Brands, Inc.(1)	9.50	08/15/29	55,000	50,472
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.63	12/15/30	405,000	413,448
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.75	07/15/31	75,000	77,316
Griffon Corp.	5.75	03/01/28	148,000	147,478
James Hardie International Finance DAC(1)	5.00	01/15/28	60,000	59,593
JELD-WEN, Inc.(1)	4.88	12/15/27	55,000	52,228
JELD-WEN, Inc.(1)	7.00	09/01/32	50,000	37,569
Knife River Corp.(1)	7.75	05/01/31	60,000	63,014
Louisiana-Pacific Corp.(1)	3.63	03/15/29	47,000	44,814
Masterbrand, Inc.(1)	7.00	07/15/32	105,000	106,843
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(1)	6.75	04/01/32	95,000	97,053
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	88,000	83,982
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	82,000	81,482
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	85,000	64,607
Quikrete Holdings, Inc.(1)	6.38	03/01/32	580,000	595,225
Quikrete Holdings, Inc.(1)	6.75	03/01/33	215,000	220,647
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	167,000	166,587
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	160,000	168,531
Standard Building Solutions, Inc.(1)	6.25	08/01/33	110,000	111,133
Standard Building Solutions, Inc.(1)	6.50	08/15/32	145,000	148,173
Standard Industries, Inc./NY(1)	3.38	01/15/31	167,000	149,330
Standard Industries, Inc./NY(1)	4.38	07/15/30	250,000	236,848
Standard Industries, Inc./NY(1)	4.75	01/15/28	158,000	155,962
Standard Industries, Inc./NY(1)	5.00	02/15/27	115,000	115,013
Wilsonart LLC(1)	11.00	08/15/32	70,000	64,502
				4,545,110
CHEMICALS – 12.6%
Ashland, Inc.(1)	3.38	09/01/31	57,000	50,245
Ashland, Inc.	6.88	05/15/43	45,000	46,465
Avient Corp.(1)	6.25	11/01/31	95,000	95,424
Avient Corp.(1)	7.13	08/01/30	105,000	107,943
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	70,000	72,883
Axalta Coating Systems LLC(1)	3.38	02/15/29	107,000	100,398

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 12.6% (Continued)
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	$70,000	$69,440
Celanese US Holdings LLC	1.40	08/05/26	55,000	53,119
Celanese US Holdings LLC	6.50	04/15/30	105,000	106,276
Celanese US Holdings LLC	6.67	07/15/27	217,000	222,558
Celanese US Holdings LLC	6.75	04/15/33	155,000	156,479
Celanese US Holdings LLC	6.83	07/15/29	105,000	109,152
Celanese US Holdings LLC	6.85	11/15/28	145,000	151,065
Celanese US Holdings LLC	6.88	07/15/32	160,000	165,796
Celanese US Holdings LLC	7.05	11/15/30	140,000	145,933
Celanese US Holdings LLC	7.20	11/15/33	145,000	151,505
Chemours Co.(1)	4.63	11/15/29	90,000	76,310
Chemours Co.	5.38	05/15/27	78,000	76,477
Chemours Co.(1)	5.75	11/15/28	110,000	101,112
Chemours Co.(1)	8.00	01/15/33	85,000	79,141
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	80,000	79,480
Element Solutions, Inc.(1)	3.88	09/01/28	115,000	110,887
FMC Corp.	8.45	11/01/55	115,000	119,178
HB Fuller Co.	4.00	02/15/27	45,000	44,202
HB Fuller Co.	4.25	10/15/28	40,000	38,723
Herens Holdco Sarl(1)	4.75	05/15/28	50,000	43,639
Huntsman International LLC	2.95	06/15/31	60,000	50,505
Huntsman International LLC	4.50	05/01/29	110,000	104,615
Huntsman International LLC	5.70	10/15/34	50,000	46,120
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	63,000	63,087
INEOS Finance PLC(1)	6.75	05/15/28	65,000	64,074
INEOS Finance PLC(1)	7.50	04/15/29	105,000	104,357
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	55,000	56,071
Ingevity Corp.(1)	3.88	11/01/28	80,000	76,198
Innophos Holdings, Inc.(1)	11.50	06/15/29	65,000	65,864
Mativ Holdings, Inc.(1)	8.00	10/01/29	55,000	49,668
Methanex Corp.	5.13	10/15/27	95,000	94,597
Methanex Corp.	5.25	12/15/29	105,000	104,091
Methanex Corp.	5.65	12/01/44	40,000	31,267
Methanex US Operations, Inc.(1)	6.25	03/15/32	95,000	94,243
Minerals Technologies, Inc.(1)	5.00	07/01/28	60,000	59,120
NOVA Chemicals Corp.(1)	4.25	05/15/29	81,000	77,425
NOVA Chemicals Corp.(1)	5.25	06/01/27	158,000	157,509
NOVA Chemicals Corp.(1)	7.00	12/01/31	60,000	62,691
NOVA Chemicals Corp.(1)	8.50	11/15/28	60,000	63,085
NOVA Chemicals Corp.(1)	9.00	02/15/30	90,000	96,821
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	50,000	46,436
Olin Corp.	5.00	02/01/30	80,000	76,692
Olin Corp.	5.63	08/01/29	97,000	95,823
Olin Corp.(1)	6.63	04/01/33	90,000	87,692
Olympus Water US Holding Corp.(1)	4.25	10/01/28	115,000	109,606
Olympus Water US Holding Corp.(1)	6.25	10/01/29	55,000	52,736
Olympus Water US Holding Corp.(1)	7.13	10/01/27	50,000	50,820
Olympus Water US Holding Corp.(1)	7.25	06/15/31	125,000	127,768

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 12.6% (Continued)
Olympus Water US Holding Corp.(1)	9.75	11/15/28	$245,000	$257,146
Rain Carbon, Inc.(1)	12.25	09/01/29	65,000	70,065
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	162,000	157,440
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	100,000	98,942
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	110,000	109,481
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	95,000	92,431
SNF Group SACA(1)	3.13	03/15/27	45,000	43,500
SNF Group SACA(1)	3.38	03/15/30	60,000	55,160
Tronox, Inc.(1)	4.63	03/15/29	162,000	126,187
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	115,000	73,716
WR Grace Holdings LLC(1)	4.88	06/15/27	108,000	107,526
WR Grace Holdings LLC(1)	5.63	08/15/29	173,000	159,633
WR Grace Holdings LLC(1)	7.38	03/01/31	50,000	51,513
				6,145,551
COAL – 0.4%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	8.63	06/15/29	65,000	68,910
Coronado Finance Pty Ltd.(1)	9.25	10/01/29	60,000	45,900
SunCoke Energy, Inc.(1)	4.88	06/30/29	69,000	63,165
				177,975
COMMERCIAL SERVICES – 15.2%
ADT Security Corp.(1)	4.13	08/01/29	141,000	135,045
ADT Security Corp.(1)	4.88	07/15/32	115,000	109,459
Adtalem Global Education, Inc.(1)	5.50	03/01/28	55,000	54,393
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	7.00	05/21/30	210,000	216,675
Allied Universal Holdco LLC(1)	7.88	02/15/31	340,000	356,764
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	150,000	146,120
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.88	06/15/30	155,000	158,781
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	184,000	178,616
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	100,000	97,379
Alta Equipment Group, Inc.(1)	9.00	06/01/29	75,000	71,208
APi Group DE, Inc.(1)	4.13	07/15/29	45,000	42,792
APi Group DE, Inc.(1)	4.75	10/15/29	49,000	47,245
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	75,000	71,922
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	97,000	92,962
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	44,000	43,912
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	52,000	51,723
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	75,000	76,644
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.25	01/15/30	95,000	97,840
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.38	06/15/32	80,000	82,587
Brink’s Co.(1)	4.63	10/15/27	86,000	84,811
Brink’s Co.(1)	6.50	06/15/29	55,000	56,398
Brink’s Co.(1)	6.75	06/15/32	65,000	67,019
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	140,000	133,940
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	135,000	126,541
CoreCivic, Inc.	8.25	04/15/29	70,000	74,074
EquipmentShare.com, Inc.(1)	8.00	03/15/33	75,000	78,370
EquipmentShare.com, Inc.(1)	8.63	05/15/32	85,000	90,578

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 15.2% (Continued)
EquipmentShare.com, Inc.(1)	9.00	05/15/28	$150,000	$158,276
Garda World Security Corp.(1)	4.63	02/15/27	85,000	84,310
Garda World Security Corp.(1)	6.00	06/01/29	75,000	73,743
Garda World Security Corp.(1)	7.75	02/15/28	55,000	56,783
Garda World Security Corp.(1)	8.25	08/01/32	85,000	87,729
Garda World Security Corp.(1)	8.38	11/15/32	140,000	144,341
GEO Group, Inc.	8.63	04/15/29	100,000	106,246
GEO Group, Inc.	10.25	04/15/31	90,000	99,015
Grand Canyon University	5.13	10/01/28	55,000	53,219
Herc Holdings, Inc.(1)	5.50	07/15/27	184,000	183,396
Herc Holdings, Inc.(1)	6.63	06/15/29	120,000	122,944
Herc Holdings, Inc.(1)	7.00	06/15/30	250,000	258,540
Herc Holdings, Inc.(1)	7.25	06/15/33	160,000	165,800
Hertz Corp.(1)	4.63	12/01/26	65,000	58,843
Hertz Corp.(1)	5.00	12/01/29	140,000	98,457
Hertz Corp.(1)	12.63	07/15/29	200,000	209,114
Korn Ferry(1)	4.63	12/15/27	55,000	54,141
Matthews International Corp.(1)	8.63	10/01/27	50,000	52,146
NESCO Holdings II, Inc.(1)	5.50	04/15/29	141,000	137,587
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	146,000	140,920
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	190,000	190,179
Signal Parent, Inc.(1)	6.13	04/01/29	45,000	16,200
Sotheby’s(1)	7.38	10/15/27	108,000	106,363
Sotheby’s/Bidfair Holdings, Inc.(1)	5.88	06/01/29	55,000	49,748
TriNet Group, Inc.(1)	3.50	03/01/29	73,000	67,999
TriNet Group, Inc.(1)	7.13	08/15/31	55,000	56,651
United Rentals North America, Inc.	3.75	01/15/32	109,000	99,382
United Rentals North America, Inc.	3.88	11/15/27	125,000	121,859
United Rentals North America, Inc.	3.88	02/15/31	172,000	160,633
United Rentals North America, Inc.	4.00	07/15/30	98,000	92,798
United Rentals North America, Inc.	4.88	01/15/28	230,000	228,764
United Rentals North America, Inc.	5.25	01/15/30	115,000	114,794
United Rentals North America, Inc.	5.50	05/15/27	76,000	76,074
United Rentals North America, Inc.(1)	6.13	03/15/34	155,000	159,116
Valvoline, Inc.(1)	3.63	06/15/31	82,000	73,892
Veritiv Operating Co.(1)	10.50	11/30/30	150,000	162,769
VT Topco, Inc.(1)	8.50	08/15/30	70,000	74,615
Williams Scotsman, Inc.(1)	4.63	08/15/28	80,000	78,769
Williams Scotsman, Inc.(1)	6.63	06/15/29	70,000	71,791
Williams Scotsman, Inc.(1)	6.63	04/15/30	70,000	72,228
Williams Scotsman, Inc.(1)	7.38	10/01/31	75,000	78,341
ZipRecruiter, Inc.(1)	5.00	01/15/30	80,000	60,619
				7,402,932
COMPUTERS – 1.2%
Amentum Holdings, Inc.(1)	7.25	08/01/32	145,000	150,111
ASGN, Inc.(1)	4.63	05/15/28	79,000	76,975
CACI International, Inc.(1)	6.38	06/15/33	145,000	148,450
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	74,000	70,385

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 1.2% (Continued)
Crane NXT Co.	4.20	03/15/48	$55,000	$32,225
KBR, Inc.(1)	4.75	09/30/28	40,000	38,671
Science Applications International Corp.(1)	4.88	04/01/28	60,000	59,195
				576,012
DISTRIBUTION/WHOLESALE – 1.4%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	65,000	61,326
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	98,000	95,472
Gates Corp./DE(1)	6.88	07/01/29	70,000	72,123
RB Global Holdings, Inc.(1)	6.75	03/15/28	70,000	71,743
RB Global Holdings, Inc.(1)	7.75	03/15/31	130,000	136,402
Resideo Funding, Inc.(1)	4.00	09/01/29	50,000	46,808
Resideo Funding, Inc.(1)	6.50	07/15/32	80,000	81,255
Windsor Holdings III LLC(1)	8.50	06/15/30	115,000	122,038
				687,167
ELECTRIC – 0.3%
Pike Corp.(1)	5.50	09/01/28	105,000	104,658
Pike Corp.(1)	8.63	01/31/31	60,000	64,595
				169,253
ELECTRICAL COMPONENTS & EQUIPMENT – 1.4%
EnerSys(1)	4.38	12/15/27	25,000	24,587
EnerSys(1)	6.63	01/15/32	60,000	61,734
WESCO Distribution, Inc.(1)	6.38	03/15/29	130,000	133,503
WESCO Distribution, Inc.(1)	6.38	03/15/33	135,000	138,315
WESCO Distribution, Inc.(1)	6.63	03/15/32	105,000	108,471
WESCO Distribution, Inc.(1)	7.25	06/15/28	195,000	197,718
				664,328
ELECTRONICS – 0.7%
Atkore, Inc.(1)	4.25	06/01/31	63,000	58,213
Imola Merger Corp.(1)	4.75	05/15/29	290,000	281,599
				339,812
ENGINEERING & CONSTRUCTION – 2.6%
AECOM(1)	6.00	08/01/33	175,000	176,541
Arcosa, Inc.(1)	4.38	04/15/29	65,000	62,760
Arcosa, Inc.(1)	6.88	08/15/32	85,000	87,887
Artera Services LLC(1)	8.50	02/15/31	85,000	70,471
Brand Industrial Services, Inc.(1)	10.38	08/01/30	215,000	195,414
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	7.50	02/01/32	60,000	59,784
Dycom Industries, Inc.(1)	4.50	04/15/29	80,000	77,616
Fluor Corp.	4.25	09/15/28	75,000	73,861
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	55,000	54,832
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	49,000	50,535
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	55,000	52,145
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	52,000	53,026
TopBuild Corp.(1)	3.63	03/15/29	50,000	47,158
TopBuild Corp.(1)	4.13	02/15/32	85,000	78,426

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 2.6% (Continued)
Tutor Perini Corp.(1)	11.88	04/30/29	$60,000	$67,519
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	65,000	62,605
				1,270,580
ENVIRONMENTAL CONTROL – 2.8%
Clean Harbors, Inc.(1)	4.88	07/15/27	85,000	84,370
Clean Harbors, Inc.(1)	5.13	07/15/29	45,000	44,292
Clean Harbors, Inc.(1)	6.38	02/01/31	70,000	71,586
Enviri Corp.(1)	5.75	07/31/27	75,000	73,842
GFL Environmental, Inc.(1)	4.00	08/01/28	110,000	106,702
GFL Environmental, Inc.(1)	4.38	08/15/29	77,000	74,735
GFL Environmental, Inc.(1)	4.75	06/15/29	108,000	105,684
GFL Environmental, Inc.(1)	6.75	01/15/31	145,000	150,450
Madison IAQ LLC(1)	4.13	06/30/28	105,000	101,702
Madison IAQ LLC(1)	5.88	06/30/29	146,000	142,277
Reworld Holding Corp.(1)	4.88	12/01/29	110,000	105,149
Reworld Holding Corp.	5.00	09/01/30	63,000	59,823
Waste Pro USA, Inc.(1)	7.00	02/01/33	130,000	135,208
Wrangler Holdco Corp.(1)	6.63	04/01/32	80,000	82,718
				1,338,538
FOOD SERVICE – 0.7%
Aramark Services, Inc.(1)	5.00	02/01/28	166,000	164,541
TKC Holdings, Inc.(1)	6.88	05/15/28	70,000	70,027
TKC Holdings, Inc.(1)	10.50	05/15/29	94,000	96,658
				331,226
FOREST PRODUCTS & PAPER – 0.6%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	45,000	43,366
Domtar Corp.(1)	6.75	10/01/28	90,000	78,485
Mercer International, Inc.	5.13	02/01/29	125,000	100,808
Mercer International, Inc.(1)	12.88	10/01/28	65,000	65,641
				288,300
HOLDING COMPANIES-DIVERS – 0.6%
Clue Opco LLC(1)	9.50	10/15/31	105,000	111,439
Stena International SA(1)	7.25	01/15/31	130,000	132,234
Stena International SA(1)	7.63	02/15/31	55,000	56,583
				300,256
HOME BUILDERS – 4.4%
Adams Homes, Inc.(1)	9.25	10/15/28	55,000	57,168
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	46,000	43,506
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	55,000	51,637
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.88	08/01/33	75,000	74,901
Beazer Homes USA, Inc.	5.88	10/15/27	50,000	49,914
Beazer Homes USA, Inc.	7.25	10/15/29	54,000	54,395
Beazer Homes USA, Inc.(1)	7.50	03/15/31	35,000	35,441
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	70,000	63,729
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	60,000	55,932
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	85,000	84,902

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 4.4% (Continued)
Century Communities, Inc.(1)	3.88	08/15/29	$70,000	$64,585
Century Communities, Inc.	6.75	06/01/27	78,000	78,114
Dream Finders Homes, Inc.(1)	8.25	08/15/28	50,000	51,797
Empire Communities Corp.(1)	9.75	05/01/29	75,000	76,581
Installed Building Products, Inc.(1)	5.75	02/01/28	47,000	47,031
K Hovnanian Enterprises, Inc.(1)	11.75	09/30/29	60,000	65,042
KB Home	4.00	06/15/31	58,000	53,290
KB Home	4.80	11/15/29	45,000	44,016
KB Home	6.88	06/15/27	44,000	44,986
KB Home	7.25	07/15/30	47,000	48,445
LGI Homes, Inc.(1)	4.00	07/15/29	27,000	24,639
LGI Homes, Inc.(1)	7.00	11/15/32	70,000	67,464
LGI Homes, Inc.(1)	8.75	12/15/28	60,000	62,967
M/I Homes, Inc.	3.95	02/15/30	40,000	37,101
M/I Homes, Inc.	4.95	02/01/28	65,000	64,414
Mattamy Group Corp.(1)	4.63	03/01/30	97,000	93,158
Mattamy Group Corp.(1)	5.25	12/15/27	60,000	59,617
New Home Co., Inc.(1)	8.50	11/01/30	40,000	40,889
New Home Co., Inc.(1)	9.25	10/01/29	60,000	62,274
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	66,000	64,485
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	40,000	38,804
STL Holding Co. LLC(1)	8.75	02/15/29	40,000	41,662
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	68,000	67,198
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	68,000	68,623
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	80,000	80,637
Tri Pointe Homes, Inc.	5.25	06/01/27	60,000	59,532
Tri Pointe Homes, Inc.	5.70	06/15/28	40,000	40,541
				2,119,417
HOME FURNISHINGS – 0.3%
FXI Holdings, Inc.(1)	12.25	11/15/26	118,000	105,905
FXI Holdings, Inc.(1)	12.25	11/15/26	67,000	60,217
				166,122
IRON/STEEL – 4.6%
Algoma Steel, Inc.(1)	9.13	04/15/29	55,000	49,934
ATI, Inc.	4.88	10/01/29	47,000	45,993
ATI, Inc.	5.13	10/01/31	55,000	53,440
ATI, Inc.	5.88	12/01/27	50,000	49,938
ATI, Inc.	7.25	08/15/30	65,000	68,191
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	110,000	110,079
Carpenter Technology Corp.	6.38	07/15/28	50,000	50,229
Carpenter Technology Corp.	7.63	03/15/30	50,000	51,641
Champion Iron Canada, Inc.(1)	7.88	07/15/32	75,000	76,654
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	55,000	51,889
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	40,000	35,534
Cleveland-Cliffs, Inc.	5.88	06/01/27	80,000	80,118
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	115,000	114,538
Cleveland-Cliffs, Inc.(1)	6.88	11/01/29	130,000	130,179
Cleveland-Cliffs, Inc.(1)	7.00	03/15/32	210,000	205,141

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
IRON/STEEL – 4.6% (Continued)
Cleveland-Cliffs, Inc.(1)	7.38	05/01/33	$135,000	$131,552
Cleveland-Cliffs, Inc.(1)	7.50	09/15/31	120,000	119,898
Commercial Metals Co.	3.88	02/15/31	40,000	36,925
Commercial Metals Co.	4.13	01/15/30	44,000	41,825
Commercial Metals Co.	4.38	03/15/32	45,000	41,719
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	85,000	92,583
Mineral Resources Ltd.(1)	8.00	11/01/27	90,000	91,579
Mineral Resources Ltd.(1)	8.13	05/01/27	110,000	110,424
Mineral Resources Ltd.(1)	8.50	05/01/30	87,000	89,150
Mineral Resources Ltd.(1)	9.25	10/01/28	155,000	162,192
TMS International Corp./DE(1)	6.25	04/15/29	52,000	49,552
United States Steel Corp.	6.65	06/01/37	45,000	47,288
United States Steel Corp.	6.88	03/01/29	61,000	61,418
				2,249,603
MACHINERY-CONSTRUCTION & MINING – 0.7%
BWX Technologies, Inc.(1)	4.13	06/30/28	65,000	62,963
BWX Technologies, Inc.(1)	4.13	04/15/29	55,000	52,839
Manitowoc Co., Inc.(1)	9.25	10/01/31	45,000	47,869
Terex Corp.(1)	5.00	05/15/29	85,000	83,041
Terex Corp.(1)	6.25	10/15/32	110,000	110,277
				356,989
MACHINERY-DIVERSIFIED – 2.4%
ATS Corp.(1)	4.13	12/15/28	55,000	52,444
Chart Industries, Inc.(1)	7.50	01/01/30	208,000	218,146
Chart Industries, Inc.(1)	9.50	01/01/31	82,000	87,758
Esab Corp.(1)	6.25	04/15/29	100,000	102,301
GrafTech Finance, Inc.(1)	4.63	12/23/29	85,000	60,802
GrafTech Global Enterprises, Inc.(1)	9.88	12/23/29	60,000	53,102
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC(1)	9.00	02/15/29	145,000	149,812
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	70,000	74,256
Mueller Water Products, Inc.(1)	4.00	06/15/29	73,000	69,817
SPX FLOW, Inc.(1)	8.75	04/01/30	68,000	70,295
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	235,000	234,131
				1,172,864
METAL FABRICATE/HARDWARE – 0.9%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	65,000	64,381
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	65,000	66,041
Park-Ohio Industries, Inc.	6.63	04/15/27	60,000	60,029
Park-Ohio Industries, Inc.(1)	8.50	08/01/30	40,000	38,439
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	80,000	77,031
Vallourec SACA(1)	7.50	04/15/32	125,000	132,492
				438,413
MINING – 5.5%
Alcoa Nederland Holding BV(1)	4.13	03/31/29	80,000	76,312
Alcoa Nederland Holding BV(1)	7.13	03/15/31	105,000	109,573
Alumina Pty Ltd.(1)	6.13	03/15/30	65,000	65,775
Alumina Pty Ltd.(1)	6.38	09/15/32	85,000	86,273

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 5.5% (Continued)
Arsenal AIC Parent LLC(1)	8.00	10/01/30	$100,000	$106,126
Arsenal AIC Parent LLC(1)	11.50	10/01/31	80,000	89,070
Century Aluminum Co. (1)	6.88	08/01/32	50,000	50,581
Century Aluminum Co.(1)	7.50	04/01/28	45,000	45,860
Coeur Mining, Inc.(1)	5.13	02/15/29	48,000	46,755
Compass Minerals International, Inc.(1)	8.00	07/01/30	100,000	103,666
Constellium SE(1)	3.75	04/15/29	80,000	75,144
Constellium SE(1)	5.63	06/15/28	45,000	44,603
Constellium SE(1)	6.38	08/15/32	45,000	45,651
Eldorado Gold Corp.(1)	6.25	09/01/29	68,000	68,152
Fortescue Treasury Pty Ltd.(1)	4.38	04/01/31	220,000	206,290
Fortescue Treasury Pty Ltd.(1)	4.50	09/15/27	85,000	83,854
Fortescue Treasury Pty Ltd.(1)	5.88	04/15/30	100,000	101,328
Fortescue Treasury Pty Ltd.(1)	6.13	04/15/32	120,000	122,474
Hecla Mining Co.	7.25	02/15/28	68,000	68,817
Hudbay Minerals, Inc.(1)	6.13	04/01/29	75,000	75,523
IAMGOLD Corp.(1)	5.75	10/15/28	73,000	72,264
JW Aluminum Continuous Cast Co.(1)	10.25	04/01/30	50,000	51,565
Kaiser Aluminum Corp.(1)	4.50	06/01/31	76,000	70,948
Kaiser Aluminum Corp.(1)	4.63	03/01/28	80,000	78,269
New Gold, Inc.(1)	6.88	04/01/32	55,000	56,493
Novelis Corp.(1)	3.25	11/15/26	105,000	103,380
Novelis Corp.(1)	3.88	08/15/31	117,000	105,050
Novelis Corp.(1)	4.75	01/30/30	223,000	213,769
Novelis Corp.(1)	6.88	01/30/30	115,000	118,578
Perenti Finance Pty Ltd.(1)	7.50	04/26/29	50,000	51,728
Taseko Mines Ltd.(1)	8.25	05/01/30	70,000	73,177
				2,667,048
MISCELLANEOUS MANUFACTURER – 1.8%
Amsted Industries, Inc.(1)	4.63	05/15/30	60,000	57,526
Amsted Industries, Inc.(1)	6.38	03/15/33	70,000	71,174
Axon Enterprise, Inc.(1)	6.13	03/15/30	145,000	148,451
Axon Enterprise, Inc.(1)	6.25	03/15/33	115,000	118,102
Calderys Financing LLC(1)	11.25	06/01/28	80,000	84,622
Enpro, Inc.(1)	6.13	06/01/33	65,000	65,739
Hillenbrand, Inc.	3.75	03/01/31	50,000	44,895
Hillenbrand, Inc.	6.25	02/15/29	69,000	69,970
LSB Industries, Inc.(1)	6.25	10/15/28	65,000	63,959
Maxam Prill Sarl(1)	7.75	07/15/30	75,000	73,400
Trinity Industries, Inc.(1)	7.75	07/15/28	85,000	88,548
				886,386
OFFICE FURNISHINGS – 0.2%
Interface, Inc.(1)	5.50	12/01/28	47,000	46,364
Steelcase, Inc.	5.13	01/18/29	63,000	62,133
				108,497

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OFFICE/BUSINESS EQUIPMENT – 0.2%
Pitney Bowes, Inc.(1)	6.88	03/15/27	$50,000	$49,975
Pitney Bowes, Inc.(1)	7.25	03/15/29	55,000	55,318
				105,293
PACKAGING & CONTAINERS – 8.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	90,000	84,936
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	160,000	145,873
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	85,000	85,145
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	175,000	172,966
Ball Corp.	2.88	08/15/30	175,000	157,328
Ball Corp.	3.13	09/15/31	135,000	120,940
Ball Corp.	6.00	06/15/29	140,000	142,664
Ball Corp.	6.88	03/15/28	120,000	122,579
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	60,000	58,723
Cascades, Inc./Cascades USA, Inc.(1)	6.75	07/15/30	65,000	64,907
Clearwater Paper Corp.(1)	4.75	08/15/28	40,000	37,737
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	70,000	70,891
Clydesdale Acquisition Holdings, Inc.(1)	6.75	04/15/32	210,000	215,247
Clydesdale Acquisition Holdings, Inc.(1)	6.88	01/15/30	70,000	71,672
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	166,000	169,567
Crown Americas LLC	5.25	04/01/30	74,000	74,857
Crown Americas LLC(1)	5.88	06/01/33	115,000	115,319
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	50,000	49,529
Crown Cork & Seal Co., Inc.	7.38	12/15/26	50,000	51,621
Graham Packaging Co., Inc.(1)	7.13	08/15/28	74,000	73,948
Graphic Packaging International LLC(1)	3.50	03/15/28	70,000	66,671
Graphic Packaging International LLC(1)	3.50	03/01/29	55,000	51,611
Graphic Packaging International LLC(1)	3.75	02/01/30	55,000	51,458
Graphic Packaging International LLC(1)	4.75	07/15/27	47,000	46,141
Graphic Packaging International LLC(1)	6.38	07/15/32	70,000	70,932
Iris Holding, Inc.(1)	10.00	12/15/28	60,000	55,922
Mauser Packaging Solutions Holding Co.(1)	7.88	04/15/27	395,000	398,940
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	195,000	193,186
OI European Group BV(1)	4.75	02/15/30	65,000	61,656
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	85,000	85,172
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	100,000	101,249
Owens-Brockway Glass Container, Inc.(1)	7.38	06/01/32	45,000	45,396
Sealed Air Corp.(1)	4.00	12/01/27	55,000	53,448
Sealed Air Corp.(1)	5.00	04/15/29	55,000	54,296
Sealed Air Corp.(1)	6.50	07/15/32	60,000	61,853
Sealed Air Corp.(1)	6.88	07/15/33	75,000	80,236
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	112,000	113,140
Sealed Air Corp./Sealed Air Corp. US(1)	7.25	02/15/31	65,000	67,643
Silgan Holdings, Inc.	4.13	02/01/28	80,000	77,776
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	90,000	96,394
TriMas Corp.(1)	4.13	04/15/29	63,000	60,498
Trivium Packaging Finance BV(1)	8.25	07/15/30	90,000	94,830
Trivium Packaging Finance BV(1)	12.25	01/15/31	85,000	89,323
				4,164,220

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE – 0.2%
CoreLogic, Inc.(1)	4.50	05/01/28	$115,000	$108,497

RETAIL – 2.8%
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	42,000	40,931
Foundation Building Materials, Inc.(1)	6.00	03/01/29	58,000	54,452
GYP Holdings III Corp.(1)	4.63	05/01/29	60,000	60,630
LBM Acquisition LLC(1)	6.25	01/15/29	105,000	92,232
Park River Holdings, Inc.(1)	5.63	02/01/29	55,000	47,512
Park River Holdings, Inc.(1)	6.75	08/01/29	35,000	30,666
Patrick Industries, Inc.(1)	4.75	05/01/29	50,000	48,456
Patrick Industries, Inc.(1)	6.38	11/01/32	80,000	80,127
QXO Building Products, Inc.(1)	6.75	04/30/32	330,000	340,650
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	7.75	10/15/29	70,000	68,675
Staples, Inc.(1)	10.75	09/01/29	360,000	339,358
Staples, Inc.(1)	12.75	01/15/30	120,000	84,536
White Capital Buyer LLC(1)	6.88	10/15/28	91,000	90,832
				1,379,057
SOFTWARE – 0.1%
Dun & Bradstreet Corp.(1)	5.00	12/15/29	63,000	64,481

TRANSPORTATION – 2.1%
Beacon Mobility Corp.(1)	7.25	08/01/30	80,000	81,563
Brightline East LLC(1)	11.00	01/31/30	160,000	104,159
Carriage Purchaser, Inc.(1)	7.88	10/15/29	47,000	43,626
Danaos Corp.(1)	8.50	03/01/28	35,000	35,795
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	90,000	84,958
Genesee & Wyoming, Inc.(1)	6.25	04/15/32	100,000	101,278
Rand Parent LLC(1)	8.50	02/15/30	130,000	130,855
RXO, Inc.(1)	7.50	11/15/27	55,000	55,984
Stonepeak Nile Parent LLC(1)	7.25	03/15/32	70,000	73,576
Watco Cos LLC/Watco Finance Corp.(1)	7.13	08/01/32	100,000	103,843
XPO CNW, Inc.	6.70	05/01/34	50,000	52,055
XPO, Inc.(1)	7.13	06/01/31	70,000	72,484
XPO, Inc.(1)	7.13	02/01/32	85,000	88,431
				1,028,607
TOTAL CORPORATE BONDS (Cost – $47,632,348)				47,641,929

SHORT-TERM INVESTMENTS – 1.5%
TIME DEPOSITS – 1.5%
Sumitomo Mitsui Trust Bank, London	3.68	08/01/25	739,160	739,160
TOTAL SHORT-TERM INVESTMENTS (Cost – $739,160)				739,160

TOTAL INVESTMENTS – 99.3% (Cost – $48,371,508)				$48,381,089
OTHER ASSETS LESS LIABILITIES – 0.7%				319,677
NET ASSETS – 100.0%				$48,700,766

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2025, amounts to $40,901,800 and represents 84.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx USD High Yield Bond Industrial Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$47,641,929	$–	$47,641,929
Time Deposits	–	739,160	–	739,160
Total Investments	$–	$48,381,089	$–	$48,381,089

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.0%
MEDIA – 0.0%
Beasley Broadcast Group, Inc. Class A*	24	$102
TOTAL COMMON STOCKS (Cost – $297)		102

	Rate (%)	Maturity	Face Amount
CORPORATE BONDS – 97.9%
ADVERTISING – 4.1%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$165,000	123,898
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	349,000	348,744
Clear Channel Outdoor Holdings, Inc.(1)	7.13	02/15/31	290,000	289,781
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	280,000	255,351
Clear Channel Outdoor Holdings, Inc.(1)	7.50	03/15/33	240,000	239,767
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	279,000	263,724
Clear Channel Outdoor Holdings, Inc.(1)	7.88	04/01/30	230,000	237,063
Clear Channel Outdoor Holdings, Inc.(1)	9.00	09/15/28	200,000	209,712
CMG Media Corp.(1)	8.88	06/18/29	152,000	147,851
Dotdash Meredith, Inc.(1)	7.63	06/15/32	110,000	107,327
Lamar Media Corp.	3.63	01/15/31	147,000	135,352
Lamar Media Corp.	3.75	02/15/28	170,000	164,351
Lamar Media Corp.	4.00	02/15/30	135,000	128,208
Lamar Media Corp.	4.88	01/15/29	105,000	103,211
Stagwell Global LLC(1)	5.63	08/15/29	292,000	281,287
				3,035,627
COMMERCIAL SERVICES – 1.4%
Cimpress PLC(1)	7.38	09/15/32	140,000	137,022
Deluxe Corp.(1)	8.00	06/01/29	125,000	120,052
Deluxe Corp.(1)	8.13	09/15/29	130,000	133,996
OT Midco, Inc.(1)	10.00	02/15/30	170,000	138,972
RR Donnelley & Sons Co.(1)	9.50	08/01/29	265,000	271,024
RR Donnelley & Sons Co.(1)	10.88	08/01/29	143,000	139,466
VM Consolidated, Inc.(1)	5.50	04/15/29	105,000	103,175
				1,043,707
COMPUTERS – 3.4%
Ahead DB Holdings LLC(1)	6.63	05/01/28	107,000	107,801
Crowdstrike Holdings, Inc.	3.00	02/15/29	200,000	187,370
Fortress Intermediate 3, Inc.(1)	7.50	06/01/31	210,000	220,654
Insight Enterprises, Inc.(1)	6.63	05/15/32	135,000	138,198
McAfee Corp.(1)	7.38	02/15/30	538,000	499,401
NCR Voyix Corp.(1)	5.00	10/01/28	175,000	172,289
NCR Voyix Corp.(1)	5.13	04/15/29	107,000	104,958
Seagate Data Storage Technology Pte Ltd.(1)	4.09	06/01/29	115,000	110,183
Seagate Data Storage Technology Pte Ltd.(1)	5.75	12/01/34	85,000	80,050
Seagate Data Storage Technology Pte Ltd.(1)	5.88	07/15/30	110,000	111,397
Seagate Data Storage Technology Pte Ltd.(1)	8.25	12/15/29	129,000	137,821
Seagate Data Storage Technology Pte Ltd.(1)	8.50	07/15/31	125,000	132,328
Seagate Data Storage Technology Pte Ltd.(1)	9.63	12/01/32	197,800	222,930
Unisys Corp.(1)	10.63	01/15/31	195,000	204,927
Virtusa Corp.(1)	7.13	12/15/28	92,000	87,998
				2,518,305

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRONICS – 1.7%
Coherent Corp.(1)	5.00	12/15/29	$262,000	$256,620
Sensata Technologies BV(1)	4.00	04/15/29	268,000	254,960
Sensata Technologies BV(1)	5.88	09/01/30	135,000	135,255
Sensata Technologies, Inc.(1)	3.75	02/15/31	200,000	182,672
Sensata Technologies, Inc.(1)	4.38	02/15/30	120,000	114,969
Sensata Technologies, Inc.(1)	6.63	07/15/32	135,000	138,087
TTM Technologies, Inc.(1)	4.00	03/01/29	140,000	133,379
				1,215,942
ENGINEERING & CONSTRUCTION – 0.5%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C(1)	7.88	02/03/30	135,000	137,278
HTA Group Ltd./Mauritius(1)	7.50	06/04/29	225,000	232,831
				370,109
ENTERTAINMENT – 3.4%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	170,000	66,300
Banijay Entertainment SAS(1)	8.13	05/01/29	110,000	114,409
Starz Capital Holdings LLC(1)	5.50	04/15/29	87,000	72,127
Warnermedia Holdings, Inc.	3.76	03/15/27	320,000	313,963
Warnermedia Holdings, Inc.	4.05	03/15/29	365,000	342,949
Warnermedia Holdings, Inc.	4.28	03/15/32	80,000	63,800
Warnermedia Holdings, Inc.	4.28	03/15/32	725,000	609,265
Warnermedia Holdings, Inc.	5.05	03/15/42	1,100,000	736,235
Warnermedia Holdings, Inc.	5.14	03/15/52	255,000	157,814
				2,476,862
INTERNET – 5.9%
ANGI Group LLC(1)	3.88	08/15/28	145,000	135,208
Arches Buyer, Inc.(1)	4.25	06/01/28	255,000	245,840
Arches Buyer, Inc.(1)	6.13	12/01/28	145,000	138,511
Cablevision Lightpath LLC(1)	3.88	09/15/27	120,000	118,936
Cablevision Lightpath LLC(1)	5.63	09/15/28	115,000	114,728
Cars.com, Inc.(1)	6.38	11/01/28	110,000	109,865
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	6.50	07/01/32	160,000	156,997
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	7.00	06/15/27	90,000	90,291
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	7.00	06/15/27	115,000	115,220
Gen Digital, Inc.(1)	6.25	04/01/33	255,000	260,605
Gen Digital, Inc.(1)	6.75	09/30/27	240,000	244,166
Gen Digital, Inc.(1)	7.13	09/30/30	160,000	165,511
Getty Images, Inc.(1)	9.75	03/01/27	90,000	87,725
Getty Images, Inc.(1)	11.25	02/21/30	145,000	138,973
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	210,000	197,294
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	165,000	164,520
ION Trading Technologies Sarl(1)	5.75	05/15/28	120,000	116,170
ION Trading Technologies Sarl(1)	9.50	05/30/29	205,000	213,453
Match Group Holdings II LLC(1)	3.63	10/01/31	137,000	122,721
Match Group Holdings II LLC(1)	4.13	08/01/30	125,000	116,697
Match Group Holdings II LLC(1)	4.63	06/01/28	137,000	133,973
Match Group Holdings II LLC(1)	5.00	12/15/27	130,000	129,111

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 5.9% (Continued)
Match Group Holdings II LLC(1)	5.63	02/15/29	$90,000	$89,795
Millennium Escrow Corp.(1)	6.63	08/01/26	205,000	193,575
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	150,000	91,905
Newfold Digital Holdings Group, Inc.(1)	11.75	10/15/28	135,000	99,225
Snap, Inc.(1)	6.88	03/01/33	400,000	410,439
Ziff Davis, Inc.(1)	4.63	10/15/30	130,000	121,106
				4,322,560
MACHINERY-CONSTRUCTION & MINING – 0.3%
Vertiv Group Corp.(1)	4.13	11/15/28	230,000	223,893

MEDIA – 36.1%
AMC Networks, Inc.	4.25	02/15/29	75,000	60,113
AMC Networks, Inc.(1)	10.25	01/15/29	229,000	235,239
AMC Networks, Inc.(1)	10.50	07/15/32	110,000	112,026
Block Communications, Inc.(1)	4.88	03/01/28	90,000	84,690
Cable One, Inc.(1)	4.00	11/15/30	175,000	134,938
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	805,000	735,825
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	533,000	459,724
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	737,000	690,083
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	774,000	702,873
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	467,000	415,119
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	815,000	775,007
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	325,000	300,730
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	672,000	659,868
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	872,000	865,406
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	406,000	399,023
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	400,000	403,946
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	300,000	308,602
CSC Holdings LLC(1)	3.38	02/15/31	273,000	178,856
CSC Holdings LLC(1)	4.13	12/01/30	297,000	199,969
CSC Holdings LLC(1)	4.50	11/15/31	395,000	263,552
CSC Holdings LLC(1)	5.38	02/01/28	274,000	252,218
CSC Holdings LLC(1)	5.50	04/15/27	343,000	332,282
CSC Holdings LLC(1)	6.50	02/01/29	475,000	375,719
CSC Holdings LLC(1)	11.25	05/15/28	273,000	274,693
CSC Holdings LLC(1)	11.75	01/31/29	555,000	519,488
Cumulus Media New Holdings, Inc.(1)	8.00	07/01/29	95,000	25,888
Directv Financing LLC(1)	8.88	02/01/30	195,000	190,067
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	885,000	880,689
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	10.00	02/15/31	560,000	540,485
Discovery Communications LLC	3.63	05/15/30	250,000	221,631
Discovery Communications LLC	3.95	03/20/28	335,000	322,647
Discovery Communications LLC	4.13	05/15/29	175,000	163,118
Discovery Communications LLC	5.00	09/20/37	125,000	90,588
Discovery Communications LLC	6.35	06/01/40	120,000	91,200
DISH DBS Corp.	5.13	06/01/29	395,000	293,660
DISH DBS Corp.(1)	5.25	12/01/26	745,000	701,948

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 36.1% (Continued)
DISH DBS Corp.(1)	5.75	12/01/28	$660,000	$590,408
DISH DBS Corp.	7.38	07/01/28	270,000	207,495
DISH Network Corp.(1)	11.75	11/15/27	935,000	974,570
Gray Media, Inc.(1)	4.75	10/15/30	222,000	166,223
Gray Media, Inc.(1)	5.38	11/15/31	337,000	249,032
Gray Media, Inc.(1)	7.25	08/15/33	210,000	209,081
Gray Media, Inc.(1)	9.63	07/15/32	210,000	211,993
Gray Media, Inc.(1)	10.50	07/15/29	350,000	379,017
iHeartCommunications, Inc.(1)	4.75	01/15/28	35,000	29,075
iHeartCommunications, Inc.(1)	7.75	08/15/30	178,360	139,539
iHeartCommunications, Inc.(1)	9.13	05/01/29	218,000	182,659
iHeartCommunications, Inc.(1)	10.88	05/01/30	178,400	88,809
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	220,000	149,769
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	320,000	245,934
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	220,000	219,321
McGraw-Hill Education, Inc.(1)	7.38	09/01/31	175,000	182,060
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	170,000	172,943
Midcontinent Communications(1)	8.00	08/15/32	175,000	184,870
Nexstar Media, Inc.(1)	4.75	11/01/28	265,000	257,785
Nexstar Media, Inc.(1)	5.63	07/15/27	463,000	462,391
Paramount Global	6.25	02/28/57	179,000	172,691
Paramount Global	6.38	03/30/62	262,000	258,365
Scripps Escrow II, Inc.(1)	3.88	01/15/29	140,000	124,400
Scripps Escrow II, Inc.(1)	5.38	01/15/31	100,000	73,643
Scripps Escrow, Inc.(1)	5.88	07/15/27	125,000	124,959
Sinclair Television Group, Inc.(1)	5.13	02/15/27	10,000	9,649
Sinclair Television Group, Inc.(1)	5.50	03/01/30	130,000	107,940
Sinclair Television Group, Inc.(1)	8.13	02/15/33	380,000	387,847
Sinclair Television Group, Inc.(1)	9.75	02/15/33	115,000	125,638
Sirius XM Radio LLC(1)	3.13	09/01/26	273,000	267,092
Sirius XM Radio LLC(1)	3.88	09/01/31	395,000	348,832
Sirius XM Radio LLC(1)	4.00	07/15/28	525,000	500,017
Sirius XM Radio LLC(1)	4.13	07/01/30	410,000	374,381
Sirius XM Radio LLC(1)	5.00	08/01/27	395,000	391,013
Sirius XM Radio LLC(1)	5.50	07/01/29	342,000	338,035
Sunrise FinCo I BV(1)	4.88	07/15/31	326,000	307,618
TEGNA, Inc.	4.63	03/15/28	260,000	253,361
TEGNA, Inc.	5.00	09/15/29	300,000	288,633
Univision Communications, Inc.(1)	4.50	05/01/29	282,000	261,177
Univision Communications, Inc.(1)	7.38	06/30/30	240,000	238,919
Univision Communications, Inc.(1)	8.00	08/15/28	375,000	385,561
Univision Communications, Inc.(1)	8.50	07/31/31	350,000	355,773
Univision Communications, Inc.(1)	9.38	08/01/32	400,000	415,306
Urban One, Inc.(1)	7.38	02/01/28	145,000	84,887
Virgin Media Finance PLC(1)	5.00	07/15/30	255,000	230,126
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	237,000	220,605
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	375,000	366,815
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	140,000	135,896

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 36.1% (Continued)
VZ Secured Financing BV(1)	5.00	01/15/32	$402,000	$353,948
Ziggo Bond Co. BV(1)	5.13	02/28/30	135,000	117,918
Ziggo BV(1)	4.88	01/15/30	270,000	249,671
				26,435,600
OFFICE/BUSINESS EQUIPMENT – 1.0%
Xerox Corp.	4.80	03/01/35	77,000	40,157
Xerox Corp.	6.75	12/15/39	90,000	46,707
Xerox Corp.(1)	10.25	10/15/30	105,000	108,073
Xerox Corp.(1)	13.50	04/15/31	130,000	127,215
Xerox Holdings Corp.(1)	5.50	08/15/28	230,000	152,697
Xerox Holdings Corp.(1)	8.88	11/30/29	135,000	88,579
Zebra Technologies Corp.(1)	6.50	06/01/32	135,000	138,489
				701,917
PACKAGING & CONTAINERS – 0.9%
LABL, Inc.(1)	5.88	11/01/28	135,000	120,014
LABL, Inc.(1)	8.25	11/01/29	115,000	91,075
LABL, Inc.(1)	8.63	10/01/31	250,000	207,943
LABL, Inc.(1)	9.50	11/01/28	90,000	84,095
LABL, Inc.(1)	10.50	07/15/27	180,000	169,859
				672,986
RETAIL – 0.0%
Liberty Interactive LLC	8.25	02/01/30	155,000	21,719
Liberty Interactive LLC	8.50	07/15/29	90,000	12,825
				34,544
SEMICONDUCTORS – 2.8%
Amkor Technology, Inc.(1)	6.63	09/15/27	71,000	70,985
ams-OSRAM AG(1)	12.25	03/30/29	200,000	215,799
Entegris, Inc.(1)	3.63	05/01/29	109,000	102,375
Entegris, Inc.(1)	4.38	04/15/28	115,000	112,173
Entegris, Inc.(1)	4.75	04/15/29	425,000	416,700
Entegris, Inc.(1)	5.95	06/15/30	232,000	234,292
Kioxia Holdings Corp.(1)	6.25	07/24/30	290,000	289,147
Kioxia Holdings Corp.(1)	6.63	07/24/33	300,000	297,151
ON Semiconductor Corp.(1)	3.88	09/01/28	190,000	183,776
Synaptics, Inc.(1)	4.00	06/15/29	105,000	99,237
				2,021,635
SOFTWARE – 11.6%
Capstone Borrower, Inc.(1)	8.00	06/15/30	230,000	239,287
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	205,000	174,147
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	205,000	169,213
Cloud Software Group, Inc.(1)	6.50	03/31/29	1,068,000	1,079,305
Cloud Software Group, Inc.(1)	8.25	06/30/32	484,000	515,741
Cloud Software Group, Inc.(1)	9.00	09/30/29	1,025,000	1,061,481
CoreWeave, Inc.(1)	9.00	02/01/31	465,000	463,599
CoreWeave, Inc.(1)	9.25	06/01/30	535,000	538,103
Dye & Durham Ltd.(1)	8.63	04/15/29	150,000	156,433

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 11.6% (Continued)
Elastic NV(1)	4.13	07/15/29	$155,000	$147,574
Ellucian Holdings, Inc.(1)	6.50	12/01/29	190,000	192,948
Fair Isaac Corp.(1)	4.00	06/15/28	244,000	235,887
Fair Isaac Corp.(1)	6.00	05/15/33	395,000	397,842
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	100,000	94,642
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	8.75	05/01/29	185,000	188,852
Open Text Corp.(1)	3.88	02/15/28	240,000	231,230
Open Text Corp.(1)	3.88	12/01/29	227,000	212,702
Open Text Holdings, Inc.(1)	4.13	02/15/30	240,000	225,197
Open Text Holdings, Inc.(1)	4.13	12/01/31	175,000	159,449
PTC, Inc.(1)	4.00	02/15/28	135,000	131,661
Rackspace Finance LLC(1)	3.50	05/15/28	100,000	48,250
RingCentral, Inc.(1)	8.50	08/15/30	90,000	95,723
ROBLOX Corp.(1)	3.88	05/01/30	272,000	256,266
Rocket Software, Inc.(1)	6.50	02/15/29	155,000	150,859
Rocket Software, Inc.(1)	9.00	11/28/28	210,000	217,298
Twilio, Inc.	3.63	03/15/29	134,000	127,047
Twilio, Inc.	3.88	03/15/31	138,000	128,362
UKG, Inc.(1)	6.88	02/01/31	665,000	683,148
West Technology Group LLC(1)	8.50	04/10/27	135,000	37,631
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	175,000	164,702
				8,524,579
TELECOMMUNICATIONS – 24.8%
Africell Holding Ltd.(1)	10.50	10/23/29	80,000	78,360
Altice Financing SA(1)	5.00	01/15/28	325,000	260,804
Altice Financing SA(1)	5.75	08/15/29	582,000	446,336
Altice Financing SA(1)	9.63	07/15/27	100,000	91,606
Bell Telephone Co. of Canada or Bell Canada	6.88	09/15/55	275,000	280,476
Bell Telephone Co. of Canada or Bell Canada	7.00	09/15/55	325,000	330,652
British Telecommunications PLC(1)	4.25	11/23/81	130,000	128,115
British Telecommunications PLC(1)	4.88	11/23/81	136,000	127,941
Ciena Corp.(1)	4.00	01/31/30	105,000	99,336
CommScope LLC(1)	4.75	09/01/29	257,000	249,881
CommScope LLC(1)	7.13	07/01/28	170,000	168,393
CommScope LLC(1)	8.25	03/01/27	235,000	236,171
CommScope LLC(1)	9.50	12/15/31	265,000	279,322
CommScope Technologies LLC(1)	5.00	03/15/27	200,000	196,033
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	9.00	09/15/29	525,000	530,807
EchoStar Corp.	10.75	11/30/29	1,470,000	1,550,196
Fibercop SpA(1)	6.00	09/30/34	135,000	128,189
Fibercop SpA(1)	6.38	11/15/33	124,000	120,738
Fibercop SpA(1)	7.20	07/18/36	135,000	134,352
Fibercop SpA(1)	7.72	06/04/38	140,000	139,631
Frontier Communications Holdings LLC(1)	5.00	05/01/28	410,000	409,837
Frontier Communications Holdings LLC(1)	5.88	10/15/27	310,000	310,272
Frontier Communications Holdings LLC	5.88	11/01/29	190,000	192,136
Frontier Communications Holdings LLC(1)	6.00	01/15/30	270,000	273,427
Frontier Communications Holdings LLC(1)	6.75	05/01/29	270,000	272,799

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 24.8% (Continued)
Frontier Communications Holdings LLC(1)	8.63	03/15/31	$200,000	$212,066
Frontier Communications Holdings LLC(1)	8.75	05/15/30	317,000	332,084
Frontier Florida LLC	6.86	02/01/28	90,000	93,944
GCI LLC(1)	4.75	10/15/28	160,000	154,586
GoTo Group, Inc.(1)	5.50	05/01/28	97,837	82,611
GoTo Group, Inc.(1)	5.50	05/01/28	117,252	40,159
Hughes Satellite Systems Corp.	5.25	08/01/26	200,000	184,548
Hughes Satellite Systems Corp.	6.63	08/01/26	200,000	151,502
Iliad Holding SASU(1)	7.00	10/15/28	230,000	233,666
Iliad Holding SASU(1)	7.00	04/15/32	225,000	231,219
Iliad Holding SASU(1)	8.50	04/15/31	255,000	273,730
Level 3 Financing, Inc.(1)	3.63	01/15/29	75,000	64,125
Level 3 Financing, Inc.(1)	3.75	07/15/29	102,000	86,018
Level 3 Financing, Inc.(1)	3.88	10/15/30	135,000	116,438
Level 3 Financing, Inc.(1)	4.00	04/15/31	125,000	108,125
Level 3 Financing, Inc.(1)	4.50	04/01/30	190,000	171,950
Level 3 Financing, Inc.(1)	4.88	06/15/29	165,000	155,513
Level 3 Financing, Inc.(1)	6.88	06/30/33	520,000	527,327
Level 3 Financing, Inc.(1)	10.00	10/15/32	105,360	106,099
Level 3 Financing, Inc.(1)	10.75	12/15/30	180,000	203,175
Level 3 Financing, Inc.(1)	11.00	11/15/29	364,498	413,714
Lumen Technologies, Inc.(1)	4.13	04/15/29	95,000	92,996
Lumen Technologies, Inc.(1)	4.13	04/15/30	104,000	101,819
Lumen Technologies, Inc.(1)	4.50	01/15/29	77,000	70,012
Lumen Technologies, Inc.	7.60	09/15/39	92,000	78,890
Lumen Technologies, Inc.	7.65	03/15/42	75,000	62,382
Lumen Technologies, Inc.(1)	10.00	10/15/32	114,000	115,425
Millicom International Cellular SA(1)	4.50	04/27/31	205,000	189,065
Millicom International Cellular SA(1)	5.13	01/15/28	108,000	107,367
Millicom International Cellular SA(1)	6.25	03/25/29	180,900	181,185
Millicom International Cellular SA(1)	7.38	04/02/32	120,000	123,375
Rogers Communications, Inc.(1)	5.25	03/15/82	205,000	202,482
Rogers Communications, Inc.	7.00	04/15/55	295,000	302,337
Rogers Communications, Inc.	7.13	04/15/55	265,000	271,311
Sunrise Hold Co. IV BV(1)	5.50	01/15/28	105,000	104,443
Telecom Italia Capital SA	6.00	09/30/34	137,000	136,119
Telecom Italia Capital SA	6.38	11/15/33	135,000	139,881
Telecom Italia Capital SA	7.20	07/18/36	129,000	135,501
Telecom Italia Capital SA	7.72	06/04/38	135,000	145,729
TELUS Corp.	6.63	10/15/55	180,000	182,354
TELUS Corp.	7.00	10/15/55	220,000	223,282
United States Cellular Corp.	6.70	12/15/33	165,000	173,753
Viasat, Inc.(1)	5.63	04/15/27	160,000	159,379
Viasat, Inc.(1)	6.50	07/15/28	109,000	102,855
Viasat, Inc.(1)	7.50	05/30/31	194,000	169,160
Viavi Solutions, Inc.(1)	3.75	10/01/29	105,000	97,211
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	367,000	334,761
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	370,000	342,705

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 24.8% (Continued)
Vmed O2 UK Financing I PLC(1)	7.75	04/15/32	$205,000	$213,806
Vodafone Group PLC	3.25	06/04/81	133,000	129,606
Vodafone Group PLC	4.13	06/04/81	284,000	261,987
Vodafone Group PLC	5.13	06/04/81	250,000	193,244
Vodafone Group PLC	7.00	04/04/79	520,000	544,202
Windstream Services LLC/Windstream Escrow Finance Corp.(1)	8.25	10/01/31	585,000	612,849
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	390,000	371,336
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	297,000	269,200
Zegona Finance PLC(1)	8.63	07/15/29	245,000	261,170
				18,181,588
TOTAL CORPORATE BONDS (Cost – $71,659,945)				71,779,854

SHORT-TERM INVESTMENTS – 3.1%
TIME DEPOSITS – 3.1%
JP Morgan Chase, New York	3.68	08/01/25	2,258,781	2,258,781
TOTAL SHORT-TERM INVESTMENTS (Cost – $2,258,781)				2,258,781

TOTAL INVESTMENTS – 101.0% (Cost – $73,919,023)				$74,038,737
OTHER ASSETS LESS LIABILITIES – (1.0)%				(744,673)
NET ASSETS – 100.0%				$73,294,064

*	Non-Income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2025, amounts to $59,570,112 and represents 81.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$102	$–	$–	$102
Corporate Bonds	–	71,779,854	–	71,779,854
Time Deposits	–	2,258,781	–	2,258,781
Total Investments	$102	$74,038,635	$–	$74,038,737

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.4%
BIOTECHNOLOGY – 0.3%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	$108,000	$82,964

COMMERCIAL SERVICES – 5.6%
AMN Healthcare, Inc.(1)	4.00	04/15/29	90,000	82,739
AMN Healthcare, Inc.(1)	4.63	10/01/27	120,000	117,435
Carriage Services, Inc.(1)	4.25	05/15/29	98,000	91,806
Raven Acquisition Holdings LLC(1)	6.88	11/15/31	320,000	324,009
Service Corp. International/US	3.38	08/15/30	205,000	186,966
Service Corp. International/US	4.00	05/15/31	198,000	183,825
Service Corp. International/US	4.63	12/15/27	144,000	142,643
Service Corp. International/US	5.13	06/01/29	171,000	169,872
Service Corp. International/US	5.75	10/15/32	190,000	190,688
StoneMor, Inc.(1)	8.50	05/15/29	100,000	94,442
				1,584,425
COSMETICS/PERSONAL CARE – 3.2%
Opal Bidco SAS(1)	6.50	03/31/32	270,000	272,878
Perrigo Finance Unlimited Co.	4.90	06/15/30	170,000	165,910
Perrigo Finance Unlimited Co.	4.90	12/15/44	73,000	58,486
Perrigo Finance Unlimited Co.	6.13	09/30/32	187,000	189,132
Prestige Brands, Inc.(1)	3.75	04/01/31	152,000	139,221
Prestige Brands, Inc.(1)	5.13	01/15/28	90,000	89,317
				914,944
HEALTHCARE-PRODUCTS – 14.9%
Avantor Funding, Inc.(1)	3.88	11/01/29	195,000	184,057
Avantor Funding, Inc.(1)	4.63	07/15/28	372,000	363,955
Bausch + Lomb Corp.(1)	8.38	10/01/28	345,000	360,128
Dentsply Sirona, Inc.	8.38	09/12/55	135,000	136,445
Embecta Corp.(1)	5.00	02/15/30	124,000	112,576
Hologic, Inc.(1)	3.25	02/15/29	230,000	217,977
Hologic, Inc.(1)	4.63	02/01/28	103,000	101,558
Insulet Corp.(1)	6.50	04/01/33	110,000	113,151
Medline Borrower LP(1)	3.88	04/01/29	1,090,000	1,040,187
Medline Borrower LP(1)	5.25	10/01/29	610,000	598,463
Medline Borrower LP/Medline Co.-Issuer, Inc.(1)	6.25	04/01/29	360,000	367,521
Neogen Food Safety Corp.(1)	8.63	07/20/30	85,000	85,986
Sotera Health Holdings LLC(1)	7.38	06/01/31	185,000	191,609
Teleflex, Inc.(1)	4.25	06/01/28	128,000	124,069
Teleflex, Inc.	4.63	11/15/27	120,000	118,125
Varex Imaging Corp.(1)	7.88	10/15/27	90,000	91,704
				4,207,511
HEALTHCARE-SERVICES – 48.3%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	93,000	89,948
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	118,000	116,597
Acadia Healthcare Co., Inc.(1)	7.38	03/15/33	145,000	149,473
AHP Health Partners, Inc.(1)	5.75	07/15/29	74,000	71,538
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	120,000	113,135

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 48.3% (Continued)
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	$123,000	$112,997
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	123,000	119,325
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	258,000	216,114
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	367,000	321,393
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	438,000	438,963
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	146,000	138,896
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	312,000	220,821
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	270,000	210,163
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	555,000	582,546
Concentra Health Services, Inc.(1)	6.88	07/15/32	160,000	164,598
DaVita, Inc.(1)	3.75	02/15/31	367,000	333,115
DaVita, Inc.(1)	4.63	06/01/30	648,000	618,414
DaVita, Inc.(1)	6.75	07/15/33	250,000	258,044
DaVita, Inc.(1)	6.88	09/01/32	250,000	257,212
Encompass Health Corp.	4.50	02/01/28	215,000	211,560
Encompass Health Corp.	4.63	04/01/31	100,000	95,595
Encompass Health Corp.	4.75	02/01/30	170,000	166,302
Fortrea Holdings, Inc.(1)	7.50	07/01/30	140,000	128,177
HAH Group Holding Co. LLC(1)	9.75	10/01/31	165,000	160,051
HealthEquity, Inc.(1)	4.50	10/01/29	150,000	144,585
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	10.50	04/30/28	175,000	184,692
IQVIA, Inc.(1)	5.00	10/15/26	263,000	262,552
IQVIA, Inc.(1)	5.00	05/15/27	270,000	268,648
IQVIA, Inc.(1)	6.25	06/01/32	490,000	503,085
IQVIA, Inc.(1)	6.50	05/15/30	105,000	108,340
Kedrion SpA(1)	6.50	09/01/29	195,000	188,847
LifePoint Health, Inc.(1)	5.38	01/15/29	118,000	111,021
LifePoint Health, Inc.(1)	8.38	02/15/32	175,000	186,324
LifePoint Health, Inc.(1)	9.88	08/15/30	200,000	215,807
LifePoint Health, Inc.(1)	10.00	06/01/32	195,000	202,680
LifePoint Health, Inc.(1)	11.00	10/15/30	260,000	286,090
Molina Healthcare, Inc.(1)	3.88	11/15/30	165,000	149,144
Molina Healthcare, Inc.(1)	3.88	05/15/32	174,000	152,042
Molina Healthcare, Inc.(1)	4.38	06/15/28	185,000	177,221
Molina Healthcare, Inc.(1)	6.25	01/15/33	190,000	187,696
MPH Acquisition Holdings LLC(1)	5.75	12/31/30	190,000	156,737
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	98,000	96,071
Prime Healthcare Services, Inc.(1)	9.38	09/01/29	370,000	368,019
Radiology Partners, Inc.(1)	8.50	07/15/32	220,000	222,565
Select Medical Corp.(1)	6.25	12/01/32	135,000	134,816
Star Parent, Inc.(1)	9.00	10/01/30	240,000	252,684
Surgery Center Holdings, Inc.(1)	7.25	04/15/32	195,000	200,744
Team Health Holdings, Inc.(1)	8.38	06/30/28	105,000	105,602
Tenet Healthcare Corp.	4.25	06/01/29	323,000	311,966
Tenet Healthcare Corp.	4.38	01/15/30	355,000	341,615
Tenet Healthcare Corp.	4.63	06/15/28	145,000	142,652
Tenet Healthcare Corp.	5.13	11/01/27	375,000	373,717
Tenet Healthcare Corp.	6.13	10/01/28	590,000	590,405

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 48.3% (Continued)
Tenet Healthcare Corp.	6.13	06/15/30	$500,000	$505,140
Tenet Healthcare Corp.	6.25	02/01/27	373,000	373,483
Tenet Healthcare Corp.	6.75	05/15/31	325,000	334,657
Tenet Healthcare Corp.	6.88	11/15/31	87,000	92,765
Toledo Hospital	4.98	11/15/45	65,000	52,897
Toledo Hospital	5.33	11/15/28	80,000	80,147
Toledo Hospital	6.02	11/15/48	97,000	89,361
US Acute Care Solutions LLC(1)	9.75	05/15/29	240,000	245,513
				13,695,307
PHARMACEUTICALS – 23.8%
1261229 BC Ltd.(1)	10.00	04/15/32	1,060,000	1,079,837
180 Medical, Inc.(1)	3.88	10/15/29	125,000	118,505
AdaptHealth LLC(1)	4.63	08/01/29	100,000	93,788
AdaptHealth LLC(1)	5.13	03/01/30	165,000	155,247
AdaptHealth LLC(1)	6.13	08/01/28	85,000	84,544
Amneal Pharmaceuticals LLC(1)	6.88	08/01/32	145,000	147,353
Bausch Health Americas, Inc.(1)	8.50	01/31/27	160,000	158,747
Bausch Health Cos, Inc.(1)	4.88	06/01/28	400,000	354,412
Bausch Health Cos, Inc.(1)	5.00	01/30/28	95,000	79,711
Bausch Health Cos, Inc.(1)	5.00	02/15/29	110,000	78,203
Bausch Health Cos, Inc.(1)	5.25	01/30/30	195,000	125,597
Bausch Health Cos, Inc.(1)	5.25	02/15/31	115,000	70,045
Bausch Health Cos, Inc.(1)	6.25	02/15/29	205,000	148,881
Bausch Health Cos, Inc.(1)	7.25	05/30/29	75,000	55,266
Bausch Health Cos, Inc.(1)	11.00	09/30/28	435,000	447,374
Bausch Health Cos, Inc.(1)	14.00	10/15/30	75,000	67,808
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	125,000	121,446
CVS Health Corp.	6.75	12/10/54	180,000	180,599
CVS Health Corp.	7.00	03/10/55	550,000	567,237
Elanco Animal Health, Inc.	6.65	08/28/28	183,000	189,717
Endo Finance Holdings, Inc.(1)	8.50	04/15/31	240,000	255,620
Grifols SA(1)	4.75	10/15/28	173,000	166,801
Jazz Securities DAC(1)	4.38	01/15/29	362,000	350,471
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	14.75	11/14/28	120,465	123,103
Option Care Health, Inc.(1)	4.38	10/31/29	124,000	118,546
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	508,000	481,165
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	430,000	372,346
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	6.75	05/15/34	120,000	113,307
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	7.88	05/15/34	120,000	107,588
Owens & Minor, Inc.(1)	4.50	03/31/29	106,000	91,766
Owens & Minor, Inc.(1)	6.63	04/01/30	141,000	127,098
Paradigm Parent LLC & Paradigm Parent Co.-Issuer, Inc.(1)	8.75	04/17/32	120,000	115,676
				6,747,804
SOFTWARE – 2.3%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	571,000	561,780
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	85,000	84,602
				646,382
TOTAL CORPORATE BONDS (Cost – $27,409,641)				27,879,337

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
Skandinaviska Enskilda Banken, Stockholm	3.68	08/01/25	103,707	$103,707
TOTAL SHORT-TERM INVESTMENTS (Cost – $103,707)				103,707

TOTAL INVESTMENTS – 98.8% (Cost – $27,513,348)				$27,983,044
OTHER ASSETS LESS LIABILITIES – 1.2%				343,039
NET ASSETS – 100.0%				$28,326,083

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2025, amounts to $21,637,430 and represents 76.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx USD High Yield Bond Healthcare Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$27,879,337	$–	$27,879,337
Time Deposits	–	103,707	–	103,707
Total Investments	$–	$27,983,044	$–	$27,983,044

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.1%
ADVERTISING – 1.0%
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	$95,000	$90,531
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	88,000	83,635
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	127,000	125,808
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	95,000	99,836
				399,810
BANKS – 2.3%
Dresdner Funding Trust I(1)	8.15	06/30/31	195,000	215,335
Freedom Mortgage Corp.(1)	6.63	01/15/27	105,000	105,149
Freedom Mortgage Corp.(1)	12.00	10/01/28	155,000	165,898
Freedom Mortgage Corp.(1)	12.25	10/01/30	90,000	99,636
Popular, Inc.	7.25	03/13/28	80,000	83,738
Standard Chartered PLC(1),(2)	7.01	–	140,000	144,774
Walker & Dunlop, Inc.(1)	6.63	04/01/33	80,000	81,637
				896,167
CHEMICALS – 0.5%
Inversion Escrow Issuer LLC(1)	6.75	08/01/32	210,000	207,645

COMMERCIAL SERVICES – 4.8%
Block, Inc.	3.50	06/01/31	192,000	176,159
Block, Inc.	6.50	05/15/32	380,000	390,189
Boost Newco Borrower LLC(1)	7.50	01/15/31	415,000	439,046
CPI CG, Inc.(1)	10.00	07/15/29	56,000	58,251
Dcli Bidco LLC(1)	7.75	11/15/29	95,000	97,063
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	95,000	87,652
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	70,000	64,359
PROG Holdings, Inc.(1)	6.00	11/15/29	115,000	111,066
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	6.75	08/15/32	315,000	325,614
WEX, Inc.(1)	6.50	03/15/33	110,000	111,515
				1,860,914
COMPUTERS – 1.2%
Diebold Nixdorf, Inc.(1)	7.75	03/31/30	185,000	196,745
NCR Atleos Corp.(1)	9.50	04/01/29	260,000	281,904
				478,649
DIVERSIFIED FINANCIAL SERVICES – 37.1%
AG Issuer LLC(1)	6.25	03/01/28	95,000	94,977
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	90,000	92,753
Ally Financial, Inc.	6.65	01/17/40	95,000	94,351
Ally Financial, Inc.	6.70	02/14/33	100,000	103,894
Aretec Group, Inc.(1)	7.50	04/01/29	80,000	80,071
Aretec Group, Inc.(1)	10.00	08/15/30	135,000	147,375
Armor Holdco, Inc.(1)	8.50	11/15/29	70,000	67,328
Azorra Finance Ltd.(1)	7.25	01/15/31	105,000	107,429
Azorra Finance Ltd.(1)	7.75	04/15/30	105,000	109,458
Bread Financial Holdings, Inc.(1)	8.38	06/15/35	75,000	77,548
Bread Financial Holdings, Inc.(1)	9.75	03/15/29	155,000	166,427
Burford Capital Global Finance LLC(1)	6.25	04/15/28	80,000	79,849

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 37.1% (Continued)
Burford Capital Global Finance LLC(1)	6.88	04/15/30	$78,000	$77,884
Burford Capital Global Finance LLC(1)	7.50	07/15/33	85,000	85,659
Burford Capital Global Finance LLC(1)	9.25	07/01/31	130,000	137,634
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	80,000	69,873
Cobra Acquisition Co. LLC(1)	12.25	11/01/29	45,000	46,856
Coinbase Global, Inc.(1)	3.38	10/01/28	195,000	183,646
Coinbase Global, Inc.(1)	3.63	10/01/31	140,000	125,424
Credit Acceptance Corp.(1)	6.63	03/15/30	95,000	96,382
Credit Acceptance Corp.(1)	9.25	12/15/28	120,000	127,060
Encore Capital Group, Inc.(1)	8.50	05/15/30	100,000	105,961
Encore Capital Group, Inc.(1)	9.25	04/01/29	95,000	100,177
Enova International, Inc.(1)	9.13	08/01/29	95,000	99,564
Enova International, Inc.(1)	11.25	12/15/28	85,000	90,560
EZCORP, Inc.(1)	7.38	04/01/32	60,000	62,638
Focus Financial Partners LLC(1)	6.75	09/15/31	195,000	199,434
Freedom Mortgage Holdings LLC(1)	8.38	04/01/32	125,000	127,961
Freedom Mortgage Holdings LLC(1)	9.13	05/15/31	140,000	145,707
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	215,000	224,279
GGAM Finance Ltd.(1)	5.88	03/15/30	75,000	75,097
GGAM Finance Ltd.(1)	6.88	04/15/29	70,000	72,290
GGAM Finance Ltd.(1)	8.00	02/15/27	135,000	139,120
GGAM Finance Ltd.(1)	8.00	06/15/28	118,000	125,041
Global Aircraft Leasing Co. Ltd.(1)	8.75	09/01/27	215,000	222,286
goeasy Ltd.(1)	6.88	05/15/30	83,000	83,243
goeasy Ltd.(1)	7.38	10/01/30	75,000	76,545
goeasy Ltd.(1)	7.63	07/01/29	115,000	118,514
goeasy Ltd.(1)	9.25	12/01/28	100,000	105,938
Hightower Holding LLC(1)	6.75	04/15/29	60,000	59,751
Hightower Holding LLC(1)	9.13	01/31/30	80,000	85,420
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	108,000	103,524
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	310,000	307,803
Jane Street Group/JSG Finance, Inc.(1)	6.75	05/01/33	265,000	271,376
Jane Street Group/JSG Finance, Inc.(1)	7.13	04/30/31	270,000	279,094
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	187,000	180,509
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	6.63	10/15/31	100,000	99,612
Jefferson Capital Holdings LLC(1)	6.00	08/15/26	60,000	60,029
Jefferson Capital Holdings LLC(1)	8.25	05/15/30	95,000	99,200
Jefferson Capital Holdings LLC(1)	9.50	02/15/29	80,000	84,498
LD Holdings Group LLC(1)	6.13	04/01/28	95,000	81,553
LD Holdings Group LLC(1)	8.75	11/01/27	69,000	65,008
LFS Topco LLC(1)	8.75	07/15/30	75,000	72,611
Midcap Financial Issuer Trust(1)	5.63	01/15/30	75,000	70,329
Midcap Financial Issuer Trust(1)	6.50	05/01/28	190,000	188,521
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	125,000	125,388
Nationstar Mortgage Holdings, Inc.(1)	5.50	08/15/28	170,000	169,894
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	120,000	121,429
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	117,000	117,202
Nationstar Mortgage Holdings, Inc.(1)	6.50	08/01/29	135,000	138,182
Nationstar Mortgage Holdings, Inc.(1)	7.13	02/01/32	185,000	193,334

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 37.1% (Continued)
Navient Corp.	4.88	03/15/28	$100,000	$97,674
Navient Corp.	5.00	03/15/27	130,000	128,669
Navient Corp.	5.50	03/15/29	140,000	137,076
Navient Corp.	5.63	08/01/33	119,000	107,334
Navient Corp.	7.88	06/15/32	95,000	99,035
Navient Corp.	9.38	07/25/30	90,000	98,439
Navient Corp.	11.50	03/15/31	95,000	106,973
OneMain Finance Corp.	3.50	01/15/27	145,000	141,596
OneMain Finance Corp.	3.88	09/15/28	113,000	107,852
OneMain Finance Corp.	4.00	09/15/30	162,000	148,842
OneMain Finance Corp.	5.38	11/15/29	145,000	142,298
OneMain Finance Corp.	6.63	01/15/28	140,000	143,443
OneMain Finance Corp.	6.63	05/15/29	170,000	173,831
OneMain Finance Corp.	6.75	03/15/32	110,000	111,754
OneMain Finance Corp.	7.13	11/15/31	145,000	149,819
OneMain Finance Corp.	7.13	09/15/32	155,000	159,944
OneMain Finance Corp.	7.50	05/15/31	144,000	150,209
OneMain Finance Corp.	7.88	03/15/30	130,000	136,967
OneMain Finance Corp.	9.00	01/15/29	135,000	141,777
Osaic Holdings, Inc.(1)	6.75	08/01/32	100,000	101,286
Osaic Holdings, Inc.(1)	8.00	08/01/33	75,000	76,275
Osaic Holdings, Inc.(1)	10.75	08/01/27	85,000	85,000
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	85,000	84,869
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	125,000	119,830
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	105,000	102,860
PennyMac Financial Services, Inc.(1)	6.88	05/15/32	165,000	168,255
PennyMac Financial Services, Inc.(1)	6.88	02/15/33	155,000	158,089
PennyMac Financial Services, Inc.(1)	7.13	11/15/30	120,000	123,811
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	145,000	153,169
PHH Escrow Issuer LLC/PHH Corp.(1)	9.88	11/01/29	95,000	95,268
Phoenix Aviation Capital Ltd.(1)	9.25	07/15/30	115,000	120,599
Planet Financial Group LLC(1)	10.50	12/15/29	115,000	117,457
PRA Group, Inc.(1)	5.00	10/01/29	72,000	66,586
PRA Group, Inc.(1)	8.38	02/01/28	77,000	78,841
PRA Group, Inc.(1)	8.88	01/31/30	100,000	103,980
Provident Funding Associates LP/PFG Finance Corp.(1)	9.75	09/15/29	105,000	109,982
RFNA LP(1)	7.88	02/15/30	100,000	101,663
Rocket Cos, Inc.(1)	6.13	08/01/30	385,000	390,612
Rocket Cos, Inc.(1)	6.38	08/01/33	385,000	393,175
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	225,000	219,571
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	140,000	132,357
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	239,000	220,686
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	160,000	141,714
SLM Corp.	3.13	11/02/26	100,000	97,777
SLM Corp.	6.50	01/31/30	95,000	98,757
StoneX Escrow Issuer LLC(1)	6.88	07/15/32	115,000	117,149
StoneX Group, Inc.(1)	7.88	03/01/31	110,000	115,665
Synchrony Financial	7.25	02/02/33	140,000	147,188

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 37.1% (Continued)
TrueNoord Capital DAC(1)	8.75	03/01/30	$80,000	$83,045
United Wholesale Mortgage LLC(1)	5.50	04/15/29	135,000	132,161
United Wholesale Mortgage LLC(1)	5.75	06/15/27	93,000	93,070
UWM Holdings LLC(1)	6.63	02/01/30	155,000	155,209
VFH Parent LLC/Valor Co.-Issuer, Inc.(1)	7.50	06/15/31	95,000	98,929
				14,408,917
ELECTRIC – 0.4%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(1)	6.38	02/15/32	145,000	146,578

INSURANCE – 18.7%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	130,000	124,207
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	97,000	94,696
Acrisure LLC/Acrisure Finance, Inc.(1)	6.75	07/01/32	100,000	101,313
Acrisure LLC/Acrisure Finance, Inc.(1)	7.50	11/06/30	215,000	222,254
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	180,000	186,434
Acrisure LLC/Acrisure Finance, Inc.(1)	8.50	06/15/29	100,000	104,405
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	147,000	144,029
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	87,000	85,743
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.50	10/01/31	195,000	198,076
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	10/15/27	255,000	255,434
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	236,000	239,381
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	275,000	283,010
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.38	10/01/32	130,000	133,800
AmWINS Group, Inc.(1)	4.88	06/30/29	150,000	145,819
AmWINS Group, Inc.(1)	6.38	02/15/29	145,000	147,748
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.(1)	7.50	07/15/33	70,000	70,270
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves(1)	7.88	11/01/29	145,000	149,528
Ardonagh FinCo. Ltd.(1)	7.75	02/15/31	245,000	255,665
Ardonagh Group Finance Ltd.(1)	8.88	02/15/32	290,000	305,231
Assurant, Inc.	7.00	03/27/48	75,000	76,641
AssuredPartners, Inc.(1)	5.63	01/15/29	105,000	104,886
AssuredPartners, Inc.(1)	7.50	02/15/32	95,000	101,513
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance(1)	7.13	05/15/31	120,000	124,001
BroadStreet Partners, Inc.(1)	5.88	04/15/29	140,000	139,186
Fidelis Insurance Holdings Ltd.	7.75	06/15/55	80,000	84,148
Global Atlantic Finance Co.(1)	4.70	10/15/51	145,000	141,967
Global Atlantic Finance Co.(1)	7.95	10/15/54	110,000	115,226
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	7.25	02/15/31	185,000	191,731
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	8.13	02/15/32	100,000	104,234
HUB International Ltd.(1)	5.63	12/01/29	105,000	104,339
HUB International Ltd.(1)	7.25	06/15/30	625,000	651,913
HUB International Ltd.(1)	7.38	01/31/32	360,000	375,074
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	139,000	146,780
Jones Deslauriers Insurance Management, Inc.(1)	10.50	12/15/30	95,000	101,045
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	95,000	92,466

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 18.7% (Continued)
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	$155,000	$95,282
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	85,000	99,371
Nassau Cos of New York(1)	7.88	07/15/30	80,000	80,817
Panther Escrow Issuer LLC(1)	7.13	06/01/31	575,000	594,974
Ryan Specialty LLC(1)	4.38	02/01/30	85,000	81,664
Ryan Specialty LLC(1)	5.88	08/01/32	225,000	225,820
USI, Inc./NY(1)	7.50	01/15/32	120,000	126,847
Wilton RE Ltd.(1),(2)	6.00	–	80,000	79,957
				7,286,925
INTERNET – 0.4%
Acuris Finance US, Inc./Acuris Finance Sarl(1)	5.00	05/01/28	75,000	72,037
Acuris Finance US, Inc./Acuris Finance Sarl(1)	9.00	08/01/29	95,000	97,009
				169,046
INVESTMENT COMPANIES – 2.8%
Compass Group Diversified Holdings LLC(1)	5.00	01/15/32	55,000	48,235
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	192,000	178,537
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	140,000	120,185
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	280,000	273,028
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	06/15/30	145,000	140,971
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.75	01/15/29	135,000	136,519
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	10.00	11/15/29	90,000	91,231
Prospect Capital Corp.	3.36	11/15/26	55,000	52,779
Prospect Capital Corp.	3.44	10/15/28	60,000	54,235
				1,095,720
PIPELINES – 0.3%
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	120,000	123,428

REAL ESTATE INVESTMENT TRUSTS (REITS) – 23.8%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	97,000	92,221
Arbor Realty SR, Inc.(1)	7.88	07/15/30	95,000	97,055
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	62,000	60,457
Blackstone Mortgage Trust, Inc.(1)	7.75	12/01/29	85,000	89,928
Brandywine Operating Partnership LP	3.95	11/15/27	85,000	82,135
Brandywine Operating Partnership LP	4.55	10/01/29	60,000	56,461
Brandywine Operating Partnership LP	8.30	03/15/28	70,000	74,338
Brandywine Operating Partnership LP	8.88	04/12/29	110,000	118,052
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	4.50	04/01/27	91,000	88,474
Diversified Healthcare Trust	4.38	03/01/31	95,000	79,505
Diversified Healthcare Trust	4.75	02/15/28	95,000	88,035
Global Net Lease, Inc.(1)	4.50	09/30/28	92,000	88,567
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	95,000	90,634
Hudson Pacific Properties LP	3.25	01/15/30	85,000	68,005
Hudson Pacific Properties LP	3.95	11/01/27	75,000	70,949
Hudson Pacific Properties LP	4.65	04/01/29	90,000	78,565
Hudson Pacific Properties LP	5.95	02/15/28	70,000	67,122
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	149,000	142,362

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 23.8% (Continued)
Iron Mountain, Inc.(1)	4.50	02/15/31	$205,000	$194,068
Iron Mountain, Inc.(1)	4.88	09/15/27	187,000	185,698
Iron Mountain, Inc.(1)	4.88	09/15/29	185,000	181,031
Iron Mountain, Inc.(1)	5.00	07/15/28	105,000	104,005
Iron Mountain, Inc.(1)	5.25	03/15/28	160,000	159,311
Iron Mountain, Inc.(1)	5.25	07/15/30	245,000	240,970
Iron Mountain, Inc.(1)	5.63	07/15/32	110,000	108,681
Iron Mountain, Inc.(1)	6.25	01/15/33	235,000	239,176
Iron Mountain, Inc.(1)	7.00	02/15/29	195,000	200,473
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	115,000	112,966
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	122,000	118,537
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	5.50	08/01/30	95,000	95,223
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	7.00	07/15/31	95,000	99,570
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	248,000	169,045
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	177,000	134,715
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	265,000	243,354
MPT Operating Partnership LP/MPT Finance Corp.(1)	8.50	02/15/32	285,000	296,409
Office Properties Income Trust(1)	3.25	03/15/27	81,085	66,905
Office Properties Income Trust(1)	9.00	03/31/29	55,000	54,752
Office Properties Income Trust(1)	9.00	09/30/29	121,000	90,145
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, inc.(1)	7.00	02/01/30	105,000	107,620
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	4.88	05/15/29	145,000	139,608
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	5.88	10/01/28	140,000	139,569
Pebblebrook Hotel LP/PEB Finance Corp.(1)	6.38	10/15/29	80,000	79,845
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	117,000	113,877
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	130,000	128,820
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	04/01/32	195,000	199,303
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	06/15/33	115,000	117,855
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	80,000	82,559
Rithm Capital Corp.(1)	8.00	04/01/29	150,000	153,379
Rithm Capital Corp.(1)	8.00	07/15/30	90,000	91,693
RLJ Lodging Trust LP(1)	4.00	09/15/29	95,000	88,744
SBA Communications Corp.	3.13	02/01/29	285,000	265,879
SBA Communications Corp.	3.88	02/15/27	286,000	281,251
Service Properties Trust	3.95	01/15/28	77,000	71,856
Service Properties Trust	4.38	02/15/30	80,000	67,867
Service Properties Trust	4.75	10/01/26	92,000	90,596
Service Properties Trust	4.95	02/15/27	70,000	68,368
Service Properties Trust	4.95	10/01/29	75,000	66,042
Service Properties Trust	5.50	12/15/27	80,000	78,961
Service Properties Trust	8.38	06/15/29	135,000	140,008
Service Properties Trust(1)	8.63	11/15/31	195,000	207,840
Service Properties Trust	8.88	06/15/32	95,000	99,422
Starwood Property Trust, Inc.(1)	4.38	01/15/27	95,000	93,452
Starwood Property Trust, Inc.(1)	6.00	04/15/30	85,000	85,903
Starwood Property Trust, Inc.(1)	6.50	07/01/30	95,000	97,798

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 23.8% (Continued)
Starwood Property Trust, Inc.(1)	6.50	10/15/30	$90,000	$92,863
Starwood Property Trust, Inc.(1)	7.25	04/01/29	115,000	120,415
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	140,000	132,610
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	4.75	04/15/28	113,000	109,724
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	6.50	02/15/29	202,000	196,685
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	8.63	06/15/32	115,000	116,753
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	10.50	02/15/28	435,000	460,038
Vornado Realty LP	3.40	06/01/31	70,000	61,412
XHR LP(1)	4.88	06/01/29	95,000	91,771
XHR LP(1)	6.63	05/15/30	75,000	76,322
				9,244,607
RETAIL – 1.0%
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.(1)	9.50	07/01/32	95,000	97,996
FirstCash, Inc.(1)	4.63	09/01/28	90,000	88,070
FirstCash, Inc.(1)	5.63	01/01/30	113,000	111,920
FirstCash, Inc.(1)	6.88	03/01/32	95,000	97,504
				395,490
SOFTWARE – 1.6%
Pagaya US Holdings Co. LLC(1)	8.88	08/01/30	95,000	94,617
SS&C Technologies, Inc.(1)	5.50	09/30/27	385,000	385,399
SS&C Technologies, Inc.(1)	6.50	06/01/32	140,000	144,088
				624,104
TRANSPORTATION – 0.4%
Star Leasing Co. LLC(1)	7.63	02/15/30	135,000	133,293

TRUCKING & LEASING – 1.8%
FTAI Aviation Investors LLC(1)	5.50	05/01/28	195,000	194,676
FTAI Aviation Investors LLC(1)	5.88	04/15/33	95,000	94,255
FTAI Aviation Investors LLC(1)	7.00	05/01/31	135,000	140,179
FTAI Aviation Investors LLC(1)	7.00	06/15/32	155,000	160,661
FTAI Aviation Investors LLC(1)	7.88	12/01/30	90,000	95,513
				685,284
TOTAL CORPORATE BONDS (Cost – $37,336,063)				38,156,577

SHORT-TERM INVESTMENTS – 0.7%
TIME DEPOSITS – 0.7%
Sumitomo Mitsui Trust Bank, London	3.68	08/01/25	259,176	259,176
TOTAL SHORT-TERM INVESTMENTS (Cost – $259,176)				259,176

TOTAL INVESTMENTS – 98.8% (Cost – $37,595,239)				$38,415,753
OTHER ASSETS LESS LIABILITIES – 1.2%				467,251
NET ASSETS – 100.0%				$38,883,004

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2025, amounts to $30,696,500 and represents 78.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$38,156,577	$–	$38,156,577
Time Deposits	–	259,176	–	259,176
Total Investments	$–	$38,415,753	$–	$38,415,753

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.3%
CHEMICALS – 0.7%
Consolidated Energy Finance SA(1)	5.63	10/15/28	$40,000	$33,696
Consolidated Energy Finance SA(1)	12.00	02/15/31	45,000	42,341
				76,037
GAS – 2.3%
AltaGas Ltd.(1)	7.20	10/15/54	65,000	65,661
Venture Global Plaquemines LNG LLC(1)	7.50	05/01/33	95,000	102,654
Venture Global Plaquemines LNG LLC(1)	7.75	05/01/35	95,000	104,224
				272,539
OIL & GAS – 48.9%
Aethon United BR LP/Aethon United Finance Corp.(1)	7.50	10/01/29	75,000	78,646
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	30,000	29,917
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	10/15/32	50,000	50,903
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	07/15/33	35,000	35,515
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	25,000	30,380
Baytex Energy Corp.(1)	7.38	03/15/32	45,000	43,556
Baytex Energy Corp.(1)	8.50	04/30/30	60,000	61,111
Borr IHC Ltd./Borr Finance LLC(1)	10.00	11/15/28	93,476	89,782
Borr IHC Ltd./Borr Finance LLC(1)	10.38	11/15/30	46,359	43,799
California Resources Corp.(1)	8.25	06/15/29	70,000	71,969
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	25,000	24,735
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	25,000	24,019
Chord Energy Corp.(1)	6.75	03/15/33	60,000	61,252
CITGO Petroleum Corp.(1)	8.38	01/15/29	85,000	88,358
Civitas Resources, Inc.(1)	5.00	10/15/26	30,000	29,697
Civitas Resources, Inc.(1)	8.38	07/01/28	105,000	108,106
Civitas Resources, Inc.(1)	8.63	11/01/30	75,000	76,599
Civitas Resources, Inc.(1)	8.75	07/01/31	95,000	96,291
Civitas Resources, Inc.(1)	9.63	06/15/33	60,000	61,766
CNX Resources Corp.(1)	6.00	01/15/29	38,000	38,012
CNX Resources Corp.(1)	7.25	03/01/32	45,000	46,437
CNX Resources Corp.(1)	7.38	01/15/31	40,000	41,265
Comstock Resources, Inc.(1)	5.88	01/15/30	70,000	66,135
Comstock Resources, Inc.(1)	6.75	03/01/29	95,000	94,002
Comstock Resources, Inc.(1)	6.75	03/01/29	30,000	29,494
Crescent Energy Finance LLC(1)	7.38	01/15/33	80,000	76,604
Crescent Energy Finance LLC(1)	7.63	04/01/32	85,000	83,135
Crescent Energy Finance LLC(1)	8.38	01/15/34	45,000	44,575
Crescent Energy Finance LLC(1)	9.25	02/15/28	28,000	29,099
CVR Energy, Inc.(1)	5.75	02/15/28	30,000	28,792
CVR Energy, Inc.(1)	8.50	01/15/29	45,000	44,255
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	40,000	41,728
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	57,000	58,211
Encino Acquisition Partners Holdings LLC(1)	8.75	05/01/31	35,000	38,645
Energean PLC(1)	6.50	04/30/27	35,000	34,510
EnQuest PLC(1)	11.63	11/01/27	35,000	36,010
Global Marine, Inc.	7.00	06/01/28	20,000	18,579

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 48.9% (Continued)
Gulfport Energy Operating Corp.(1)	6.75	09/01/29	$50,000	$50,875
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	45,000	44,241
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	41,000	40,359
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	45,000	43,516
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	45,000	45,212
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	40,000	38,434
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.88	05/15/34	35,000	33,734
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	7.25	02/15/35	75,000	73,160
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	45,000	47,001
Ithaca Energy North Sea PLC(1)	8.13	10/15/29	55,000	56,838
Karoon USA Finance, Inc.(1)	10.50	05/14/29	25,000	25,770
Kimmeridge Texas Gas LLC(1)	8.50	02/15/30	40,000	41,135
Kraken Oil & Gas Partners LLC(1)	7.63	08/15/29	40,000	39,256
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.88	12/01/32	30,000	30,342
Matador Resources Co.(1)	6.25	04/15/33	60,000	59,591
Matador Resources Co.(1)	6.50	04/15/32	70,000	70,268
Matador Resources Co.(1)	6.88	04/15/28	35,000	35,604
MEG Energy Corp.(1)	5.88	02/01/29	45,000	45,128
Moss Creek Resources Holdings, Inc.(1)	8.25	09/01/31	55,000	53,741
Murphy Oil Corp.	5.88	12/01/42	25,000	20,448
Murphy Oil Corp.	6.00	10/01/32	45,000	43,223
Nabors Industries Ltd.(1)	7.50	01/15/28	30,000	27,712
Nabors Industries, Inc.(1)	7.38	05/15/27	55,000	55,559
Nabors Industries, Inc.(1)	8.88	08/15/31	40,000	32,107
Nabors Industries, Inc.(1)	9.13	01/31/30	50,000	49,537
Noble Finance II LLC(1)	8.00	04/15/30	105,000	107,188
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	55,000	55,584
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	35,000	36,002
Parkland Corp.(1)	4.50	10/01/29	60,000	57,854
Parkland Corp.(1)	4.63	05/01/30	61,000	58,551
Parkland Corp.(1)	5.88	07/15/27	40,000	40,068
Parkland Corp.(1)	6.63	08/15/32	35,000	35,807
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	65,000	62,609
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	35,000	31,956
PBF Holding Co. LLC/PBF Finance Corp.(1)	9.88	03/15/30	60,000	59,532
Permian Resources Operating LLC(1)	5.88	07/01/29	52,000	52,076
Permian Resources Operating LLC(1)	6.25	02/01/33	75,000	75,515
Permian Resources Operating LLC(1)	7.00	01/15/32	75,000	77,515
Permian Resources Operating LLC(1)	8.00	04/15/27	40,000	40,932
Permian Resources Operating LLC(1)	9.88	07/15/31	27,000	29,417
Precision Drilling Corp.(1)	6.88	01/15/29	30,000	30,006
Range Resources Corp.(1)	4.75	02/15/30	38,000	36,972
Range Resources Corp.	8.25	01/15/29	45,000	46,175
Saturn Oil & Gas, Inc.(1)	9.63	06/15/29	43,000	42,619
Seadrill Finance Ltd.(1)	8.38	08/01/30	45,000	46,010
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(1)	7.88	11/01/28	45,000	46,989
SM Energy Co.	6.50	07/15/28	30,000	30,211
SM Energy Co.	6.63	01/15/27	35,000	34,952

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 48.9% (Continued)
SM Energy Co.	6.75	09/15/26	$30,000	$30,091
SM Energy Co.(1)	6.75	08/01/29	55,000	55,091
SM Energy Co.(1)	7.00	08/01/32	55,000	54,509
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	40,000	40,084
Sunoco LP(1)	6.25	07/01/33	75,000	76,014
Sunoco LP(1)	7.00	05/01/29	55,000	56,972
Sunoco LP(1)	7.25	05/01/32	55,000	57,693
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	60,000	58,205
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	60,000	57,585
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	30,000	29,944
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	45,000	45,008
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	40,000	41,235
Talos Production, Inc.(1)	9.00	02/01/29	45,000	46,163
Talos Production, Inc.(1)	9.38	02/01/31	50,000	51,033
Teine Energy Ltd.(1)	6.88	04/15/29	30,000	29,527
TGNR Intermediate Holdings LLC(1)	5.50	10/15/29	55,000	53,620
Transocean Aquila Ltd.(1)	8.00	09/30/28	20,385	20,661
Transocean Poseidon Ltd.(1)	6.88	02/01/27	23,625	23,683
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	36,190	37,124
Transocean, Inc.	6.80	03/15/38	45,000	33,802
Transocean, Inc.	7.50	04/15/31	30,000	26,148
Transocean, Inc.(1)	8.00	02/01/27	48,000	47,689
Transocean, Inc.(1)	8.25	05/15/29	65,000	61,452
Transocean, Inc.(1)	8.50	05/15/31	65,000	59,781
Transocean, Inc.(1)	8.75	02/15/30	76,000	78,862
Valaris Ltd.(1)	8.38	04/30/30	85,000	87,873
Vermilion Energy, Inc.(1)	6.88	05/01/30	31,000	30,103
Vermilion Energy, Inc.(1)	7.25	02/15/33	30,000	28,390
Vital Energy, Inc.(1)	7.75	07/31/29	24,000	21,860
Vital Energy, Inc.(1)	7.88	04/15/32	75,000	65,899
Vital Energy, Inc.	9.75	10/15/30	25,000	23,473
W&T Offshore, Inc.(1)	10.75	02/01/29	25,000	22,913
Wildfire Intermediate Holdings LLC(1)	7.50	10/15/29	45,000	44,889
				5,690,596
OIL & GAS SERVICES – 6.5%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	60,000	60,039
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.63	09/01/32	50,000	50,785
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.88	04/01/27	25,000	25,079
Aris Water Holdings LLC(1)	7.25	04/01/30	40,000	41,056
Bristow Group, Inc.(1)	6.88	03/01/28	30,000	30,097
Enerflex Ltd.(1)	9.00	10/15/27	44,000	45,464
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	25,000	26,128
Kodiak Gas Services LLC(1)	7.25	02/15/29	60,000	61,504
Nine Energy Service, Inc.	13.00	02/01/28	25,000	11,830
Oceaneering International, Inc.	6.00	02/01/28	25,000	25,166
TGS ASA(1)	8.50	01/15/30	40,000	40,904
Tidewater, Inc.(1)	9.13	07/15/30	50,000	52,477
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	57,000	57,033

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS SERVICES – 6.5% (Continued)
USA Compression Partners LP/USA Compression Finance Corp.(1)	7.13	03/15/29	$75,000	$76,720
Viridien(1)	10.00	10/15/30	35,000	34,492
Weatherford International Ltd.(1)	8.63	04/30/30	119,000	122,349
				761,123
PIPELINES – 39.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	58,000	57,556
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	50,000	50,064
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	50,000	49,966
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	45,000	46,298
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.00	07/15/29	40,000	41,514
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.25	07/15/32	35,000	36,932
Buckeye Partners LP	3.95	12/01/26	45,000	44,277
Buckeye Partners LP	4.13	12/01/27	30,000	29,284
Buckeye Partners LP(1)	4.50	03/01/28	35,000	34,196
Buckeye Partners LP	5.60	10/15/44	20,000	16,979
Buckeye Partners LP	5.85	11/15/43	35,000	31,148
Buckeye Partners LP(1)	6.75	02/01/30	35,000	36,261
Buckeye Partners LP(1)	6.88	07/01/29	50,000	51,608
CNX Midstream Partners LP(1)	4.75	04/15/30	30,000	28,370
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	105,000	102,651
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	7.50	12/15/33	40,000	42,701
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	30,000	30,172
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.38	06/30/33	50,000	49,458
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	8.63	03/15/29	80,000	83,327
Energy Transfer LP	7.13	10/01/54	30,000	30,796
Energy Transfer LP	8.00	05/15/54	60,000	63,977
Excelerate Energy LP(1)	8.00	05/15/30	60,000	62,850
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	50,000	50,536
Genesis Energy LP/Genesis Energy Finance Corp.	7.88	05/15/32	50,000	51,755
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	05/15/33	45,000	46,698
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	45,000	46,975
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	40,000	42,378
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	25,000	25,337
Global Partners LP/GLP Finance Corp.(1)	7.13	07/01/33	35,000	35,568
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	35,000	36,729
Harvest Midstream I LP(1)	7.50	09/01/28	60,000	60,784
Harvest Midstream I LP(1)	7.50	05/15/32	40,000	41,618
Hess Midstream Operations LP(1)	4.25	02/15/30	55,000	53,265
Hess Midstream Operations LP(1)	5.13	06/15/28	40,000	39,825
Hess Midstream Operations LP(1)	5.50	10/15/30	30,000	30,154
Hess Midstream Operations LP(1)	5.88	03/01/28	60,000	61,033
Hess Midstream Operations LP(1)	6.50	06/01/29	50,000	51,543
Howard Midstream Energy Partners LLC(1)	7.38	07/15/32	45,000	46,567
Howard Midstream Energy Partners LLC(1)	8.88	07/15/28	45,000	46,962
ITT Holdings LLC(1)	6.50	08/01/29	91,000	86,761
Kinetik Holdings LP(1)	5.88	06/15/30	75,000	75,130
Kinetik Holdings LP(1)	6.63	12/15/28	80,000	81,885

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 39.3% (Continued)
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	$30,000	$31,821
NFE Financing LLC(1)	12.00	11/15/29	205,000	72,828
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	70,000	69,339
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	95,000	93,009
Northriver Midstream Finance LP(1)	6.75	07/15/32	45,000	45,854
NuStar Logistics LP	5.63	04/28/27	43,000	43,248
NuStar Logistics LP	6.38	10/01/30	45,000	46,394
Prairie Acquiror LP(1)	9.00	08/01/29	30,000	31,101
Rockies Express Pipeline LLC(1)	4.80	05/15/30	25,000	24,074
Rockies Express Pipeline LLC(1)	4.95	07/15/29	45,000	44,165
Rockies Express Pipeline LLC(1)	6.75	03/15/33	40,000	41,602
Rockies Express Pipeline LLC(1)	6.88	04/15/40	40,000	40,297
Rockies Express Pipeline LLC(1)	7.50	07/15/38	15,000	15,446
South Bow Canadian Infrastructure Holdings Ltd.(1)	7.50	03/01/55	50,000	51,992
South Bow Canadian Infrastructure Holdings Ltd.(1)	7.63	03/01/55	35,000	36,179
Summit Midstream Holdings LLC(1)	8.63	10/31/29	65,000	66,266
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	55,000	54,552
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	03/01/27	35,000	34,914
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	55,000	53,925
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	36,000	35,305
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	60,000	61,616
TransMontaigne Partners LLC(1)	8.50	06/15/30	40,000	41,849
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	95,000	89,747
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	92,000	80,352
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	95,000	87,818
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	75,000	77,085
Venture Global LNG, Inc.(1)	7.00	01/15/30	115,000	116,703
Venture Global LNG, Inc.(1)	8.13	06/01/28	175,000	181,297
Venture Global LNG, Inc.(1)	8.38	06/01/31	170,000	175,956
Venture Global LNG, Inc.(1)	9.50	02/01/29	230,000	250,977
Venture Global LNG, Inc.(1)	9.88	02/01/32	135,000	145,742
Venture Global Plaquemines LNG LLC(1)	6.50	01/15/34	150,000	154,406
Venture Global Plaquemines LNG LLC(1)	6.75	01/15/36	150,000	154,400
				4,582,147
RETAIL – 0.6%
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	45,000	42,969
Vivo Energy Investments BV(1)	5.13	09/24/27	25,000	24,712
				67,681
TOTAL CORPORATE BONDS (Cost – $11,589,000)				11,450,123

SHORT-TERM INVESTMENTS – 1.4%
TIME DEPOSITS – 1.4%
Sumitomo Mitsui Trust Bank, London	3.68	08/01/25	159,461	159,461
TOTAL SHORT-TERM INVESTMENTS (Cost – $159,461)				159,461

TOTAL INVESTMENTS – 99.7% (Cost – $11,748,461)				$11,609,584
OTHER ASSETS LESS LIABILITIES – 0.3%				39,198
NET ASSETS – 100.0%				$11,648,782

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2025, amounts to $10,225,859 and represents 87.8% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx USD High Yield Bond Energy Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$11,450,123	$–	$11,450,123
Time Deposits	–	159,461	–	159,461
Total Investments	$–	$11,609,584	$–	$11,609,584

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.1%
APPAREL – 3.1%
Champ Acquisition Corp.(1)	8.38	12/01/31	$100,000	$106,045
Crocs, Inc.(1)	4.13	08/15/31	67,000	60,671
Crocs, Inc.(1)	4.25	03/15/29	75,000	71,439
Hanesbrands, Inc.(1)	9.00	02/15/31	120,000	126,455
Kontoor Brands, Inc.(1)	4.13	11/15/29	83,000	77,351
Levi Strauss & Co.(1)	3.50	03/01/31	100,000	91,712
Under Armour, Inc.(1)	7.25	07/15/30	85,000	86,935
VF Corp.	2.80	04/23/27	100,000	95,565
VF Corp.	2.95	04/23/30	150,000	127,306
VF Corp.	6.00	10/15/33	60,000	55,388
VF Corp.	6.45	11/01/37	60,000	53,235
William Carter Co.(1)	5.63	03/15/27	105,000	104,250
Wolverine World Wide, Inc.(1)	4.00	08/15/29	110,000	99,267
				1,155,619
AUTO MANUFACTURERS – 8.6%
Allison Transmission, Inc.(1)	3.75	01/30/31	200,000	182,913
Allison Transmission, Inc.(1)	4.75	10/01/27	80,000	79,247
Allison Transmission, Inc.(1)	5.88	06/01/29	112,000	112,803
Aston Martin Capital Holdings Ltd.(1)	10.00	03/31/29	210,000	200,456
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	100,000	98,212
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	82,000	81,759
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	115,000	115,450
Nissan Motor Acceptance Co. LLC(1)	1.85	09/16/26	205,000	196,840
Nissan Motor Acceptance Co. LLC(1)	2.45	09/15/28	70,000	63,304
Nissan Motor Acceptance Co. LLC(1)	2.75	03/09/28	120,000	111,323
Nissan Motor Acceptance Co. LLC(1)	5.30	09/13/27	80,000	79,460
Nissan Motor Acceptance Co. LLC(1)	5.55	09/13/29	65,000	63,436
Nissan Motor Acceptance Co. LLC(1)	6.95	09/15/26	60,000	60,947
Nissan Motor Acceptance Co. LLC(1)	7.05	09/15/28	145,000	149,497
Nissan Motor Co. Ltd.(1)	4.35	09/17/27	510,000	497,847
Nissan Motor Co. Ltd.(1)	4.81	09/17/30	520,000	478,328
Nissan Motor Co. Ltd.(1)	7.50	07/17/30	200,000	206,463
Nissan Motor Co. Ltd.(1)	7.75	07/17/32	150,000	155,376
Nissan Motor Co. Ltd.(1)	8.13	07/17/35	250,000	262,601
				3,196,262
AUTO PARTS & EQUIPMENT – 10.7%
Adient Global Holdings Ltd.(1)	7.00	04/15/28	100,000	102,433
Adient Global Holdings Ltd.(1)	7.50	02/15/33	160,000	163,267
Adient Global Holdings Ltd.(1)	8.25	04/15/31	100,000	104,619
American Axle & Manufacturing, Inc.	5.00	10/01/29	125,000	113,514
American Axle & Manufacturing, Inc.	6.50	04/01/27	105,000	105,174
American Axle & Manufacturing, Inc.	6.88	07/01/28	79,000	78,754
Aptiv Swiss Holdings Ltd.	6.88	12/15/54	100,000	100,909
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	150,000	153,470
Clarios Global LP/Clarios US Finance Co.(1)	6.75	02/15/30	205,000	211,489

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 10.7% (Continued)
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	$330,000	$332,628
Dana, Inc.	4.25	09/01/30	87,000	85,678
Dana, Inc.	4.50	02/15/32	68,000	66,412
Dana, Inc.	5.38	11/15/27	79,000	79,341
Dana, Inc.	5.63	06/15/28	89,000	89,105
Forvia SE(1)	8.00	06/15/30	100,000	104,282
Garrett Motion Holdings, Inc./Garrett LX I Sarl(1)	7.75	05/31/32	165,000	171,364
Goodyear Tire & Rubber Co.	4.88	03/15/27	140,000	139,492
Goodyear Tire & Rubber Co.	5.00	07/15/29	175,000	169,903
Goodyear Tire & Rubber Co.	5.25	04/30/31	113,000	107,422
Goodyear Tire & Rubber Co.	5.25	07/15/31	117,000	111,116
Goodyear Tire & Rubber Co.	5.63	04/30/33	89,000	83,589
Goodyear Tire & Rubber Co.	6.63	07/15/30	105,000	106,912
Phinia, Inc.(1)	6.63	10/15/32	105,000	107,059
Phinia, Inc.(1)	6.75	04/15/29	91,000	93,761
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	120,000	82,568
Tenneco, Inc.(1)	8.00	11/17/28	385,000	382,417
ZF North America Capital, Inc.(1)	6.75	04/23/30	160,000	152,370
ZF North America Capital, Inc.(1)	6.88	04/14/28	125,000	124,852
ZF North America Capital, Inc.(1)	6.88	04/23/32	145,000	135,428
ZF North America Capital, Inc.(1)	7.13	04/14/30	120,000	116,409
				3,975,737
COMMERCIAL SERVICES – 2.3%
Belron UK Finance PLC(1)	5.75	10/15/29	230,000	232,302
Champions Financing, Inc.(1)	8.75	02/15/29	120,000	111,221
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	151,000	149,337
Upbound Group, Inc.(1)	6.38	02/15/29	90,000	87,873
Wand NewCo 3, Inc.(1)	7.63	01/30/32	260,000	273,211
				853,944
DISTRIBUTION/WHOLESALE – 0.5%
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	100,000	97,988
Velocity Vehicle Group LLC(1)	8.00	06/01/29	100,000	101,276
				199,264
ENTERTAINMENT – 21.1%
Affinity Interactive(1)	6.88	12/15/27	110,000	60,697
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	200,000	170,605
Boyne USA, Inc.(1)	4.75	05/15/29	142,000	137,927
Brightstar Lottery PLC(1)	5.25	01/15/29	155,000	153,920
Brightstar Lottery PLC(1)	6.25	01/15/27	158,000	159,708
Caesars Entertainment, Inc.(1)	4.63	10/15/29	240,000	226,980
Caesars Entertainment, Inc.(1)	6.00	10/15/32	230,000	222,174
Caesars Entertainment, Inc.(1)	6.50	02/15/32	300,000	306,132
Caesars Entertainment, Inc.(1)	7.00	02/15/30	413,000	426,281
Churchill Downs, Inc.(1)	4.75	01/15/28	140,000	138,171
Churchill Downs, Inc.(1)	5.50	04/01/27	131,000	130,914
Churchill Downs, Inc.(1)	5.75	04/01/30	242,000	241,583
Churchill Downs, Inc.(1)	6.75	05/01/31	120,000	122,673

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 21.1% (Continued)
Cinemark USA, Inc.(1)	5.25	07/15/28	$161,000	$159,987
Cinemark USA, Inc.(1)	7.00	08/01/32	100,000	103,349
Empire Resorts, Inc.(1)	7.75	11/01/26	58,000	57,324
Great Canadian Gaming Corp./Raptor LLC(1)	8.75	11/15/29	110,000	107,788
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	100,000	97,726
Light & Wonder International, Inc.(1)	7.00	05/15/28	142,000	142,239
Light & Wonder International, Inc.(1)	7.25	11/15/29	101,000	103,915
Light & Wonder International, Inc.(1)	7.50	09/01/31	110,000	114,739
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	105,000	102,315
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	196,000	193,136
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	247,000	249,999
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	100,000	87,379
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	152,000	146,554
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	8.25	04/15/30	150,000	155,618
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	11.88	04/15/31	150,000	156,367
Motion Bondco DAC(1)	6.63	11/15/27	85,000	80,715
Motion FinCo. Sarl(1)	8.38	02/15/32	80,000	70,746
Odeon FinCo. PLC(1)	12.75	11/01/27	80,000	83,444
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.(1)	8.00	08/01/30	80,000	80,976
Penn Entertainment, Inc.(1)	4.13	07/01/29	87,000	80,701
Penn Entertainment, Inc.(1)	5.63	01/15/27	80,000	79,581
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	157,000	94,396
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	142,000	87,508
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	202,000	179,833
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	75,000	62,190
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	85,000	84,707
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(1)	6.63	02/01/33	120,000	121,411
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	168,000	161,959
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	147,000	143,243
Six Flags Entertainment Corp.(1)	5.50	04/15/27	95,000	94,809
Six Flags Entertainment Corp.(1)	7.25	05/15/31	165,000	168,294
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.25	07/15/29	95,000	92,381
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.38	04/15/27	90,000	89,939
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	6.50	10/01/28	77,000	77,531
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.(1)	6.63	05/01/32	180,000	183,428
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	68,000	67,373
Universal Entertainment Corp.(1)	9.88	08/01/29	65,000	63,534
Vail Resorts, Inc.(1)	5.63	07/15/30	100,000	100,613
Vail Resorts, Inc.(1)	6.50	05/15/32	120,000	123,409
Voyager Parent LLC(1)	9.25	07/01/32	375,000	396,926
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	147,000	145,958
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	6.25	03/15/33	170,000	170,625
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	200,000	212,847
				7,875,277

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOREST PRODUCTS & PAPER – 0.7%
Magnera Corp.(1)	4.75	11/15/29	$100,000	$88,479
Magnera Corp.(1)	7.25	11/15/31	170,000	160,189
				248,668
HOME BUILDERS – 0.7%
Forestar Group, Inc.(1)	5.00	03/01/28	55,000	54,644
Forestar Group, Inc.(1)	6.50	03/15/33	105,000	105,513
Thor Industries, Inc.(1)	4.00	10/15/29	100,000	93,953
				254,110
INTERNET – 4.2%
GrubHub Holdings, Inc.(1)	5.50	07/01/27	100,000	98,013
Rakuten Group, Inc.(1),(2)	6.25	–	205,000	191,306
Rakuten Group, Inc.(1),(2)	8.13	–	110,000	109,392
Rakuten Group, Inc.(1)	9.75	04/15/29	415,000	456,839
Rakuten Group, Inc.(1)	11.25	02/15/27	365,000	396,154
Wayfair LLC(1)	7.25	10/31/29	160,000	163,198
Wayfair LLC(1)	7.75	09/15/30	150,000	154,109
				1,569,011
LEISURE TIME – 11.7%
Carnival Corp.(1)	5.75	03/01/27	64,000	64,678
Carnival Corp.(1)	5.75	03/15/30	195,000	197,918
Carnival Corp.(1)	5.75	08/01/32	605,000	609,852
Carnival Corp.(1)	5.88	06/15/31	220,000	223,437
Carnival Corp.(1)	6.00	05/01/29	412,000	415,911
Carnival Corp.(1)	6.13	02/15/33	405,000	412,438
Life Time, Inc.(1)	6.00	11/15/31	100,000	100,800
Lindblad Expeditions Holdings, Inc.(1)	9.00	05/15/28	65,000	67,792
Lindblad Expeditions LLC(1)	6.75	02/15/27	63,000	63,211
NCL Corp. Ltd.(1)	5.88	02/15/27	200,000	200,718
NCL Corp. Ltd.(1)	6.25	03/01/30	65,000	65,828
NCL Corp. Ltd.(1)	6.75	02/01/32	365,000	375,127
NCL Corp. Ltd.(1)	7.75	02/15/29	120,000	127,382
NCL Corp. Ltd.(1)	8.13	01/15/29	175,000	183,965
NCL Finance Ltd.(1)	6.13	03/15/28	102,000	103,295
Sabre GLBL, Inc.(1)	8.63	06/01/27	62,000	63,034
Sabre GLBL, Inc.(1)	10.75	11/15/29	173,000	178,834
Sabre GLBL, Inc.(1)	11.13	07/15/30	270,000	284,985
Viking Cruises Ltd.(1)	5.88	09/15/27	165,000	165,002
Viking Cruises Ltd.(1)	7.00	02/15/29	100,000	100,832
Viking Cruises Ltd.(1)	9.13	07/15/31	145,000	156,119
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	77,000	76,546
VOC Escrow Ltd.(1)	5.00	02/15/28	135,000	133,862
				4,371,566
LODGING – 12.4%
Boyd Gaming Corp.	4.75	12/01/27	210,000	208,468
Boyd Gaming Corp.(1)	4.75	06/15/31	183,000	174,421
Full House Resorts, Inc.(1)	8.25	02/15/28	83,000	80,412
Genting New York LLC/GENNY Capital, Inc.(1)	7.25	10/01/29	125,000	128,787

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 12.4% (Continued)
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	$302,000	$272,480
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	175,000	166,823
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	242,000	225,957
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	200,000	197,397
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	97,000	97,038
Hilton Domestic Operating Co., Inc.(1)	5.75	09/15/33	190,000	190,299
Hilton Domestic Operating Co., Inc.(1)	5.88	04/01/29	110,000	111,932
Hilton Domestic Operating Co., Inc.(1)	5.88	03/15/33	200,000	201,654
Hilton Domestic Operating Co., Inc.(1)	6.13	04/01/32	90,000	91,854
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	4.88	07/01/31	100,000	92,008
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	5.00	06/01/29	178,000	170,485
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	6.63	01/15/32	180,000	182,160
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	130,000	129,949
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	97,000	92,871
Marriott Ownership Resorts, Inc.	4.75	01/15/28	70,000	68,355
MGM Resorts International	4.63	09/01/26	80,000	79,745
MGM Resorts International	4.75	10/15/28	150,000	148,483
MGM Resorts International	5.50	04/15/27	133,000	133,548
MGM Resorts International	6.13	09/15/29	175,000	177,508
MGM Resorts International	6.50	04/15/32	155,000	157,535
Station Casinos LLC(1)	4.50	02/15/28	141,000	137,932
Station Casinos LLC(1)	4.63	12/01/31	100,000	93,646
Station Casinos LLC(1)	6.63	03/15/32	100,000	102,046
Travel + Leisure Co.(1)	4.50	12/01/29	130,000	124,922
Travel + Leisure Co.(1)	4.63	03/01/30	72,000	69,063
Travel + Leisure Co.	6.00	04/01/27	90,000	90,744
Travel + Leisure Co.(1)	6.63	07/31/26	132,000	133,055
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	100,000	97,107
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	183,000	182,782
				4,611,466
OIL & GAS SERVICES – 0.2%
Star Holding LLC(1)	8.75	08/01/31	70,000	68,682

REAL ESTATE – 4.8%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	130,200	124,808
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	90,000	75,661
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	114,000	101,911
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	9.75	04/15/30	100,000	104,231
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	121,000	122,022
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	95,000	101,905
Five Point Operating Co. LP/Five Point Capital Corp.(1),(3)	10.50	01/15/28	101,402	102,648
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	80,000	84,654
Howard Hughes Corp.(1)	4.13	02/01/29	137,000	130,927
Howard Hughes Corp.(1)	4.38	02/01/31	130,000	119,791
Howard Hughes Corp.(1)	5.38	08/01/28	157,000	156,172
Hunt Cos, Inc.(1)	5.25	04/15/29	131,000	128,077
Kennedy-Wilson, Inc.	4.75	03/01/29	129,000	121,433
Kennedy-Wilson, Inc.	4.75	02/01/30	123,000	113,455

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE – 4.8% (Continued)
Kennedy-Wilson, Inc.	5.00	03/01/31	$120,000	$109,496
Newmark Group, Inc.	7.50	01/12/29	95,000	100,914
				1,798,105
RETAIL – 17.1%
Academy Ltd.(1)	6.00	11/15/27	78,000	77,960
Advance Auto Parts, Inc.	1.75	10/01/27	70,000	64,505
Advance Auto Parts, Inc.	3.50	03/15/32	80,000	68,405
Advance Auto Parts, Inc.	3.90	04/15/30	100,000	90,744
Advance Auto Parts, Inc.	5.95	03/09/28	60,000	60,322
Asbury Automotive Group, Inc.	4.50	03/01/28	80,000	78,805
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	160,000	153,851
Asbury Automotive Group, Inc.	4.75	03/01/30	95,000	91,306
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	121,000	114,544
Bath & Body Works, Inc.	5.25	02/01/28	87,000	87,154
Bath & Body Works, Inc.(1)	6.63	10/01/30	182,000	186,517
Bath & Body Works, Inc.	6.69	01/15/27	55,000	56,447
Bath & Body Works, Inc.	6.75	07/01/36	115,000	116,565
Bath & Body Works, Inc.	6.88	11/01/35	170,000	175,196
Bath & Body Works, Inc.	6.95	03/01/33	55,000	56,632
Bath & Body Works, Inc.	7.50	06/15/29	95,000	97,390
Cougar JV Subsidiary LLC(1)	8.00	05/15/32	135,000	142,955
Evergreen Acqco 1 LP/TVI, Inc.(1)	9.75	04/26/28	80,000	83,394
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	203,000	193,145
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	252,000	237,285
Foot Locker, Inc.(1)	4.00	10/01/29	79,000	74,491
Gap, Inc.(1)	3.63	10/01/29	152,000	140,452
Gap, Inc.(1)	3.88	10/01/31	157,000	140,305
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.38	01/15/29	110,000	102,454
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.75	01/15/32	115,000	101,933
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	11.50	08/15/29	105,000	104,318
Group 1 Automotive, Inc.(1)	4.00	08/15/28	157,000	151,476
Group 1 Automotive, Inc.(1)	6.38	01/15/30	100,000	102,044
Ken Garff Automotive LLC(1)	4.88	09/15/28	78,000	76,016
Kohl’s Corp.	5.13	05/01/31	102,000	73,987
Kohl’s Corp.	5.55	07/17/45	84,000	47,660
Kohl’s Corp.(1)	10.00	06/01/30	70,000	72,797
LCM Investments Holdings II LLC(1)	4.88	05/01/29	200,000	194,516
LCM Investments Holdings II LLC(1)	8.25	08/01/31	170,000	179,869
Lithia Motors, Inc.(1)	3.88	06/01/29	167,000	157,458
Lithia Motors, Inc.(1)	4.38	01/15/31	115,000	108,251
Lithia Motors, Inc.(1)	4.63	12/15/27	80,000	78,955
Macy’s Retail Holdings LLC	4.30	02/15/43	55,000	36,501
Macy’s Retail Holdings LLC	4.50	12/15/34	75,000	60,847
Macy’s Retail Holdings LLC	5.13	01/15/42	53,000	37,254
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	85,000	81,516
Macy’s Retail Holdings LLC(1)	7.38	08/01/33	100,000	100,506
Michaels Cos, Inc.(1)	5.25	05/01/28	178,000	142,039
Michaels Cos, Inc.(1)	7.88	05/01/29	192,000	128,308

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 17.1% (Continued)
Nordstrom, Inc.	4.00	03/15/27	$61,000	$59,981
Nordstrom, Inc.	4.25	08/01/31	90,000	78,882
Nordstrom, Inc.	4.38	04/01/30	107,000	97,554
Nordstrom, Inc.	5.00	01/15/44	194,000	131,435
Nordstrom, Inc.	6.95	03/15/28	63,000	64,961
Penske Automotive Group, Inc.	3.75	06/15/29	100,000	94,729
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	247,000	242,662
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	230,000	225,374
QVC, Inc.	5.45	08/15/34	78,000	34,320
QVC, Inc.	5.95	03/15/43	62,000	26,040
QVC, Inc.(1)	6.88	04/15/29	120,000	54,522
Sally Holdings LLC/Sally Capital, Inc.	6.75	03/01/32	120,000	123,309
Sonic Automotive, Inc.(1)	4.63	11/15/29	133,000	128,014
Sonic Automotive, Inc.(1)	4.88	11/15/31	100,000	94,327
Victoria’s Secret & Co.(1)	4.63	07/15/29	120,000	111,818
Victra Holdings LLC/Victra Finance Corp.(1)	8.75	09/15/29	90,000	94,443
				6,389,446
TOTAL CORPORATE BONDS (Cost – $36,540,419)				36,567,157

SHORT-TERM INVESTMENTS – 3.6%
TIME DEPOSITS – 3.6%
Sumitomo, Tokyo	3.68	08/01/25	1,326,523	1,326,523
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,326,523)				1,326,523

TOTAL INVESTMENTS – 101.7% (Cost – $37,866,942)				$37,893,680
OTHER ASSETS LESS LIABILITIES – (1.7)%				(621,440)
NET ASSETS – 100.0%				$37,272,240

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2025, amounts to $30,690,530 and represents 82.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of July 31, 2025.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$36,567,157	$–	$36,567,157
Time Deposits	–	1,326,523	–	1,326,523
Total Investments	$–	$37,893,680	$–	$37,893,680

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
AGRICULTURE – 1.5%
Darling Ingredients, Inc.(1)	5.25	04/15/27	$88,000	$87,953
Darling Ingredients, Inc.(1)	6.00	06/15/30	172,000	173,275
Turning Point Brands, Inc.(1)	7.63	03/15/32	55,000	57,752
				318,980
BEVERAGES – 1.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	4.38	04/30/29	132,000	127,474
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	6.25	04/01/29	122,000	122,398
				249,872
CHEMICALS – 0.8%
Cerdia Finanz GmbH(1)	9.38	10/03/31	160,000	167,846

COSMETICS/PERSONAL CARE – 1.0%
Edgewell Personal Care Co.(1)	4.13	04/01/29	88,000	83,338
Edgewell Personal Care Co.(1)	5.50	06/01/28	132,000	131,188
				214,526
ELECTRIC – 31.5%
AES Corp.	6.95	07/15/55	90,000	86,942
AES Corp.	7.60	01/15/55	165,000	167,070
Algonquin Power & Utilities Corp.	4.75	01/18/82	132,000	128,276
Alpha Generation LLC(1)	6.75	10/15/32	175,000	179,233
Atlantica Sustainable Infrastructure Ltd.(1)	4.13	06/15/28	67,000	64,756
Calpine Corp.(1)	3.75	03/01/31	156,000	146,772
Calpine Corp.(1)	4.50	02/15/28	216,000	213,787
Calpine Corp.(1)	4.63	02/01/29	115,000	113,097
Calpine Corp.(1)	5.00	02/01/31	150,000	148,358
Calpine Corp.(1)	5.13	03/15/28	245,000	243,978
Clearway Energy Operating LLC(1)	3.75	02/15/31	160,000	146,146
Clearway Energy Operating LLC(1)	3.75	01/15/32	61,000	54,234
Clearway Energy Operating LLC(1)	4.75	03/15/28	150,000	147,587
ContourGlobal Power Holdings SA(1)	6.75	02/28/30	90,000	92,363
DPL, Inc.	4.35	04/15/29	72,000	70,271
Edison International	7.88	06/15/54	70,000	67,270
Edison International	8.13	06/15/53	95,000	93,392
Electricite de France SA(1),(2)	9.13	–	265,000	304,319
EUSHI Finance, Inc.	7.63	12/15/54	85,000	89,023
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	66,000	61,897
Lightning Power LLC(1)	7.25	08/15/32	265,000	277,248
NRG Energy, Inc.(1)	3.38	02/15/29	91,000	85,499
NRG Energy, Inc.(1)	3.63	02/15/31	177,000	162,149
NRG Energy, Inc.(1)	3.88	02/15/32	80,000	73,152
NRG Energy, Inc.(1)	5.25	06/15/29	127,000	125,675
NRG Energy, Inc.	5.75	01/15/28	140,000	140,521
NRG Energy, Inc.(1)	5.75	07/15/29	135,000	134,478
NRG Energy, Inc.(1)	6.00	02/01/33	155,000	155,551
NRG Energy, Inc.(1)	6.25	11/01/34	165,000	167,318
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	111,000	107,701

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 31.5% (Continued)
PG&E Corp.	5.00	07/01/28	$172,000	$167,954
PG&E Corp.	5.25	07/01/30	182,000	174,734
PG&E Corp.	7.38	03/15/55	260,000	251,546
Talen Energy Supply LLC(1)	8.63	06/01/30	210,000	223,292
TransAlta Corp.	6.50	03/15/40	50,000	48,539
TransAlta Corp.	7.75	11/15/29	72,000	75,082
Vistra Operations Co. LLC(1)	4.38	05/01/29	216,000	209,450
Vistra Operations Co. LLC(1)	5.00	07/31/27	227,000	225,939
Vistra Operations Co. LLC(1)	5.50	09/01/26	172,000	172,022
Vistra Operations Co. LLC(1)	5.63	02/15/27	232,000	231,883
Vistra Operations Co. LLC(1)	6.88	04/15/32	175,000	181,943
Vistra Operations Co. LLC(1)	7.75	10/15/31	250,000	264,793
XPLR Infrastructure Operating Partners LP(1)	3.88	10/15/26	88,000	86,143
XPLR Infrastructure Operating Partners LP(1)	4.50	09/15/27	99,000	95,948
XPLR Infrastructure Operating Partners LP(1)	7.25	01/15/29	130,000	132,685
XPLR Infrastructure Operating Partners LP(1)	8.38	01/15/31	145,000	152,201
XPLR Infrastructure Operating Partners LP(1)	8.63	03/15/33	160,000	169,594
				6,911,811
ELECTRICAL COMPONENTS & EQUIPMENT – 1.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	143,000	135,749
Energizer Holdings, Inc.(1)	4.75	06/15/28	100,000	97,274
Energizer Holdings, Inc.(1)	6.50	12/31/27	50,000	50,780
				283,803
ENERGY-ALTERNATE SOURCES – 1.5%
TerraForm Power Operating LLC(1)	4.75	01/15/30	122,000	117,062
TerraForm Power Operating LLC(1)	5.00	01/31/28	122,000	120,452
Topaz Solar Farms LLC(1)	5.75	09/30/39	86,126	84,701
				322,215
FOOD – 25.6%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	233,000	219,984
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	233,000	231,375
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	177,000	172,738
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	132,000	132,058
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.25	03/15/33	105,000	107,142
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	130,000	132,165
Aragvi Finance International DAC(1)	11.13	11/20/29	110,000	110,810
B&G Foods, Inc.	5.25	09/15/27	94,000	83,571
B&G Foods, Inc.(1)	8.00	09/15/28	140,000	131,075
C&S Group Enterprises LLC(1)	5.00	12/15/28	67,000	59,987
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	72,000	70,678
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	85,000	88,666
Fiesta Purchaser, Inc.(1)	7.88	03/01/31	85,000	89,921
Fiesta Purchaser, Inc.(1)	9.63	09/15/32	80,000	84,741
Froneri Lux FinCo. Sarl(1)	6.00	08/01/32	100,000	99,705
Ingles Markets, Inc.(1)	4.00	06/15/31	61,000	56,849
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	180,000	188,075
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	170,000	161,888

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 25.6% (Continued)
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	$125,000	$116,904
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	87,000	86,162
Performance Food Group, Inc.(1)	4.25	08/01/29	177,000	170,327
Performance Food Group, Inc.(1)	5.50	10/15/27	187,000	186,864
Performance Food Group, Inc.(1)	6.13	09/15/32	175,000	177,929
Pilgrim’s Pride Corp.	3.50	03/01/32	155,000	139,344
Pilgrim’s Pride Corp.	4.25	04/15/31	140,000	133,925
Pilgrim’s Pride Corp.	6.25	07/01/33	165,000	173,632
Pilgrim’s Pride Corp.	6.88	05/15/34	85,000	93,082
Post Holdings, Inc.(1)	4.50	09/15/31	166,000	153,571
Post Holdings, Inc.(1)	4.63	04/15/30	243,000	232,359
Post Holdings, Inc.(1)	5.50	12/15/29	215,000	213,271
Post Holdings, Inc.(1)	6.25	02/15/32	180,000	183,587
Post Holdings, Inc.(1)	6.25	10/15/34	105,000	105,394
Post Holdings, Inc.(1)	6.38	03/01/33	210,000	210,367
Safeway, Inc.	7.25	02/01/31	45,000	48,431
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	150,000	142,140
TreeHouse Foods, Inc.	4.00	09/01/28	88,000	81,482
United Natural Foods, Inc.(1)	6.75	10/15/28	88,000	87,708
US Foods, Inc.(1)	4.63	06/01/30	88,000	84,873
US Foods, Inc.(1)	4.75	02/15/29	155,000	151,941
US Foods, Inc.(1)	5.75	04/15/33	85,000	84,431
US Foods, Inc.(1)	6.88	09/15/28	90,000	92,801
US Foods, Inc.(1)	7.25	01/15/32	90,000	93,880
Viking Baked Goods Acquisition Corp.(1)	8.63	11/01/31	160,000	157,283
				5,623,116
GAS – 1.3%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	93,000	92,535
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	85,000	87,619
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.50	06/01/30	95,000	99,814
				279,968
HOME FURNISHINGS – 4.3%
Somnigroup International, Inc.(1)	3.88	10/15/31	140,000	126,620
Somnigroup International, Inc.(1)	4.00	04/15/29	142,000	135,037
Whirlpool Corp.	2.40	05/15/31	50,000	41,895
Whirlpool Corp.	4.50	06/01/46	90,000	67,247
Whirlpool Corp.	4.60	05/15/50	85,000	63,386
Whirlpool Corp.	4.70	05/14/32	50,000	45,679
Whirlpool Corp.	4.75	02/26/29	125,000	122,198
Whirlpool Corp.	5.15	03/01/43	45,000	37,989
Whirlpool Corp.	5.50	03/01/33	50,000	47,850
Whirlpool Corp.	5.75	03/01/34	50,000	47,836
Whirlpool Corp.	6.13	06/15/30	110,000	109,818
Whirlpool Corp.	6.50	06/15/33	105,000	103,545
				949,100

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEHOLD PRODUCTS/WARES – 1.9%
ACCO Brands Corp.(1)	4.25	03/15/29	$100,000	$88,745
Central Garden & Pet Co.	4.13	10/15/30	78,000	73,400
Central Garden & Pet Co.(1)	4.13	04/30/31	77,000	71,437
Central Garden & Pet Co.	5.13	02/01/28	55,000	54,831
Kronos Acquisition Holdings, Inc.(1)	8.25	06/30/31	95,000	82,579
Kronos Acquisition Holdings, Inc.(1)	10.75	06/30/32	80,000	53,845
				424,837
HOUSEWARES – 5.2%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(1)	9.50	10/15/29	135,000	112,219
Newell Brands, Inc.	6.38	09/15/27	89,000	89,975
Newell Brands, Inc.	6.38	05/15/30	135,000	131,158
Newell Brands, Inc.	6.63	09/15/29	83,000	82,787
Newell Brands, Inc.	6.63	05/15/32	85,000	81,500
Newell Brands, Inc.	6.88	04/01/36	72,000	68,872
Newell Brands, Inc.	7.00	04/01/46	120,000	103,179
Newell Brands, Inc.(1)	8.50	06/01/28	215,000	225,830
Scotts Miracle-Gro Co.	4.00	04/01/31	90,000	82,303
Scotts Miracle-Gro Co.	4.38	02/01/32	70,000	63,717
Scotts Miracle-Gro Co.	4.50	10/15/29	65,000	62,362
Scotts Miracle-Gro Co.	5.25	12/15/26	45,000	45,036
				1,148,938
LEISURE TIME – 1.3%
Acushnet Co.(1)	7.38	10/15/28	65,000	67,792
Amer Sports Co.(1)	6.75	02/16/31	140,000	145,749
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	89,000	73,858
				287,399
OIL & GAS – 0.5%
Long Ridge Energy LLC(1)	8.75	02/15/32	105,000	108,981

PHARMACEUTICALS – 1.8%
BellRing Brands, Inc.(1)	7.00	03/15/30	145,000	150,564
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	105,000	88,029
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	12.25	04/15/29	140,000	152,418
				391,011
RETAIL – 17.4%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	133,000	125,996
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	267,000	257,756
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	503,000	466,659
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	132,000	129,138
1011778 BC ULC/New Red Finance, Inc.(1)	5.63	09/15/29	85,000	85,613
1011778 BC ULC/New Red Finance, Inc.(1)	6.13	06/15/29	215,000	219,981
Arko Corp.(1)	5.13	11/15/29	77,000	63,229
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	50,000	46,731
Brinker International, Inc.(1)	8.25	07/15/30	65,000	69,003
eG Global Finance PLC(1)	12.00	11/30/28	190,000	210,174
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	144,000	133,104
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	71,000	41,497

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 17.4% (Continued)
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	$133,000	$132,489
Murphy Oil USA, Inc.(1)	3.75	02/15/31	82,000	75,422
Murphy Oil USA, Inc.	4.75	09/15/29	90,000	88,092
Murphy Oil USA, Inc.	5.63	05/01/27	55,000	54,997
Papa John’s International, Inc.(1)	3.88	09/15/29	67,000	64,111
Raising Cane’s Restaurants LLC(1)	9.38	05/01/29	85,000	89,791
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	117,000	109,983
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	55,000	54,973
Walgreens Boots Alliance, Inc.	3.20	04/15/30	85,000	82,574
Walgreens Boots Alliance, Inc.	4.10	04/15/50	115,000	98,593
Walgreens Boots Alliance, Inc.	4.50	11/18/34	60,000	59,520
Walgreens Boots Alliance, Inc.	4.65	06/01/46	50,000	48,044
Walgreens Boots Alliance, Inc.	4.80	11/18/44	115,000	112,700
Walgreens Boots Alliance, Inc.	8.13	08/15/29	130,000	139,627
Yum! Brands, Inc.	3.63	03/15/31	183,000	168,920
Yum! Brands, Inc.	4.63	01/31/32	193,000	185,021
Yum! Brands, Inc.(1)	4.75	01/15/30	139,000	137,171
Yum! Brands, Inc.	5.35	11/01/43	45,000	42,424
Yum! Brands, Inc.	5.38	04/01/32	175,000	174,299
Yum! Brands, Inc.	6.88	11/15/37	60,000	64,602
				3,832,234
TOTAL CORPORATE BONDS (Cost – $21,497,283)				21,514,637

SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
JP Morgan Chase, New York	3.68	08/01/25	119,315	119,315
TOTAL SHORT-TERM INVESTMENTS (Cost – $119,315)				119,315

TOTAL INVESTMENTS – 98.5% (Cost – $21,616,598)				$21,633,952
OTHER ASSETS LESS LIABILITIES – 1.5%				325,685
NET ASSETS – 100.0%				$21,959,637

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2025, amounts to $16,107,066 and represents 73.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$21,514,637	$–	$21,514,637
Time Deposits	–	119,315	–	119,315
Total Investments	$–	$21,633,952	$–	$21,633,952

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
UNITED STATES(a) – 99.9%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	24,116	$936,665
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	110,736	4,128,227
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	34,357	1,312,266
BondBloxx USD High Yield Bond Energy Sector ETF	96,074	3,702,212
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	122,165	4,636,162
BondBloxx USD High Yield Bond Healthcare Sector ETF	78,343	2,780,127
BondBloxx USD High Yield Bond Industrial Sector ETF	194,128	7,426,871
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	177,073	6,183,389
TOTAL EXCHANGE-TRADED FUNDS (Cost – $30,268,417)		31,105,919

	Rate (%)	Maturity	Face Amount
SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Sumitomo, Tokyo	3.68	08/01/25	$35,974	35,974
TOTAL SHORT-TERM INVESTMENTS (Cost – $35,974)				35,974

TOTAL INVESTMENTS – 100.0% (Cost – $30,304,391)				$31,141,893
OTHER ASSETS LESS LIABILITIES – (0.0)%				(14,528)
NET ASSETS – 100.0%				$31,127,365

(a)	Represents investments in Affiliated Funds.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx USD High Yield Bond Sector Rotation ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$31,105,919	$–	$–	$31,105,919
Time Deposits	–	35,974	–	35,974
Total Investments	$31,105,919	$35,974	$–	$31,141,893

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

AFFILIATE TRANSACTIONS

Investments in issuers considered to be affiliates of the fund during the year or period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Investment Company	Value as of October 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of July 31, 2025	Dividends	Shares as of July 31, 2025
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF	$–	$915,460	$–	$21,205	$–	$936,665	$7,590	24,116
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	3,560,158	1,410,566	(15,647)	(14,089)	(812,761)	4,128,227	202,266	110,736
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	2,508,764	540,818	7,478	(13,024)	(1,731,770)	1,312,266	121,406	34,357
BondBloxx USD High Yield Bond Energy Sector ETF	2,829,791	1,228,767	(3,650)	4,423	(357,119)	3,702,212	142,396	96,074
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	3,949,306	922,996	3,158	58,073	(297,371)	4,636,162	217,234	122,165
BondBloxx USD High Yield Bond Healthcare Sector ETF	2,791,909	695,898	14,093	14,604	(736,377)	2,780,127	127,353	78,343
BondBloxx USD High Yield Bond Industrial Sector ETF	6,792,204	1,292,540	(3,104)	38,492	(693,261)	7,426,871	350,985	194,128
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	5,722,665	1,238,454	(1,714)	14,515	(790,531)	6,183,389	370,422	177,073
	$28,154,797	$8,245,499	$614	$124,199	$(5,419,190)	$31,105,919	$1,539,652	836,992

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.1%
ADVERTISING – 0.3%
Lamar Media Corp.	3.63	01/15/31	$235,000	$216,379
Lamar Media Corp.	3.75	02/15/28	230,000	222,357
Lamar Media Corp.	4.00	02/15/30	235,000	223,177
Lamar Media Corp.	4.88	01/15/29	170,000	167,103
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	200,000	210,182
				1,039,198
AEROSPACE/DEFENSE – 1.8%
AAR Escrow Issuer LLC(1)	6.75	03/15/29	240,000	246,437
Moog, Inc.(1)	4.25	12/15/27	215,000	210,253
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	380,000	401,997
TransDigm, Inc.(1)	6.00	01/15/33	620,000	623,605
TransDigm, Inc.(1)	6.38	03/01/29	1,140,000	1,168,159
TransDigm, Inc.(1)	6.63	03/01/32	915,000	942,010
TransDigm, Inc.(1)	6.75	08/15/28	870,000	888,802
TransDigm, Inc.(1)	6.88	12/15/30	605,000	627,489
TransDigm, Inc.(1)	7.13	12/01/31	404,000	421,169
				5,529,921
AGRICULTURE – 0.2%
Darling Ingredients, Inc.(1)	5.25	04/15/27	145,000	144,922
Darling Ingredients, Inc.(1)	6.00	06/15/30	475,000	478,523
Turning Point Brands, Inc.(1)	7.63	03/15/32	135,000	141,755
				765,200
AIRLINES – 0.9%
Air Canada(1)	3.88	08/15/26	495,000	490,097
Allegiant Travel Co.(1)	7.25	08/15/27	230,000	230,083
American Airlines, Inc.(1)	7.25	02/15/28	324,000	330,920
American Airlines, Inc.(1)	8.50	05/15/29	415,000	433,986
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	1,235,000	1,235,351
				2,720,437
APPAREL – 0.4%
Kontoor Brands, Inc.(1)	4.13	11/15/29	180,000	167,749
Levi Strauss & Co.(1)	3.50	03/01/31	215,000	197,181
VF Corp.	2.80	04/23/27	220,000	210,242
VF Corp.	2.95	04/23/30	325,000	275,829
VF Corp.	6.00	10/15/33	124,000	114,469
VF Corp.	6.45	11/01/37	120,000	106,469
William Carter Co.(1)	5.63	03/15/27	220,000	218,428
				1,290,367
AUTO MANUFACTURERS – 1.9%
Allison Transmission, Inc.(1)	3.75	01/30/31	385,000	352,107
Allison Transmission, Inc.(1)	4.75	10/01/27	170,000	168,400
Allison Transmission, Inc.(1)	5.88	06/01/29	265,000	266,899
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	220,000	216,067
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	155,000	154,545
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	230,000	230,899
Nissan Motor Acceptance Co. LLC(1)	1.85	09/16/26	425,000	408,083

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 1.9% (Continued)
Nissan Motor Acceptance Co. LLC(1)	2.45	09/15/28	$95,000	$85,912
Nissan Motor Acceptance Co. LLC(1)	2.75	03/09/28	320,000	296,861
Nissan Motor Acceptance Co. LLC(1)	5.30	09/13/27	165,000	163,887
Nissan Motor Acceptance Co. LLC(1)	5.55	09/13/29	180,000	175,669
Nissan Motor Acceptance Co. LLC(1)	6.95	09/15/26	170,000	172,683
Nissan Motor Acceptance Co. LLC(1)	7.05	09/15/28	380,000	391,786
Nissan Motor Co. Ltd.(1)	4.35	09/17/27	875,000	854,149
Nissan Motor Co. Ltd.(1)	4.81	09/17/30	1,090,000	1,002,649
Nissan Motor Co. Ltd.(1)	7.50	07/17/30	325,000	335,503
Nissan Motor Co. Ltd.(1)	7.75	07/17/32	300,000	310,751
Nissan Motor Co. Ltd.(1)	8.13	07/17/35	520,000	546,211
				6,133,061
AUTO PARTS & EQUIPMENT – 0.9%
Adient Global Holdings Ltd.(1)	7.00	04/15/28	215,000	220,230
Aptiv Swiss Holdings Ltd.	6.88	12/15/54	210,000	211,909
Dana, Inc.	4.25	09/01/30	150,000	147,720
Dana, Inc.	4.50	02/15/32	150,000	146,498
Dana, Inc.	5.38	11/15/27	170,000	170,734
Dana, Inc.	5.63	06/15/28	170,000	170,201
Forvia SE(1)	8.00	06/15/30	215,000	224,207
Phinia, Inc.(1)	6.63	10/15/32	175,000	178,431
Phinia, Inc.(1)	6.75	04/15/29	230,000	236,978
ZF North America Capital, Inc.(1)	6.75	04/23/30	315,000	299,979
ZF North America Capital, Inc.(1)	6.88	04/14/28	270,000	269,680
ZF North America Capital, Inc.(1)	6.88	04/23/32	300,000	280,195
ZF North America Capital, Inc.(1)	7.13	04/14/30	260,000	252,219
				2,808,981
BANKS – 0.4%
Dresdner Funding Trust I(1)	8.15	06/30/31	415,000	458,277
Popular, Inc.	7.25	03/13/28	175,000	183,177
Standard Chartered PLC(1),(2)	7.01	–	320,000	330,912
Walker & Dunlop, Inc.(1)	6.63	04/01/33	150,000	153,070
				1,125,436
BEVERAGES – 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	4.38	04/30/29	335,000	323,512

BUILDING MATERIALS – 3.1%
Boise Cascade Co.(1)	4.88	07/01/30	180,000	174,766
Builders FirstSource, Inc.(1)	4.25	02/01/32	575,000	531,147
Builders FirstSource, Inc.(1)	5.00	03/01/30	215,000	210,637
Builders FirstSource, Inc.(1)	6.38	06/15/32	300,000	307,076
Builders FirstSource, Inc.(1)	6.38	03/01/34	270,000	274,309
Builders FirstSource, Inc.(1)	6.75	05/15/35	425,000	436,284
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.63	12/15/30	1,160,000	1,184,196
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.75	07/15/31	195,000	201,022
James Hardie International Finance DAC(1)	5.00	01/15/28	170,000	168,847
Knife River Corp.(1)	7.75	05/01/31	180,000	189,043
Louisiana-Pacific Corp.(1)	3.63	03/15/29	155,000	147,791

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 3.1% (Continued)
Masterbrand, Inc.(1)	7.00	07/15/32	$305,000	$310,354
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(1)	6.75	04/01/32	300,000	306,483
Quikrete Holdings, Inc.(1)	6.38	03/01/32	1,635,000	1,677,919
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	430,000	428,937
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	480,000	505,592
Standard Building Solutions, Inc.(1)	6.25	08/01/33	300,000	303,089
Standard Building Solutions, Inc.(1)	6.50	08/15/32	409,000	417,950
Standard Industries, Inc./NY(1)	3.38	01/15/31	475,000	424,740
Standard Industries, Inc./NY(1)	4.38	07/15/30	715,000	677,387
Standard Industries, Inc./NY(1)	4.75	01/15/28	405,000	399,775
Standard Industries, Inc./NY(1)	5.00	02/15/27	390,000	390,046
				9,667,390
CHEMICALS – 3.5%
Ashland, Inc.(1)	3.38	09/01/31	175,000	154,260
Ashland, Inc.	6.88	05/15/43	125,000	129,069
Avient Corp.(1)	6.25	11/01/31	269,000	270,200
Avient Corp.(1)	7.13	08/01/30	310,000	318,688
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	210,000	218,649
Axalta Coating Systems LLC(1)	3.38	02/15/29	310,000	290,872
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	205,000	203,360
Celanese US Holdings LLC	1.40	08/05/26	290,000	280,082
Celanese US Holdings LLC	6.50	04/15/30	254,000	257,088
Celanese US Holdings LLC	6.67	07/15/27	361,000	370,246
Celanese US Holdings LLC	6.75	04/15/33	430,000	434,103
Celanese US Holdings LLC	6.83	07/15/29	330,000	343,048
Celanese US Holdings LLC	6.85	11/15/28	565,000	588,634
Celanese US Holdings LLC	6.88	07/15/32	430,000	445,576
Celanese US Holdings LLC	7.05	11/15/30	430,000	448,221
Celanese US Holdings LLC	7.20	11/15/33	405,000	423,169
Element Solutions, Inc.(1)	3.88	09/01/28	345,000	332,661
FMC Corp.	8.45	11/01/55	315,000	326,445
HB Fuller Co.	4.00	02/15/27	135,000	132,605
HB Fuller Co.	4.25	10/15/28	115,000	111,330
Huntsman International LLC	2.95	06/15/31	160,000	134,681
Huntsman International LLC	4.50	05/01/29	300,000	285,313
Huntsman International LLC	5.70	10/15/34	150,000	138,360
INEOS Finance PLC(1)	6.75	05/15/28	200,000	197,149
INEOS Finance PLC(1)	7.50	04/15/29	275,000	273,316
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	175,000	178,407
Ingevity Corp.(1)	3.88	11/01/28	240,000	228,593
Methanex Corp.	5.13	10/15/27	300,000	298,728
Methanex Corp.	5.25	12/15/29	290,000	287,490
Methanex Corp.	5.65	12/01/44	130,000	101,618
Methanex US Operations, Inc.(1)	6.25	03/15/32	235,000	233,128
Minerals Technologies, Inc.(1)	5.00	07/01/28	175,000	172,434
NOVA Chemicals Corp.(1)	4.25	05/15/29	245,000	234,187
NOVA Chemicals Corp.(1)	5.25	06/01/27	425,000	423,680
NOVA Chemicals Corp.(1)	7.00	12/01/31	175,000	182,849

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 3.5% (Continued)
NOVA Chemicals Corp.(1)	8.50	11/15/28	$175,000	$183,997
NOVA Chemicals Corp.(1)	9.00	02/15/30	255,000	274,327
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	150,000	139,309
Olin Corp.	5.00	02/01/30	200,000	191,730
Olin Corp.	5.63	08/01/29	290,000	286,482
Olin Corp.(1)	6.63	04/01/33	245,000	238,716
SNF Group SACA(1)	3.13	03/15/27	160,000	154,667
SNF Group SACA(1)	3.38	03/15/30	135,000	124,109
				11,041,576
COAL – 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	8.63	06/15/29	165,000	174,925
SunCoke Energy, Inc.(1)	4.88	06/30/29	210,000	192,241
				367,166
COMMERCIAL SERVICES – 4.9%
ADT Security Corp.(1)	4.13	08/01/29	415,000	397,472
ADT Security Corp.(1)	4.88	07/15/32	300,000	285,545
Adtalem Global Education, Inc.(1)	5.50	03/01/28	170,000	168,124
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	7.00	05/21/30	590,000	608,754
AMN Healthcare, Inc.(1)	4.00	04/15/29	135,000	124,108
AMN Healthcare, Inc.(1)	4.63	10/01/27	215,000	210,405
APi Group DE, Inc.(1)	4.13	07/15/29	145,000	137,885
APi Group DE, Inc.(1)	4.75	10/15/29	125,000	120,524
Belron UK Finance PLC(1)	5.75	10/15/29	460,000	464,605
Block, Inc.	3.50	06/01/31	425,000	389,935
Block, Inc.	6.50	05/15/32	820,000	841,987
Boost Newco Borrower LLC(1)	7.50	01/15/31	900,000	952,147
Brink’s Co.(1)	4.63	10/15/27	255,000	251,474
Brink’s Co.(1)	6.50	06/15/29	150,000	153,812
Brink’s Co.(1)	6.75	06/15/32	175,000	180,434
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	395,000	377,901
CoreCivic, Inc.	8.25	04/15/29	220,000	232,803
Dcli Bidco LLC(1)	7.75	11/15/29	215,000	219,669
Deluxe Corp.(1)	8.13	09/15/29	195,000	200,993
GEO Group, Inc.	8.63	04/15/29	280,000	297,490
Grand Canyon University	5.13	10/01/28	170,000	164,496
Herc Holdings, Inc.(1)	5.50	07/15/27	490,000	488,393
Herc Holdings, Inc.(1)	6.63	06/15/29	340,000	348,341
Herc Holdings, Inc.(1)	7.00	06/15/30	685,000	708,400
Herc Holdings, Inc.(1)	7.25	06/15/33	455,000	471,493
Korn Ferry(1)	4.63	12/15/27	180,000	177,189
OT Midco, Inc.(1)	10.00	02/15/30	265,000	216,632
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	415,000	400,560
Service Corp. International/US	3.38	08/15/30	360,000	328,330
Service Corp. International/US	4.00	05/15/31	350,000	324,944
Service Corp. International/US	4.63	12/15/27	230,000	227,834
Service Corp. International/US	5.13	06/01/29	315,000	312,923
Service Corp. International/US	5.75	10/15/32	324,000	325,173

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 4.9% (Continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	6.75	08/15/32	$695,000	$718,418
TriNet Group, Inc.(1)	3.50	03/01/29	200,000	186,297
TriNet Group, Inc.(1)	7.13	08/15/31	170,000	175,104
United Rentals North America, Inc.	3.75	01/15/32	325,000	296,322
United Rentals North America, Inc.	3.88	11/15/27	325,000	316,833
United Rentals North America, Inc.	3.88	02/15/31	435,000	406,253
United Rentals North America, Inc.	4.00	07/15/30	325,000	307,749
United Rentals North America, Inc.	4.88	01/15/28	675,000	671,374
United Rentals North America, Inc.	5.25	01/15/30	275,000	274,507
United Rentals North America, Inc.	5.50	05/15/27	220,000	220,213
United Rentals North America, Inc.(1)	6.13	03/15/34	485,000	497,878
WEX, Inc.(1)	6.50	03/15/33	215,000	217,960
				15,399,683
COMPUTERS – 1.0%
ASGN, Inc.(1)	4.63	05/15/28	240,000	233,849
CACI International, Inc.(1)	6.38	06/15/33	415,000	424,873
Crane NXT Co.	4.20	03/15/48	150,000	87,886
Crowdstrike Holdings, Inc.	3.00	02/15/29	325,000	304,476
Insight Enterprises, Inc.(1)	6.63	05/15/32	195,000	199,619
KBR, Inc.(1)	4.75	09/30/28	100,000	96,677
NCR Atleos Corp.(1)	9.50	04/01/29	560,000	607,177
Seagate Data Storage Technology Pte Ltd.(1)	4.09	06/01/29	195,000	186,833
Seagate Data Storage Technology Pte Ltd.(1)	5.75	12/01/34	200,000	188,353
Seagate Data Storage Technology Pte Ltd.(1)	5.88	07/15/30	170,000	172,159
Seagate Data Storage Technology Pte Ltd.(1)	8.25	12/15/29	190,000	202,993
Seagate Data Storage Technology Pte Ltd.(1)	8.50	07/15/31	120,000	127,035
Seagate Data Storage Technology Pte Ltd.(1)	9.63	12/01/32	295,850	333,436
				3,165,366
COSMETICS/PERSONAL CARE – 0.5%
Edgewell Personal Care Co.(1)	4.13	04/01/29	235,000	222,549
Edgewell Personal Care Co.(1)	5.50	06/01/28	305,000	303,125
Perrigo Finance Unlimited Co.	4.90	06/15/30	320,000	312,302
Perrigo Finance Unlimited Co.	4.90	12/15/44	130,000	104,153
Perrigo Finance Unlimited Co.	6.13	09/30/32	295,000	298,363
Prestige Brands, Inc.(1)	3.75	04/01/31	260,000	238,141
Prestige Brands, Inc.(1)	5.13	01/15/28	155,000	153,823
				1,632,456
DISTRIBUTION/WHOLESALE – 0.4%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	160,000	150,957
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	305,000	297,133
RB Global Holdings, Inc.(1)	6.75	03/15/28	255,000	261,347
RB Global Holdings, Inc.(1)	7.75	03/15/31	315,000	330,511
Resideo Funding, Inc.(1)	4.00	09/01/29	110,000	102,978
Resideo Funding, Inc.(1)	6.50	07/15/32	265,000	269,158
				1,412,084

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 7.1%
Ally Financial, Inc.	6.65	01/17/40	$220,000	$218,498
Ally Financial, Inc.	6.70	02/14/33	195,000	202,594
Azorra Finance Ltd.(1)	7.25	01/15/31	225,000	230,204
Azorra Finance Ltd.(1)	7.75	04/15/30	230,000	239,764
Bread Financial Holdings, Inc.(1)	9.75	03/15/29	295,000	316,748
Burford Capital Global Finance LLC(1)	6.25	04/15/28	145,000	144,727
Burford Capital Global Finance LLC(1)	6.88	04/15/30	160,000	159,761
Burford Capital Global Finance LLC(1)	7.50	07/15/33	200,000	201,550
Burford Capital Global Finance LLC(1)	9.25	07/01/31	300,000	317,616
Credit Acceptance Corp.(1)	6.63	03/15/30	200,000	202,909
Credit Acceptance Corp.(1)	9.25	12/15/28	255,000	270,003
Encore Capital Group, Inc.(1)	8.50	05/15/30	215,000	227,817
Encore Capital Group, Inc.(1)	9.25	04/01/29	200,000	210,898
EZCORP, Inc.(1)	7.38	04/01/32	130,000	135,715
GGAM Finance Ltd.(1)	5.88	03/15/30	105,000	105,136
GGAM Finance Ltd.(1)	6.88	04/15/29	205,000	211,706
GGAM Finance Ltd.(1)	8.00	02/15/27	270,000	278,240
GGAM Finance Ltd.(1)	8.00	06/15/28	305,000	323,198
Global Aircraft Leasing Co. Ltd.(1)	8.75	09/01/27	455,000	470,419
goeasy Ltd.(1)	6.88	05/15/30	160,000	160,468
goeasy Ltd.(1)	7.38	10/01/30	165,000	168,398
goeasy Ltd.(1)	7.63	07/01/29	245,000	252,486
goeasy Ltd.(1)	9.25	12/01/28	235,000	248,954
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	235,000	225,261
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	675,000	670,217
Jane Street Group/JSG Finance, Inc.(1)	6.75	05/01/33	570,000	583,715
Jane Street Group/JSG Finance, Inc.(1)	7.13	04/30/31	585,000	604,703
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	475,000	458,513
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	6.63	10/15/31	180,000	179,302
Jefferson Capital Holdings LLC(1)	6.00	08/15/26	120,000	120,057
Jefferson Capital Holdings LLC(1)	8.25	05/15/30	205,000	214,064
Jefferson Capital Holdings LLC(1)	9.50	02/15/29	175,000	184,840
Midcap Financial Issuer Trust(1)	5.63	01/15/30	190,000	178,166
Midcap Financial Issuer Trust(1)	6.50	05/01/28	395,000	391,924
Navient Corp.	4.88	03/15/28	195,000	190,464
Navient Corp.	5.00	03/15/27	300,000	296,929
Navient Corp.	5.50	03/15/29	325,000	318,213
Navient Corp.	5.63	08/01/33	235,000	211,962
Navient Corp.	7.88	06/15/32	205,000	213,706
Navient Corp.	9.38	07/25/30	215,000	235,161
Navient Corp.	11.50	03/15/31	230,000	258,986
OneMain Finance Corp.	3.50	01/15/27	320,000	312,489
OneMain Finance Corp.	3.88	09/15/28	225,000	214,749
OneMain Finance Corp.	4.00	09/15/30	350,000	321,573
OneMain Finance Corp.	5.38	11/15/29	300,000	294,411
OneMain Finance Corp.	6.63	01/15/28	310,000	317,625
OneMain Finance Corp.	6.63	05/15/29	365,000	373,226
OneMain Finance Corp.	6.75	03/15/32	280,000	284,463

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 7.1% (Continued)
OneMain Finance Corp.	7.13	11/15/31	$293,000	$302,738
OneMain Finance Corp.	7.13	09/15/32	300,000	309,568
OneMain Finance Corp.	7.50	05/15/31	380,000	396,385
OneMain Finance Corp.	7.88	03/15/30	285,000	300,274
OneMain Finance Corp.	9.00	01/15/29	275,000	288,804
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	270,000	258,832
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	210,000	205,719
PennyMac Financial Services, Inc.(1)	6.88	05/15/32	355,000	362,004
PennyMac Financial Services, Inc.(1)	6.88	02/15/33	340,000	346,775
PennyMac Financial Services, Inc.(1)	7.13	11/15/30	260,000	268,257
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	340,000	359,155
PRA Group, Inc.(1)	5.00	10/01/29	170,000	157,218
PRA Group, Inc.(1)	8.38	02/01/28	140,000	143,348
PRA Group, Inc.(1)	8.88	01/31/30	250,000	259,950
Rocket Cos, Inc.(1)	6.13	08/01/30	830,000	842,099
Rocket Cos, Inc.(1)	6.38	08/01/33	830,000	847,624
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	460,000	448,900
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	295,000	278,896
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	540,000	498,621
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	365,000	323,286
SLM Corp.	3.13	11/02/26	235,000	229,777
SLM Corp.	6.50	01/31/30	180,000	187,118
StoneX Escrow Issuer LLC(1)	6.88	07/15/32	260,000	264,859
StoneX Group, Inc.(1)	7.88	03/01/31	230,000	241,845
Synchrony Financial	7.25	02/02/33	310,000	325,917
United Wholesale Mortgage LLC(1)	5.50	04/15/29	295,000	288,796
United Wholesale Mortgage LLC(1)	5.75	06/15/27	215,000	215,161
UWM Holdings LLC(1)	6.63	02/01/30	335,000	335,452
				22,239,906
ELECTRIC – 4.7%
AES Corp.	6.95	07/15/55	195,000	188,374
AES Corp.	7.60	01/15/55	375,000	379,704
Algonquin Power & Utilities Corp.	4.75	01/18/82	305,000	296,396
Atlantica Sustainable Infrastructure Ltd.(1)	4.13	06/15/28	175,000	169,138
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(1)	6.38	02/15/32	305,000	308,320
Calpine Corp.(1)	3.75	03/01/31	350,000	329,297
Calpine Corp.(1)	4.50	02/15/28	540,000	534,467
Clearway Energy Operating LLC(1)	3.75	02/15/31	370,000	337,963
Clearway Energy Operating LLC(1)	3.75	01/15/32	145,000	128,917
Clearway Energy Operating LLC(1)	4.75	03/15/28	365,000	359,128
ContourGlobal Power Holdings SA(1)	6.75	02/28/30	215,000	220,644
DPL, Inc.	4.35	04/15/29	195,000	190,317
Edison International	7.88	06/15/54	180,000	172,981
Edison International	8.13	06/15/53	215,000	211,361
Electricite de France SA(1),(2)	9.13	–	620,000	711,992
EUSHI Finance, Inc.	7.63	12/15/54	205,000	214,702
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	165,000	154,742
Lightning Power LLC(1)	7.25	08/15/32	620,000	648,655

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 4.7% (Continued)
NRG Energy, Inc.(1)	3.38	02/15/29	$205,000	$192,608
NRG Energy, Inc.(1)	3.63	02/15/31	425,000	389,340
NRG Energy, Inc.(1)	3.88	02/15/32	190,000	173,737
NRG Energy, Inc.(1)	5.25	06/15/29	320,000	316,660
NRG Energy, Inc.	5.75	01/15/28	345,000	346,285
NRG Energy, Inc.(1)	5.75	07/15/29	315,000	313,783
NRG Energy, Inc.(1)	6.00	02/01/33	400,000	401,421
NRG Energy, Inc.(1)	6.25	11/01/34	415,000	420,831
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	275,000	266,827
PG&E Corp.	5.00	07/01/28	390,000	380,827
PG&E Corp.	5.25	07/01/30	460,000	441,635
Talen Energy Supply LLC(1)	8.63	06/01/30	510,000	542,280
TransAlta Corp.	6.50	03/15/40	135,000	131,056
TransAlta Corp.	7.75	11/15/29	170,000	177,277
Vistra Operations Co. LLC(1)	4.38	05/01/29	550,000	533,322
Vistra Operations Co. LLC(1)	5.00	07/31/27	560,000	557,383
Vistra Operations Co. LLC(1)	5.50	09/01/26	430,000	430,056
Vistra Operations Co. LLC(1)	5.63	02/15/27	500,000	499,748
Vistra Operations Co. LLC(1)	6.88	04/15/32	405,000	421,067
Vistra Operations Co. LLC(1)	7.75	10/15/31	615,000	651,391
XPLR Infrastructure Operating Partners LP(1)	3.88	10/15/26	195,000	190,885
XPLR Infrastructure Operating Partners LP(1)	4.50	09/15/27	230,000	222,909
XPLR Infrastructure Operating Partners LP(1)	7.25	01/15/29	320,000	326,609
XPLR Infrastructure Operating Partners LP(1)	8.38	01/15/31	340,000	356,886
XPLR Infrastructure Operating Partners LP(1)	8.63	03/15/33	385,000	408,086
				14,650,007
ELECTRICAL COMPONENTS & EQUIPMENT – 0.6%
EnerSys(1)	4.38	12/15/27	130,000	127,851
EnerSys(1)	6.63	01/15/32	130,000	133,758
WESCO Distribution, Inc.(1)	6.38	03/15/29	455,000	467,259
WESCO Distribution, Inc.(1)	6.38	03/15/33	345,000	353,471
WESCO Distribution, Inc.(1)	6.63	03/15/32	260,000	268,596
WESCO Distribution, Inc.(1)	7.25	06/15/28	545,000	552,598
				1,903,533
ELECTRONICS – 0.9%
Atkore, Inc.(1)	4.25	06/01/31	180,000	166,325
Coherent Corp.(1)	5.00	12/15/29	415,000	406,478
Imola Merger Corp.(1)	4.75	05/15/29	830,000	805,955
Sensata Technologies BV(1)	4.00	04/15/29	435,000	413,835
Sensata Technologies BV(1)	5.88	09/01/30	195,000	195,368
Sensata Technologies, Inc.(1)	3.75	02/15/31	305,000	278,575
Sensata Technologies, Inc.(1)	4.38	02/15/30	195,000	186,825
Sensata Technologies, Inc.(1)	6.63	07/15/32	200,000	204,573
TTM Technologies, Inc.(1)	4.00	03/01/29	220,000	209,595
				2,867,529

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENERGY-ALTERNATE SOURCES – 0.2%
TerraForm Power Operating LLC(1)	4.75	01/15/30	$325,000	$311,845
TerraForm Power Operating LLC(1)	5.00	01/31/28	285,000	281,385
Topaz Solar Farms LLC(1)	5.75	09/30/39	213,146	209,618
				802,848
ENGINEERING & CONSTRUCTION – 0.7%
AECOM(1)	6.00	08/01/33	500,000	504,402
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C(1)	7.88	02/03/30	210,000	213,544
Dycom Industries, Inc.(1)	4.50	04/15/29	215,000	208,593
Fluor Corp.	4.25	09/15/28	225,000	221,582
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	170,000	169,481
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	135,000	139,229
HTA Group Ltd./Mauritius(1)	7.50	06/04/29	365,000	377,703
TopBuild Corp.(1)	3.63	03/15/29	190,000	179,200
TopBuild Corp.(1)	4.13	02/15/32	190,000	175,306
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	170,000	163,737
				2,352,777
ENTERTAINMENT – 3.1%
Brightstar Lottery PLC(1)	5.25	01/15/29	290,000	287,979
Brightstar Lottery PLC(1)	6.25	01/15/27	330,000	333,568
Caesars Entertainment, Inc.(1)	6.50	02/15/32	620,000	632,674
Caesars Entertainment, Inc.(1)	7.00	02/15/30	830,000	856,690
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	200,000	194,886
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	500,000	506,070
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	425,000	378,361
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	155,000	128,526
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	160,000	159,449
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.(1)	6.63	05/01/32	365,000	371,950
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	155,000	153,571
Vail Resorts, Inc.(1)	5.63	07/15/30	210,000	211,286
Vail Resorts, Inc.(1)	6.50	05/15/32	245,000	251,961
Voyager Parent LLC(1)	9.25	07/01/32	780,000	825,606
Warnermedia Holdings, Inc.	3.76	03/15/27	500,000	490,567
Warnermedia Holdings, Inc.	4.05	03/15/29	560,000	526,168
Warnermedia Holdings, Inc.	4.28	03/15/32	120,000	95,700
Warnermedia Holdings, Inc.	4.28	03/15/32	1,125,000	945,411
Warnermedia Holdings, Inc.	5.05	03/15/42	1,700,000	1,137,818
Warnermedia Holdings, Inc.	5.14	03/15/52	400,000	247,552
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	330,000	327,662
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	6.25	03/15/33	315,000	316,157
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	415,000	441,657
				9,821,269
ENVIRONMENTAL CONTROL – 0.7%
Clean Harbors, Inc.(1)	4.88	07/15/27	210,000	208,442
Clean Harbors, Inc.(1)	5.13	07/15/29	130,000	127,956

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 0.7% (Continued)
Clean Harbors, Inc.(1)	6.38	02/01/31	$230,000	$235,211
GFL Environmental, Inc.(1)	4.00	08/01/28	325,000	315,254
GFL Environmental, Inc.(1)	4.38	08/15/29	200,000	194,117
GFL Environmental, Inc.(1)	4.75	06/15/29	310,000	303,351
GFL Environmental, Inc.(1)	6.75	01/15/31	450,000	466,915
Wrangler Holdco Corp.(1)	6.63	04/01/32	215,000	222,305
				2,073,551
FOOD – 2.4%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	130,000	128,722
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	520,000	490,952
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	630,000	625,606
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	415,000	405,007
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	220,000	220,097
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.25	03/15/33	245,000	249,998
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	215,000	218,580
Ingles Markets, Inc.(1)	4.00	06/15/31	155,000	144,451
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	380,000	361,868
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	300,000	280,569
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	215,000	212,931
Performance Food Group, Inc.(1)	4.25	08/01/29	420,000	404,166
Performance Food Group, Inc.(1)	5.50	10/15/27	430,000	429,687
Performance Food Group, Inc.(1)	6.13	09/15/32	420,000	427,030
Pilgrim’s Pride Corp.	3.50	03/01/32	375,000	337,122
Pilgrim’s Pride Corp.	4.25	04/15/31	330,000	315,680
Pilgrim’s Pride Corp.	6.25	07/01/33	390,000	410,404
Pilgrim’s Pride Corp.	6.88	05/15/34	195,000	213,542
Post Holdings, Inc.(1)	6.25	02/15/32	415,000	423,270
Safeway, Inc.	7.25	02/01/31	110,000	118,386
US Foods, Inc.(1)	4.63	06/01/30	270,000	260,407
US Foods, Inc.(1)	4.75	02/15/29	370,000	362,699
US Foods, Inc.(1)	5.75	04/15/33	150,000	148,995
US Foods, Inc.(1)	6.88	09/15/28	205,000	211,381
US Foods, Inc.(1)	7.25	01/15/32	210,000	219,054
				7,620,604
GAS – 0.5%
AltaGas Ltd.(1)	7.20	10/15/54	385,000	388,913
Venture Global Plaquemines LNG LLC(1)	7.50	05/01/33	525,000	567,299
Venture Global Plaquemines LNG LLC(1)	7.75	05/01/35	525,000	575,973
				1,532,185
HEALTHCARE-PRODUCTS – 1.5%
Avantor Funding, Inc.(1)	3.88	11/01/29	340,000	320,920
Avantor Funding, Inc.(1)	4.63	07/15/28	635,000	621,267
DENTSPLY SIRONA, Inc.	8.38	09/12/55	230,000	232,461
Hologic, Inc.(1)	3.25	02/15/29	420,000	398,045
Hologic, Inc.(1)	4.63	02/01/28	160,000	157,759
Medline Borrower LP(1)	3.88	04/01/29	1,850,000	1,765,455
Medline Borrower LP/Medline Co.-Issuer, Inc.(1)	6.25	04/01/29	665,000	678,894

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-PRODUCTS – 1.5% (Continued)
Teleflex, Inc.(1)	4.25	06/01/28	$215,000	$208,397
Teleflex, Inc.	4.63	11/15/27	195,000	191,953
				4,575,151
HEALTHCARE-SERVICES – 3.5%
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	200,000	188,558
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	215,000	197,515
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	205,000	198,876
DaVita, Inc.(1)	3.75	02/15/31	670,000	608,138
DaVita, Inc.(1)	4.63	06/01/30	1,135,000	1,083,178
DaVita, Inc.(1)	6.75	07/15/33	400,000	412,870
DaVita, Inc.(1)	6.88	09/01/32	410,000	421,828
Encompass Health Corp.	4.50	02/01/28	330,000	324,720
Encompass Health Corp.	4.63	04/01/31	160,000	152,952
Encompass Health Corp.	4.75	02/01/30	335,000	327,713
IQVIA, Inc.(1)	5.00	10/15/26	410,000	409,302
IQVIA, Inc.(1)	5.00	05/15/27	480,000	477,596
IQVIA, Inc.(1)	6.25	06/01/32	825,000	847,032
IQVIA, Inc.(1)	6.50	05/15/30	215,000	221,838
Molina Healthcare, Inc.(1)	3.88	11/15/30	280,000	253,093
Molina Healthcare, Inc.(1)	3.88	05/15/32	305,000	266,511
Molina Healthcare, Inc.(1)	4.38	06/15/28	333,000	318,998
Molina Healthcare, Inc.(1)	6.25	01/15/33	305,000	301,301
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	180,000	176,457
Tenet Healthcare Corp.	4.25	06/01/29	573,000	553,426
Tenet Healthcare Corp.	4.38	01/15/30	570,000	548,508
Tenet Healthcare Corp.	4.63	06/15/28	245,000	241,034
Tenet Healthcare Corp.	5.13	11/01/27	625,000	622,862
Tenet Healthcare Corp.	6.13	06/15/30	675,000	681,938
Tenet Healthcare Corp.	6.75	05/15/31	725,000	746,543
Toledo Hospital	4.98	11/15/45	110,000	89,518
Toledo Hospital	5.33	11/15/28	135,000	135,247
Toledo Hospital	6.02	11/15/48	175,000	161,219
				10,968,771
HOLDING COMPANIES-DIVERS – 0.2%
Stena International SA(1)	7.25	01/15/31	365,000	371,273
Stena International SA(1)	7.63	02/15/31	155,000	159,461
				530,734
HOME BUILDERS – 1.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	135,000	127,681
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	175,000	164,298
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.88	08/01/33	175,000	174,769
Century Communities, Inc.(1)	3.88	08/15/29	215,000	198,370
Century Communities, Inc.	6.75	06/01/27	215,000	215,314
Dream Finders Homes, Inc.(1)	8.25	08/15/28	125,000	129,492
Forestar Group, Inc.(1)	5.00	03/01/28	225,000	223,545
Forestar Group, Inc.(1)	6.50	03/15/33	105,000	105,513
Installed Building Products, Inc.(1)	5.75	02/01/28	135,000	135,088

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 1.5% (Continued)
KB Home	4.00	06/15/31	$165,000	$151,601
KB Home	4.80	11/15/29	125,000	122,266
KB Home	6.88	06/15/27	135,000	138,026
KB Home	7.25	07/15/30	130,000	133,997
LGI Homes, Inc.(1)	4.00	07/15/29	125,000	114,071
LGI Homes, Inc.(1)	7.00	11/15/32	165,000	159,023
LGI Homes, Inc.(1)	8.75	12/15/28	165,000	173,159
M/I Homes, Inc.	3.95	02/15/30	130,000	120,579
M/I Homes, Inc.	4.95	02/01/28	165,000	163,512
Mattamy Group Corp.(1)	4.63	03/01/30	260,000	249,701
Mattamy Group Corp.(1)	5.25	12/15/27	195,000	193,754
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	185,000	180,752
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	120,000	116,411
STL Holding Co. LLC(1)	8.75	02/15/29	125,000	130,195
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	210,000	207,524
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	175,000	176,604
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	215,000	216,713
Thor Industries, Inc.(1)	4.00	10/15/29	210,000	197,301
Tri Pointe Homes, Inc.	5.70	06/15/28	255,000	258,450
				4,677,709
HOME FURNISHINGS – 0.7%
Somnigroup International, Inc.(1)	3.88	10/15/31	340,000	307,506
Somnigroup International, Inc.(1)	4.00	04/15/29	325,000	309,064
Whirlpool Corp.	2.40	05/15/31	135,000	113,117
Whirlpool Corp.	4.50	06/01/46	200,000	149,437
Whirlpool Corp.	4.60	05/15/50	220,000	164,059
Whirlpool Corp.	4.70	05/14/32	120,000	109,629
Whirlpool Corp.	4.75	02/26/29	275,000	268,836
Whirlpool Corp.	5.15	03/01/43	90,000	75,979
Whirlpool Corp.	5.50	03/01/33	130,000	124,409
Whirlpool Corp.	5.75	03/01/34	135,000	129,156
Whirlpool Corp.	6.13	06/15/30	250,000	249,585
Whirlpool Corp.	6.50	06/15/33	250,000	246,536
				2,247,313
HOUSEHOLD PRODUCTS/WARES – 0.1%
Central Garden & Pet Co.	4.13	10/15/30	195,000	183,501
Central Garden & Pet Co.(1)	4.13	04/30/31	170,000	157,718
Central Garden & Pet Co.	5.13	02/01/28	130,000	129,600
				470,819
INSURANCE – 0.9%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves(1)	7.88	11/01/29	310,000	319,681
Assurant, Inc.	7.00	03/27/48	145,000	148,172
Fidelis Insurance Holdings Ltd.	7.75	06/15/55	170,000	178,814
Global Atlantic Finance Co.(1)	4.70	10/15/51	230,000	225,189
Global Atlantic Finance Co.(1)	7.95	10/15/54	335,000	350,914
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	200,000	194,665

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 0.9% (Continued)
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	$345,000	$212,079
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	170,000	198,742
Nassau Cos of New York(1)	7.88	07/15/30	175,000	176,787
Ryan Specialty LLC(1)	4.38	02/01/30	174,000	167,172
Ryan Specialty LLC(1)	5.88	08/01/32	490,000	491,786
Wilton RE Ltd.(1),(2)	6.00	–	175,000	174,907
				2,838,908
INTERNET – 2.0%
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	6.50	07/01/32	250,000	245,308
Gen Digital, Inc.(1)	6.25	04/01/33	385,000	393,462
Gen Digital, Inc.(1)	6.75	09/30/27	370,000	376,423
Gen Digital, Inc.(1)	7.13	09/30/30	259,000	267,921
Getty Images, Inc.(1)	11.25	02/21/30	235,000	225,232
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	335,000	314,731
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	245,000	244,288
Match Group Holdings II LLC(1)	3.63	10/01/31	205,000	183,634
Match Group Holdings II LLC(1)	4.13	08/01/30	215,000	200,719
Match Group Holdings II LLC(1)	4.63	06/01/28	220,000	215,138
Match Group Holdings II LLC(1)	5.00	12/15/27	175,000	173,803
Match Group Holdings II LLC(1)	5.63	02/15/29	140,000	139,682
Rakuten Group, Inc.(1)	9.75	04/15/29	830,000	913,678
Rakuten Group, Inc.(1)	11.25	02/15/27	745,000	808,588
Snap, Inc.(1)	6.88	03/01/33	630,000	646,440
Wayfair LLC(1)	7.25	10/31/29	325,000	331,495
Wayfair LLC(1)	7.75	09/15/30	300,000	308,218
Ziff Davis, Inc.(1)	4.63	10/15/30	195,000	181,659
				6,170,419
INVESTMENT COMPANIES – 0.1%
Prospect Capital Corp.	3.36	11/15/26	210,000	201,522
Prospect Capital Corp.	3.44	10/15/28	40,000	36,157
				237,679
IRON/STEEL – 1.7%
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	305,000	305,219
Carpenter Technology Corp.	6.38	07/15/28	170,000	170,778
Carpenter Technology Corp.	7.63	03/15/30	130,000	134,266
Champion Iron Canada, Inc.(1)	7.88	07/15/32	210,000	214,631
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	145,000	136,798
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	140,000	124,367
Cleveland-Cliffs, Inc.	5.88	06/01/27	245,000	245,361
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	320,000	318,716
Cleveland-Cliffs, Inc.(1)	6.88	11/01/29	360,000	360,496
Cleveland-Cliffs, Inc.(1)	7.00	03/15/32	593,000	579,278
Cleveland-Cliffs, Inc.(1)	7.38	05/01/33	350,000	341,061
Cleveland-Cliffs, Inc.(1)	7.50	09/15/31	365,000	364,690
Commercial Metals Co.	3.88	02/15/31	205,000	189,239
Commercial Metals Co.	4.13	01/15/30	175,000	166,350
Mineral Resources Ltd.(1)	8.00	11/01/27	250,000	254,387

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
IRON/STEEL – 1.7% (Continued)
Mineral Resources Ltd.(1)	8.13	05/01/27	$303,000	$304,168
Mineral Resources Ltd.(1)	8.50	05/01/30	245,000	251,055
Mineral Resources Ltd.(1)	9.25	10/01/28	465,000	486,577
United States Steel Corp.	6.65	06/01/37	115,000	120,847
United States Steel Corp.	6.88	03/01/29	209,000	210,433
				5,278,717
LEISURE TIME – 1.9%
Acushnet Co.(1)	7.38	10/15/28	140,000	146,015
Amer Sports Co.(1)	6.75	02/16/31	345,000	359,166
Carnival Corp.(1)	5.75	03/01/27	132,000	133,399
Carnival Corp.(1)	5.75	03/15/30	430,000	436,434
Carnival Corp.(1)	5.75	08/01/32	1,200,000	1,209,624
Carnival Corp.(1)	5.88	06/15/31	435,000	441,797
Carnival Corp.(1)	6.00	05/01/29	855,000	863,116
Carnival Corp.(1)	6.13	02/15/33	855,000	870,703
Life Time, Inc.(1)	6.00	11/15/31	215,000	216,721
NCL Corp. Ltd.(1)	5.88	02/15/27	425,000	426,525
NCL Corp. Ltd.(1)	8.13	01/15/29	310,000	325,881
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	170,000	168,997
VOC Escrow Ltd.(1)	5.00	02/15/28	265,000	262,766
				5,861,144
LODGING – 2.5%
Boyd Gaming Corp.	4.75	12/01/27	425,000	421,899
Boyd Gaming Corp.(1)	4.75	06/15/31	360,000	343,124
Genting New York LLC/GENNY Capital, Inc.(1)	7.25	10/01/29	255,000	262,724
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	635,000	572,929
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	365,000	347,945
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	475,000	443,510
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	430,000	424,404
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	215,000	215,083
Hilton Domestic Operating Co., Inc.(1)	5.75	09/15/33	325,000	325,512
Hilton Domestic Operating Co., Inc.(1)	5.88	04/01/29	239,000	243,197
Hilton Domestic Operating Co., Inc.(1)	5.88	03/15/33	435,000	438,597
Hilton Domestic Operating Co., Inc.(1)	6.13	04/01/32	180,000	183,709
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	6.63	01/15/32	370,000	374,440
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	255,000	254,901
MGM Resorts International	4.63	09/01/26	185,000	184,411
MGM Resorts International	4.75	10/15/28	330,000	326,664
MGM Resorts International	5.50	04/15/27	325,000	326,339
MGM Resorts International	6.13	09/15/29	250,000	253,583
MGM Resorts International	6.50	04/15/32	330,000	335,396
Travel + Leisure Co.(1)	4.50	12/01/29	260,000	249,844
Travel + Leisure Co.(1)	4.63	03/01/30	145,000	139,085
Travel + Leisure Co.	6.00	04/01/27	170,000	171,406
Travel + Leisure Co.(1)	6.63	07/31/26	270,000	272,157
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	215,000	208,780
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	385,000	384,541
				7,704,180

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-CONSTRUCTION & MINING – 0.4%
BWX Technologies, Inc.(1)	4.13	06/30/28	$175,000	$169,517
BWX Technologies, Inc.(1)	4.13	04/15/29	155,000	148,909
Terex Corp.(1)	5.00	05/15/29	260,000	254,006
Terex Corp.(1)	6.25	10/15/32	300,000	300,757
Vertiv Group Corp.(1)	4.13	11/15/28	360,000	350,442
				1,223,631
MACHINERY-DIVERSIFIED – 0.4%
ATS Corp.(1)	4.13	12/15/28	155,000	147,796
Chart Industries, Inc.(1)	7.50	01/01/30	610,000	639,756
Esab Corp.(1)	6.25	04/15/29	300,000	306,902
Mueller Water Products, Inc.(1)	4.00	06/15/29	190,000	181,717
				1,276,171
MEDIA – 5.9%
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	755,000	690,121
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	335,000	288,945
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	595,000	557,122
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	735,000	667,457
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	540,000	480,010
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	785,000	746,479
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	365,000	337,743
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	640,000	628,446
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	785,000	779,064
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	330,000	324,329
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	330,000	333,256
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	245,000	252,025
Directv Financing LLC(1)	8.88	02/01/30	315,000	307,030
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	1,365,000	1,358,350
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	10.00	02/15/31	900,000	868,636
Discovery Communications LLC	3.63	05/15/30	380,000	336,880
Discovery Communications LLC	3.95	03/20/28	520,000	500,825
Discovery Communications LLC	4.13	05/15/29	275,000	256,329
Discovery Communications LLC	5.00	09/20/37	190,000	137,693
Discovery Communications LLC	6.35	06/01/40	185,000	140,600
Nexstar Media, Inc.(1)	4.75	11/01/28	415,000	403,701
Nexstar Media, Inc.(1)	5.63	07/15/27	710,000	709,066
Paramount Global	6.25	02/28/57	300,000	289,426
Paramount Global	6.38	03/30/62	390,000	384,590
Sirius XM Radio LLC(1)	3.13	09/01/26	415,000	406,019
Sirius XM Radio LLC(1)	3.88	09/01/31	640,000	565,196
Sirius XM Radio LLC(1)	4.00	07/15/28	830,000	790,502
Sirius XM Radio LLC(1)	4.13	07/01/30	640,000	584,399
Sirius XM Radio LLC(1)	5.00	08/01/27	620,000	613,743
Sirius XM Radio LLC(1)	5.50	07/01/29	515,000	509,029
Sunrise FinCo I BV(1)	4.88	07/15/31	525,000	495,398
TEGNA, Inc.	4.63	03/15/28	420,000	409,276
TEGNA, Inc.	5.00	09/15/29	450,000	432,950
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	375,000	349,059

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 5.9% (Continued)
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	$588,000	$575,166
VZ Secured Financing BV(1)	5.00	01/15/32	720,000	633,937
Ziggo BV(1)	4.88	01/15/30	335,000	309,776
				18,452,573
METAL FABRICATE/HARDWARE – 0.2%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	135,000	133,714
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	215,000	218,442
Vallourec SACA(1)	7.50	04/15/32	345,000	365,677
				717,833
MINING – 1.6%
Alcoa Nederland Holding BV(1)	4.13	03/31/29	270,000	257,552
Alcoa Nederland Holding BV(1)	7.13	03/15/31	235,000	245,235
Alumina Pty Ltd.(1)	6.13	03/15/30	225,000	227,684
Alumina Pty Ltd.(1)	6.38	09/15/32	200,000	202,995
Arsenal AIC Parent LLC(1)	8.00	10/01/30	305,000	323,684
Constellium SE(1)	3.75	04/15/29	199,000	186,920
Constellium SE(1)	5.63	06/15/28	145,000	143,721
Constellium SE(1)	6.38	08/15/32	150,000	152,169
Fortescue Treasury Pty Ltd.(1)	4.38	04/01/31	650,000	609,493
Fortescue Treasury Pty Ltd.(1)	4.50	09/15/27	245,000	241,697
Fortescue Treasury Pty Ltd.(1)	5.88	04/15/30	300,000	303,984
Fortescue Treasury Pty Ltd.(1)	6.13	04/15/32	320,000	326,597
Novelis Corp.(1)	3.25	11/15/26	330,000	324,910
Novelis Corp.(1)	3.88	08/15/31	325,000	291,807
Novelis Corp.(1)	4.75	01/30/30	660,000	632,680
Novelis Corp.(1)	6.88	01/30/30	305,000	314,489
Perenti Finance Pty Ltd.(1)	7.50	04/26/29	140,000	144,840
				4,930,457
MISCELLANEOUS MANUFACTURER – 0.6%
Amsted Industries, Inc.(1)	4.63	05/15/30	170,000	162,991
Amsted Industries, Inc.(1)	6.38	03/15/33	200,000	203,354
Axon Enterprise, Inc.(1)	6.13	03/15/30	410,000	419,759
Axon Enterprise, Inc.(1)	6.25	03/15/33	315,000	323,496
Enpro, Inc.(1)	6.13	06/01/33	185,000	187,104
Hillenbrand, Inc.	3.75	03/01/31	135,000	121,217
Hillenbrand, Inc.	6.25	02/15/29	215,000	218,021
Trinity Industries, Inc.(1)	7.75	07/15/28	244,000	254,185
				1,890,127
OFFICE FURNISHINGS – 0.1%
Steelcase, Inc.	5.13	01/18/29	185,000	182,453

OFFICE/BUSINESS EQUIPMENT – 0.1%
Xerox Corp.(1)	10.25	10/15/30	170,000	174,976
Zebra Technologies Corp.(1)	6.50	06/01/32	215,000	220,557
				395,533

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 6.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	$180,000	$179,502
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	10/15/32	230,000	234,154
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	07/15/33	200,000	202,943
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	170,000	206,581
Baytex Energy Corp.(1)	7.38	03/15/32	240,000	232,300
Baytex Energy Corp.(1)	8.50	04/30/30	315,000	320,830
Chord Energy Corp.(1)	6.75	03/15/33	325,000	331,782
Civitas Resources, Inc.(1)	5.00	10/15/26	165,000	163,334
Civitas Resources, Inc.(1)	8.38	07/01/28	555,000	571,415
Civitas Resources, Inc.(1)	8.63	11/01/30	270,000	275,755
Civitas Resources, Inc.(1)	8.75	07/01/31	745,000	755,124
Civitas Resources, Inc.(1)	9.63	06/15/33	305,000	313,977
CNX Resources Corp.(1)	6.00	01/15/29	200,000	200,065
CNX Resources Corp.(1)	7.25	03/01/32	255,000	263,145
CNX Resources Corp.(1)	7.38	01/15/31	220,000	226,955
Crescent Energy Finance LLC(1)	7.38	01/15/33	430,000	411,748
Crescent Energy Finance LLC(1)	7.63	04/01/32	510,000	498,807
Crescent Energy Finance LLC(1)	8.38	01/15/34	250,000	247,636
Crescent Energy Finance LLC(1)	9.25	02/15/28	141,000	146,534
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	240,000	250,369
Energean PLC(1)	6.50	04/30/27	195,000	192,270
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	250,000	245,785
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	185,000	182,110
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	265,000	256,261
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	270,000	271,269
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	215,000	206,582
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.88	05/15/34	215,000	207,225
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	7.25	02/15/35	400,000	390,187
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	235,000	245,451
Ithaca Energy North Sea PLC(1)	8.13	10/15/29	320,000	330,692
Matador Resources Co.(1)	6.25	04/15/33	295,000	292,990
Matador Resources Co.(1)	6.50	04/15/32	385,000	386,476
Matador Resources Co.(1)	6.88	04/15/28	210,000	213,623
MEG Energy Corp.(1)	5.88	02/01/29	265,000	265,754
Murphy Oil Corp.	5.88	12/01/42	129,000	105,511
Murphy Oil Corp.	6.00	10/01/32	265,000	254,534
Noble Finance II LLC(1)	8.00	04/15/30	595,000	607,401
Parkland Corp.(1)	4.50	10/01/29	315,000	303,731
Parkland Corp.(1)	4.63	05/01/30	315,000	302,356
Parkland Corp.(1)	5.88	07/15/27	210,000	210,359
Parkland Corp.(1)	6.63	08/15/32	240,000	245,535
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	345,000	332,311
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	220,000	200,865
PBF Holding Co. LLC/PBF Finance Corp.(1)	9.88	03/15/30	315,000	312,542
Permian Resources Operating LLC(1)	5.88	07/01/29	300,000	300,437
Permian Resources Operating LLC(1)	6.25	02/01/33	415,000	417,850
Permian Resources Operating LLC(1)	7.00	01/15/32	425,000	439,250
Permian Resources Operating LLC(1)	8.00	04/15/27	225,000	230,241

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 6.0% (Continued)
Permian Resources Operating LLC(1)	9.88	07/15/31	$141,000	$153,621
Range Resources Corp.(1)	4.75	02/15/30	220,000	214,047
Range Resources Corp.	8.25	01/15/29	245,000	251,396
Seadrill Finance Ltd.(1)	8.38	08/01/30	240,000	245,389
SM Energy Co.	6.50	07/15/28	155,000	156,091
SM Energy Co.	6.63	01/15/27	185,000	184,745
SM Energy Co.	6.75	09/15/26	170,000	170,517
SM Energy Co.(1)	6.75	08/01/29	300,000	300,498
SM Energy Co.(1)	7.00	08/01/32	325,000	322,098
Sunoco LP(1)	6.25	07/01/33	405,000	410,478
Sunoco LP(1)	7.00	05/01/29	330,000	341,831
Sunoco LP(1)	7.25	05/01/32	305,000	319,931
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	340,000	329,826
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	345,000	331,111
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	150,000	149,722
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	255,000	255,046
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	215,000	221,637
Valaris Ltd.(1)	8.38	04/30/30	455,000	470,379
				18,810,917
OIL & GAS SERVICES – 1.1%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	315,000	315,207
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.63	09/01/32	306,000	310,806
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.88	04/01/27	123,000	123,391
Bristow Group, Inc.(1)	6.88	03/01/28	160,000	160,517
Enerflex Ltd.(1)	9.00	10/15/27	246,000	254,184
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	125,000	130,642
Kodiak Gas Services LLC(1)	7.25	02/15/29	325,000	333,145
Oceaneering International, Inc.	6.00	02/01/28	130,000	130,863
TGS ASA(1)	8.50	01/15/30	215,000	219,857
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	310,000	310,180
USA Compression Partners LP/USA Compression Finance Corp.(1)	7.13	03/15/29	415,000	424,515
Weatherford International Ltd.(1)	8.63	04/30/30	635,000	652,870
				3,366,177
PACKAGING & CONTAINERS – 2.0%
Ball Corp.	2.88	08/15/30	509,000	457,601
Ball Corp.	3.13	09/15/31	350,000	313,548
Ball Corp.	6.00	06/15/29	415,000	422,897
Ball Corp.	6.88	03/15/28	345,000	352,415
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	175,000	171,275
Cascades, Inc./Cascades USA, Inc.(1)	6.75	07/15/30	175,000	174,750
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	195,000	197,482
Clydesdale Acquisition Holdings, Inc.(1)	6.75	04/15/32	605,000	620,116
Clydesdale Acquisition Holdings, Inc.(1)	6.88	01/15/30	210,000	215,015
Crown Americas LLC	5.25	04/01/30	215,000	217,490
Crown Americas LLC(1)	5.88	06/01/33	285,000	285,792
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	160,000	158,493
Crown Cork & Seal Co., Inc.	7.38	12/15/26	150,000	154,864
Graphic Packaging International LLC(1)	3.50	03/15/28	280,000	266,684

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 2.0% (Continued)
Graphic Packaging International LLC(1)	3.75	02/01/30	$285,000	$266,645
Graphic Packaging International LLC(1)	4.75	07/15/27	125,000	122,714
Graphic Packaging International LLC(1)	6.38	07/15/32	140,000	141,864
OI European Group BV(1)	4.75	02/15/30	180,000	170,741
Sealed Air Corp.(1)	4.00	12/01/27	175,000	170,062
Sealed Air Corp.(1)	5.00	04/15/29	175,000	172,760
Sealed Air Corp.(1)	6.50	07/15/32	170,000	175,251
Sealed Air Corp.(1)	6.88	07/15/33	180,000	192,566
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	330,000	333,361
Sealed Air Corp./Sealed Air Corp. US(1)	7.25	02/15/31	170,000	176,911
Silgan Holdings, Inc.	4.13	02/01/28	240,000	233,327
TriMas Corp.(1)	4.13	04/15/29	175,000	168,049
				6,332,673
PHARMACEUTICALS – 1.2%
180 Medical, Inc.(1)	3.88	10/15/29	220,000	208,568
CVS Health Corp.	6.75	12/10/54	295,000	295,982
CVS Health Corp.	7.00	03/10/55	950,000	979,773
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	12.25	04/15/29	330,000	359,272
Jazz Securities DAC(1)	4.38	01/15/29	620,000	600,254
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	14.75	11/14/28	215,000	219,707
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	825,000	781,419
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	6.75	05/15/34	255,000	240,778
				3,685,753
PIPELINES – 5.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	305,000	302,665
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	280,000	280,357
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	260,000	259,824
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	260,000	267,500
Buckeye Partners LP	3.95	12/01/26	250,000	245,984
Buckeye Partners LP	4.13	12/01/27	148,000	144,468
Buckeye Partners LP(1)	4.50	03/01/28	215,000	210,063
Buckeye Partners LP	5.60	10/15/44	130,000	110,360
Buckeye Partners LP	5.85	11/15/43	150,000	133,490
Buckeye Partners LP(1)	6.75	02/01/30	215,000	222,746
Buckeye Partners LP(1)	6.88	07/01/29	255,000	263,201
CNX Midstream Partners LP(1)	4.75	04/15/30	170,000	160,764
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	550,000	537,698
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	7.50	12/15/33	235,000	250,870
Energy Transfer LP	7.13	10/01/54	170,000	174,511
Energy Transfer LP	8.00	05/15/54	340,000	362,539
Excelerate Energy LP(1)	8.00	05/15/30	335,000	350,913
Harvest Midstream I LP(1)	7.50	09/01/28	340,000	344,441
Harvest Midstream I LP(1)	7.50	05/15/32	205,000	213,292
Hess Midstream Operations LP(1)	4.25	02/15/30	310,000	300,220
Hess Midstream Operations LP(1)	5.13	06/15/28	235,000	233,970
Hess Midstream Operations LP(1)	5.50	10/15/30	175,000	175,897
Hess Midstream Operations LP(1)	5.88	03/01/28	325,000	330,595
Hess Midstream Operations LP(1)	6.50	06/01/29	240,000	247,405

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 5.6% (Continued)
Kinetik Holdings LP(1)	5.88	06/15/30	$400,000	$400,692
Kinetik Holdings LP(1)	6.63	12/15/28	450,000	460,603
Northriver Midstream Finance LP(1)	6.75	07/15/32	265,000	270,026
NuStar Logistics LP	5.63	04/28/27	235,000	236,357
NuStar Logistics LP	6.38	10/01/30	255,000	262,900
Rockies Express Pipeline LLC(1)	4.80	05/15/30	150,000	144,444
Rockies Express Pipeline LLC(1)	4.95	07/15/29	245,000	240,452
Rockies Express Pipeline LLC(1)	6.75	03/15/33	195,000	202,810
Rockies Express Pipeline LLC(1)	6.88	04/15/40	215,000	216,599
Rockies Express Pipeline LLC(1)	7.50	07/15/38	85,000	87,524
South Bow Canadian Infrastructure Holdings Ltd.(1)	7.50	03/01/55	195,000	202,770
South Bow Canadian Infrastructure Holdings Ltd.(1)	7.63	03/01/55	280,000	289,429
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	525,000	495,972
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	535,000	467,264
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	530,000	489,933
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	400,000	411,120
Venture Global LNG, Inc.(1)	7.00	01/15/30	620,000	629,179
Venture Global LNG, Inc.(1)	8.13	06/01/28	935,000	968,645
Venture Global LNG, Inc.(1)	8.38	06/01/31	935,000	967,761
Venture Global LNG, Inc.(1)	9.50	02/01/29	1,245,000	1,358,549
Venture Global LNG, Inc.(1)	9.88	02/01/32	825,000	890,644
Venture Global Plaquemines LNG LLC(1)	6.50	01/15/34	825,000	849,235
Venture Global Plaquemines LNG LLC(1)	6.75	01/15/36	825,000	849,198
				17,515,879
REAL ESTATE – 0.5%
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	260,000	262,196
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	175,000	187,719
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	165,000	174,599
Howard Hughes Corp.(1)	4.13	02/01/29	255,000	243,696
Howard Hughes Corp.(1)	4.38	02/01/31	280,000	258,011
Howard Hughes Corp.(1)	5.38	08/01/28	315,000	313,338
Newmark Group, Inc.	7.50	01/12/29	205,000	217,762
				1,657,321
REAL ESTATE INVESTMENT TRUSTS (REITS) – 3.5%
Arbor Realty SR, Inc.(1)	7.88	07/15/30	210,000	214,543
Brandywine Operating Partnership LP	3.95	11/15/27	190,000	183,595
Brandywine Operating Partnership LP	4.55	10/01/29	175,000	164,679
Brandywine Operating Partnership LP	8.30	03/15/28	140,000	148,677
Brandywine Operating Partnership LP	8.88	04/12/29	200,000	214,640
Global Net Lease, Inc.(1)	4.50	09/30/28	215,000	206,976
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	215,000	205,119
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	305,000	291,412
Iron Mountain, Inc.(1)	4.50	02/15/31	485,000	459,135
Iron Mountain, Inc.(1)	4.88	09/15/27	425,000	422,040
Iron Mountain, Inc.(1)	4.88	09/15/29	410,000	401,204
Iron Mountain, Inc.(1)	5.00	07/15/28	220,000	217,915
Iron Mountain, Inc.(1)	5.25	03/15/28	344,000	342,519
Iron Mountain, Inc.(1)	5.25	07/15/30	550,000	540,953

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 3.5% (Continued)
Iron Mountain, Inc.(1)	5.63	07/15/32	$245,000	$242,061
Iron Mountain, Inc.(1)	6.25	01/15/33	495,000	503,795
Iron Mountain, Inc.(1)	7.00	02/15/29	405,000	416,367
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	240,000	235,756
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	300,000	291,483
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	5.50	08/01/30	200,000	200,470
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	7.00	07/15/31	215,000	225,344
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	4.88	05/15/29	325,000	312,914
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	5.88	10/01/28	295,000	294,092
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	7.00	02/01/30	220,000	225,490
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	235,000	228,727
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	305,000	302,233
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	04/01/32	405,000	413,936
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	06/15/33	270,000	276,704
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	160,000	165,118
RLJ Lodging Trust LP(1)	4.00	09/15/29	190,000	177,489
SBA Communications Corp.	3.13	02/01/29	620,000	578,404
SBA Communications Corp.	3.88	02/15/27	620,000	609,705
Starwood Property Trust, Inc.(1)	4.38	01/15/27	195,000	191,823
Starwood Property Trust, Inc.(1)	6.00	04/15/30	155,000	156,647
Starwood Property Trust, Inc.(1)	6.50	07/01/30	195,000	200,744
Starwood Property Trust, Inc.(1)	6.50	10/15/30	225,000	232,158
Starwood Property Trust, Inc.(1)	7.25	04/01/29	240,000	251,301
Vornado Realty LP	3.40	06/01/31	150,000	131,598
				10,877,766
RETAIL – 4.5%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	325,000	307,884
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	650,000	627,496
1011778 BC ULC/New Red Finance, Inc.(1)	5.63	09/15/29	215,000	216,552
1011778 BC ULC/New Red Finance, Inc.(1)	6.13	06/15/29	470,000	480,889
Academy Ltd.(1)	6.00	11/15/27	180,000	179,908
Advance Auto Parts, Inc.	1.75	10/01/27	175,000	161,262
Advance Auto Parts, Inc.	3.50	03/15/32	255,000	218,043
Advance Auto Parts, Inc.	3.90	04/15/30	95,000	86,207
Advance Auto Parts, Inc.	5.95	03/09/28	110,000	110,590
Asbury Automotive Group, Inc.	4.50	03/01/28	180,000	177,312
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	305,000	293,278
Asbury Automotive Group, Inc.	4.75	03/01/30	190,000	182,611
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	255,000	241,394
Bath & Body Works, Inc.	5.25	02/01/28	190,000	190,337
Bath & Body Works, Inc.(1)	6.63	10/01/30	340,000	348,439
Bath & Body Works, Inc.	6.69	01/15/27	105,000	107,763
Bath & Body Works, Inc.	6.75	07/01/36	225,000	228,062
Bath & Body Works, Inc.	6.88	11/01/35	340,000	350,391
Bath & Body Works, Inc.	7.50	06/15/29	215,000	220,409

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 4.5% (Continued)
Brinker International, Inc.(1)	8.25	07/15/30	$155,000	$164,547
FirstCash, Inc.(1)	4.63	09/01/28	215,000	210,390
FirstCash, Inc.(1)	5.63	01/01/30	210,000	207,992
FirstCash, Inc.(1)	6.88	03/01/32	215,000	220,666
Gap, Inc.(1)	3.63	10/01/29	300,000	277,208
Gap, Inc.(1)	3.88	10/01/31	320,000	285,973
Group 1 Automotive, Inc.(1)	4.00	08/15/28	320,000	308,741
Group 1 Automotive, Inc.(1)	6.38	01/15/30	200,000	204,088
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	330,000	328,731
Kohl’s Corp.(1)	10.00	06/01/30	160,000	166,392
Lithia Motors, Inc.(1)	3.88	06/01/29	320,000	301,716
Lithia Motors, Inc.(1)	4.38	01/15/31	235,000	221,208
Lithia Motors, Inc.(1)	4.63	12/15/27	170,000	167,780
Macy’s Retail Holdings LLC	4.30	02/15/43	100,000	66,365
Macy’s Retail Holdings LLC	4.50	12/15/34	155,000	125,750
Macy’s Retail Holdings LLC	5.13	01/15/42	110,000	77,319
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	185,000	177,417
Macy’s Retail Holdings LLC(1)	7.38	08/01/33	200,000	201,012
Murphy Oil USA, Inc.(1)	3.75	02/15/31	215,000	197,752
Murphy Oil USA, Inc.	4.75	09/15/29	195,000	190,866
Murphy Oil USA, Inc.	5.63	05/01/27	130,000	129,992
Nordstrom, Inc.	4.00	03/15/27	150,000	147,494
Nordstrom, Inc.	4.25	08/01/31	190,000	166,530
Nordstrom, Inc.	4.38	04/01/30	185,000	168,668
Nordstrom, Inc.	5.00	01/15/44	400,000	271,000
Nordstrom, Inc.	6.95	03/15/28	130,000	134,047
Penske Automotive Group, Inc.	3.75	06/15/29	219,000	207,457
QXO Building Products, Inc.(1)	6.75	04/30/32	950,000	980,660
Sally Holdings LLC/Sally Capital, Inc.	6.75	03/01/32	260,000	267,169
Sonic Automotive, Inc.(1)	4.63	11/15/29	270,000	259,877
Sonic Automotive, Inc.(1)	4.88	11/15/31	205,000	193,371
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	260,000	248,264
Vivo Energy Investments BV(1)	5.13	09/24/27	140,000	138,390
Yum! Brands, Inc.	3.63	03/15/31	445,000	410,762
Yum! Brands, Inc.	4.63	01/31/32	455,000	436,189
Yum! Brands, Inc.(1)	4.75	01/15/30	365,000	360,198
Yum! Brands, Inc.	5.35	11/01/43	115,000	108,416
Yum! Brands, Inc.	5.38	04/01/32	395,000	393,418
Yum! Brands, Inc.	6.88	11/15/37	120,000	129,205
				13,981,847
SEMICONDUCTORS – 0.9%
Amkor Technology, Inc.(1)	6.63	09/15/27	113,000	112,976
Entegris, Inc.(1)	3.63	05/01/29	170,000	159,668
Entegris, Inc.(1)	4.38	04/15/28	175,000	170,698
Entegris, Inc.(1)	4.75	04/15/29	655,000	642,208
Entegris, Inc.(1)	5.95	06/15/30	370,000	373,655
Kioxia Holdings Corp.(1)	6.25	07/24/30	450,000	448,677

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 0.9% (Continued)
Kioxia Holdings Corp.(1)	6.63	07/24/33	$450,000	$445,726
ON Semiconductor Corp.(1)	3.88	09/01/28	295,000	285,336
Synaptics, Inc.(1)	4.00	06/15/29	170,000	160,669
				2,799,613
SOFTWARE – 1.2%
Elastic NV(1)	4.13	07/15/29	250,000	238,023
Fair Isaac Corp.(1)	4.00	06/15/28	370,000	357,697
Fair Isaac Corp.(1)	6.00	05/15/33	635,000	639,569
Open Text Corp.(1)	3.88	02/15/28	365,000	351,663
Open Text Corp.(1)	3.88	12/01/29	360,000	337,325
Open Text Holdings, Inc.(1)	4.13	02/15/30	365,000	342,488
Open Text Holdings, Inc.(1)	4.13	12/01/31	280,000	255,118
PTC, Inc.(1)	4.00	02/15/28	215,000	209,682
RingCentral, Inc.(1)	8.50	08/15/30	150,000	159,538
ROBLOX Corp.(1)	3.88	05/01/30	415,000	390,994
Twilio, Inc.	3.63	03/15/29	230,000	218,066
Twilio, Inc.	3.88	03/15/31	195,000	181,381
				3,681,544
TELECOMMUNICATIONS – 3.3%
Bell Telephone Co. of Canada or Bell Canada	6.88	09/15/55	420,000	428,363
Bell Telephone Co. of Canada or Bell Canada	7.00	09/15/55	520,000	529,043
British Telecommunications PLC(1)	4.25	11/23/81	235,000	231,592
British Telecommunications PLC(1)	4.88	11/23/81	185,000	174,037
Ciena Corp.(1)	4.00	01/31/30	175,000	165,560
Fibercop SpA(1)	6.00	09/30/34	215,000	204,153
Fibercop SpA(1)	6.38	11/15/33	225,000	219,080
Fibercop SpA(1)	7.20	07/18/36	185,000	184,112
Fibercop SpA(1)	7.72	06/04/38	215,000	214,434
Frontier Florida LLC	6.86	02/01/28	125,000	130,477
Millicom International Cellular SA(1)	4.50	04/27/31	335,000	308,960
Millicom International Cellular SA(1)	5.13	01/15/28	153,000	152,104
Millicom International Cellular SA(1)	6.25	03/25/29	292,500	292,960
Millicom International Cellular SA(1)	7.38	04/02/32	175,000	179,922
Rogers Communications, Inc.(1)	5.25	03/15/82	305,000	301,254
Rogers Communications, Inc.	7.00	04/15/55	450,000	461,192
Rogers Communications, Inc.	7.13	04/15/55	425,000	435,121
Telecom Italia Capital SA	6.00	09/30/34	215,000	213,618
Telecom Italia Capital SA	6.38	11/15/33	215,000	222,774
Telecom Italia Capital SA	7.20	07/18/36	180,000	189,071
Telecom Italia Capital SA	7.72	06/04/38	215,000	232,088
TELUS Corp.	6.63	10/15/55	300,000	303,924
TELUS Corp.	7.00	10/15/55	320,000	324,773
United States Cellular Corp.	6.70	12/15/33	215,000	226,406
Viasat, Inc.(1)	5.63	04/15/27	250,000	249,030
Viavi Solutions, Inc.(1)	3.75	10/01/29	175,000	162,018
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	565,000	515,368
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	580,000	537,213

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 3.3% (Continued)
Vmed O2 UK Financing I PLC(1)	7.75	04/15/32	$325,000	$338,960
Vodafone Group PLC	3.25	06/04/81	210,000	204,642
Vodafone Group PLC	4.13	06/04/81	410,000	378,221
Vodafone Group PLC	5.13	06/04/81	395,000	305,325
Vodafone Group PLC	7.00	04/04/79	835,000	873,863
Zegona Finance PLC(1)	8.63	07/15/29	375,000	399,750
				10,289,408
TRANSPORTATION – 0.6%
Danaos Corp.(1)	8.50	03/01/28	115,000	117,613
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	270,000	254,874
Genesee & Wyoming, Inc.(1)	6.25	04/15/32	300,000	303,833
Rand Parent LLC(1)	8.50	02/15/30	365,000	367,400
RXO, Inc.(1)	7.50	11/15/27	155,000	157,773
Stonepeak Nile Parent LLC(1)	7.25	03/15/32	220,000	231,239
XPO CNW, Inc.	6.70	05/01/34	125,000	130,136
XPO, Inc.(1)	7.13	06/01/31	180,000	186,389
XPO, Inc.(1)	7.13	02/01/32	260,000	270,496
				2,019,753
TRUCKING & LEASING – 0.5%
FTAI Aviation Investors LLC(1)	5.50	05/01/28	390,000	389,353
FTAI Aviation Investors LLC(1)	5.88	04/15/33	235,000	233,157
FTAI Aviation Investors LLC(1)	7.00	05/01/31	275,000	285,549
FTAI Aviation Investors LLC(1)	7.00	06/15/32	335,000	347,235
FTAI Aviation Investors LLC(1)	7.88	12/01/30	215,000	228,169
				1,483,463
TOTAL CORPORATE BONDS (Cost – $303,584,187)				307,418,479

SHORT-TERM INVESTMENTS – 1.8%
TIME DEPOSITS – 1.8%
Sumitomo Mitsui Trust Bank, London	3.68	08/01/25	5,652,043	5,652,043
TOTAL SHORT-TERM INVESTMENTS (Cost – $5,652,043)				5,652,043

TOTAL INVESTMENTS – 99.9% (Cost – $309,236,230)				$313,070,522
OTHER ASSETS LESS LIABILITIES – 0.1%				419,614
NET ASSETS – 100.0%				$313,490,136

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2025, amounts to $237,439,136 and represents 75.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$307,418,479	$–	$307,418,479
Time Deposits	–	5,652,043	–	5,652,043
Total Investments	$–	$313,070,522	$–	$313,070,522

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
ADVERTISING – 2.3%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$40,000	$30,036
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	80,000	79,941
Clear Channel Outdoor Holdings, Inc.(1)	7.13	02/15/31	70,000	69,947
Clear Channel Outdoor Holdings, Inc.(1)	7.50	03/15/33	55,000	54,947
Clear Channel Outdoor Holdings, Inc.(1)	7.88	04/01/30	55,000	56,689
Clear Channel Outdoor Holdings, Inc.(1)	9.00	09/15/28	45,000	47,185
Dotdash Meredith, Inc.(1)	7.63	06/15/32	25,000	24,392
Neptune Bidco US, Inc.(1)	9.29	04/15/29	165,000	159,844
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	35,000	33,353
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	35,000	33,264
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	35,000	34,672
Stagwell Global LLC(1)	5.63	08/15/29	70,000	67,432
				691,702
AEROSPACE/DEFENSE – 2.5%
Bombardier, Inc.(1)	6.00	02/15/28	50,000	50,369
Bombardier, Inc.(1)	6.75	06/15/33	35,000	36,017
Bombardier, Inc.(1)	7.00	06/01/32	45,000	46,608
Bombardier, Inc.(1)	7.25	07/01/31	45,000	47,046
Bombardier, Inc.(1)	7.45	05/01/34	30,000	32,494
Bombardier, Inc.(1)	7.50	02/01/29	45,000	46,774
Bombardier, Inc.(1)	8.75	11/15/30	45,000	48,482
Efesto Bidco SpA/Efesto US LLC(1)	7.50	02/15/32	55,000	56,240
Goat Holdco LLC(1)	6.75	02/01/32	45,000	45,401
Spirit AeroSystems, Inc.(1)	9.75	11/15/30	75,000	82,579
TransDigm, Inc.	4.63	01/15/29	75,000	73,389
TransDigm, Inc.	4.88	05/01/29	42,000	41,240
TransDigm, Inc.(1)	6.38	05/31/33	170,000	171,505
				778,144
AIRLINES – 0.9%
JetBlue Airways Corp./JetBlue Loyalty LP(1)	9.88	09/20/31	120,000	116,121
OneSky Flight LLC(1)	8.88	12/15/29	35,000	36,906
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	60,000	56,735
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	25,000	25,110
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	35,000	35,909
				270,781
APPAREL – 0.6%
Champ Acquisition Corp.(1)	8.38	12/01/31	30,000	31,813
Crocs, Inc.(1)	4.13	08/15/31	20,000	18,111
Crocs, Inc.(1)	4.25	03/15/29	25,000	23,813
Hanesbrands, Inc.(1)	9.00	02/15/31	35,000	36,883
S&S Holdings LLC(1)	8.38	10/01/31	35,000	33,577
Under Armour, Inc.(1)	7.25	07/15/30	25,000	25,569
				169,766

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 0.5%
Aston Martin Capital Holdings Ltd.(1)	10.00	03/31/29	$65,000	$62,046
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	35,000	35,840
New Flyer Holdings, Inc.(1)	9.25	07/01/30	40,000	42,594
Wabash National Corp.(1)	4.50	10/15/28	20,000	17,926
				158,406
AUTO PARTS & EQUIPMENT – 2.6%
Adient Global Holdings Ltd.(1)	7.50	02/15/33	45,000	45,919
Adient Global Holdings Ltd.(1)	8.25	04/15/31	35,000	36,617
American Axle & Manufacturing, Inc.	5.00	10/01/29	40,000	36,324
American Axle & Manufacturing, Inc.	6.50	04/01/27	35,000	35,058
American Axle & Manufacturing, Inc.	6.88	07/01/28	20,000	19,938
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	45,000	46,041
Clarios Global LP/Clarios US Finance Co.(1)	6.75	02/15/30	65,000	67,058
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	100,000	100,796
Garrett Motion Holdings, Inc./Garrett LX I Sarl(1)	7.75	05/31/32	50,000	51,928
Goodyear Tire & Rubber Co.	4.88	03/15/27	40,000	39,855
Goodyear Tire & Rubber Co.	5.00	07/15/29	50,000	48,544
Goodyear Tire & Rubber Co.	5.25	04/30/31	35,000	33,272
Goodyear Tire & Rubber Co.	5.25	07/15/31	35,000	33,240
Goodyear Tire & Rubber Co.	5.63	04/30/33	30,000	28,176
Goodyear Tire & Rubber Co.	6.63	07/15/30	30,000	30,546
Tenneco, Inc.(1)	8.00	11/17/28	120,000	119,195
Titan International, Inc.	7.00	04/30/28	20,000	20,005
				792,512
BANKS – 0.4%
Freedom Mortgage Corp.(1)	6.63	01/15/27	35,000	35,050
Freedom Mortgage Corp.(1)	12.00	10/01/28	55,000	58,867
Freedom Mortgage Corp.(1)	12.25	10/01/30	25,000	27,676
				121,593
BEVERAGES – 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	6.25	04/01/29	40,000	40,131

BUILDING MATERIALS – 1.3%
AmeriTex Hold Co. Intermediate LLC(1)	7.63	08/15/33	45,000	45,797
AmeriTex Hold Co. Intermediate LLC(1)	10.25	10/15/28	35,000	37,165
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	45,000	41,277
Cornerstone Building Brands, Inc.(1)	9.50	08/15/29	30,000	27,530
Griffon Corp.	5.75	03/01/28	60,000	59,788
JELD-WEN, Inc.(1)	4.88	12/15/27	20,000	18,992
JELD-WEN, Inc.(1)	7.00	09/01/32	25,000	18,785
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	30,000	28,630
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	35,000	34,779
Quikrete Holdings, Inc.(1)	6.75	03/01/33	90,000	92,364
				405,107

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 3.0%
Cerdia Finanz GmbH(1)	9.38	10/03/31	$55,000	$57,697
Chemours Co.(1)	4.63	11/15/29	40,000	33,916
Chemours Co.	5.38	05/15/27	35,000	34,317
Chemours Co.(1)	5.75	11/15/28	50,000	45,960
Chemours Co.(1)	8.00	01/15/33	35,000	32,588
Consolidated Energy Finance SA(1)	5.63	10/15/28	25,000	21,060
Consolidated Energy Finance SA(1)	12.00	02/15/31	45,000	42,341
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	35,000	34,772
Herens Holdco Sarl(1)	4.75	05/15/28	20,000	17,456
Inversion Escrow Issuer LLC(1)	6.75	08/01/32	65,000	64,271
Olympus Water US Holding Corp.(1)	4.25	10/01/28	50,000	47,655
Olympus Water US Holding Corp.(1)	7.13	10/01/27	20,000	20,328
Olympus Water US Holding Corp.(1)	7.25	06/15/31	50,000	51,107
Olympus Water US Holding Corp.(1)	9.75	11/15/28	110,000	115,453
Rain Carbon, Inc.(1)	12.25	09/01/29	30,000	32,338
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	70,000	68,029
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	45,000	44,788
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	45,000	43,783
Tronox, Inc.(1)	4.63	03/15/29	70,000	54,525
WR Grace Holdings LLC(1)	4.88	06/15/27	50,000	49,781
WR Grace Holdings LLC(1)	7.38	03/01/31	20,000	20,605
				932,770
COMMERCIAL SERVICES – 6.6%
Allied Universal Holdco LLC(1)	7.88	02/15/31	140,000	146,903
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.88	06/15/30	65,000	66,585
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	80,000	77,659
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	50,000	48,689
Alta Equipment Group, Inc.(1)	9.00	06/01/29	30,000	28,483
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	30,000	28,769
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	40,000	38,335
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	18,000	17,964
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	18,000	17,904
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	35,000	35,767
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.25	01/15/30	45,000	46,345
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.38	06/15/32	35,000	36,132
Carriage Services, Inc.(1)	4.25	05/15/29	25,000	23,420
Champions Financing, Inc.(1)	8.75	02/15/29	35,000	32,439
Cimpress PLC(1)	7.38	09/15/32	35,000	34,256
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	55,000	51,554
CPI CG, Inc.(1)	10.00	07/15/29	18,000	18,723
EquipmentShare.com, Inc.(1)	8.00	03/15/33	35,000	36,573
EquipmentShare.com, Inc.(1)	8.63	05/15/32	35,000	37,297
EquipmentShare.com, Inc.(1)	9.00	05/15/28	65,000	68,586
Garda World Security Corp.(1)	4.63	02/15/27	35,000	34,716
Garda World Security Corp.(1)	7.75	02/15/28	25,000	25,811
GEO Group, Inc.	10.25	04/15/31	40,000	44,007
Hertz Corp.(1)	12.63	07/15/29	75,000	78,418
Matthews International Corp.(1)	8.63	10/01/27	20,000	20,858

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 6.6% (Continued)
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	$35,000	$32,293
NESCO Holdings II, Inc.(1)	5.50	04/15/29	60,000	58,548
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	25,000	22,986
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	80,000	80,075
PROG Holdings, Inc.(1)	6.00	11/15/29	35,000	33,803
Raven Acquisition Holdings LLC(1)	6.88	11/15/31	80,000	81,002
RR Donnelley & Sons Co.(1)	9.50	08/01/29	70,000	71,591
RR Donnelley & Sons Co.(1)	10.88	08/01/29	30,000	29,259
Sotheby’s(1)	7.38	10/15/27	45,000	44,318
Sotheby’s/Bidfair Holdings, Inc.(1)	5.88	06/01/29	25,000	22,613
StoneMor, Inc.(1)	8.50	05/15/29	25,000	23,610
Upbound Group, Inc.(1)	6.38	02/15/29	30,000	29,291
Valvoline, Inc.(1)	3.63	06/15/31	35,000	31,539
Veritiv Operating Co.(1)	10.50	11/30/30	65,000	70,533
VM Consolidated, Inc.(1)	5.50	04/15/29	25,000	24,565
VT Topco, Inc.(1)	8.50	08/15/30	30,000	31,978
Wand NewCo 3, Inc.(1)	7.63	01/30/32	75,000	78,811
Williams Scotsman, Inc.(1)	4.63	08/15/28	35,000	34,461
Williams Scotsman, Inc.(1)	6.63	06/15/29	25,000	25,640
Williams Scotsman, Inc.(1)	6.63	04/15/30	30,000	30,955
Williams Scotsman, Inc.(1)	7.38	10/01/31	35,000	36,559
ZipRecruiter, Inc.(1)	5.00	01/15/30	35,000	26,521
				2,017,144
COMPUTERS – 1.1%
Amentum Holdings, Inc.(1)	7.25	08/01/32	60,000	62,115
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	30,000	28,534
Diebold Nixdorf, Inc.(1)	7.75	03/31/30	60,000	63,809
Fortress Intermediate 3, Inc.(1)	7.50	06/01/31	50,000	52,537
NCR Voyix Corp.(1)	5.00	10/01/28	40,000	39,380
NCR Voyix Corp.(1)	5.13	04/15/29	23,000	22,561
Science Applications International Corp.(1)	4.88	04/01/28	30,000	29,598
Unisys Corp.(1)	10.63	01/15/31	40,000	42,036
				340,570
COSMETICS/PERSONAL CARE – 0.2%
Opal Bidco SAS(1)	6.50	03/31/32	70,000	70,746

DISTRIBUTION/WHOLESALE – 0.4%
Gates Corp./DE(1)	6.88	07/01/29	35,000	36,062
Velocity Vehicle Group LLC(1)	8.00	06/01/29	30,000	30,383
Windsor Holdings III LLC(1)	8.50	06/15/30	50,000	53,060
				119,505
DIVERSIFIED FINANCIAL SERVICES – 3.5%
AG Issuer LLC(1)	6.25	03/01/28	30,000	29,993
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	30,000	30,918
Aretec Group, Inc.(1)	10.00	08/15/30	45,000	49,125
Bread Financial Holdings, Inc.(1)	8.38	06/15/35	25,000	25,849
Coinbase Global, Inc.(1)	3.38	10/01/28	60,000	56,507

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 3.5% (Continued)
Coinbase Global, Inc.(1)	3.63	10/01/31	$50,000	$44,794
Enova International, Inc.(1)	9.13	08/01/29	30,000	31,441
Enova International, Inc.(1)	11.25	12/15/28	25,000	26,635
Focus Financial Partners LLC(1)	6.75	09/15/31	60,000	61,364
Freedom Mortgage Holdings LLC(1)	8.38	04/01/32	45,000	46,066
Freedom Mortgage Holdings LLC(1)	9.13	05/15/31	45,000	46,834
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	65,000	67,805
LFS Topco LLC(1)	8.75	07/15/30	25,000	24,204
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	35,000	35,109
Nationstar Mortgage Holdings, Inc.(1)	5.50	08/15/28	60,000	59,963
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	40,000	40,476
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	35,000	35,060
Nationstar Mortgage Holdings, Inc.(1)	6.50	08/01/29	42,000	42,990
Nationstar Mortgage Holdings, Inc.(1)	7.13	02/01/32	65,000	67,928
Osaic Holdings, Inc.(1)	6.75	08/01/32	30,000	30,386
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	30,000	29,954
Phoenix Aviation Capital Ltd.(1)	9.25	07/15/30	35,000	36,704
Planet Financial Group LLC(1)	10.50	12/15/29	30,000	30,641
Provident Funding Associates LP/PFG Finance Corp.(1)	9.75	09/15/29	35,000	36,661
RFNA LP(1)	7.88	02/15/30	30,000	30,499
TrueNoord Capital DAC(1)	8.75	03/01/30	30,000	31,142
VFH Parent LLC/Valor Co.-Issuer, Inc.(1)	7.50	06/15/31	30,000	31,241
				1,080,289
ELECTRIC – 1.3%
Alpha Generation LLC(1)	6.75	10/15/32	60,000	61,451
Calpine Corp.(1)	4.63	02/01/29	40,000	39,338
Calpine Corp.(1)	5.00	02/01/31	55,000	54,398
Calpine Corp.(1)	5.13	03/15/28	80,000	79,666
PG&E Corp.	7.38	03/15/55	95,000	91,911
Pike Corp.(1)	5.50	09/01/28	45,000	44,853
Pike Corp.(1)	8.63	01/31/31	25,000	26,915
				398,532
ELECTRICAL COMPONENTS & EQUIPMENT – 0.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	50,000	47,465
Energizer Holdings, Inc.(1)	4.75	06/15/28	30,000	29,182
Energizer Holdings, Inc.(1)	6.50	12/31/27	25,000	25,390
				102,037
ENGINEERING & CONSTRUCTION – 0.5%
Arcosa, Inc.(1)	4.38	04/15/29	25,000	24,139
Arcosa, Inc.(1)	6.88	08/15/32	35,000	36,189
Artera Services LLC(1)	8.50	02/15/31	35,000	29,017
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	7.50	02/01/32	25,000	24,910
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	25,000	25,493
Tutor Perini Corp.(1)	11.88	04/30/29	20,000	22,506
				162,254

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 4.4%
Banijay Entertainment SAS(1)	8.13	05/01/29	$25,000	$26,002
Boyne USA, Inc.(1)	4.75	05/15/29	45,000	43,709
Caesars Entertainment, Inc.(1)	4.63	10/15/29	70,000	66,202
Caesars Entertainment, Inc.(1)	6.00	10/15/32	70,000	67,618
Churchill Downs, Inc.(1)	4.75	01/15/28	45,000	44,412
Churchill Downs, Inc.(1)	5.50	04/01/27	35,000	34,977
Churchill Downs, Inc.(1)	5.75	04/01/30	70,000	69,879
Churchill Downs, Inc.(1)	6.75	05/01/31	45,000	46,003
Cinemark USA, Inc.(1)	5.25	07/15/28	45,000	44,717
Cinemark USA, Inc.(1)	7.00	08/01/32	35,000	36,172
Empire Resorts, Inc.(1)	7.75	11/01/26	20,000	19,767
Great Canadian Gaming Corp./Raptor LLC(1)	8.75	11/15/29	35,000	34,296
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	30,000	29,318
Light & Wonder International, Inc.(1)	7.00	05/15/28	45,000	45,076
Light & Wonder International, Inc.(1)	7.25	11/15/29	30,000	30,866
Light & Wonder International, Inc.(1)	7.50	09/01/31	35,000	36,508
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	60,000	59,123
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	30,000	26,214
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	45,000	43,388
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	8.25	04/15/30	45,000	46,685
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	11.88	04/15/31	45,000	46,910
Motion FinCo. Sarl(1)	8.38	02/15/32	30,000	26,530
Odeon FinCo. PLC(1)	12.75	11/01/27	25,000	26,076
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.(1)	8.00	08/01/30	25,000	25,305
Penn Entertainment, Inc.(1)	4.13	07/01/29	15,000	13,914
Penn Entertainment, Inc.(1)	5.63	01/15/27	35,000	34,817
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(1)	6.63	02/01/33	40,000	40,470
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	50,000	48,202
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	45,000	43,850
Six Flags Entertainment Corp.(1)	5.50	04/15/27	35,000	34,930
Six Flags Entertainment Corp.(1)	7.25	05/15/31	50,000	50,998
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.25	07/15/29	25,000	24,311
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.38	04/15/27	35,000	34,976
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	6.50	10/01/28	15,000	15,104
Universal Entertainment Corp.(1)	9.88	08/01/29	25,000	24,436
				1,341,761
ENVIRONMENTAL CONTROL – 0.6%
Enviri Corp.(1)	5.75	07/31/27	30,000	29,537
Madison IAQ LLC(1)	4.13	06/30/28	45,000	43,587
Reworld Holding Corp.(1)	4.88	12/01/29	45,000	43,016
Reworld Holding Corp.	5.00	09/01/30	25,000	23,739
Waste Pro USA, Inc.(1)	7.00	02/01/33	55,000	57,203
				197,082

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.3%
Aragvi Finance International DAC(1)	11.13	11/20/29	$45,000	$45,331
B&G Foods, Inc.(1)	8.00	09/15/28	50,000	46,812
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	30,000	29,449
Fiesta Purchaser, Inc.(1)	7.88	03/01/31	35,000	37,026
Froneri Lux FinCo. Sarl(1)	6.00	08/01/32	35,000	34,897
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	65,000	67,916
Post Holdings, Inc.(1)	4.50	09/15/31	54,000	49,957
Post Holdings, Inc.(1)	4.63	04/15/30	85,000	81,278
Post Holdings, Inc.(1)	5.50	12/15/29	75,000	74,397
Post Holdings, Inc.(1)	6.25	10/15/34	40,000	40,150
Post Holdings, Inc.(1)	6.38	03/01/33	80,000	80,140
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	55,000	52,118
Viking Baked Goods Acquisition Corp.(1)	8.63	11/01/31	55,000	54,066
				693,537
FOOD SERVICE – 0.3%
Aramark Services, Inc.(1)	5.00	02/01/28	70,000	69,385
TKC Holdings, Inc.(1)	6.88	05/15/28	30,000	30,011
				99,396
FOREST PRODUCTS & PAPER – 0.6%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	20,000	19,274
Domtar Corp.(1)	6.75	10/01/28	40,000	34,883
Magnera Corp.(1)	4.75	11/15/29	25,000	22,120
Magnera Corp.(1)	7.25	11/15/31	55,000	51,826
Mercer International, Inc.	5.13	02/01/29	55,000	44,355
Mercer International, Inc.(1)	12.88	10/01/28	25,000	25,246
				197,704
GAS – 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	30,000	29,850
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	30,000	30,924
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.50	06/01/30	40,000	42,027
				102,801
HEALTHCARE-PRODUCTS – 1.3%
Bausch + Lomb Corp.(1)	8.38	10/01/28	85,000	88,727
Embecta Corp.(1)	5.00	02/15/30	35,000	31,776
Insulet Corp.(1)	6.50	04/01/33	30,000	30,859
Medline Borrower LP(1)	5.25	10/01/29	160,000	156,974
Neogen Food Safety Corp.(1)	8.63	07/20/30	25,000	25,290
Sotera Health Holdings LLC(1)	7.38	06/01/31	45,000	46,608
Varex Imaging Corp.(1)	7.88	10/15/27	25,000	25,473
				405,707
HEALTHCARE-SERVICES – 5.2%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	25,000	24,180
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	30,000	29,643
Acadia Healthcare Co., Inc.(1)	7.38	03/15/33	40,000	41,234
AHP Health Partners, Inc.(1)	5.75	07/15/29	20,000	19,335

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 5.2% (Continued)
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	$65,000	$54,448
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	100,000	87,573
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	115,000	115,253
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	40,000	38,054
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	135,000	141,700
Concentra Health Services, Inc.(1)	6.88	07/15/32	40,000	41,150
Fortrea Holdings, Inc.(1)	7.50	07/01/30	35,000	32,044
HAH Group Holding Co. LLC(1)	9.75	10/01/31	40,000	38,800
HealthEquity, Inc.(1)	4.50	10/01/29	35,000	33,737
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	10.50	04/30/28	45,000	47,492
Kedrion SpA(1)	6.50	09/01/29	50,000	48,422
LifePoint Health, Inc.(1)	8.38	02/15/32	45,000	47,912
LifePoint Health, Inc.(1)	9.88	08/15/30	45,000	48,557
LifePoint Health, Inc.(1)	11.00	10/15/30	70,000	77,024
Prime Healthcare Services, Inc.(1)	9.38	09/01/29	95,000	94,491
Radiology Partners, Inc.(1)	8.50	07/15/32	55,000	55,641
Select Medical Corp.(1)	6.25	12/01/32	35,000	34,952
Star Parent, Inc.(1)	9.00	10/01/30	65,000	68,435
Team Health Holdings, Inc.(1)	8.38	06/30/28	25,000	25,143
Tenet Healthcare Corp.	6.13	10/01/28	155,000	155,106
Tenet Healthcare Corp.	6.25	02/01/27	90,000	90,117
Tenet Healthcare Corp.	6.88	11/15/31	25,000	26,657
US Acute Care Solutions LLC(1)	9.75	05/15/29	60,000	61,378
				1,578,478
HOLDING COMPANIES-DIVERS – 0.2%
Clue Opco LLC(1)	9.50	10/15/31	45,000	47,760

HOME BUILDERS – 0.9%
Adams Homes, Inc.(1)	9.25	10/15/28	25,000	25,985
Beazer Homes USA, Inc.	5.88	10/15/27	30,000	29,948
Beazer Homes USA, Inc.	7.25	10/15/29	15,000	15,110
Beazer Homes USA, Inc.(1)	7.50	03/15/31	15,000	15,189
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	30,000	27,313
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	25,000	23,305
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	40,000	39,954
Empire Communities Corp.(1)	9.75	05/01/29	30,000	30,632
K Hovnanian Enterprises, Inc.(1)	11.75	09/30/29	30,000	32,521
New Home Co., Inc.(1)	8.50	11/01/30	20,000	20,444
New Home Co., Inc.(1)	9.25	10/01/29	25,000	25,948
				286,349
HOUSEHOLD PRODUCTS/WARES – 0.2%
ACCO Brands Corp.(1)	4.25	03/15/29	35,000	31,060
Kronos Acquisition Holdings, Inc.(1)	8.25	06/30/31	35,000	30,424
				61,484

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEWARES – 1.3%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(1)	9.50	10/15/29	$50,000	$41,562
Newell Brands, Inc.	6.38	09/15/27	30,000	30,329
Newell Brands, Inc.	6.38	05/15/30	40,000	38,862
Newell Brands, Inc.	6.63	09/15/29	30,000	29,923
Newell Brands, Inc.	6.63	05/15/32	30,000	28,765
Newell Brands, Inc.	6.88	04/01/36	30,000	28,696
Newell Brands, Inc.	7.00	04/01/46	40,000	34,393
Newell Brands, Inc.(1)	8.50	06/01/28	85,000	89,282
Scotts Miracle-Gro Co.	4.00	04/01/31	30,000	27,434
Scotts Miracle-Gro Co.	4.38	02/01/32	20,000	18,205
Scotts Miracle-Gro Co.	4.50	10/15/29	25,000	23,985
Scotts Miracle-Gro Co.	5.25	12/15/26	20,000	20,016
				411,452
INSURANCE – 4.3%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	50,000	47,772
Acrisure LLC/Acrisure Finance, Inc.(1)	6.75	07/01/32	30,000	30,394
Acrisure LLC/Acrisure Finance, Inc.(1)	7.50	11/06/30	65,000	67,193
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	45,000	44,091
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.50	10/01/31	60,000	60,946
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	75,000	76,074
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	95,000	97,767
AmWINS Group, Inc.(1)	4.88	06/30/29	50,000	48,606
AmWINS Group, Inc.(1)	6.38	02/15/29	45,000	45,853
Ardonagh FinCo. Ltd.(1)	7.75	02/15/31	80,000	83,483
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance(1)	7.13	05/15/31	35,000	36,167
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	7.25	02/15/31	60,000	62,183
HUB International Ltd.(1)	5.63	12/01/29	35,000	34,780
HUB International Ltd.(1)	7.25	06/15/30	195,000	203,397
HUB International Ltd.(1)	7.38	01/31/32	125,000	130,234
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	45,000	47,519
Panther Escrow Issuer LLC(1)	7.13	06/01/31	185,000	191,426
				1,307,885
INTERNET – 1.5%
Acuris Finance US, Inc./Acuris Finance Sarl(1)	5.00	05/01/28	25,000	24,012
Acuris Finance US, Inc./Acuris Finance Sarl(1)	9.00	08/01/29	25,000	25,529
ANGI Group LLC(1)	3.88	08/15/28	30,000	27,974
Arches Buyer, Inc.(1)	4.25	06/01/28	60,000	57,845
Cablevision Lightpath LLC(1)	3.88	09/15/27	30,000	29,734
Cars.com, Inc.(1)	6.38	11/01/28	20,000	19,976
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	7.00	06/15/27	30,000	30,057
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	7.00	06/15/27	15,000	15,048
Getty Images, Inc.(1)	9.75	03/01/27	20,000	19,494
GrubHub Holdings, Inc.(1)	5.50	07/01/27	30,000	29,404
ION Trading Technologies Sarl(1)	5.75	05/15/28	25,000	24,202
ION Trading Technologies Sarl(1)	9.50	05/30/29	50,000	52,062

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 1.5% (Continued)
Newfold Digital Holdings Group, Inc.(1)	11.75	10/15/28	$35,000	$25,725
Rakuten Group, Inc.(1),(2)	6.25	–	40,000	37,328
Rakuten Group, Inc.(1),(2)	8.13	–	55,000	54,696
				473,086
INVESTMENT COMPANIES – 1.1%
Compass Group Diversified Holdings LLC(1)	5.00	01/15/32	20,000	17,540
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	65,000	60,442
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	40,000	34,339
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	95,000	92,634
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	06/15/30	45,000	43,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.75	01/15/29	45,000	45,506
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	10.00	11/15/29	30,000	30,410
				324,621
IRON/STEEL – 0.4%
Algoma Steel, Inc.(1)	9.13	04/15/29	25,000	22,697
ATI, Inc.	4.88	10/01/29	20,000	19,572
ATI, Inc.	5.13	10/01/31	25,000	24,291
ATI, Inc.	5.88	12/01/27	25,000	24,969
ATI, Inc.	7.25	08/15/30	20,000	20,982
TMS International Corp./DE(1)	6.25	04/15/29	25,000	23,823
				136,334
LEISURE TIME – 1.8%
Lindblad Expeditions Holdings, Inc.(1)	9.00	05/15/28	25,000	26,074
Lindblad Expeditions LLC(1)	6.75	02/15/27	15,000	15,050
NCL Corp. Ltd.(1)	6.25	03/01/30	20,000	20,255
NCL Corp. Ltd.(1)	6.75	02/01/32	115,000	118,191
NCL Corp. Ltd.(1)	7.75	02/15/29	35,000	37,153
NCL Finance Ltd.(1)	6.13	03/15/28	35,000	35,444
Sabre GLBL, Inc.(1)	8.63	06/01/27	17,000	17,283
Sabre GLBL, Inc.(1)	10.75	11/15/29	46,000	47,551
Sabre GLBL, Inc.(1)	11.13	07/15/30	85,000	89,718
Viking Cruises Ltd.(1)	5.88	09/15/27	50,000	50,001
Viking Cruises Ltd.(1)	7.00	02/15/29	35,000	35,291
Viking Cruises Ltd.(1)	9.13	07/15/31	45,000	48,451
				540,462
LODGING – 0.8%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	4.88	07/01/31	35,000	32,203
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	5.00	06/01/29	50,000	47,889
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	35,000	33,510
Marriott Ownership Resorts, Inc.	4.75	01/15/28	20,000	19,530
Station Casinos LLC(1)	4.50	02/15/28	45,000	44,021
Station Casinos LLC(1)	4.63	12/01/31	25,000	23,411
Station Casinos LLC(1)	6.63	03/15/32	30,000	30,614
				231,178

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-CONSTRUCTION & MINING – 0.1%
Manitowoc Co., Inc.(1)	9.25	10/01/31	$20,000	$21,275

MACHINERY-DIVERSIFIED – 0.7%
Chart Industries, Inc.(1)	9.50	01/01/31	35,000	37,458
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC(1)	9.00	02/15/29	65,000	67,157
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	100,000	99,630
				204,245
MEDIA – 4.4%
AMC Networks, Inc.(1)	10.25	01/15/29	55,000	56,499
AMC Networks, Inc.(1)	10.50	07/15/32	25,000	25,460
Block Communications, Inc.(1)	4.88	03/01/28	20,000	18,820
Cable One, Inc.(1)	4.00	11/15/30	40,000	30,843
DISH Network Corp.(1)	11.75	11/15/27	220,000	229,311
Gray Media, Inc.(1)	7.25	08/15/33	45,000	44,803
Gray Media, Inc.(1)	10.50	07/15/29	80,000	86,632
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	60,000	40,846
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	65,000	49,955
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	55,000	54,830
McGraw-Hill Education, Inc.(1)	7.38	09/01/31	40,000	41,614
Midcontinent Communications(1)	8.00	08/15/32	40,000	42,256
Scripps Escrow II, Inc.(1)	3.88	01/15/29	30,000	26,657
Sinclair Television Group, Inc.(1)	8.13	02/15/33	90,000	91,859
Univision Communications, Inc.(1)	4.50	05/01/29	60,000	55,570
Univision Communications, Inc.(1)	7.38	06/30/30	55,000	54,752
Univision Communications, Inc.(1)	8.00	08/15/28	95,000	97,675
Univision Communications, Inc.(1)	8.50	07/31/31	85,000	86,402
Univision Communications, Inc.(1)	9.38	08/01/32	90,000	93,444
Virgin Media Finance PLC(1)	5.00	07/15/30	55,000	49,635
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	30,000	29,121
Ziggo Bond Co. BV(1)	5.13	02/28/30	30,000	26,204
				1,333,188
METAL FABRICATE/HARDWARE – 0.2%
Park-Ohio Industries, Inc.(1)	8.50	08/01/30	25,000	24,025
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	30,000	28,886
				52,911
MINING – 1.3%
Arsenal AIC Parent LLC(1)	11.50	10/01/31	30,000	33,401
Century Aluminum Co.(1)	6.88	08/01/32	25,000	25,290
Century Aluminum Co.(1)	7.50	04/01/28	20,000	20,382
Coeur Mining, Inc.(1)	5.13	02/15/29	20,000	19,481
Compass Minerals International, Inc.(1)	8.00	07/01/30	40,000	41,466
Eldorado Gold Corp.(1)	6.25	09/01/29	30,000	30,067
Hecla Mining Co.	7.25	02/15/28	30,000	30,361
Hudbay Minerals, Inc.(1)	6.13	04/01/29	35,000	35,244
IAMGOLD Corp.(1)	5.75	10/15/28	30,000	29,698
JW Aluminum Continuous Cast Co.(1)	10.25	04/01/30	25,000	25,782

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 1.3% (Continued)
Kaiser Aluminum Corp.(1)	4.50	06/01/31	$30,000	$28,006
Kaiser Aluminum Corp.(1)	4.63	03/01/28	35,000	34,243
New Gold, Inc.(1)	6.88	04/01/32	25,000	25,679
Taseko Mines Ltd.(1)	8.25	05/01/30	30,000	31,362
				410,462
MISCELLANEOUS MANUFACTURER – 0.3%
Calderys Financing LLC(1)	11.25	06/01/28	35,000	37,022
LSB Industries, Inc.(1)	6.25	10/15/28	30,000	29,519
Maxam Prill Sarl(1)	7.75	07/15/30	25,000	24,467
				91,008
OFFICE FURNISHINGS – 0.1%
Interface, Inc.(1)	5.50	12/01/28	20,000	19,730

OFFICE/BUSINESS EQUIPMENT – 0.5%
Pitney Bowes, Inc.(1)	6.88	03/15/27	30,000	29,985
Pitney Bowes, Inc.(1)	7.25	03/15/29	15,000	15,087
Xerox Corp.	4.80	03/01/35	10,000	5,215
Xerox Corp.	6.75	12/15/39	25,000	12,974
Xerox Corp.(1)	13.50	04/15/31	30,000	29,357
Xerox Holdings Corp.(1)	5.50	08/15/28	55,000	36,515
Xerox Holdings Corp.(1)	8.88	11/30/29	30,000	19,684
				148,817
OIL & GAS – 5.3%
Aethon United BR LP/Aethon United Finance Corp.(1)	7.50	10/01/29	60,000	62,917
Borr IHC Ltd./Borr Finance LLC(1)	10.00	11/15/28	75,671	72,681
Borr IHC Ltd./Borr Finance LLC(1)	10.38	11/15/30	41,723	39,419
California Resources Corp.(1)	8.25	06/15/29	55,000	56,547
CITGO Petroleum Corp.(1)	8.38	01/15/29	75,000	77,963
Comstock Resources, Inc.(1)	5.88	01/15/30	65,000	61,411
Comstock Resources, Inc.(1)	6.75	03/01/29	75,000	74,212
Comstock Resources, Inc.(1)	6.75	03/01/29	25,000	24,579
CVR Energy, Inc.(1)	5.75	02/15/28	25,000	23,993
CVR Energy, Inc.(1)	8.50	01/15/29	35,000	34,420
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	40,000	40,850
Encino Acquisition Partners Holdings LLC(1)	8.75	05/01/31	35,000	38,645
EnQuest PLC(1)	11.63	11/01/27	30,000	30,866
Gulfport Energy Operating Corp.(1)	6.75	09/01/29	40,000	40,700
Karoon USA Finance, Inc.(1)	10.50	05/14/29	20,000	20,616
Kimmeridge Texas Gas LLC(1)	8.50	02/15/30	30,000	30,851
Kraken Oil & Gas Partners LLC(1)	7.63	08/15/29	30,000	29,442
Long Ridge Energy LLC(1)	8.75	02/15/32	35,000	36,327
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.88	12/01/32	25,000	25,285
Moss Creek Resources Holdings, Inc.(1)	8.25	09/01/31	45,000	43,970
Nabors Industries, Inc.(1)	7.38	05/15/27	50,000	50,508
Nabors Industries, Inc.(1)	9.13	01/31/30	40,000	39,630
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	45,000	45,478
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	30,000	30,859

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 5.3% (Continued)
Precision Drilling Corp.(1)	6.88	01/15/29	$30,000	$30,006
Saturn Oil & Gas, Inc.(1)	9.63	06/15/29	40,000	39,645
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(1)	7.88	11/01/28	35,000	36,547
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	35,000	35,073
Talos Production, Inc.(1)	9.00	02/01/29	40,000	41,034
Talos Production, Inc.(1)	9.38	02/01/31	35,000	35,723
Teine Energy Ltd.(1)	6.88	04/15/29	30,000	29,527
TGNR Intermediate Holdings LLC(1)	5.50	10/15/29	40,000	38,997
Transocean Aquila Ltd.(1)	8.00	09/30/28	12,231	12,397
Transocean Poseidon Ltd.(1)	6.88	02/01/27	18,375	18,420
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	31,667	32,483
Transocean, Inc.(1)	8.75	02/15/30	60,000	62,260
Vermilion Energy, Inc.(1)	6.88	05/01/30	30,000	29,132
Vermilion Energy, Inc.(1)	7.25	02/15/33	20,000	18,927
Vital Energy, Inc.(1)	7.75	07/31/29	20,000	18,217
Vital Energy, Inc.(1)	7.88	04/15/32	60,000	52,719
Vital Energy, Inc.	9.75	10/15/30	20,000	18,778
W&T Offshore, Inc.(1)	10.75	02/01/29	20,000	18,331
Wildfire Intermediate Holdings LLC(1)	7.50	10/15/29	35,000	34,914
				1,635,299
OIL & GAS SERVICES – 0.4%
Aris Water Holdings LLC(1)	7.25	04/01/30	35,000	35,924
Star Holding LLC(1)	8.75	08/01/31	25,000	24,529
Tidewater, Inc.(1)	9.13	07/15/30	40,000	41,981
Viridien(1)	10.00	10/15/30	30,000	29,564
				131,998
PACKAGING & CONTAINERS – 1.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	35,000	33,031
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	40,000	40,068
Clearwater Paper Corp.(1)	4.75	08/15/28	15,000	14,151
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	70,000	71,504
LABL, Inc.(1)	5.88	11/01/28	30,000	26,670
LABL, Inc.(1)	8.63	10/01/31	60,000	49,906
LABL, Inc.(1)	9.50	11/01/28	20,000	18,688
Mauser Packaging Solutions Holding Co.(1)	7.88	04/15/27	170,000	171,696
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	35,000	35,071
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	42,000	42,525
Owens-Brockway Glass Container, Inc.(1)	7.38	06/01/32	20,000	20,176
Trivium Packaging Finance BV(1)	8.25	07/15/30	35,000	36,878
				560,364
PHARMACEUTICALS – 2.9%
1261229 BC Ltd.(1)	10.00	04/15/32	270,000	275,053
AdaptHealth LLC(1)	4.63	08/01/29	35,000	32,826
AdaptHealth LLC(1)	5.13	03/01/30	30,000	28,227
AdaptHealth LLC(1)	6.13	08/01/28	25,000	24,866
Amneal Pharmaceuticals LLC(1)	6.88	08/01/32	35,000	35,568
BellRing Brands, Inc.(1)	7.00	03/15/30	50,000	51,919

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 2.9% (Continued)
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	$30,000	$29,147
Elanco Animal Health, Inc.	6.65	08/28/28	45,000	46,652
Endo Finance Holdings, Inc.(1)	8.50	04/15/31	65,000	69,230
Grifols SA(1)	4.75	10/15/28	40,000	38,567
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	40,000	33,535
Option Care Health, Inc.(1)	4.38	10/31/29	30,000	28,680
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	110,000	95,251
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	7.88	05/15/34	25,000	22,414
Owens & Minor, Inc.(1)	4.50	03/31/29	20,000	17,314
Owens & Minor, Inc.(1)	6.63	04/01/30	45,000	40,563
Paradigm Parent LLC & Paradigm Parent Co.-Issuer, Inc.(1)	8.75	04/17/32	30,000	28,919
				898,731
PIPELINES – 3.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.00	07/15/29	35,000	36,325
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.25	07/15/32	25,000	26,380
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	25,000	25,144
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.38	06/30/33	40,000	39,566
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	8.63	03/15/29	70,000	72,911
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	35,000	36,000
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	35,000	35,375
Genesis Energy LP/Genesis Energy Finance Corp.	7.88	05/15/32	45,000	46,579
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	05/15/33	35,000	36,321
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	40,000	41,756
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	35,000	37,080
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	20,000	20,270
Global Partners LP/GLP Finance Corp.(1)	7.13	07/01/33	30,000	30,487
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	30,000	31,482
Howard Midstream Energy Partners LLC(1)	7.38	07/15/32	40,000	41,393
Howard Midstream Energy Partners LLC(1)	8.88	07/15/28	35,000	36,526
ITT Holdings LLC(1)	6.50	08/01/29	75,000	71,506
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	25,000	26,517
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	55,000	54,480
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	75,000	73,429
Prairie Acquiror LP(1)	9.00	08/01/29	25,000	25,918
Summit Midstream Holdings LLC(1)	8.63	10/31/29	55,000	56,072
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	45,000	44,634
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	03/01/27	30,000	29,926
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	40,000	39,218
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	35,000	34,324
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	50,000	51,346
				1,100,965
REAL ESTATE – 1.0%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	39,400	37,768
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	9.75	04/15/30	35,000	36,481
CoreLogic, Inc.(1)	4.50	05/01/28	45,000	42,455
Five Point Operating Co. LP/Five Point Capital Corp.(1),(3)	10.50	01/15/28	36,791	37,243
Hunt Cos, Inc.(1)	5.25	04/15/29	40,000	39,108

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE – 1.0% (Continued)
Kennedy-Wilson, Inc.	4.75	03/01/29	$35,000	$32,947
Kennedy-Wilson, Inc.	4.75	02/01/30	40,000	36,896
Kennedy-Wilson, Inc.	5.00	03/01/31	35,000	31,937
				294,835
REAL ESTATE INVESTMENT TRUSTS (REITS) – 3.1%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	30,000	28,522
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	20,000	19,502
Blackstone Mortgage Trust, Inc.(1)	7.75	12/01/29	30,000	31,739
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	4.50	04/01/27	27,000	26,251
Hudson Pacific Properties LP	3.25	01/15/30	25,000	20,002
Hudson Pacific Properties LP	3.95	11/01/27	25,000	23,650
Hudson Pacific Properties LP	4.65	04/01/29	30,000	26,188
Hudson Pacific Properties LP	5.95	02/15/28	25,000	23,972
MPT Operating Partnership LP/MPT Finance Corp.(1)	8.50	02/15/32	95,000	98,803
Pebblebrook Hotel LP/PEB Finance Corp.(1)	6.38	10/15/29	25,000	24,952
Rithm Capital Corp.(1)	8.00	04/01/29	50,000	51,126
Rithm Capital Corp.(1)	8.00	07/15/30	30,000	30,564
Service Properties Trust	3.95	01/15/28	25,000	23,330
Service Properties Trust	4.38	02/15/30	25,000	21,208
Service Properties Trust	4.75	10/01/26	25,000	24,619
Service Properties Trust	4.95	02/15/27	25,000	24,417
Service Properties Trust	4.95	10/01/29	30,000	26,417
Service Properties Trust	5.50	12/15/27	25,000	24,675
Service Properties Trust	8.38	06/15/29	45,000	46,669
Service Properties Trust(1)	8.63	11/15/31	60,000	63,951
Service Properties Trust	8.88	06/15/32	30,000	31,397
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	4.75	04/15/28	35,000	33,985
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	10.50	02/15/28	147,000	155,461
XHR LP(1)	4.88	06/01/29	30,000	28,980
XHR LP(1)	6.63	05/15/30	25,000	25,441
				935,821
RETAIL – 5.1%
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	175,000	162,357
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	50,000	48,916
Bath & Body Works, Inc.	6.95	03/01/33	20,000	20,593
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.(1)	9.50	07/01/32	30,000	30,946
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	20,000	18,692
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	20,000	19,491
Cougar JV Subsidiary LLC(1)	8.00	05/15/32	40,000	42,357
eG Global Finance PLC(1)	12.00	11/30/28	70,000	77,433
Evergreen Acqco 1 LP/TVI, Inc.(1)	9.75	04/26/28	24,000	25,018
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	60,000	57,087
Foot Locker, Inc.(1)	4.00	10/01/29	20,000	18,858
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.38	01/15/29	35,000	32,599
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.75	01/15/32	25,000	22,159
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	11.50	08/15/29	40,000	39,740
GYP Holdings III Corp.(1)	4.63	05/01/29	25,000	25,262

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 5.1% (Continued)
Ken Garff Automotive LLC(1)	4.88	09/15/28	$30,000	$29,237
Kohl’s Corp.	5.13	05/01/31	30,000	21,761
Kohl’s Corp.	5.55	07/17/45	25,000	14,185
LCM Investments Holdings II LLC(1)	4.88	05/01/29	60,000	58,355
LCM Investments Holdings II LLC(1)	8.25	08/01/31	50,000	52,903
Michaels Cos, Inc.(1)	5.25	05/01/28	50,000	39,899
Papa John’s International, Inc.(1)	3.88	09/15/29	20,000	19,138
Patrick Industries, Inc.(1)	4.75	05/01/29	20,000	19,383
Patrick Industries, Inc.(1)	6.38	11/01/32	35,000	35,056
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	80,000	78,595
QVC, Inc.	5.45	08/15/34	25,000	11,000
QVC, Inc.	5.95	03/15/43	15,000	6,300
QVC, Inc.(1)	6.88	04/15/29	40,000	18,174
Raising Cane’s Restaurants LLC(1)	9.38	05/01/29	30,000	31,691
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	7.75	10/15/29	30,000	29,432
Staples, Inc.(1)	10.75	09/01/29	150,000	141,399
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	40,000	37,601
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	20,000	19,990
Victoria’s Secret & Co.(1)	4.63	07/15/29	35,000	32,614
Victra Holdings LLC/Victra Finance Corp.(1)	8.75	09/15/29	30,000	31,481
Walgreens Boots Alliance, Inc.	3.20	04/15/30	40,000	38,858
Walgreens Boots Alliance, Inc.	4.10	04/15/50	40,000	34,293
Walgreens Boots Alliance, Inc.	4.50	11/18/34	20,000	19,840
Walgreens Boots Alliance, Inc.	4.65	06/01/46	15,000	14,413
Walgreens Boots Alliance, Inc.	4.80	11/18/44	45,000	44,100
Walgreens Boots Alliance, Inc.	8.13	08/15/29	45,000	48,332
				1,569,538
SEMICONDUCTORS – 0.2%
ams-OSRAM AG(1)	12.25	03/30/29	45,000	48,555

SOFTWARE – 4.6%
Capstone Borrower, Inc.(1)	8.00	06/15/30	55,000	57,221
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	45,000	38,227
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	50,000	41,271
Cloud Software Group, Inc.(1)	6.50	03/31/29	245,000	247,593
Cloud Software Group, Inc.(1)	8.25	06/30/32	115,000	122,542
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	25,000	24,883
CoreWeave, Inc.(1)	9.00	02/01/31	100,000	99,699
CoreWeave, Inc.(1)	9.25	06/01/30	130,000	130,754
Dun & Bradstreet Corp.(1)	5.00	12/15/29	30,000	30,705
Dye & Durham Ltd.(1)	8.63	04/15/29	35,000	36,501
Ellucian Holdings, Inc.(1)	6.50	12/01/29	45,000	45,698
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	30,000	28,393
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	8.75	05/01/29	40,000	40,833
Pagaya US Holdings Co. LLC(1)	8.88	08/01/30	30,000	29,879
Rocket Software, Inc.(1)	9.00	11/28/28	50,000	51,738
SS&C Technologies, Inc.(1)	5.50	09/30/27	130,000	130,135
SS&C Technologies, Inc.(1)	6.50	06/01/32	45,000	46,314

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 4.6% (Continued)
UKG, Inc.(1)	6.88	02/01/31	$160,000	$164,367
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	40,000	37,646
				1,404,399
TELECOMMUNICATIONS – 6.4%
Africell Holding Ltd.(1)	10.50	10/23/29	20,000	19,590
CommScope LLC(1)	4.75	09/01/29	55,000	53,477
CommScope LLC(1)	9.50	12/15/31	65,000	68,513
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	9.00	09/15/29	125,000	126,383
EchoStar Corp.	10.75	11/30/29	345,000	363,821
Frontier Communications Holdings LLC(1)	5.00	05/01/28	90,000	89,964
Frontier Communications Holdings LLC(1)	5.88	10/15/27	75,000	75,066
Frontier Communications Holdings LLC	5.88	11/01/29	45,000	45,506
Frontier Communications Holdings LLC(1)	6.00	01/15/30	55,000	55,698
Frontier Communications Holdings LLC(1)	6.75	05/01/29	65,000	65,674
Frontier Communications Holdings LLC(1)	8.63	03/15/31	55,000	58,318
Frontier Communications Holdings LLC(1)	8.75	05/15/30	75,000	78,569
GCI LLC(1)	4.75	10/15/28	35,000	33,816
GoTo Group, Inc.(1)	5.50	05/01/28	25,000	21,109
Hughes Satellite Systems Corp.	5.25	08/01/26	45,000	41,523
Iliad Holding SASU(1)	7.00	10/15/28	55,000	55,877
Iliad Holding SASU(1)	7.00	04/15/32	50,000	51,382
Iliad Holding SASU(1)	8.50	04/15/31	65,000	69,774
Level 3 Financing, Inc.(1)	6.88	06/30/33	125,000	126,761
Level 3 Financing, Inc.(1)	10.75	12/15/30	40,000	45,150
Level 3 Financing, Inc.(1)	11.00	11/15/29	90,476	102,693
Lumen Technologies, Inc.(1)	4.13	04/15/29	20,000	19,578
Lumen Technologies, Inc.(1)	4.13	04/15/30	15,000	14,685
Lumen Technologies, Inc.(1)	10.00	10/15/32	35,000	35,437
Sunrise Hold Co. IV BV(1)	5.50	01/15/28	20,000	19,894
Windstream Services LLC/Windstream Escrow Finance Corp.(1)	8.25	10/01/31	135,000	141,427
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	95,000	90,454
				1,970,139
TRANSPORTATION – 0.4%
Beacon Mobility Corp.(1)	7.25	08/01/30	35,000	35,684
Star Leasing Co. LLC(1)	7.63	02/15/30	45,000	44,431
Watco Cos LLC/Watco Finance Corp.(1)	7.13	08/01/32	45,000	46,729
				126,844
TOTAL CORPORATE BONDS (Cost – $29,648,670)				30,048,190

SHORT-TERM INVESTMENTS – 1.3%
TIME DEPOSITS – 1.3%
Sumitomo Mitsui Trust Bank, London	3.68	08/01/25	385,150	385,150
TOTAL SHORT-TERM INVESTMENTS (Cost – $385,150)				385,150

TOTAL INVESTMENTS – 99.3% (Cost – $30,033,820)				$30,433,340
OTHER ASSETS LESS LIABILITIES – 0.7%				214,489
NET ASSETS – 100.0%				$30,647,829

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2025, amounts to $26,788,926 and represents 87.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of July 31, 2025.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx B Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$30,048,190	$–	$30,048,190
Time Deposits	–	385,150	–	385,150
Total Investments	$–	$30,433,340	$–	$30,433,340

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.0%
MEDIA – 0.0%
Beasley Broadcast Group, Inc. Class A*	119	$507
TOTAL COMMON STOCKS (Cost – $1,474)		507

	Rate (%)	Maturity	Face Amount
CORPORATE BONDS – 97.6%
ADVERTISING – 2.2%
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	$1,525,000	1,390,748
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	1,439,000	1,360,213
CMG Media Corp.(1)	8.88	06/18/29	825,000	802,479
				3,553,440
AEROSPACE/DEFENSE – 0.6%
Spirit AeroSystems, Inc.	4.60	06/15/28	1,005,000	989,568

APPAREL – 0.4%
Wolverine World Wide, Inc.(1)	4.00	08/15/29	790,000	712,921

AUTO MANUFACTURERS – 0.4%
PM General Purchaser LLC(1)	9.50	10/01/28	935,000	731,637

AUTO PARTS & EQUIPMENT – 0.8%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	935,000	739,109
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	860,000	591,733
				1,330,842
BIOTECHNOLOGY – 0.3%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	646,000	496,246

BUILDING MATERIALS – 1.0%
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	435,000	320,727
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	840,000	638,469
Wilsonart LLC(1)	11.00	08/15/32	715,000	658,839
				1,618,035
CHEMICALS – 3.4%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	660,000	660,914
Innophos Holdings, Inc.(1)	11.50	06/15/29	655,000	663,705
Mativ Holdings, Inc.(1)	8.00	10/01/29	577,000	521,066
Olympus Water US Holding Corp.(1)	6.25	10/01/29	570,000	546,536
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	1,005,000	994,365
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	1,085,000	695,491
WR Grace Holdings LLC(1)	5.63	08/15/29	1,655,000	1,527,125
				5,609,202
COAL – 0.3%
Coronado Finance Pty Ltd.(1)	9.25	10/01/29	575,000	439,875

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 4.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	$1,385,000	$1,349,179
Deluxe Corp.(1)	8.00	06/01/29	675,000	648,283
Garda World Security Corp.(1)	6.00	06/01/29	725,000	712,851
Garda World Security Corp.(1)	8.25	08/01/32	790,000	815,360
Garda World Security Corp.(1)	8.38	11/15/32	1,445,000	1,489,804
Hertz Corp.(1)	4.63	12/01/26	710,000	642,743
Hertz Corp.(1)	5.00	12/01/29	1,446,000	1,016,922
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	1,035,000	1,023,598
Signal Parent, Inc.(1)	6.13	04/01/29	396,000	142,560
				7,841,300
COMPUTERS – 2.3%
Ahead DB Holdings LLC(1)	6.63	05/01/28	575,000	579,307
McAfee Corp.(1)	7.38	02/15/30	2,915,000	2,705,861
Virtusa Corp.(1)	7.13	12/15/28	500,000	478,252
				3,763,420
DISTRIBUTION/WHOLESALE – 0.4%
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	713,000	698,652

DIVERSIFIED FINANCIAL SERVICES – 3.7%
Aretec Group, Inc.(1)	7.50	04/01/29	575,000	575,512
Armor Holdco, Inc.(1)	8.50	11/15/29	504,000	484,764
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	580,000	506,582
Cobra Acquisition Co. LLC(1)	12.25	11/01/29	352,000	366,520
Hightower Holding LLC(1)	6.75	04/15/29	410,000	408,296
Hightower Holding LLC(1)	9.13	01/31/30	580,000	619,298
LD Holdings Group LLC(1)	6.13	04/01/28	715,000	613,791
LD Holdings Group LLC(1)	8.75	11/01/27	487,000	458,827
Osaic Holdings, Inc.(1)	8.00	08/01/33	575,000	584,774
Osaic Holdings, Inc.(1)	10.75	08/01/27	595,000	595,000
PHH Escrow Issuer LLC/PHH Corp.(1)	9.88	11/01/29	731,000	733,061
				5,946,425
ENGINEERING & CONSTRUCTION – 1.4%
Brand Industrial Services, Inc.(1)	10.38	08/01/30	2,075,000	1,885,974
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	465,000	440,861
				2,326,835
ENTERTAINMENT – 2.6%
Affinity Interactive(1)	6.88	12/15/27	785,000	433,155
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	888,000	346,320
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	1,345,000	1,147,319
Motion Bondco DAC(1)	6.63	11/15/27	585,000	555,512
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	1,085,000	652,356
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	1,060,000	653,225
Starz Capital Holdings LLC(1)	5.50	04/15/29	470,000	389,653
				4,177,540

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 0.9%
Madison IAQ LLC(1)	5.88	06/30/29	$1,485,000	$1,447,136

FOOD – 2.5%
B&G Foods, Inc.	5.25	09/15/27	760,000	675,677
C&S Group Enterprises LLC(1)	5.00	12/15/28	575,000	514,812
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	720,000	751,050
Fiesta Purchaser, Inc.(1)	9.63	09/15/32	645,000	683,229
TreeHouse Foods, Inc.	4.00	09/01/28	725,000	671,297
United Natural Foods, Inc.(1)	6.75	10/15/28	720,000	717,609
				4,013,674
FOOD SERVICE – 0.6%
TKC Holdings, Inc.(1)	10.50	05/15/29	970,000	997,427

HEALTHCARE-SERVICES – 4.5%
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	1,770,000	1,252,736
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	1,795,000	1,397,192
LifePoint Health, Inc.(1)	5.38	01/15/29	730,000	686,828
LifePoint Health, Inc.(1)	10.00	06/01/32	1,155,000	1,200,489
MPH Acquisition Holdings LLC(1)	5.75	12/31/30	1,095,000	903,298
Surgery Center Holdings, Inc.(1)	7.25	04/15/32	1,155,000	1,189,023
Team Health Holdings, Inc.(1)	8.38	06/30/28	615,000	618,527
				7,248,093
HOME FURNISHINGS – 1.0%
FXI Holdings, Inc.(1)	12.25	11/15/26	1,140,000	1,023,150
FXI Holdings, Inc.(1)	12.25	11/15/26	622,000	559,026
				1,582,176
HOUSEHOLD PRODUCTS/WARES – 0.3%
Kronos Acquisition Holdings, Inc.(1)	10.75	06/30/32	645,000	434,127

INSURANCE – 8.5%
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	720,000	702,900
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	1,352,000	1,400,329
Acrisure LLC/Acrisure Finance, Inc.(1)	8.50	06/15/29	707,000	738,146
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	575,000	566,695
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	10/15/27	1,675,000	1,677,853
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.38	10/01/32	885,000	910,866
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.(1)	7.50	07/15/33	505,000	506,946
Ardonagh Group Finance Ltd.(1)	8.88	02/15/32	2,215,000	2,331,332
AssuredPartners, Inc.(1)	5.63	01/15/29	790,000	789,142
AssuredPartners, Inc.(1)	7.50	02/15/32	725,000	774,707
BroadStreet Partners, Inc.(1)	5.88	04/15/29	1,045,000	1,038,924
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	8.13	02/15/32	720,000	750,483
Jones Deslauriers Insurance Management, Inc.(1)	10.50	12/15/30	715,000	760,494
USI, Inc./NY(1)	7.50	01/15/32	895,000	946,066
				13,894,883

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 1.7%
Arches Buyer, Inc.(1)	6.13	12/01/28	$720,000	$687,779
Cablevision Lightpath LLC(1)	5.63	09/15/28	600,000	598,582
Millennium Escrow Corp.(1)	6.63	08/01/26	1,125,000	1,062,303
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	710,000	435,017
				2,783,681
IRON/STEEL – 0.5%
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	794,000	864,833

LEISURE TIME – 0.4%
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	740,000	614,098

LODGING – 0.4%
Full House Resorts, Inc.(1)	8.25	02/15/28	590,000	571,607

MACHINERY-DIVERSIFIED – 1.6%
GrafTech Finance, Inc.(1)	4.63	12/23/29	730,000	522,184
GrafTech Global Enterprises, Inc.(1)	9.88	12/23/29	630,000	557,569
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	720,000	763,775
SPX FLOW, Inc.(1)	8.75	04/01/30	717,000	741,196
				2,584,724
MEDIA – 9.9%
AMC Networks, Inc.	4.25	02/15/29	410,000	328,619
CSC Holdings LLC(1)	3.38	02/15/31	345,000	226,026
CSC Holdings LLC(1)	4.13	12/01/30	395,000	265,952
CSC Holdings LLC(1)	4.50	11/15/31	549,000	366,304
CSC Holdings LLC(1)	5.38	02/01/28	345,000	317,574
CSC Holdings LLC(1)	5.50	04/15/27	460,000	445,626
CSC Holdings LLC(1)	6.50	02/01/29	610,000	482,502
CSC Holdings LLC(1)	11.25	05/15/28	365,000	367,263
CSC Holdings LLC(1)	11.75	01/31/29	763,700	714,834
Cumulus Media New Holdings, Inc.(1)	8.00	07/01/29	421,000	114,722
DISH DBS Corp.	5.13	06/01/29	725,000	538,996
DISH DBS Corp.(1)	5.25	12/01/26	1,322,000	1,245,605
DISH DBS Corp.(1)	5.75	12/01/28	1,195,000	1,068,996
DISH DBS Corp.	7.38	07/01/28	486,000	373,491
Gray Media, Inc.(1)	4.75	10/15/30	995,000	745,006
Gray Media, Inc.(1)	5.38	11/15/31	1,675,000	1,237,772
Gray Media, Inc.(1)	9.63	07/15/32	1,175,000	1,186,152
iHeartCommunications, Inc.(1)	4.75	01/15/28	400,000	332,291
iHeartCommunications, Inc.(1)	7.75	08/15/30	939,100	734,702
iHeartCommunications, Inc.(1)	9.13	05/01/29	1,039,750	871,190
iHeartCommunications, Inc.(1)	10.88	05/01/30	983,000	489,347
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	915,000	930,840
Scripps Escrow II, Inc.(1)	5.38	01/15/31	565,000	416,083
Scripps Escrow, Inc.(1)	5.88	07/15/27	600,000	599,803
Sinclair Television Group, Inc.(1)	5.13	02/15/27	85,000	82,019

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 9.9% (Continued)
Sinclair Television Group, Inc.(1)	5.50	03/01/30	$635,000	$527,244
Sinclair Television Group, Inc.(1)	9.75	02/15/33	595,000	650,038
Urban One, Inc.(1)	7.38	02/01/28	705,000	412,728
				16,071,725
METAL FABRICATE/HARDWARE – 0.3%
Park-Ohio Industries, Inc.	6.63	04/15/27	505,000	505,246

OIL & GAS – 3.4%
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	460,000	455,118
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	460,000	441,943
Global Marine, Inc.	7.00	06/01/28	379,000	352,066
Nabors Industries Ltd.(1)	7.50	01/15/28	550,000	508,057
Nabors Industries, Inc.(1)	8.88	08/15/31	793,000	636,524
Transocean, Inc.	6.80	03/15/38	615,000	461,963
Transocean, Inc.	7.50	04/15/31	425,000	370,436
Transocean, Inc.(1)	8.00	02/01/27	660,000	655,719
Transocean, Inc.(1)	8.25	05/15/29	910,000	860,328
Transocean, Inc.(1)	8.50	05/15/31	912,000	838,777
				5,580,931
OIL & GAS SERVICES – 0.1%
Nine Energy Service, Inc.	13.00	02/01/28	395,000	186,914

PACKAGING & CONTAINERS – 5.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	1,515,000	1,381,238
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	1,755,000	1,734,598
Graham Packaging Co., Inc.(1)	7.13	08/15/28	722,000	721,492
Iris Holding, Inc.(1)	10.00	12/15/28	575,000	535,918
LABL, Inc.(1)	8.25	11/01/29	670,000	530,610
LABL, Inc.(1)	10.50	07/15/27	975,000	920,073
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	1,940,000	1,921,949
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	885,000	947,874
Trivium Packaging Finance BV(1)	12.25	01/15/31	870,000	914,249
				9,608,001
PHARMACEUTICALS – 2.0%
Bausch Health Americas, Inc.(1)	8.50	01/31/27	338,000	335,353
Bausch Health Cos, Inc.(1)	4.88	06/01/28	790,000	699,964
Bausch Health Cos, Inc.(1)	5.00	01/30/28	200,000	167,812
Bausch Health Cos, Inc.(1)	5.00	02/15/29	205,000	145,742
Bausch Health Cos, Inc.(1)	5.25	01/30/30	400,000	257,634
Bausch Health Cos, Inc.(1)	5.25	02/15/31	245,000	149,227
Bausch Health Cos, Inc.(1)	6.25	02/15/29	400,000	290,500
Bausch Health Cos, Inc.(1)	7.25	05/30/29	170,000	125,269
Bausch Health Cos, Inc.(1)	11.00	09/30/28	880,000	905,031
Bausch Health Cos, Inc.(1)	14.00	10/15/30	160,000	144,657
				3,221,189

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 1.3%
NFE Financing LLC(1)	12.00	11/15/29	$3,940,000	$1,399,725
TransMontaigne Partners LLC(1)	8.50	06/15/30	720,000	753,284
				2,153,009
REAL ESTATE – 0.8%
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	645,000	542,238
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	810,000	724,107
				1,266,345
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.6%
Diversified Healthcare Trust	4.38	03/01/31	720,000	602,564
Diversified Healthcare Trust	4.75	02/15/28	725,000	671,842
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	1,460,000	995,183
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	1,010,000	768,711
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	1,570,000	1,441,759
Office Properties Income Trust(1)	3.25	03/15/27	596,210	491,946
Office Properties Income Trust(1)	9.00	03/31/29	446,000	443,986
Office Properties Income Trust(1)	9.00	09/30/29	810,000	603,450
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	965,000	914,064
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	6.50	02/15/29	1,500,000	1,460,531
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	8.63	06/15/32	785,000	796,963
				9,190,999
RETAIL – 6.4%
Arko Corp.(1)	5.13	11/15/29	645,000	529,643
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	1,185,000	1,095,336
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	1,805,000	1,699,603
Foundation Building Materials, Inc.(1)	6.00	03/01/29	576,000	540,764
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	580,000	338,987
LBM Acquisition LLC(1)	6.25	01/15/29	1,045,000	917,923
Liberty Interactive LLC	8.25	02/01/30	715,000	100,186
Liberty Interactive LLC	8.50	07/15/29	370,000	52,725
Michaels Cos, Inc.(1)	7.88	05/01/29	1,395,000	932,241
Park River Holdings, Inc.(1)	5.63	02/01/29	480,000	414,651
Park River Holdings, Inc.(1)	6.75	08/01/29	420,000	367,996
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	1,660,000	1,626,613
Staples, Inc.(1)	12.75	01/15/30	1,185,847	835,387
White Capital Buyer LLC(1)	6.88	10/15/28	919,000	917,305
				10,369,360
SOFTWARE – 4.6%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	3,190,000	3,138,487
Cloud Software Group, Inc.(1)	9.00	09/30/29	3,035,000	3,143,019
Rackspace Finance LLC(1)	3.50	05/15/28	435,000	209,887
Rocket Software, Inc.(1)	6.50	02/15/29	830,000	807,828
West Technology Group LLC(1)	8.50	04/10/27	585,000	163,069
				7,462,290

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 8.9%
Altice Financing SA(1)	5.00	01/15/28	$1,315,000	$1,055,254
Altice Financing SA(1)	5.75	08/15/29	2,255,000	1,729,362
Altice Financing SA(1)	9.63	07/15/27	413,000	378,334
CommScope LLC(1)	7.13	07/01/28	880,000	871,684
CommScope LLC(1)	8.25	03/01/27	1,220,000	1,226,082
CommScope Technologies LLC(1)	5.00	03/15/27	1,085,000	1,063,478
GoTo Group, Inc.(1)	5.50	05/01/28	556,349	190,549
Hughes Satellite Systems Corp.	6.63	08/01/26	1,055,000	799,174
Level 3 Financing, Inc.(1)	3.63	01/15/29	320,000	273,600
Level 3 Financing, Inc.(1)	3.75	07/15/29	400,000	337,324
Level 3 Financing, Inc.(1)	3.88	10/15/30	490,000	422,625
Level 3 Financing, Inc.(1)	4.00	04/15/31	510,000	441,150
Level 3 Financing, Inc.(1)	4.50	04/01/30	803,000	726,715
Level 3 Financing, Inc.(1)	4.88	06/15/29	665,000	626,762
Level 3 Financing, Inc.(1)	10.00	10/15/32	389,340	392,071
Lumen Technologies, Inc.(1)	4.50	01/15/29	435,000	395,522
Lumen Technologies, Inc.	7.60	09/15/39	505,000	433,037
Lumen Technologies, Inc.	7.65	03/15/42	410,000	341,024
Viasat, Inc.(1)	6.50	07/15/28	565,000	533,145
Viasat, Inc.(1)	7.50	05/30/31	1,070,000	932,995
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	1,520,000	1,377,722
				14,547,609
TRANSPORTATION – 0.9%
Brightline East LLC(1)	11.00	01/31/30	1,605,000	1,044,847
Carriage Purchaser, Inc.(1)	7.88	10/15/29	410,000	380,566
				1,425,413
TOTAL CORPORATE BONDS (Cost – $159,762,698)				158,861,428

SHORT-TERM INVESTMENTS – 2.5%
TIME DEPOSITS – 2.5%
JP Morgan Chase, New York	3.68	08/01/25	4,033,290	4,033,290
TOTAL SHORT-TERM INVESTMENTS (Cost – $4,033,290)				4,033,290

TOTAL INVESTMENTS – 100.1% (Cost – $163,797,462)				$162,895,225
OTHER ASSETS LESS LIABILITIES – (0.1)%				(167,004)
NET ASSETS – 100.0%				$162,728,221

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2025, amounts to $147,200,950 and represents 90.5% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$507	$–	$–	$507
Corporate Bonds	–	158,861,428	–	158,861,428
Time Deposits	–	4,033,290	–	4,033,290
Total Investments	$507	$162,894,718	$–	$162,895,225

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.5%
ADVERTISING – 0.2%
Interpublic Group of Cos, Inc.	4.65	10/01/28	$80,000	$80,068
Interpublic Group of Cos, Inc.	4.75	03/30/30	80,000	80,082
Omnicom Group, Inc.	2.45	04/30/30	85,000	77,020
Omnicom Group, Inc.	4.20	06/01/30	80,000	78,326
				315,496
AEROSPACE/DEFENSE – 2.8%
Boeing Co.	2.70	02/01/27	125,000	121,429
Boeing Co.	2.95	02/01/30	105,000	97,565
Boeing Co.	3.20	03/01/29	115,000	109,566
Boeing Co.	3.25	02/01/28	165,000	159,797
Boeing Co.	5.04	05/01/27	285,000	286,688
Boeing Co.	5.15	05/01/30	620,000	630,107
Boeing Co.	6.26	05/01/27	135,000	138,498
Boeing Co.	6.30	05/01/29	200,000	211,176
HEICO Corp.	5.25	08/01/28	90,000	91,806
Howmet Aerospace, Inc.	3.00	01/15/29	100,000	95,463
Howmet Aerospace, Inc.	5.90	02/01/27	75,000	76,525
L3Harris Technologies, Inc.	3.85	12/15/26	75,000	74,397
L3Harris Technologies, Inc.	4.40	06/15/28	115,000	115,043
L3Harris Technologies, Inc.	4.40	06/15/28	105,000	104,976
L3Harris Technologies, Inc.	5.05	06/01/29	105,000	106,999
L3Harris Technologies, Inc.	5.40	01/15/27	165,000	167,041
Northrop Grumman Corp.	3.20	02/01/27	110,000	108,107
Northrop Grumman Corp.	3.25	01/15/28	275,000	268,139
Northrop Grumman Corp.	4.40	05/01/30	110,000	109,864
Northrop Grumman Corp.	4.60	02/01/29	60,000	60,560
Northrop Grumman Corp.	4.65	07/15/30	70,000	70,493
RTX Corp.	2.25	07/01/30	130,000	117,154
RTX Corp.	2.65	11/01/26	95,000	92,979
RTX Corp.	3.13	05/04/27	140,000	137,045
RTX Corp.	3.50	03/15/27	140,000	138,083
RTX Corp.	4.13	11/16/28	415,000	412,189
RTX Corp.	5.75	11/08/26	175,000	177,631
RTX Corp.	5.75	01/15/29	80,000	83,480
				4,362,800
AGRICULTURE – 1.4%
Altria Group, Inc.	2.63	09/16/26	75,000	73,458
Altria Group, Inc.	3.40	05/06/30	95,000	89,904
Altria Group, Inc.	4.80	02/14/29	265,000	267,022
Altria Group, Inc.	4.88	02/04/28	60,000	60,579
Altria Group, Inc.	6.20	11/01/28	75,000	78,769
BAT Capital Corp.	2.26	03/25/28	235,000	222,011
BAT Capital Corp.	3.22	09/06/26	125,000	123,306
BAT Capital Corp.	3.46	09/06/29	65,000	62,406
BAT Capital Corp.	3.56	08/15/27	310,000	304,376
BAT Capital Corp.	4.70	04/02/27	120,000	120,296

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AGRICULTURE – 1.4% (Continued)
BAT Capital Corp.	4.91	04/02/30	$135,000	$136,400
BAT International Finance PLC	4.45	03/16/28	150,000	149,536
BAT International Finance PLC	5.93	02/02/29	145,000	151,543
Bunge Ltd. Finance Corp.	3.25	08/15/26	100,000	98,734
Bunge Ltd. Finance Corp.	3.75	09/25/27	85,000	83,971
Bunge Ltd. Finance Corp.	4.20	09/17/29	115,000	113,406
				2,135,717
AIRLINES – 0.4%
Delta Air Lines, Inc.	4.95	07/10/28	180,000	180,977
Delta Air Lines, Inc.	5.25	07/10/30	120,000	121,236
Southwest Airlines Co.	2.63	02/10/30	55,000	50,054
Southwest Airlines Co.	5.13	06/15/27	238,000	239,626
				591,893
APPAREL – 0.1%
PVH Corp.	5.50	06/13/30	60,000	60,460
Tapestry, Inc.	5.10	03/11/30	105,000	106,416
				166,876
AUTO MANUFACTURERS – 4.9%
Ford Motor Co.	4.35	12/08/26	215,000	213,606
Ford Motor Credit Co. LLC	2.70	08/10/26	210,000	204,872
Ford Motor Credit Co. LLC	2.90	02/16/28	80,000	75,121
Ford Motor Credit Co. LLC	2.90	02/10/29	125,000	113,841
Ford Motor Credit Co. LLC	3.82	11/02/27	105,000	101,528
Ford Motor Credit Co. LLC	4.13	08/17/27	155,000	151,126
Ford Motor Credit Co. LLC	4.27	01/09/27	125,000	123,163
Ford Motor Credit Co. LLC	4.54	08/01/26	90,000	89,334
Ford Motor Credit Co. LLC	4.95	05/28/27	200,000	198,394
Ford Motor Credit Co. LLC	5.11	05/03/29	210,000	205,441
Ford Motor Credit Co. LLC	5.13	11/05/26	150,000	149,657
Ford Motor Credit Co. LLC	5.30	09/06/29	120,000	117,962
Ford Motor Credit Co. LLC	5.80	03/05/27	185,000	186,173
Ford Motor Credit Co. LLC	5.80	03/08/29	215,000	215,487
Ford Motor Credit Co. LLC	5.85	05/17/27	220,000	221,520
Ford Motor Credit Co. LLC	5.88	11/07/29	180,000	180,571
Ford Motor Credit Co. LLC	5.92	03/20/28	125,000	126,003
Ford Motor Credit Co. LLC	6.80	11/07/28	205,000	212,228
Ford Motor Credit Co. LLC	6.80	05/12/28	220,000	227,114
Ford Motor Credit Co. LLC	7.20	06/10/30	120,000	126,205
Ford Motor Credit Co. LLC	7.35	11/04/27	210,000	217,568
Ford Motor Credit Co. LLC	7.35	03/06/30	155,000	163,961
General Motors Co.	4.20	10/01/27	105,000	104,081
General Motors Co.	5.00	10/01/28	90,000	90,776
General Motors Co.	5.35	04/15/28	90,000	91,505
General Motors Co.	5.40	10/15/29	150,000	153,462
General Motors Co.	5.63	04/15/30	110,000	112,849
General Motors Co.	6.80	10/01/27	145,000	150,813
General Motors Financial Co., Inc.	2.35	02/26/27	135,000	130,462

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 4.9% (Continued)
General Motors Financial Co., Inc.	2.40	04/10/28	$130,000	$122,791
General Motors Financial Co., Inc.	2.40	10/15/28	145,000	135,372
General Motors Financial Co., Inc.	2.70	08/20/27	140,000	134,771
General Motors Financial Co., Inc.	3.60	06/21/30	150,000	141,069
General Motors Financial Co., Inc.	4.00	10/06/26	115,000	114,109
General Motors Financial Co., Inc.	4.30	04/06/29	145,000	142,418
General Motors Financial Co., Inc.	4.35	01/17/27	180,000	179,184
General Motors Financial Co., Inc.	4.90	10/06/29	125,000	124,878
General Motors Financial Co., Inc.	5.00	04/09/27	155,000	155,826
General Motors Financial Co., Inc.	5.00	07/15/27	85,000	85,487
General Motors Financial Co., Inc.	5.05	04/04/28	170,000	171,774
General Motors Financial Co., Inc.	5.35	07/15/27	155,000	157,012
General Motors Financial Co., Inc.	5.35	01/07/30	170,000	172,499
General Motors Financial Co., Inc.	5.40	05/08/27	160,000	162,174
General Motors Financial Co., Inc.	5.45	07/15/30	130,000	132,260
General Motors Financial Co., Inc.	5.55	07/15/29	160,000	163,466
General Motors Financial Co., Inc.	5.65	01/17/29	85,000	87,010
General Motors Financial Co., Inc.	5.80	06/23/28	195,000	200,568
General Motors Financial Co., Inc.	5.80	01/07/29	190,000	195,950
General Motors Financial Co., Inc.	5.85	04/06/30	130,000	134,488
General Motors Financial Co., Inc.	6.00	01/09/28	130,000	133,930
				7,501,859
AUTO PARTS & EQUIPMENT – 0.2%
Aptiv Swiss Holdings Ltd.	4.65	09/13/29	75,000	74,606
BorgWarner, Inc.	2.65	07/01/27	145,000	140,197
BorgWarner, Inc.	4.95	08/15/29	70,000	70,776
Lear Corp.	3.80	09/15/27	70,000	68,931
				354,510
BANKS – 8.5%
Banco Bilbao Vizcaya Argentaria SA	6.14	09/14/28	110,000	113,484
Bank of Montreal	3.80	12/15/32	165,000	160,462
Barclays PLC	2.28	11/24/27	240,000	232,867
Barclays PLC	2.65	06/24/31	130,000	117,825
Barclays PLC	4.34	01/10/28	180,000	178,977
Barclays PLC	4.84	05/09/28	265,000	265,628
Barclays PLC	4.84	09/10/28	115,000	115,596
Barclays PLC	4.94	09/10/30	205,000	206,484
Barclays PLC	4.97	05/16/29	250,000	252,379
Barclays PLC	5.09	02/25/29	170,000	171,929
Barclays PLC	5.09	06/20/30	205,000	205,801
Barclays PLC	5.37	02/25/31	250,000	255,464
Barclays PLC	5.50	08/09/28	230,000	234,007
Barclays PLC	5.67	03/12/28	180,000	182,982
Barclays PLC	5.69	03/12/30	280,000	289,023
Barclays PLC	6.49	09/13/29	165,000	173,910
Barclays PLC	6.50	09/13/27	211,000	215,221
Barclays PLC	7.39	11/02/28	215,000	227,466

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 8.5% (Continued)
Citigroup, Inc.	4.13	07/25/28	$280,000	$277,681
Citigroup, Inc.	4.30	11/20/26	140,000	139,514
Citigroup, Inc.	4.45	09/29/27	530,000	528,710
Citigroup, Inc.	5.59	11/19/34	165,000	167,329
Citizens Financial Group, Inc.	3.25	04/30/30	100,000	93,505
Citizens Financial Group, Inc.	5.25	03/05/31	105,000	106,314
Citizens Financial Group, Inc.	5.84	01/23/30	170,000	175,590
Comerica, Inc.	4.00	02/01/29	80,000	78,241
Comerica, Inc.	5.98	01/30/30	145,000	149,184
Deutsche Bank AG/New York, NY	2.31	11/16/27	225,000	218,330
Deutsche Bank AG/New York, NY	2.55	01/07/28	185,000	179,480
Deutsche Bank AG/New York, NY	4.88	12/01/32	140,000	138,786
Deutsche Bank AG/New York, NY	5.00	09/11/30	165,000	166,397
Deutsche Bank AG/New York, NY	5.30	05/09/31	210,000	213,522
Deutsche Bank AG/New York, NY	5.37	01/10/29	170,000	172,862
Deutsche Bank AG/New York, NY	5.71	02/08/28	145,000	147,187
Deutsche Bank AG/New York, NY	5.88	07/08/31	60,000	61,702
Deutsche Bank AG/New York, NY	6.72	01/18/29	220,000	230,460
Deutsche Bank AG/New York, NY	6.82	11/20/29	200,000	212,875
Fifth Third Bancorp	1.71	11/01/27	70,000	67,586
Fifth Third Bancorp	2.55	05/05/27	90,000	87,289
Fifth Third Bancorp	3.95	03/14/28	90,000	88,951
Fifth Third Bancorp	4.77	07/28/30	150,000	150,618
Fifth Third Bancorp	4.90	09/06/30	105,000	105,955
Fifth Third Bancorp	6.34	07/27/29	150,000	157,701
Fifth Third Bancorp	6.36	10/27/28	155,000	161,249
First Citizens BancShares, Inc./NC	5.23	03/12/31	80,000	80,453
First Horizon Corp.	5.51	03/07/31	80,000	81,421
FNB Corp./PA	5.72	12/11/30	75,000	75,573
Goldman Sachs Group, Inc.	5.95	01/15/27	95,000	97,357
HSBC Holdings PLC	4.38	11/23/26	120,000	119,654
Huntington Bancshares, Inc./OH	2.55	02/04/30	90,000	82,367
Huntington Bancshares, Inc./OH	4.44	08/04/28	105,000	104,756
Huntington Bancshares, Inc./OH	5.27	01/15/31	160,000	163,436
Huntington Bancshares, Inc./OH	6.21	08/21/29	165,000	172,622
KeyBank, N.A./Cleveland, OH	5.85	11/15/27	120,000	123,389
KeyCorp	2.25	04/06/27	105,000	101,056
KeyCorp	2.55	10/01/29	100,000	92,379
KeyCorp	4.10	04/30/28	120,000	119,025
KeyCorp	5.12	04/04/31	105,000	106,161
M&T Bank Corp.	4.55	08/16/28	60,000	59,868
M&T Bank Corp.	4.83	01/16/29	65,000	65,419
M&T Bank Corp.	5.18	07/08/31	95,000	96,136
M&T Bank Corp.	7.41	10/30/29	135,000	146,149
Morgan Stanley	3.95	04/23/27	280,000	277,717
Morgan Stanley	4.35	09/08/26	290,000	289,282
NatWest Group PLC	6.48	06/01/34	125,000	130,517
Regions Financial Corp.	1.80	08/12/28	90,000	83,288

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 8.5% (Continued)
Regions Financial Corp.	5.72	06/06/30	$95,000	$98,239
Santander Holdings USA, Inc.	2.49	01/06/28	135,000	130,830
Santander Holdings USA, Inc.	3.24	10/05/26	120,000	118,047
Santander Holdings USA, Inc.	4.40	07/13/27	140,000	139,860
Santander Holdings USA, Inc.	5.35	09/06/30	145,000	147,629
Santander Holdings USA, Inc.	5.47	03/20/29	120,000	122,054
Santander Holdings USA, Inc.	5.74	03/20/31	105,000	108,038
Santander Holdings USA, Inc.	6.17	01/09/30	130,000	135,510
Santander Holdings USA, Inc.	6.50	03/09/29	140,000	145,840
Santander Holdings USA, Inc.	6.57	06/12/29	75,000	78,508
Santander UK Group Holdings PLC	2.47	01/11/28	150,000	145,247
Santander UK Group Holdings PLC	3.82	11/03/28	135,000	132,216
Santander UK Group Holdings PLC	4.86	09/11/30	145,000	145,173
Santander UK Group Holdings PLC	5.69	04/15/31	150,000	155,215
Santander UK Group Holdings PLC	6.53	01/10/29	180,000	187,445
Synchrony Bank	5.63	08/23/27	85,000	86,494
Synovus Bank/Columbus, GA	5.63	02/15/28	65,000	65,828
Synovus Financial Corp.	6.17	11/01/30	70,000	72,028
Toronto-Dominion Bank	3.63	09/15/31	215,000	212,207
Truist Financial Corp.	3.88	03/19/29	90,000	87,769
Zions Bancorp, N.A.	3.25	10/29/29	65,000	59,782
				13,118,507
BEVERAGES – 1.0%
Coca-Cola Consolidated, Inc.	5.25	06/01/29	90,000	92,326
Constellation Brands, Inc.	2.88	05/01/30	85,000	78,610
Constellation Brands, Inc.	3.15	08/01/29	125,000	118,671
Constellation Brands, Inc.	3.50	05/09/27	65,000	63,943
Constellation Brands, Inc.	3.60	02/15/28	105,000	102,966
Constellation Brands, Inc.	3.70	12/06/26	75,000	74,226
Constellation Brands, Inc.	4.35	05/09/27	90,000	89,753
Constellation Brands, Inc.	4.65	11/15/28	65,000	65,312
Constellation Brands, Inc.	4.80	05/01/30	60,000	60,314
Keurig Dr Pepper, Inc.	3.20	05/01/30	105,000	98,611
Keurig Dr Pepper, Inc.	3.95	04/15/29	140,000	137,387
Keurig Dr Pepper, Inc.	4.35	05/15/28	60,000	59,920
Keurig Dr Pepper, Inc.	4.60	05/25/28	155,000	155,705
Keurig Dr Pepper, Inc.	4.60	05/15/30	65,000	65,005
Keurig Dr Pepper, Inc.	5.05	03/15/29	120,000	122,177
Keurig Dr Pepper, Inc.	5.10	03/15/27	100,000	100,993
				1,485,919
BIOTECHNOLOGY – 1.7%
Amgen, Inc.	1.65	08/15/28	175,000	161,590
Amgen, Inc.	2.20	02/21/27	235,000	227,340
Amgen, Inc.	2.45	02/21/30	185,000	169,122
Amgen, Inc.	2.60	08/19/26	175,000	171,746
Amgen, Inc.	3.00	02/22/29	115,000	109,626
Amgen, Inc.	3.20	11/02/27	140,000	136,468

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BIOTECHNOLOGY – 1.7% (Continued)
Amgen, Inc.	4.05	08/18/29	$170,000	$167,507
Amgen, Inc.	5.15	03/02/28	500,000	509,339
Amgen, Inc.	5.25	03/02/30	360,000	370,130
Biogen, Inc.	2.25	05/01/30	205,000	183,978
Illumina, Inc.	4.65	09/09/26	80,000	79,991
Illumina, Inc.	5.75	12/13/27	65,000	66,472
Royalty Pharma PLC	1.75	09/02/27	120,000	113,586
Royalty Pharma PLC	5.15	09/02/29	80,000	81,487
				2,548,382
BUILDING MATERIALS – 1.3%
Amrize Finance US LLC(1)	4.60	04/07/27	80,000	80,064
Amrize Finance US LLC(1)	4.70	04/07/28	105,000	105,595
Amrize Finance US LLC(1)	4.95	04/07/30	130,000	131,401
Carrier Global Corp.	2.49	02/15/27	110,000	107,034
Carrier Global Corp.	2.72	02/15/30	275,000	255,277
CRH SMW Finance DAC	5.13	01/09/30	155,000	158,199
CRH SMW Finance DAC	5.20	05/21/29	95,000	97,424
Fortune Brands Innovations, Inc.	3.25	09/15/29	100,000	94,646
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	5.50	04/19/29	105,000	108,722
Lennox International, Inc.	5.50	09/15/28	60,000	61,638
Martin Marietta Materials, Inc.	2.50	03/15/30	75,000	68,749
Martin Marietta Materials, Inc.	3.50	12/15/27	60,000	58,727
Masco Corp.	1.50	02/15/28	85,000	78,780
Mohawk Industries, Inc.	3.63	05/15/30	80,000	76,528
Mohawk Industries, Inc.	5.85	09/18/28	85,000	88,196
Owens Corning	5.50	06/15/27	75,000	76,309
Trane Technologies Financing Ltd.	3.80	03/21/29	105,000	103,039
Trane Technologies Global Holding Co. Ltd.	3.75	08/21/28	80,000	78,877
Vulcan Materials Co.	3.50	06/01/30	130,000	123,750
Vulcan Materials Co.	4.95	12/01/29	65,000	66,046
				2,019,001
CHEMICALS – 1.3%
Albemarle Corp.	4.65	06/01/27	90,000	89,400
Dow Chemical Co.	4.80	11/30/28	80,000	80,343
Dow Chemical Co.	7.38	11/01/29	96,000	105,270
DuPont de Nemours, Inc.	4.73	11/15/28	315,000	318,873
Eastman Chemical Co.	4.50	12/01/28	60,000	59,936
Eastman Chemical Co.	5.00	08/01/29	95,000	96,123
FMC Corp.	3.20	10/01/26	85,000	83,508
FMC Corp.	3.45	10/01/29	65,000	60,562
LYB International Finance II BV	3.50	03/02/27	75,000	73,693
Mosaic Co.	4.05	11/15/27	110,000	108,806
Nutrien Ltd.	2.95	05/13/30	75,000	69,737
Nutrien Ltd.	4.20	04/01/29	100,000	98,898
Nutrien Ltd.	4.90	03/27/28	100,000	101,146
PPG Industries, Inc.	3.75	03/15/28	105,000	103,479
Sherwin-Williams Co.	2.30	05/15/30	80,000	72,307

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 1.3% (Continued)
Sherwin-Williams Co.	2.95	08/15/29	$105,000	$98,979
Sherwin-Williams Co.	3.45	06/01/27	210,000	206,334
Westlake Corp.	3.60	08/15/26	90,000	89,008
				1,916,402
COMMERCIAL SERVICES – 0.8%
Block Financial LLC	2.50	07/15/28	70,000	65,872
Equifax, Inc.	3.10	05/15/30	90,000	83,957
Equifax, Inc.	4.80	09/15/29	75,000	75,517
Equifax, Inc.	5.10	12/15/27	105,000	106,249
Equifax, Inc.	5.10	06/01/28	105,000	106,673
Global Payments, Inc.	2.15	01/15/27	105,000	101,441
Global Payments, Inc.	2.90	05/15/30	140,000	127,840
Global Payments, Inc.	3.20	08/15/29	165,000	155,220
Global Payments, Inc.	4.95	08/15/27	55,000	55,344
Global Payments, Inc.	5.30	08/15/29	70,000	70,990
GXO Logistics, Inc.	6.25	05/06/29	80,000	83,236
Moody’s Corp.	3.25	01/15/28	65,000	63,512
Quanta Services, Inc.	4.75	08/09/27	80,000	80,533
Verisk Analytics, Inc.	4.13	03/15/29	95,000	94,275
				1,270,659
COMPUTERS – 2.0%
Amdocs Ltd.	2.54	06/15/30	85,000	76,751
CGI, Inc.	1.45	09/14/26	75,000	72,474
CGI, Inc.(1)	4.95	03/14/30	95,000	96,201
Dell International LLC/EMC Corp.	4.35	02/01/30	90,000	89,106
Dell International LLC/EMC Corp.	4.75	04/01/28	145,000	146,218
Dell International LLC/EMC Corp.	4.90	10/01/26	240,000	240,806
Dell International LLC/EMC Corp.	5.00	04/01/30	145,000	147,125
Dell International LLC/EMC Corp.	5.25	02/01/28	133,000	135,789
Dell International LLC/EMC Corp.	5.30	10/01/29	235,000	241,365
Dell International LLC/EMC Corp.	6.20	07/15/30	90,000	96,004
DXC Technology Co.	1.80	09/15/26	80,000	77,496
DXC Technology Co.	2.38	09/15/28	90,000	83,718
Hewlett Packard Enterprise Co.	4.40	09/25/27	170,000	170,006
Hewlett Packard Enterprise Co.	4.45	09/25/26	175,000	174,889
Hewlett Packard Enterprise Co.	4.55	10/15/29	240,000	238,608
Hewlett Packard Enterprise Co.	5.25	07/01/28	80,000	81,967
HP, Inc.	3.00	06/17/27	130,000	126,726
HP, Inc.	3.40	06/17/30	75,000	70,487
HP, Inc.	4.00	04/15/29	135,000	132,160
HP, Inc.	4.75	01/15/28	125,000	126,164
HP, Inc.	5.40	04/25/30	75,000	77,114
Kyndryl Holdings, Inc.	2.05	10/15/26	100,000	96,889
Leidos, Inc.	4.38	05/15/30	105,000	103,163
NetApp, Inc.	2.38	06/22/27	50,000	48,090
NetApp, Inc.	2.70	06/22/30	100,000	90,959
Western Digital Corp.	2.85	02/01/29	65,000	60,533
				3,100,808

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COSMETICS/PERSONAL CARE – 0.3%
Haleon US Capital LLC	3.38	03/24/27	$268,000	$263,621
Haleon US Capital LLC	3.38	03/24/29	130,000	125,614
				389,235
DISTRIBUTION/WHOLESALE – 0.1%
LKQ Corp.	5.75	06/15/28	115,000	117,764

DIVERSIFIED FINANCIAL SERVICES – 6.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10/29/26	515,000	501,608
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.00	10/29/28	490,000	466,494
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.65	07/21/27	130,000	127,893
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.88	01/23/28	80,000	78,720
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.63	10/15/27	75,000	75,056
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.63	09/10/29	170,000	169,633
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.88	04/01/28	95,000	95,760
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.10	01/19/29	125,000	126,974
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.75	06/06/28	145,000	149,449
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.10	01/15/27	110,000	112,137
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.45	04/15/27	215,000	221,206
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.95	03/10/55	115,000	120,154
Air Lease Corp.	1.88	08/15/26	170,000	165,280
Air Lease Corp.	2.10	09/01/28	65,000	60,527
Air Lease Corp.	2.20	01/15/27	90,000	87,125
Air Lease Corp.	3.00	02/01/30	75,000	70,010
Air Lease Corp.	3.25	10/01/29	80,000	76,026
Air Lease Corp.	3.63	04/01/27	60,000	59,255
Air Lease Corp.	3.63	12/01/27	65,000	63,740
Air Lease Corp.	4.63	10/01/28	75,000	75,220
Air Lease Corp.	5.10	03/01/29	75,000	76,396
Air Lease Corp.	5.30	02/01/28	95,000	96,813
Air Lease Corp.	5.85	12/15/27	110,000	113,258
Ally Financial, Inc.	2.20	11/02/28	105,000	96,927
Ally Financial, Inc.	4.75	06/09/27	110,000	110,220
Ally Financial, Inc.	5.54	01/17/31	65,000	65,895
Ally Financial, Inc.	5.74	05/15/29	90,000	91,680
Ally Financial, Inc.	6.85	01/03/30	115,000	121,247
Ally Financial, Inc.	6.99	06/13/29	120,000	126,172
Ally Financial, Inc.	7.10	11/15/27	100,000	105,127
Ares Management Corp.	6.38	11/10/28	60,000	63,243
BGC Group, Inc.(1)	6.15	04/02/30	100,000	101,205
Capital One Financial Corp.	1.88	11/02/27	185,000	178,798
Capital One Financial Corp.	3.27	03/01/30	175,000	167,283
Capital One Financial Corp.	3.65	05/11/27	130,000	128,263
Capital One Financial Corp.	3.75	03/09/27	190,000	188,003
Capital One Financial Corp.	3.80	01/31/28	195,000	192,171
Capital One Financial Corp.	4.10	02/09/27	120,000	119,387
Capital One Financial Corp.	4.93	05/10/28	220,000	221,377
Capital One Financial Corp.	5.25	07/26/30	125,000	127,487
Capital One Financial Corp.	5.46	07/26/30	145,000	149,025

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.1% (Continued)
Capital One Financial Corp.	5.47	02/01/29	$150,000	$153,181
Capital One Financial Corp.	5.70	02/01/30	120,000	123,872
Capital One Financial Corp.	6.31	06/08/29	245,000	255,962
Capital One Financial Corp.	7.15	10/29/27	95,000	97,856
Enact Holdings, Inc.	6.25	05/28/29	105,000	108,600
Jefferies Financial Group, Inc.	4.15	01/23/30	115,000	112,324
Jefferies Financial Group, Inc.	4.85	01/15/27	130,000	130,648
Jefferies Financial Group, Inc.	5.88	07/21/28	140,000	144,853
Lazard Group LLC	4.38	03/11/29	75,000	74,259
Lazard Group LLC	4.50	09/19/28	80,000	79,664
LPL Holdings, Inc.	4.90	04/03/28	75,000	75,479
LPL Holdings, Inc.	5.15	06/15/30	65,000	65,771
LPL Holdings, Inc.	5.20	03/15/30	105,000	106,341
LPL Holdings, Inc.	5.70	05/20/27	65,000	66,097
LPL Holdings, Inc.	6.75	11/17/28	100,000	106,226
Marex Group PLC	5.83	05/08/28	75,000	75,801
Marex Group PLC	6.40	11/04/29	80,000	82,099
Nasdaq, Inc.	5.35	06/28/28	110,000	112,981
Nomura Holdings, Inc.	2.17	07/14/28	140,000	130,745
Nomura Holdings, Inc.	2.33	01/22/27	185,000	178,966
Nomura Holdings, Inc.	2.68	07/16/30	135,000	122,116
Nomura Holdings, Inc.	2.71	01/22/29	65,000	60,884
Nomura Holdings, Inc.	3.10	01/16/30	185,000	172,419
Nomura Holdings, Inc.	4.90	07/01/30	100,000	100,158
Nomura Holdings, Inc.	5.39	07/06/27	55,000	55,766
Nomura Holdings, Inc.	5.59	07/02/27	55,000	56,046
Nomura Holdings, Inc.	5.61	07/06/29	95,000	98,035
Nomura Holdings, Inc.	5.84	01/18/28	80,000	82,273
Nomura Holdings, Inc.	6.07	07/12/28	135,000	140,367
ORIX Corp.	3.70	07/18/27	70,000	68,925
Radian Group, Inc.	6.20	05/15/29	90,000	93,497
Synchrony Financial	3.70	08/04/26	65,000	64,345
Synchrony Financial	3.95	12/01/27	145,000	142,287
Synchrony Financial	5.02	07/29/29	60,000	59,983
Synchrony Financial	5.15	03/19/29	95,000	95,394
Synchrony Financial	5.45	03/06/31	115,000	115,885
Synchrony Financial	5.94	08/02/30	90,000	92,457
				9,444,806
ELECTRIC – 7.9%
AEP Texas, Inc.	2.10	07/01/30	85,000	75,546
AEP Texas, Inc.	5.45	05/15/29	65,000	66,981
AES Corp.	5.45	06/01/28	125,000	127,003
Ameren Corp.	1.95	03/15/27	65,000	62,486
Ameren Corp.	5.00	01/15/29	90,000	91,523
Ameren Corp.	5.70	12/01/26	85,000	86,208
American Electric Power Co., Inc.	3.20	11/13/27	65,000	63,304
American Electric Power Co., Inc.	3.88	02/15/62	95,000	91,798
American Electric Power Co., Inc.	4.30	12/01/28	85,000	84,652

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.9% (Continued)
American Electric Power Co., Inc.	5.20	01/15/29	$150,000	$153,318
American Electric Power Co., Inc.	5.75	11/01/27	70,000	71,865
Avangrid, Inc.	3.80	06/01/29	120,000	117,028
CenterPoint Energy, Inc.	5.40	06/01/29	105,000	108,165
CenterPoint Energy, Inc.	6.70	05/15/55	70,000	71,085
CMS Energy Corp.	4.75	06/01/50	70,000	67,837
Constellation Energy Generation LLC	5.60	03/01/28	95,000	97,900
Dominion Energy, Inc.	3.38	04/01/30	190,000	180,462
Dominion Energy, Inc.	4.60	05/15/28	140,000	140,608
Dominion Energy, Inc.	5.00	06/15/30	125,000	127,187
Dominion Energy, Inc.	6.88	02/01/55	135,000	141,328
DTE Energy Co.	2.85	10/01/26	75,000	73,612
DTE Energy Co.	4.88	06/01/28	125,000	126,369
DTE Energy Co.	4.95	07/01/27	150,000	151,422
DTE Energy Co.	5.10	03/01/29	175,000	178,086
DTE Energy Co.	5.20	04/01/30	150,000	153,375
Duke Energy Corp.	2.45	06/01/30	125,000	113,375
Duke Energy Corp.	2.65	09/01/26	190,000	186,255
Duke Energy Corp.	3.15	08/15/27	105,000	102,583
Duke Energy Corp.	3.25	01/15/82	60,000	57,649
Duke Energy Corp.	3.40	06/15/29	80,000	76,911
Duke Energy Corp.	4.30	03/15/28	130,000	129,808
Duke Energy Corp.	4.85	01/05/27	90,000	90,592
Duke Energy Corp.	4.85	01/05/29	85,000	86,007
Duke Energy Corp.	5.00	12/08/27	80,000	81,101
Edison International	4.13	03/15/28	85,000	82,453
Edison International	5.25	11/15/28	90,000	89,427
Edison International	5.45	06/15/29	60,000	59,631
Edison International	5.75	06/15/27	95,000	95,895
Edison International	6.25	03/15/30	65,000	66,019
Edison International	6.95	11/15/29	85,000	88,699
Enel Americas SA	4.00	10/25/26	70,000	69,501
Enel Chile SA	4.88	06/12/28	145,000	145,900
Entergy Corp.	1.90	06/15/28	100,000	93,523
Entergy Corp.	2.80	06/15/30	75,000	69,090
Entergy Corp.	2.95	09/01/26	105,000	103,143
Entergy Corp.	7.13	12/01/54	160,000	166,053
Evergy, Inc.	2.90	09/15/29	110,000	103,119
Evergy, Inc.	6.65	06/01/55	75,000	75,841
Eversource Energy	2.90	03/01/27	95,000	92,615
Eversource Energy	4.25	04/01/29	55,000	54,364
Eversource Energy	4.60	07/01/27	100,000	100,160
Eversource Energy	5.45	03/01/28	155,000	158,449
Eversource Energy	5.95	02/01/29	110,000	114,687
Exelon Corp.	2.75	03/15/27	75,000	73,044
Exelon Corp.	4.05	04/15/30	170,000	166,801
Exelon Corp.	5.15	03/15/28	135,000	137,339
Exelon Corp.	5.15	03/15/29	95,000	97,219

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.9% (Continued)
FirstEnergy Corp.	2.65	03/01/30	$80,000	$73,396
FirstEnergy Corp.	3.90	07/15/27	210,000	207,447
Fortis, Inc./Canada	3.06	10/04/26	130,000	127,579
Interstate Power & Light Co.	4.10	09/26/28	70,000	69,301
ITC Holdings Corp.	3.35	11/15/27	60,000	58,425
National Grid PLC	5.60	06/12/28	100,000	102,911
NextEra Energy Capital Holdings, Inc.	1.88	01/15/27	130,000	125,305
NextEra Energy Capital Holdings, Inc.	1.90	06/15/28	205,000	191,675
NextEra Energy Capital Holdings, Inc.	2.25	06/01/30	285,000	256,452
NextEra Energy Capital Holdings, Inc.	2.75	11/01/29	125,000	116,657
NextEra Energy Capital Holdings, Inc.	3.50	04/01/29	90,000	86,990
NextEra Energy Capital Holdings, Inc.	3.55	05/01/27	210,000	206,793
NextEra Energy Capital Holdings, Inc.	3.80	03/15/82	80,000	77,049
NextEra Energy Capital Holdings, Inc.	4.63	07/15/27	190,000	190,687
NextEra Energy Capital Holdings, Inc.	4.80	12/01/77	65,000	62,651
NextEra Energy Capital Holdings, Inc.	4.85	02/04/28	115,000	116,250
NextEra Energy Capital Holdings, Inc.	4.90	02/28/28	185,000	187,069
NextEra Energy Capital Holdings, Inc.	4.90	03/15/29	130,000	131,856
NextEra Energy Capital Holdings, Inc.	5.00	02/28/30	80,000	81,556
NextEra Energy Capital Holdings, Inc.	5.05	03/15/30	125,000	127,334
NextEra Energy Capital Holdings, Inc.	5.65	05/01/79	60,000	59,920
NextEra Energy Capital Holdings, Inc.	6.70	09/01/54	145,000	149,737
Pacific Gas & Electric Co.	2.10	08/01/27	145,000	137,877
Pacific Gas & Electric Co.	3.00	06/15/28	105,000	99,857
Pacific Gas & Electric Co.	3.30	12/01/27	155,000	149,797
Pacific Gas & Electric Co.	3.75	07/01/28	120,000	116,487
Pacific Gas & Electric Co.	4.55	07/01/30	420,000	411,810
Pacific Gas & Electric Co.	5.55	05/15/29	105,000	107,038
Pacific Gas & Electric Co.	6.10	01/15/29	130,000	134,441
Public Service Enterprise Group, Inc.	4.90	03/15/30	75,000	75,962
Public Service Enterprise Group, Inc.	5.20	04/01/29	100,000	102,518
Public Service Enterprise Group, Inc.	5.85	11/15/27	105,000	108,284
Public Service Enterprise Group, Inc.	5.88	10/15/28	80,000	83,266
Puget Energy, Inc.	4.10	06/15/30	70,000	67,442
Sempra	3.25	06/15/27	95,000	92,816
Sempra	3.40	02/01/28	145,000	141,120
Sempra	3.70	04/01/29	60,000	58,213
Sempra	4.13	04/01/52	145,000	140,129
Sempra	5.40	08/01/26	65,000	65,442
Sempra	6.88	10/01/54	150,000	151,605
Southern Co.	3.70	04/30/30	140,000	134,999
Southern Co.	3.75	09/15/51	130,000	128,241
Southern Co.	4.85	06/15/28	105,000	106,399
Southern Co.	5.11	08/01/27	105,000	106,614
Southern Co.	5.50	03/15/29	140,000	145,091
Southwestern Electric Power Co.	4.10	09/15/28	75,000	74,178
WEC Energy Group, Inc.	1.38	10/15/27	65,000	60,973
WEC Energy Group, Inc.	2.20	12/15/28	60,000	55,831

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.9% (Continued)
Xcel Energy, Inc.	1.75	03/15/27	$65,000	$62,230
Xcel Energy, Inc.	2.60	12/01/29	65,000	60,081
Xcel Energy, Inc.	3.35	12/01/26	65,000	63,968
Xcel Energy, Inc.	3.40	06/01/30	70,000	66,368
Xcel Energy, Inc.	4.00	06/15/28	105,000	104,017
				12,156,535
ELECTRONICS – 0.7%
Arrow Electronics, Inc.	3.88	01/12/28	60,000	58,808
Arrow Electronics, Inc.	5.15	08/21/29	80,000	81,154
Avnet, Inc.	6.25	03/15/28	70,000	72,627
Flex Ltd.	4.88	06/15/29	105,000	105,507
Flex Ltd.	4.88	05/12/30	80,000	80,082
Jabil, Inc.	3.60	01/15/30	60,000	57,122
Jabil, Inc.	3.95	01/12/28	75,000	73,997
Jabil, Inc.	4.25	05/15/27	70,000	69,615
Keysight Technologies, Inc.	3.00	10/30/29	65,000	60,952
Keysight Technologies, Inc.	4.60	04/06/27	105,000	105,215
Keysight Technologies, Inc.	5.35	07/30/30	100,000	102,885
TD SYNNEX Corp.	1.75	08/09/26	95,000	92,193
TD SYNNEX Corp.	2.38	08/09/28	75,000	70,203
Trimble, Inc.	4.90	06/15/28	90,000	90,981
				1,121,341
ENGINEERING & CONSTRUCTION – 0.1%
Jacobs Engineering Group, Inc.	6.35	08/18/28	90,000	94,205
MasTec, Inc.	5.90	06/15/29	75,000	77,785
				171,990
ENVIRONMENTAL CONTROL – 0.1%
Veralto Corp.	5.35	09/18/28	100,000	102,610
Veralto Corp.	5.50	09/18/26	85,000	85,815
				188,425
FOOD – 2.6%
Ahold Finance USA LLC	6.88	05/01/29	70,000	75,874
Conagra Brands, Inc.	1.38	11/01/27	125,000	116,232
Conagra Brands, Inc.	4.85	11/01/28	180,000	180,784
Conagra Brands, Inc.	5.30	10/01/26	60,000	60,414
General Mills, Inc.	2.88	04/15/30	95,000	88,125
General Mills, Inc.	3.20	02/10/27	100,000	98,239
General Mills, Inc.	4.20	04/17/28	190,000	189,181
General Mills, Inc.	4.70	01/30/27	70,000	70,237
General Mills, Inc.	4.88	01/30/30	100,000	101,270
General Mills, Inc.	5.50	10/17/28	80,000	82,545
Ingredion, Inc.	2.90	06/01/30	70,000	64,683
Ingredion, Inc.	3.20	10/01/26	55,000	54,138
J M Smucker Co.	2.38	03/15/30	60,000	54,629
J M Smucker Co.	3.38	12/15/27	75,000	73,447
J M Smucker Co.	5.90	11/15/28	95,000	99,315

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.6% (Continued)
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	3.00	02/02/29	$90,000	$85,437
Kellanova	2.10	06/01/30	75,000	67,094
Kellanova	3.40	11/15/27	65,000	63,670
Kellanova	4.30	05/15/28	75,000	75,180
Kraft Heinz Foods Co.	3.75	04/01/30	95,000	90,903
Kraft Heinz Foods Co.	3.88	05/15/27	185,000	182,767
Kroger Co.	2.20	05/01/30	65,000	58,657
Kroger Co.	2.65	10/15/26	110,000	107,613
Kroger Co.	3.70	08/01/27	75,000	74,095
Kroger Co.	4.50	01/15/29	80,000	80,490
McCormick & Co., Inc./MD	2.50	04/15/30	55,000	50,276
McCormick & Co., Inc./MD	3.40	08/15/27	105,000	103,089
Mondelez International, Inc.	2.63	03/17/27	105,000	102,105
Mondelez International, Inc.	2.75	04/13/30	95,000	87,869
Mondelez International, Inc.	4.25	05/06/28	105,000	104,722
Mondelez International, Inc.	4.50	05/06/30	75,000	74,718
Mondelez International, Inc.	4.75	02/20/29	70,000	71,014
Sysco Corp.	2.40	02/15/30	65,000	59,299
Sysco Corp.	3.25	07/15/27	95,000	92,974
Sysco Corp.	5.75	01/17/29	75,000	77,993
Sysco Corp.	5.95	04/01/30	140,000	147,600
The Campbell’s Co.	2.38	04/24/30	70,000	63,120
The Campbell’s Co.	4.15	03/15/28	135,000	134,112
The Campbell’s Co.	5.20	03/19/27	65,000	65,756
The Campbell’s Co.	5.20	03/21/29	85,000	86,724
Tyson Foods, Inc.	3.55	06/02/27	190,000	186,752
Tyson Foods, Inc.	4.35	03/01/29	145,000	143,906
Tyson Foods, Inc.	5.40	03/15/29	80,000	82,148
				4,029,196
FOREST PRODUCTS & PAPER – 0.4%
Suzano Austria GmbH	2.50	09/15/28	75,000	69,687
Suzano Austria GmbH	5.00	01/15/30	130,000	129,526
Suzano Austria GmbH	6.00	01/15/29	240,000	246,523
Suzano International Finance BV	5.50	01/17/27	100,000	101,165
				546,901
GAS – 0.5%
National Fuel Gas Co.	5.50	03/15/30	60,000	61,595
NiSource, Inc.	2.95	09/01/29	115,000	108,437
NiSource, Inc.	3.49	05/15/27	135,000	132,747
NiSource, Inc.	3.60	05/01/30	130,000	124,667
NiSource, Inc.	5.20	07/01/29	80,000	81,918
NiSource, Inc.	5.25	03/30/28	133,000	135,790
NiSource, Inc.	6.95	11/30/54	75,000	78,022
Piedmont Natural Gas Co., Inc.	3.50	06/01/29	75,000	72,436
				795,612

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HAND/MACHINE TOOLS – 0.1%
Stanley Black & Decker, Inc.	2.30	03/15/30	$100,000	$89,381
Stanley Black & Decker, Inc.	4.25	11/15/28	70,000	69,572
				158,953
HEALTHCARE-PRODUCTS – 1.8%
Agilent Technologies, Inc.	2.10	06/04/30	75,000	66,968
Agilent Technologies, Inc.	2.75	09/15/29	60,000	56,074
Agilent Technologies, Inc.	4.20	09/09/27	70,000	69,720
Baxter International, Inc.	1.92	02/01/27	180,000	173,239
Baxter International, Inc.	2.27	12/01/28	165,000	153,388
Baxter International, Inc.	2.60	08/15/26	115,000	112,770
DENTSPLY SIRONA, Inc.	3.25	06/01/30	85,000	77,291
Edwards Lifesciences Corp.	4.30	06/15/28	90,000	89,855
GE HealthCare Technologies, Inc.	4.80	08/14/29	120,000	121,411
GE HealthCare Technologies, Inc.	5.65	11/15/27	235,000	241,042
GE HealthCare Technologies, Inc.	5.86	03/15/30	185,000	194,762
Revvity, Inc.	1.90	09/15/28	75,000	69,143
Revvity, Inc.	3.30	09/15/29	115,000	108,709
Solventum Corp.	5.40	03/01/29	205,000	210,985
Solventum Corp.	5.45	02/25/27	145,000	147,276
Stryker Corp.	1.95	06/15/30	120,000	106,803
Stryker Corp.	3.65	03/07/28	80,000	78,811
Stryker Corp.	4.25	09/11/29	90,000	89,513
Stryker Corp.	4.55	02/10/27	75,000	75,324
Stryker Corp.	4.70	02/10/28	115,000	116,093
Stryker Corp.	4.85	12/08/28	85,000	86,431
Stryker Corp.	4.85	02/10/30	130,000	132,205
Zimmer Biomet Holdings, Inc.	4.70	02/19/27	70,000	70,260
Zimmer Biomet Holdings, Inc.	5.05	02/19/30	65,000	66,287
Zimmer Biomet Holdings, Inc.	5.35	12/01/28	80,000	82,269
				2,796,629
HEALTHCARE-SERVICES – 4.2%
Centene Corp.	2.45	07/15/28	305,000	278,347
Centene Corp.	3.38	02/15/30	285,000	256,703
Centene Corp.	4.25	12/15/27	315,000	305,700
Centene Corp.	4.63	12/15/29	485,000	462,175
Cigna Group	2.40	03/15/30	185,000	168,506
Cigna Group	3.05	10/15/27	85,000	82,635
Cigna Group	3.40	03/01/27	175,000	172,267
Cigna Group	4.38	10/15/28	495,000	493,610
Cigna Group	5.00	05/15/29	150,000	152,794
Elevance Health, Inc.	2.25	05/15/30	160,000	143,999
Elevance Health, Inc.	2.88	09/15/29	105,000	98,399
Elevance Health, Inc.	3.65	12/01/27	215,000	211,590
Elevance Health, Inc.	4.10	03/01/28	185,000	183,614
Elevance Health, Inc.	4.75	02/15/30	100,000	100,461
Elevance Health, Inc.	5.15	06/15/29	80,000	81,644
HCA, Inc.	3.13	03/15/27	130,000	127,165

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 4.2% (Continued)
HCA, Inc.	3.38	03/15/29	$85,000	$81,508
HCA, Inc.	4.13	06/15/29	265,000	259,915
HCA, Inc.	4.50	02/15/27	185,000	184,655
HCA, Inc.	5.00	03/01/28	105,000	106,182
HCA, Inc.	5.20	06/01/28	145,000	147,517
HCA, Inc.	5.25	03/01/30	105,000	107,306
HCA, Inc.	5.38	09/01/26	120,000	120,544
HCA, Inc.	5.63	09/01/28	205,000	210,208
HCA, Inc.	5.88	02/01/29	120,000	124,155
Humana, Inc.	1.35	02/03/27	100,000	95,466
Humana, Inc.	3.13	08/15/29	70,000	65,812
Humana, Inc.	3.70	03/23/29	105,000	101,703
Humana, Inc.	3.95	03/15/27	75,000	74,436
Humana, Inc.	4.88	04/01/30	60,000	60,340
Humana, Inc.	5.75	03/01/28	60,000	61,688
Humana, Inc.	5.75	12/01/28	85,000	88,059
Icon Investments Six DAC	5.81	05/08/27	95,000	96,680
Icon Investments Six DAC	5.85	05/08/29	105,000	108,896
IQVIA, Inc.	5.70	05/15/28	120,000	122,990
IQVIA, Inc.	6.25	02/01/29	160,000	167,377
Laboratory Corp. of America Holdings	2.95	12/01/29	75,000	70,280
Laboratory Corp. of America Holdings	3.60	09/01/27	75,000	73,915
Laboratory Corp. of America Holdings	4.35	04/01/30	100,000	99,006
Quest Diagnostics, Inc.	2.95	06/30/30	150,000	139,378
Quest Diagnostics, Inc.	4.20	06/30/29	60,000	59,576
Quest Diagnostics, Inc.	4.63	12/15/29	70,000	70,394
Universal Health Services, Inc.	1.65	09/01/26	85,000	82,166
Universal Health Services, Inc.	4.63	10/15/29	85,000	83,864
				6,383,625
HOME BUILDERS – 0.1%
Lennar Corp.	4.75	11/29/27	105,000	105,352
Lennar Corp.	5.20	07/30/30	95,000	96,811
				202,163
HOME FURNISHINGS – 0.1%
Leggett & Platt, Inc.	3.50	11/15/27	70,000	67,805
Leggett & Platt, Inc.	4.40	03/15/29	70,000	68,375
				136,180
HOUSEHOLD PRODUCTS/WARES – 0.2%
Avery Dennison Corp.	2.65	04/30/30	55,000	50,421
Avery Dennison Corp.	4.88	12/06/28	65,000	65,667
Clorox Co.	1.80	05/15/30	75,000	66,313
Clorox Co.	3.90	05/15/28	75,000	74,263
Clorox Co.	4.40	05/01/29	60,000	60,006
				316,670

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 2.8%
Aegon Ltd.	5.50	04/11/48	$100,000	$100,372
Allstate Corp.	3.28	12/15/26	65,000	63,974
Allstate Corp.	5.05	06/24/29	65,000	66,428
American International Group, Inc.	4.85	05/07/30	90,000	91,275
American National Group, Inc.	5.00	06/15/27	60,000	60,198
American National Group, Inc.	5.75	10/01/29	85,000	86,741
Aon Corp.	2.80	05/15/30	145,000	134,466
Aon Corp.	3.75	05/02/29	90,000	87,832
Aon Corp.	8.21	01/01/27	65,000	68,050
Aon Corp./Aon Global Holdings PLC	2.85	05/28/27	75,000	73,019
Aon North America, Inc.	5.13	03/01/27	90,000	90,912
Aon North America, Inc.	5.15	03/01/29	150,000	153,228
Arthur J Gallagher & Co.	4.60	12/15/27	95,000	95,354
Arthur J Gallagher & Co.	4.85	12/15/29	95,000	95,923
Athene Holding Ltd.	4.13	01/12/28	140,000	138,751
Athene Holding Ltd.	6.15	04/03/30	65,000	68,931
Brighthouse Financial, Inc.	3.70	06/22/27	90,000	87,858
Brighthouse Financial, Inc.	5.63	05/15/30	85,000	85,232
Brown & Brown, Inc.	4.70	06/23/28	65,000	65,219
Brown & Brown, Inc.	4.90	06/23/30	110,000	110,467
CNA Financial Corp.	3.45	08/15/27	60,000	58,902
CNA Financial Corp.	3.90	05/01/29	60,000	58,610
CNO Financial Group, Inc.	5.25	05/30/29	80,000	80,715
Corebridge Financial, Inc.	3.65	04/05/27	170,000	167,522
Corebridge Financial, Inc.	3.85	04/05/29	145,000	141,662
Corebridge Financial, Inc.	6.88	12/15/52	135,000	138,978
Enstar Finance LLC	5.50	01/15/42	75,000	73,933
Enstar Group Ltd.	4.95	06/01/29	80,000	80,322
Equitable Holdings, Inc.	4.35	04/20/28	215,000	214,104
Essent Group Ltd.	6.25	07/01/29	70,000	72,589
F&G Annuities & Life, Inc.	6.50	06/04/29	80,000	82,474
Fairfax Financial Holdings Ltd.	4.63	04/29/30	85,000	84,371
Fairfax Financial Holdings Ltd.	4.85	04/17/28	75,000	75,492
Fidelity National Financial, Inc.	3.40	06/15/30	110,000	102,822
Globe Life, Inc.	4.55	09/15/28	80,000	80,097
Hartford Insurance Group, Inc.	2.80	08/19/29	70,000	65,680
Lincoln National Corp.	3.80	03/01/28	60,000	58,818
MGIC Investment Corp.	5.25	08/15/28	100,000	99,941
Old Republic International Corp.	3.88	08/26/26	65,000	64,486
Prudential Financial, Inc.	4.50	09/15/47	100,000	98,538
Prudential Financial, Inc.	5.70	09/15/48	130,000	132,020
Reinsurance Group of America, Inc.	3.15	06/15/30	90,000	84,177
Reinsurance Group of America, Inc.	3.90	05/15/29	85,000	83,555
Willis North America, Inc.	2.95	09/15/29	105,000	98,502
Willis North America, Inc.	4.50	09/15/28	85,000	85,148
Willis North America, Inc.	4.65	06/15/27	105,000	105,499
				4,313,187

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 0.6%
eBay, Inc.	2.70	03/11/30	$135,000	$124,893
eBay, Inc.	3.60	06/05/27	125,000	123,358
Expedia Group, Inc.	3.25	02/15/30	165,000	155,638
Expedia Group, Inc.	3.80	02/15/28	140,000	137,674
Expedia Group, Inc.	4.63	08/01/27	100,000	100,117
Uber Technologies, Inc.	4.30	01/15/30	160,000	158,784
VeriSign, Inc.	4.75	07/15/27	90,000	89,986
Weibo Corp.	3.38	07/08/30	105,000	97,932
				988,382
INVESTMENT COMPANIES – 2.9%
Apollo Debt Solutions BDC	6.90	04/13/29	145,000	151,554
Ares Capital Corp.	2.88	06/15/27	70,000	67,757
Ares Capital Corp.	2.88	06/15/28	170,000	160,714
Ares Capital Corp.	5.88	03/01/29	140,000	143,208
Ares Capital Corp.	5.95	07/15/29	120,000	123,047
Ares Capital Corp.	7.00	01/15/27	130,000	133,878
Ares Strategic Income Fund(1)	5.45	09/09/28	80,000	79,819
Ares Strategic Income Fund	5.60	02/15/30	100,000	99,743
Ares Strategic Income Fund	5.70	03/15/28	135,000	135,745
Ares Strategic Income Fund	6.35	08/15/29	100,000	102,461
Blackstone Private Credit Fund	2.63	12/15/26	170,000	164,490
Blackstone Private Credit Fund	3.25	03/15/27	145,000	141,145
Blackstone Private Credit Fund	4.00	01/15/29	85,000	82,028
Blackstone Private Credit Fund	7.30	11/27/28	85,000	90,301
Blackstone Secured Lending Fund	2.13	02/15/27	95,000	90,900
Blackstone Secured Lending Fund	2.75	09/16/26	100,000	97,583
Blackstone Secured Lending Fund	2.85	09/30/28	90,000	84,299
Blackstone Secured Lending Fund	5.30	06/30/30	65,000	64,715
Blackstone Secured Lending Fund	5.35	04/13/28	90,000	90,756
Blue Owl Capital Corp.	2.63	01/15/27	65,000	62,652
Blue Owl Capital Corp.	2.88	06/11/28	120,000	111,979
Blue Owl Capital Corp.	5.95	03/15/29	140,000	140,355
Blue Owl Capital Corp.	6.20	07/15/30	65,000	65,629
Blue Owl Credit Income Corp.	5.80	03/15/30	140,000	140,314
Blue Owl Credit Income Corp.	6.60	09/15/29	125,000	128,569
Blue Owl Credit Income Corp.	7.75	09/16/27	75,000	78,440
Blue Owl Credit Income Corp.	7.75	01/15/29	70,000	74,426
Blue Owl Credit Income Corp.	7.95	06/13/28	95,000	100,653
Blue Owl Technology Finance Corp.(1)	6.10	03/15/28	90,000	90,558
Blue Owl Technology Finance Corp.	6.75	04/04/29	85,000	87,082
FS KKR Capital Corp.	3.13	10/12/28	100,000	92,264
FS KKR Capital Corp.	3.25	07/15/27	60,000	57,662
FS KKR Capital Corp.	6.13	01/15/30	100,000	100,354
FS KKR Capital Corp.	6.88	08/15/29	90,000	92,960
Goldman Sachs Private Credit Corp.(1)	6.25	05/06/30	75,000	75,909
Golub Capital BDC, Inc.	2.50	08/24/26	90,000	87,681
Golub Capital BDC, Inc.	6.00	07/15/29	100,000	101,555
Golub Capital Private Credit Fund(1)	5.45	08/15/28	65,000	64,789

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 2.9% (Continued)
Golub Capital Private Credit Fund	5.88	05/01/30	$70,000	$70,291
HPS Corporate Lending Fund	5.45	01/14/28	105,000	105,328
HPS Corporate Lending Fund(1)	5.85	06/05/30	60,000	60,201
HPS Corporate Lending Fund	6.75	01/30/29	75,000	77,699
MSD Investment Corp.(1)	6.25	05/31/30	60,000	60,084
Sixth Street Lending Partners	5.75	01/15/30	85,000	85,209
Sixth Street Lending Partners(1)	6.13	07/15/30	100,000	101,892
Sixth Street Lending Partners	6.50	03/11/29	105,000	108,233
				4,526,911
IRON/STEEL – 0.3%
ArcelorMittal SA	4.25	07/16/29	65,000	64,227
ArcelorMittal SA	6.55	11/29/27	150,000	155,969
Steel Dynamics, Inc.	3.45	04/15/30	100,000	95,014
Vale Overseas Ltd.	3.75	07/08/30	185,000	174,411
				489,621
LEISURE TIME – 0.1%
Polaris, Inc.	6.95	03/15/29	75,000	79,088
Royal Caribbean Cruises Ltd.	3.70	03/15/28	60,000	58,440
				137,528
LODGING – 1.3%
Hyatt Hotels Corp.	5.05	03/30/28	55,000	55,580
Hyatt Hotels Corp.	5.25	06/30/29	100,000	101,765
Hyatt Hotels Corp.	5.75	01/30/27	95,000	96,595
Las Vegas Sands Corp.	3.50	08/18/26	135,000	133,036
Las Vegas Sands Corp.	3.90	08/08/29	110,000	105,081
Las Vegas Sands Corp.	5.63	06/15/28	150,000	152,414
Las Vegas Sands Corp.	5.90	06/01/27	105,000	106,808
Las Vegas Sands Corp.	6.00	08/15/29	65,000	66,868
Las Vegas Sands Corp.	6.00	06/14/30	65,000	66,941
Marriott International, Inc./MD	4.63	06/15/30	130,000	129,917
Marriott International, Inc./MD	4.80	03/15/30	75,000	75,512
Marriott International, Inc./MD	4.88	05/15/29	60,000	60,650
Marriott International, Inc./MD	4.90	04/15/29	110,000	111,439
Marriott International, Inc./MD	5.00	10/15/27	130,000	131,655
Marriott International, Inc./MD	5.55	10/15/28	90,000	92,936
Sands China Ltd.	2.30	03/08/27	85,000	81,927
Sands China Ltd.	2.85	03/08/29	95,000	88,010
Sands China Ltd.	4.38	06/18/30	85,000	82,000
Sands China Ltd.	5.40	08/08/28	263,000	266,215
				2,005,349
MACHINERY-DIVERSIFIED – 1.3%
CNH Industrial Capital LLC	4.50	10/08/27	75,000	74,910
CNH Industrial Capital LLC	4.55	04/10/28	90,000	90,178
CNH Industrial Capital LLC	4.75	03/21/28	65,000	65,320
CNH Industrial Capital LLC	5.10	04/20/29	65,000	66,134
CNH Industrial Capital LLC	5.50	01/12/29	75,000	77,217

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-DIVERSIFIED – 1.3% (Continued)
CNH Industrial NV	3.85	11/15/27	$60,000	$59,289
IDEX Corp.	3.00	05/01/30	75,000	69,712
IDEX Corp.	4.95	09/01/29	65,000	65,784
Ingersoll Rand, Inc.	5.18	06/15/29	85,000	87,086
Ingersoll Rand, Inc.	5.20	06/15/27	90,000	91,187
Ingersoll Rand, Inc.	5.40	08/14/28	75,000	76,951
Nordson Corp.	4.50	12/15/29	85,000	84,644
Otis Worldwide Corp.	2.29	04/05/27	70,000	67,648
Otis Worldwide Corp.	2.57	02/15/30	205,000	188,672
Otis Worldwide Corp.	5.25	08/16/28	110,000	112,579
Regal Rexnord Corp.	6.05	04/15/28	180,000	185,368
Regal Rexnord Corp.	6.30	02/15/30	125,000	131,052
Westinghouse Air Brake Technologies Corp.	3.45	11/15/26	90,000	88,739
Westinghouse Air Brake Technologies Corp.	4.70	09/15/28	175,000	176,024
Westinghouse Air Brake Technologies Corp.	4.90	05/29/30	70,000	70,834
Xylem, Inc./NY	1.95	01/30/28	65,000	61,487
Xylem, Inc./NY	3.25	11/01/26	55,000	54,160
				2,044,975
MEDIA – 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.25	01/15/29	155,000	142,446
Charter Communications Operating LLC/Charter Communications Operating Capital	3.75	02/15/28	145,000	141,806
Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	160,000	158,276
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	03/30/29	175,000	176,133
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	06/01/29	210,000	219,037
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15	11/10/26	160,000	162,446
FactSet Research Systems, Inc.	2.90	03/01/27	65,000	63,490
Fox Corp.	3.50	04/08/30	70,000	66,927
Fox Corp.	4.71	01/25/29	290,000	291,567
Paramount Global	2.90	01/15/27	80,000	77,866
Paramount Global	3.38	02/15/28	60,000	58,020
Paramount Global	4.20	06/01/29	65,000	63,274
Paramount Global	7.88	07/30/30	115,000	128,178
				1,749,466
MINING – 0.2%
AngloGold Ashanti Holdings PLC	3.38	11/01/28	105,000	100,523
Newmont Corp.	2.80	10/01/29	105,000	98,936
Newmont Corp./Newcrest Finance Pty Ltd.	3.25	05/13/30	75,000	71,214
				270,673

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MISCELLANEOUS MANUFACTURER – 0.2%
Carlisle Cos, Inc.	2.75	03/01/30	$105,000	$96,954
Carlisle Cos, Inc.	3.75	12/01/27	95,000	93,499
Teledyne Technologies, Inc.	2.25	04/01/28	95,000	90,021
Textron, Inc.	3.00	06/01/30	95,000	88,118
				368,592
OFFICE/BUSINESS EQUIPMENT – 0.3%
CDW LLC/CDW Finance Corp.	2.67	12/01/26	120,000	116,878
CDW LLC/CDW Finance Corp.	3.25	02/15/29	85,000	80,663
CDW LLC/CDW Finance Corp.	3.28	12/01/28	85,000	81,205
CDW LLC/CDW Finance Corp.	4.25	04/01/28	95,000	94,128
CDW LLC/CDW Finance Corp.	5.10	03/01/30	70,000	70,462
				443,336
OIL & GAS – 2.3%
Canadian Natural Resources Ltd.	2.95	07/15/30	65,000	59,713
Canadian Natural Resources Ltd.	3.85	06/01/27	170,000	168,009
Canadian Natural Resources Ltd.(1)	5.00	12/15/29	105,000	105,723
Continental Resources, Inc.	4.38	01/15/28	145,000	142,804
Coterra Energy, Inc.	3.90	05/15/27	105,000	103,801
Devon Energy Corp.	4.50	01/15/30	85,000	84,267
Diamondback Energy, Inc.	3.25	12/01/26	95,000	93,496
Diamondback Energy, Inc.	3.50	12/01/29	140,000	133,683
Diamondback Energy, Inc.	5.15	01/30/30	110,000	112,060
Diamondback Energy, Inc.	5.20	04/18/27	125,000	126,357
EQT Corp.	3.90	10/01/27	113,000	111,465
EQT Corp.(1)	4.50	01/15/29	90,000	88,986
EQT Corp.	5.70	04/01/28	80,000	82,367
EQT Corp.(1)	6.38	04/01/29	70,000	72,150
EQT Corp.	7.00	02/01/30	105,000	113,587
Expand Energy Corp.	5.38	02/01/29	90,000	90,137
Expand Energy Corp.	5.38	03/15/30	165,000	165,302
Marathon Petroleum Corp.	5.13	12/15/26	90,000	90,592
Marathon Petroleum Corp.	5.15	03/01/30	155,000	157,978
Occidental Petroleum Corp.	5.00	08/01/27	75,000	75,505
Occidental Petroleum Corp.	5.20	08/01/29	155,000	155,574
Occidental Petroleum Corp.	6.38	09/01/28	90,000	93,293
Occidental Petroleum Corp.	8.88	07/15/30	130,000	148,413
Ovintiv, Inc.	5.65	05/15/28	85,000	87,156
Phillips 66 Co.	3.15	12/15/29	65,000	61,513
Phillips 66 Co.	3.90	03/15/28	120,000	118,463
Phillips 66 Co.	4.95	12/01/27	100,000	101,073
Valero Energy Corp.	2.15	09/15/27	90,000	85,746
Valero Energy Corp.	4.35	06/01/28	75,000	74,819
Valero Energy Corp.	5.15	02/15/30	95,000	96,757
Woodside Finance Ltd.	4.90	05/19/28	75,000	75,335
Woodside Finance Ltd.	5.40	05/19/30	180,000	182,629
				3,458,753

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS SERVICES – 0.1%
Halliburton Co.	2.92	03/01/30	$130,000	$120,930
NOV, Inc.	3.60	12/01/29	80,000	76,732
				197,662
PACKAGING & CONTAINERS – 0.7%
Amcor Flexibles North America, Inc.	2.63	06/19/30	85,000	77,268
Amcor Flexibles North America, Inc.(1)	4.80	03/17/28	105,000	105,593
Amcor Flexibles North America, Inc.(1)	5.10	03/17/30	85,000	86,221
Amcor Group Finance PLC	5.45	05/23/29	60,000	61,747
Packaging Corp. of America	3.00	12/15/29	75,000	70,709
Packaging Corp. of America	3.40	12/15/27	65,000	63,444
Smurfit Kappa Treasury ULC	5.20	01/15/30	95,000	97,408
Sonoco Products Co.	3.13	05/01/30	80,000	74,444
Sonoco Products Co.	4.45	09/01/26	60,000	59,900
Sonoco Products Co.	4.60	09/01/29	90,000	89,582
WRKCo, Inc.	3.90	06/01/28	75,000	73,899
WRKCo, Inc.	4.00	03/15/28	75,000	74,112
WRKCo, Inc.	4.90	03/15/29	105,000	106,393
				1,040,720
PHARMACEUTICALS – 3.1%
Becton Dickinson & Co.	2.82	05/20/30	100,000	92,430
Becton Dickinson & Co.	3.70	06/06/27	248,000	245,139
Becton Dickinson & Co.	4.69	02/13/28	90,000	90,738
Becton Dickinson & Co.	4.87	02/08/29	100,000	101,240
Becton Dickinson & Co.	5.08	06/07/29	80,000	81,542
Cardinal Health, Inc.	3.41	06/15/27	175,000	171,891
Cardinal Health, Inc.	4.70	11/15/26	65,000	65,150
Cardinal Health, Inc.	5.00	11/15/29	105,000	106,652
Cardinal Health, Inc.	5.13	02/15/29	85,000	86,693
Cencora, Inc.	2.80	05/15/30	60,000	55,575
Cencora, Inc.	3.45	12/15/27	110,000	107,605
Cencora, Inc.	4.63	12/15/27	60,000	60,282
Cencora, Inc.	4.85	12/15/29	80,000	80,918
CVS Health Corp.	1.30	08/21/27	295,000	276,191
CVS Health Corp.	3.00	08/15/26	120,000	118,061
CVS Health Corp.	3.25	08/15/29	235,000	222,738
CVS Health Corp.	3.63	04/01/27	95,000	93,655
CVS Health Corp.	3.75	04/01/30	195,000	187,054
CVS Health Corp.	4.30	03/25/28	690,000	685,388
CVS Health Corp.	5.00	01/30/29	150,000	152,054
CVS Health Corp.	5.13	02/21/30	220,000	223,674
CVS Health Corp.	5.40	06/01/29	125,000	128,318
Mylan, Inc.	4.55	04/15/28	115,000	113,639
Shire Acquisitions Investments Ireland DAC	3.20	09/23/26	209,000	206,071
Takeda Pharmaceutical Co. Ltd.	2.05	03/31/30	355,000	317,404
Takeda Pharmaceutical Co. Ltd.	5.00	11/26/28	220,000	223,110
Viatris, Inc.	2.30	06/22/27	110,000	104,700

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 3.1% (Continued)
Viatris, Inc.	2.70	06/22/30	$190,000	$168,527
Zoetis, Inc.	2.00	05/15/30	100,000	89,546
Zoetis, Inc.	3.00	09/12/27	110,000	107,110
Zoetis, Inc.	3.90	08/20/28	60,000	59,440
				4,822,535
PIPELINES – 6.0%
Boardwalk Pipelines LP	4.45	07/15/27	70,000	69,836
Boardwalk Pipelines LP	4.80	05/03/29	70,000	70,684
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	145,000	139,544
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	165,000	166,257
Cheniere Energy Partners LP	4.50	10/01/29	220,000	217,744
Cheniere Energy, Inc.	4.63	10/15/28	200,000	199,056
DCP Midstream Operating LP	5.13	05/15/29	70,000	70,960
DCP Midstream Operating LP	5.63	07/15/27	90,000	91,636
Enbridge, Inc.	1.60	10/04/26	65,000	62,823
Enbridge, Inc.	3.13	11/15/29	135,000	127,354
Enbridge, Inc.	3.70	07/15/27	110,000	108,412
Enbridge, Inc.	4.25	12/01/26	100,000	99,671
Enbridge, Inc.	4.90	06/20/30	85,000	85,757
Enbridge, Inc.	5.25	04/05/27	90,000	91,100
Enbridge, Inc.	5.30	04/05/29	100,000	102,285
Enbridge, Inc.	5.90	11/15/26	105,000	106,632
Enbridge, Inc.	6.00	11/15/28	105,000	109,904
Enbridge, Inc.	7.38	03/15/55	75,000	78,260
Energy Transfer LP	3.75	05/15/30	205,000	196,516
Energy Transfer LP	4.00	10/01/27	105,000	103,995
Energy Transfer LP	4.15	09/15/29	80,000	78,479
Energy Transfer LP	4.20	04/15/27	85,000	84,512
Energy Transfer LP	4.40	03/15/27	80,000	79,812
Energy Transfer LP	4.95	05/15/28	120,000	121,353
Energy Transfer LP	4.95	06/15/28	140,000	141,522
Energy Transfer LP	5.20	04/01/30	80,000	81,590
Energy Transfer LP	5.25	04/15/29	215,000	219,340
Energy Transfer LP	5.25	07/01/29	125,000	127,837
Energy Transfer LP	5.50	06/01/27	120,000	121,739
Energy Transfer LP	5.55	02/15/28	135,000	138,394
Energy Transfer LP	6.05	12/01/26	155,000	157,762
Energy Transfer LP	6.10	12/01/28	75,000	78,498
Enterprise Products Operating LLC	5.25	08/16/77	145,000	143,726
Enterprise Products Operating LLC	5.38	02/15/78	85,000	84,068
Kinder Morgan, Inc.	1.75	11/15/26	55,000	53,127
Kinder Morgan, Inc.	4.30	03/01/28	183,000	182,474
Kinder Morgan, Inc.	5.00	02/01/29	155,000	157,038
Kinder Morgan, Inc.	5.10	08/01/29	60,000	61,119
Kinder Morgan, Inc.	5.15	06/01/30	180,000	183,716
MPLX LP	4.00	03/15/28	175,000	172,688
MPLX LP	4.13	03/01/27	155,000	154,022
MPLX LP	4.25	12/01/27	105,000	104,394

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 6.0% (Continued)
MPLX LP	4.80	02/15/29	$105,000	$105,722
ONEOK, Inc.	3.10	03/15/30	105,000	98,120
ONEOK, Inc.	3.25	06/01/30	60,000	56,126
ONEOK, Inc.	3.40	09/01/29	90,000	85,797
ONEOK, Inc.	4.00	07/13/27	65,000	64,462
ONEOK, Inc.	4.25	09/24/27	175,000	174,294
ONEOK, Inc.	4.35	03/15/29	95,000	94,196
ONEOK, Inc.	4.40	10/15/29	95,000	94,120
ONEOK, Inc.	4.55	07/15/28	95,000	95,111
ONEOK, Inc.	5.55	11/01/26	110,000	111,179
ONEOK, Inc.	5.65	11/01/28	115,000	118,693
Plains All American Pipeline LP/PAA Finance Corp.	3.55	12/15/29	140,000	133,631
Plains All American Pipeline LP/PAA Finance Corp.	4.50	12/15/26	105,000	104,980
Sabine Pass Liquefaction LLC	4.20	03/15/28	180,000	178,655
Sabine Pass Liquefaction LLC	4.50	05/15/30	260,000	258,657
Sabine Pass Liquefaction LLC	5.00	03/15/27	185,000	185,773
South Bow USA Infrastructure Holdings LLC(1)	4.91	09/01/27	80,000	80,296
South Bow USA Infrastructure Holdings LLC(1)	5.03	10/01/29	140,000	140,024
Spectra Energy Partners LP	3.38	10/15/26	75,000	73,942
Targa Resources Corp.	5.20	07/01/27	90,000	91,093
Targa Resources Corp.	6.15	03/01/29	135,000	141,399
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00	01/15/28	105,000	104,922
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50	03/01/30	145,000	147,318
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.88	01/15/29	90,000	91,987
TC PipeLines LP	3.90	05/25/27	60,000	59,356
TransCanada PipeLines Ltd.	4.10	04/15/30	190,000	185,211
TransCanada PipeLines Ltd.	4.25	05/15/28	200,000	198,796
TransCanada PipeLines Ltd.	7.00	06/01/65	90,000	90,673
Transcontinental Gas Pipe Line Co. LLC	3.25	05/15/30	85,000	79,985
Western Midstream Operating LP	4.05	02/01/30	160,000	153,773
Western Midstream Operating LP	6.35	01/15/29	70,000	73,127
Williams Cos, Inc.	3.75	06/15/27	205,000	202,185
Williams Cos, Inc.	4.63	06/30/30	110,000	109,608
Williams Cos, Inc.	4.90	03/15/29	150,000	151,676
Williams Cos, Inc.	5.30	08/15/28	125,000	128,056
				9,288,579
REAL ESTATE – 0.1%
CBRE Services, Inc.	4.80	06/15/30	80,000	80,506
CBRE Services, Inc.	5.50	04/01/29	70,000	72,179
				152,685
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.0%
American Homes 4 Rent LP	4.25	02/15/28	80,000	79,339
American Homes 4 Rent LP	4.95	06/15/30	90,000	90,658
American Tower Corp.	1.45	09/15/26	80,000	77,298
American Tower Corp.	1.50	01/31/28	110,000	102,375
American Tower Corp.	2.10	06/15/30	100,000	88,796
American Tower Corp.	2.75	01/15/27	105,000	102,414

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.0% (Continued)
American Tower Corp.	2.90	01/15/30	$110,000	$102,242
American Tower Corp.	3.38	10/15/26	125,000	123,323
American Tower Corp.	3.55	07/15/27	95,000	93,401
American Tower Corp.	3.60	01/15/28	85,000	83,388
American Tower Corp.	3.65	03/15/27	95,000	93,664
American Tower Corp.	3.80	08/15/29	230,000	223,393
American Tower Corp.	3.95	03/15/29	90,000	88,118
American Tower Corp.	4.90	03/15/30	80,000	80,795
American Tower Corp.	5.00	01/31/30	85,000	86,362
American Tower Corp.	5.20	02/15/29	95,000	96,937
American Tower Corp.	5.25	07/15/28	70,000	71,593
American Tower Corp.	5.50	03/15/28	95,000	97,403
American Tower Corp.	5.80	11/15/28	105,000	109,037
Boston Properties LP	2.75	10/01/26	140,000	136,956
Boston Properties LP	2.90	03/15/30	100,000	91,859
Boston Properties LP	3.40	06/21/29	130,000	123,270
Boston Properties LP	4.50	12/01/28	130,000	128,824
Boston Properties LP	6.75	12/01/27	95,000	99,355
Brixmor Operating Partnership LP	4.05	07/01/30	100,000	96,957
Brixmor Operating Partnership LP	4.13	05/15/29	105,000	103,211
Cousins Properties LP	5.25	07/15/30	50,000	50,846
Crown Castle, Inc.	2.90	03/15/27	90,000	87,625
Crown Castle, Inc.	3.10	11/15/29	85,000	79,863
Crown Castle, Inc.	3.30	07/01/30	100,000	93,806
Crown Castle, Inc.	3.65	09/01/27	160,000	157,122
Crown Castle, Inc.	3.80	02/15/28	135,000	132,356
Crown Castle, Inc.	4.00	03/01/27	70,000	69,410
Crown Castle, Inc.	4.30	02/15/29	65,000	64,152
Crown Castle, Inc.	4.80	09/01/28	85,000	85,410
Crown Castle, Inc.	4.90	09/01/29	65,000	65,481
Crown Castle, Inc.	5.00	01/11/28	135,000	136,181
Crown Castle, Inc.	5.60	06/01/29	100,000	103,147
CubeSmart LP	2.25	12/15/28	70,000	65,063
Digital Realty Trust LP	3.60	07/01/29	120,000	115,713
Digital Realty Trust LP	3.70	08/15/27	145,000	143,028
Digital Realty Trust LP	4.45	07/15/28	100,000	100,108
Digital Realty Trust LP	5.55	01/15/28	130,000	133,029
EPR Properties	3.75	08/15/29	60,000	57,069
Equinix, Inc.	1.55	03/15/28	100,000	92,915
Equinix, Inc.	1.80	07/15/27	65,000	61,796
Equinix, Inc.	2.15	07/15/30	155,000	137,884
Equinix, Inc.	2.90	11/18/26	90,000	88,130
Equinix, Inc.	3.20	11/18/29	150,000	141,710
Essex Portfolio LP	3.00	01/15/30	65,000	60,713
Essex Portfolio LP	4.00	03/01/29	80,000	78,486
Extra Space Storage LP	5.50	07/01/30	110,000	113,789
Extra Space Storage LP	5.70	04/01/28	110,000	113,089
GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/30	100,000	95,761

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.0% (Continued)
GLP Capital LP/GLP Financing II, Inc.	5.30	01/15/29	$110,000	$111,131
GLP Capital LP/GLP Financing II, Inc.	5.75	06/01/28	70,000	71,548
Healthcare Realty Holdings LP	3.10	02/15/30	85,000	78,947
Healthcare Realty Holdings LP	3.50	08/01/26	75,000	74,081
Healthcare Realty Holdings LP	3.75	07/01/27	65,000	64,018
Healthpeak OP LLC	2.13	12/01/28	60,000	55,561
Healthpeak OP LLC	3.00	01/15/30	110,000	103,081
Healthpeak OP LLC	3.50	07/15/29	75,000	72,118
Host Hotels & Resorts LP	3.38	12/15/29	90,000	84,429
Invitation Homes Operating Partnership LP	2.30	11/15/28	65,000	60,775
Kilroy Realty LP	3.05	02/15/30	60,000	54,260
Kimco Realty OP LLC	2.80	10/01/26	80,000	78,357
Lineage OP LP(1)	5.25	07/15/30	65,000	65,293
Omega Healthcare Investors, Inc.	3.63	10/01/29	60,000	56,981
Omega Healthcare Investors, Inc.	4.50	04/01/27	110,000	109,944
Omega Healthcare Investors, Inc.	4.75	01/15/28	80,000	80,277
Omega Healthcare Investors, Inc.	5.20	07/01/30	85,000	85,294
Piedmont Operating Partnership LP	9.25	07/20/28	90,000	99,275
UDR, Inc.	3.20	01/15/30	75,000	71,043
Ventas Realty LP	3.00	01/15/30	95,000	88,879
Ventas Realty LP	4.00	03/01/28	95,000	93,797
Ventas Realty LP	4.40	01/15/29	105,000	104,431
VICI Properties LP	4.75	02/15/28	175,000	175,798
VICI Properties LP	4.95	02/15/30	125,000	125,694
Weyerhaeuser Co.	4.00	11/15/29	100,000	97,927
Weyerhaeuser Co.	4.00	04/15/30	110,000	107,167
				7,664,756
RETAIL – 2.9%
AutoNation, Inc.	4.75	06/01/30	80,000	79,358
AutoZone, Inc.	3.75	06/01/27	75,000	74,160
AutoZone, Inc.	4.00	04/15/30	105,000	102,398
AutoZone, Inc.	5.10	07/15/29	80,000	81,831
AutoZone, Inc.	5.13	06/15/30	60,000	61,366
AutoZone, Inc.	6.25	11/01/28	70,000	73,863
Best Buy Co., Inc.	4.45	10/01/28	70,000	69,972
Darden Restaurants, Inc.	3.85	05/01/27	70,000	69,267
Dollar General Corp.	3.50	04/03/30	145,000	137,642
Dollar General Corp.	3.88	04/15/27	70,000	69,267
Dollar General Corp.	4.13	05/01/28	75,000	74,258
Dollar General Corp.	4.63	11/01/27	70,000	70,201
Dollar General Corp.	5.20	07/05/28	65,000	66,159
Dollar Tree, Inc.	4.20	05/15/28	180,000	178,360
Genuine Parts Co.	4.95	08/15/29	95,000	96,181
Lowe’s Cos, Inc.	1.30	04/15/28	150,000	138,658
Lowe’s Cos, Inc.	1.70	09/15/28	125,000	115,334
Lowe’s Cos, Inc.	3.10	05/03/27	195,000	190,767
Lowe’s Cos, Inc.	3.35	04/01/27	95,000	93,416
Lowe’s Cos, Inc.	3.65	04/05/29	200,000	194,825

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 2.9% (Continued)
Lowe’s Cos, Inc.	4.50	04/15/30	$175,000	$175,620
McDonald’s Corp.	2.13	03/01/30	110,000	99,551
McDonald’s Corp.	2.63	09/01/29	145,000	135,763
McDonald’s Corp.	3.50	03/01/27	125,000	123,399
McDonald’s Corp.	3.50	07/01/27	150,000	147,849
McDonald’s Corp.	3.60	07/01/30	130,000	125,461
McDonald’s Corp.	3.80	04/01/28	135,000	133,488
McDonald’s Corp.	4.60	05/15/30	80,000	80,542
McDonald’s Corp.	4.80	08/14/28	75,000	76,107
McDonald’s Corp.	5.00	05/17/29	65,000	66,454
O’Reilly Automotive, Inc.	3.60	09/01/27	95,000	93,493
O’Reilly Automotive, Inc.	3.90	06/01/29	70,000	68,548
O’Reilly Automotive, Inc.	4.20	04/01/30	80,000	78,896
O’Reilly Automotive, Inc.	4.35	06/01/28	80,000	79,944
O’Reilly Automotive, Inc.	5.75	11/20/26	95,000	96,424
Starbucks Corp.	2.00	03/12/27	60,000	57,749
Starbucks Corp.	2.25	03/12/30	105,000	95,076
Starbucks Corp.	3.50	03/01/28	90,000	88,192
Starbucks Corp.	3.55	08/15/29	125,000	121,510
Starbucks Corp.	4.00	11/15/28	110,000	108,899
Starbucks Corp.	4.50	05/15/28	85,000	85,325
Starbucks Corp.	4.80	05/15/30	80,000	80,862
Starbucks Corp.	4.85	02/08/27	130,000	130,883
				4,387,318
SEMICONDUCTORS – 3.8%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.50	01/15/28	105,000	102,775
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.88	01/15/27	405,000	401,706
Broadcom, Inc.(1)	1.95	02/15/28	110,000	103,714
Broadcom, Inc.	3.46	09/15/26	105,000	103,989
Broadcom, Inc.(1)	4.00	04/15/29	90,000	88,631
Broadcom, Inc.	4.11	09/15/28	160,000	158,667
Broadcom, Inc.	4.15	02/15/28	115,000	114,396
Broadcom, Inc.	4.35	02/15/30	205,000	203,592
Broadcom, Inc.	4.60	07/15/30	240,000	240,140
Broadcom, Inc.	4.75	04/15/29	235,000	237,175
Broadcom, Inc.	4.80	04/15/28	155,000	156,776
Broadcom, Inc.	5.00	04/15/30	90,000	91,764
Broadcom, Inc.	5.05	07/12/27	165,000	167,009
Broadcom, Inc.	5.05	07/12/29	300,000	306,186
Broadcom, Inc.	5.05	04/15/30	110,000	112,357
Intel Corp.	1.60	08/12/28	125,000	114,657
Intel Corp.	2.45	11/15/29	280,000	254,826
Intel Corp.	3.15	05/11/27	145,000	141,501
Intel Corp.	3.75	03/25/27	130,000	128,237
Intel Corp.	3.75	08/05/27	175,000	172,408
Intel Corp.	3.90	03/25/30	205,000	197,333
Intel Corp.	4.00	08/05/29	100,000	97,373
Intel Corp.	4.88	02/10/28	245,000	246,795

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 3.8% (Continued)
Intel Corp.	5.13	02/10/30	$180,000	$182,759
Marvell Technology, Inc.	2.45	04/15/28	95,000	90,320
Marvell Technology, Inc.	4.75	07/15/30	65,000	65,064
Marvell Technology, Inc.	5.75	02/15/29	60,000	62,307
Microchip Technology, Inc.	4.90	03/15/28	145,000	146,165
Microchip Technology, Inc.	5.05	03/15/29	120,000	121,403
Microchip Technology, Inc.	5.05	02/15/30	140,000	141,626
Micron Technology, Inc.	4.66	02/15/30	115,000	114,510
Micron Technology, Inc.	5.33	02/06/29	105,000	107,109
Micron Technology, Inc.	5.38	04/15/28	85,000	87,160
Micron Technology, Inc.	6.75	11/01/29	175,000	188,343
NXP BV/NXP Funding LLC	5.55	12/01/28	75,000	77,273
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.40	05/01/30	135,000	127,749
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.30	06/18/29	135,000	133,646
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.40	06/01/27	75,000	74,889
Qorvo, Inc.	4.38	10/15/29	120,000	116,459
				5,778,789
SHIPBUILDING – 0.2%
Huntington Ingalls Industries, Inc.	2.04	08/16/28	85,000	78,860
Huntington Ingalls Industries, Inc.	3.48	12/01/27	80,000	78,037
Huntington Ingalls Industries, Inc.	4.20	05/01/30	70,000	68,183
Huntington Ingalls Industries, Inc.	5.35	01/15/30	70,000	71,565
				296,645
SOFTWARE – 4.3%
AppLovin Corp.	5.13	12/01/29	140,000	141,743
Atlassian Corp.	5.25	05/15/29	55,000	56,135
Autodesk, Inc.	2.85	01/15/30	65,000	60,685
Autodesk, Inc.	3.50	06/15/27	70,000	68,916
Broadridge Financial Solutions, Inc.	2.90	12/01/29	105,000	98,057
Concentrix Corp.	6.60	08/02/28	120,000	125,692
Concentrix Corp.	6.65	08/02/26	115,000	116,902
Fidelity National Information Services, Inc.	1.65	03/01/28	95,000	88,603
Fiserv, Inc.	2.25	06/01/27	135,000	129,828
Fiserv, Inc.	2.65	06/01/30	125,000	113,997
Fiserv, Inc.	3.50	07/01/29	410,000	393,452
Fiserv, Inc.	4.20	10/01/28	125,000	123,790
Fiserv, Inc.	4.75	03/15/30	125,000	125,364
Fiserv, Inc.	5.15	03/15/27	105,000	106,026
Fiserv, Inc.	5.38	08/21/28	110,000	112,670
Fiserv, Inc.	5.45	03/02/28	120,000	122,699
Oracle Corp.	2.30	03/25/28	265,000	250,974
Oracle Corp.	2.80	04/01/27	315,000	306,540
Oracle Corp.	2.95	04/01/30	440,000	409,630
Oracle Corp.	3.25	11/15/27	360,000	350,441
Oracle Corp.	3.25	05/15/30	85,000	80,151
Oracle Corp.	4.20	09/27/29	210,000	207,589
Oracle Corp.	4.50	05/06/28	90,000	90,240

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 4.3% (Continued)
Oracle Corp.	4.65	05/06/30	$95,000	$95,387
Oracle Corp.	4.80	08/03/28	225,000	227,502
Oracle Corp.	6.15	11/09/29	170,000	180,339
Paychex, Inc.	5.10	04/15/30	200,000	204,408
Roper Technologies, Inc.	1.40	09/15/27	80,000	75,240
Roper Technologies, Inc.	2.00	06/30/30	80,000	70,857
Roper Technologies, Inc.	2.95	09/15/29	105,000	98,823
Roper Technologies, Inc.	3.80	12/15/26	110,000	109,045
Roper Technologies, Inc.	4.20	09/15/28	120,000	119,149
Roper Technologies, Inc.	4.50	10/15/29	60,000	59,863
Synopsys, Inc.	4.55	04/01/27	145,000	145,259
Synopsys, Inc.	4.65	04/01/28	130,000	130,986
Synopsys, Inc.	4.85	04/01/30	280,000	283,275
Take-Two Interactive Software, Inc.	3.70	04/14/27	90,000	88,926
Take-Two Interactive Software, Inc.	4.95	03/28/28	100,000	101,325
VMware LLC	1.40	08/15/26	205,000	198,617
VMware LLC	1.80	08/15/28	115,000	106,310
VMware LLC	3.90	08/21/27	180,000	177,958
VMware LLC	4.65	05/15/27	60,000	60,200
VMware LLC	4.70	05/15/30	105,000	105,064
Workday, Inc.	3.50	04/01/27	140,000	137,816
Workday, Inc.	3.70	04/01/29	110,000	107,232
				6,563,705
TELECOMMUNICATIONS – 5.7%
AT&T, Inc.	1.65	02/01/28	295,000	276,245
AT&T, Inc.	2.30	06/01/27	350,000	337,102
AT&T, Inc.	3.80	02/15/27	95,000	94,106
AT&T, Inc.	4.10	02/15/28	235,000	233,344
AT&T, Inc.	4.25	03/01/27	195,000	194,391
AT&T, Inc.	4.30	02/15/30	440,000	436,911
AT&T, Inc.	4.35	03/01/29	415,000	413,815
British Telecommunications PLC	5.13	12/04/28	100,000	101,740
Deutsche Telekom International Finance BV	8.75	06/15/30	485,000	569,101
Juniper Networks, Inc.	3.75	08/15/29	65,000	62,937
Motorola Solutions, Inc.	4.60	02/23/28	95,000	95,407
Motorola Solutions, Inc.	4.60	05/23/29	95,000	95,302
Nokia OYJ	4.38	06/12/27	75,000	74,376
Rogers Communications, Inc.	2.90	11/15/26	65,000	63,549
Rogers Communications, Inc.	3.20	03/15/27	180,000	176,328
Rogers Communications, Inc.	5.00	02/15/29	180,000	182,333
Sprint Capital Corp.	6.88	11/15/28	350,000	374,233
Telefonica Emisiones SA	4.10	03/08/27	170,000	168,751
TELUS Corp.	2.80	02/16/27	75,000	73,113
TELUS Corp.	3.70	09/15/27	60,000	58,989
T-Mobile USA, Inc.	2.05	02/15/28	230,000	217,189
T-Mobile USA, Inc.	2.40	03/15/29	70,000	65,125
T-Mobile USA, Inc.	2.63	02/15/29	135,000	126,739
T-Mobile USA, Inc.	3.38	04/15/29	295,000	283,530

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 5.7% (Continued)
T-Mobile USA, Inc.	3.75	04/15/27	$550,000	$543,756
T-Mobile USA, Inc.	3.88	04/15/30	955,000	926,473
T-Mobile USA, Inc.	4.20	10/01/29	105,000	103,958
T-Mobile USA, Inc.	4.75	02/01/28	200,000	200,291
T-Mobile USA, Inc.	4.80	07/15/28	145,000	146,792
T-Mobile USA, Inc.	4.85	01/15/29	150,000	151,855
T-Mobile USA, Inc.	4.95	03/15/28	140,000	141,779
T-Mobile USA, Inc.	5.38	04/15/27	65,000	65,055
Verizon Communications, Inc.	2.10	03/22/28	300,000	283,668
Verizon Communications, Inc.	3.15	03/22/30	155,000	146,266
Verizon Communications, Inc.	3.88	02/08/29	145,000	142,806
Verizon Communications, Inc.	4.02	12/03/29	460,000	452,188
Verizon Communications, Inc.	4.13	03/16/27	315,000	314,112
Verizon Communications, Inc.	4.33	09/21/28	375,000	374,696
				8,768,351
TOYS/GAMES/HOBBIES – 0.2%
Hasbro, Inc.	3.50	09/15/27	65,000	63,687
Hasbro, Inc.	3.55	11/19/26	100,000	98,652
Hasbro, Inc.	3.90	11/19/29	125,000	120,604
				282,943
TRANSPORTATION – 0.7%
Canadian Pacific Railway Co.	1.75	12/02/26	125,000	120,691
Canadian Pacific Railway Co.	2.05	03/05/30	75,000	67,373
Canadian Pacific Railway Co.	4.00	06/01/28	80,000	79,254
Canadian Pacific Railway Co.	4.80	03/30/30	70,000	70,940
CH Robinson Worldwide, Inc.	4.20	04/15/28	100,000	99,562
FedEx Corp.(1)	3.10	08/05/29	85,000	80,172
JB Hunt Transport Services, Inc.	4.90	03/15/30	95,000	96,338
Kirby Corp.	4.20	03/01/28	80,000	79,123
Norfolk Southern Corp.	3.80	08/01/28	75,000	73,967
Ryder System, Inc.	5.25	06/01/28	80,000	81,787
Ryder System, Inc.	5.38	03/15/29	60,000	61,575
Ryder System, Inc.	5.65	03/01/28	80,000	82,399
				993,181
TRUCKING & LEASING – 0.1%
GATX Corp.	4.00	06/30/30	90,000	87,539
GATX Corp.	4.70	04/01/29	60,000	60,314
				147,853

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
WATER – 0.3%
American Water Capital Corp.	2.80	05/01/30	$60,000	$55,656
American Water Capital Corp.	2.95	09/01/27	70,000	68,098
American Water Capital Corp.	3.45	06/01/29	70,000	67,714
American Water Capital Corp.	3.75	09/01/28	105,000	103,407
Essential Utilities, Inc.	2.70	04/15/30	60,000	55,177
Essential Utilities, Inc.	4.80	08/15/27	80,000	80,574
				430,626
TOTAL CORPORATE BONDS (Cost – $150,307,777)				151,457,975

SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
Citibank, New York	3.68	08/01/25	652,673	652,673
TOTAL SHORT-TERM INVESTMENTS (Cost – $652,673)				652,673

TOTAL INVESTMENTS – 98.9% (Cost – $150,960,450)				$152,110,648
OTHER ASSETS LESS LIABILITIES – 1.1%				1,674,661
NET ASSETS – 100.0%				$153,785,309

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2025, amounts to $2,064,521 and represents 1.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$151,457,975	$–	$151,457,975
Time Deposits	–	652,673	–	652,673
Total Investments	$–	$152,110,648	$–	$152,110,648

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.3%
ADVERTISING – 0.2%
Interpublic Group of Cos, Inc.	2.40	03/01/31	$25,000	$22,166
Omnicom Group, Inc.	2.60	08/01/31	40,000	35,387
Omnicom Group, Inc.	5.30	11/01/34	40,000	40,396
				97,949
AEROSPACE/DEFENSE – 2.2%
Boeing Co.	3.25	02/01/35	40,000	33,811
Boeing Co.	3.60	05/01/34	55,000	48,610
Boeing Co.	3.63	02/01/31	85,000	80,191
Boeing Co.	6.39	05/01/31	50,000	53,840
Boeing Co.	6.53	05/01/34	135,000	146,976
Embraer Netherlands Finance BV	5.98	02/11/35	35,000	35,913
HEICO Corp.	5.35	08/01/33	30,000	30,618
Howmet Aerospace, Inc.	4.85	10/15/31	30,000	30,372
L3Harris Technologies, Inc.	1.80	01/15/31	40,000	34,599
L3Harris Technologies, Inc.	5.25	06/01/31	40,000	41,184
L3Harris Technologies, Inc.	5.35	06/01/34	40,000	40,788
L3Harris Technologies, Inc.	5.40	07/31/33	85,000	87,300
Northrop Grumman Corp.	4.70	03/15/33	50,000	49,728
Northrop Grumman Corp.	4.90	06/01/34	50,000	49,775
Northrop Grumman Corp.	5.25	07/15/35	35,000	35,592
RTX Corp.	1.90	09/01/31	50,000	42,726
RTX Corp.	2.38	03/15/32	65,000	56,547
RTX Corp.	5.15	02/27/33	65,000	66,438
RTX Corp.	6.00	03/15/31	60,000	64,186
RTX Corp.	6.10	03/15/34	85,000	91,679
				1,120,873
AGRICULTURE – 1.4%
Altria Group, Inc.	2.45	02/04/32	90,000	77,510
Altria Group, Inc.	5.63	02/06/35	35,000	35,630
Altria Group, Inc.	6.88	11/01/33	25,000	27,838
BAT Capital Corp.	2.73	03/25/31	75,000	67,364
BAT Capital Corp.	4.74	03/16/32	45,000	44,596
BAT Capital Corp.	5.35	08/15/32	60,000	61,249
BAT Capital Corp.	5.83	02/20/31	45,000	47,182
BAT Capital Corp.	6.00	02/20/34	45,000	47,401
BAT Capital Corp.	6.34	08/02/30	60,000	64,303
BAT Capital Corp.	6.42	08/02/33	65,000	70,524
BAT Capital Corp.	7.75	10/19/32	35,000	40,365
Bunge Ltd. Finance Corp.	2.75	05/14/31	60,000	54,145
Bunge Ltd. Finance Corp.	4.65	09/17/34	40,000	38,614
JBS USA LUX Sarl/JBS USA Food Co/JBS USA Foods Group(1)	5.95	04/20/35	55,000	56,803
				733,524

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
APPAREL – 0.1%
Tapestry, Inc.	3.05	03/15/32	$25,000	$22,299
Tapestry, Inc.	5.50	03/11/35	45,000	45,234
				67,533
AUTO MANUFACTURERS – 3.2%
Ford Motor Co.	3.25	02/12/32	135,000	114,474
Ford Motor Co.	6.10	08/19/32	100,000	100,151
Ford Motor Co.	7.45	07/16/31	55,000	59,814
Ford Motor Credit Co. LLC	3.63	06/17/31	60,000	53,256
Ford Motor Credit Co. LLC	4.00	11/13/30	95,000	87,346
Ford Motor Credit Co. LLC	6.05	03/05/31	65,000	65,167
Ford Motor Credit Co. LLC	6.05	11/05/31	75,000	74,905
Ford Motor Credit Co. LLC	6.13	03/08/34	100,000	97,730
Ford Motor Credit Co. LLC	6.50	02/07/35	65,000	64,854
Ford Motor Credit Co. LLC	6.53	03/19/32	40,000	40,759
Ford Motor Credit Co. LLC	7.12	11/07/33	65,000	67,645
General Motors Co.	5.00	04/01/35	40,000	37,966
General Motors Co.	5.60	10/15/32	70,000	71,446
General Motors Co.	6.25	04/15/35	25,000	25,857
General Motors Financial Co., Inc.	2.35	01/08/31	55,000	47,961
General Motors Financial Co., Inc.	2.70	06/10/31	65,000	57,044
General Motors Financial Co., Inc.	3.10	01/12/32	70,000	61,833
General Motors Financial Co., Inc.	5.45	09/06/34	40,000	39,438
General Motors Financial Co., Inc.	5.60	06/18/31	50,000	51,027
General Motors Financial Co., Inc.	5.63	04/04/32	40,000	40,644
General Motors Financial Co., Inc.	5.75	02/08/31	65,000	66,867
General Motors Financial Co., Inc.	5.90	01/07/35	60,000	60,605
General Motors Financial Co., Inc.	5.95	04/04/34	70,000	71,187
General Motors Financial Co., Inc.	6.10	01/07/34	90,000	92,922
General Motors Financial Co., Inc.	6.15	07/15/35	40,000	41,019
General Motors Financial Co., Inc.	6.40	01/09/33	55,000	57,930
				1,649,847
AUTO PARTS & EQUIPMENT – 0.2%
Aptiv Swiss Holdings Ltd.	3.25	03/01/32	50,000	44,697
Aptiv Swiss Holdings Ltd.	5.15	09/13/34	30,000	29,030
BorgWarner, Inc.	5.40	08/15/34	25,000	25,303
				99,030
BANKS – 9.7%
Banco Bilbao Vizcaya Argentaria SA	6.03	03/13/35	60,000	62,497
Banco Bilbao Vizcaya Argentaria SA	7.88	11/15/34	40,000	45,755
Banco Santander SA	2.75	12/03/30	90,000	80,186
Banco Santander SA	3.23	11/22/32	60,000	53,735
Banco Santander SA	6.35	03/14/34	65,000	68,323
Banco Santander SA	6.92	08/08/33	110,000	119,907
Bank of Montreal	3.09	01/10/37	65,000	56,811
Bank of Nova Scotia	4.59	05/04/37	70,000	66,553
Barclays PLC	2.67	03/10/32	50,000	44,471
Barclays PLC	2.89	11/24/32	70,000	62,022

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 9.7% (Continued)
Barclays PLC	3.56	09/23/35	$60,000	$55,237
Barclays PLC	5.34	09/10/35	115,000	114,504
Barclays PLC	5.75	08/09/33	60,000	62,233
Barclays PLC	5.79	02/25/36	110,000	112,490
Barclays PLC	6.22	05/09/34	115,000	122,219
Barclays PLC	6.69	09/13/34	85,000	92,811
Barclays PLC	7.12	06/27/34	80,000	87,791
Barclays PLC	7.44	11/02/33	110,000	124,963
Citigroup, Inc.	5.41	09/19/39	65,000	63,771
Citigroup, Inc.	5.83	02/13/35	145,000	147,562
Citigroup, Inc.	6.00	10/31/33	30,000	31,563
Citigroup, Inc.	6.02	01/24/36	170,000	174,705
Citigroup, Inc.	6.17	05/25/34	175,000	183,159
Citigroup, Inc.	6.63	06/15/32	60,000	65,404
Citizens Financial Group, Inc.	2.64	09/30/32	30,000	25,251
Citizens Financial Group, Inc.	5.72	07/23/32	70,000	72,289
Citizens Financial Group, Inc.	6.65	04/25/35	45,000	48,714
Comerica Bank	5.33	08/25/33	25,000	24,375
Deutsche Bank AG/New York, NY	3.04	05/28/32	55,000	49,502
Deutsche Bank AG/New York, NY	3.55	09/18/31	90,000	84,548
Deutsche Bank AG/New York, NY	3.73	01/14/32	60,000	55,582
Deutsche Bank AG/New York, NY	3.74	01/07/33	70,000	63,296
Deutsche Bank AG/New York, NY	4.95	08/04/31	100,000	100,178
Deutsche Bank AG/New York, NY	5.40	09/11/35	70,000	69,866
Deutsche Bank AG/New York, NY	7.08	02/10/34	85,000	91,783
Fifth Third Bancorp	4.34	04/25/33	30,000	28,748
Fifth Third Bancorp	5.63	01/29/32	60,000	62,182
First Citizens BancShares, Inc./NC	6.25	03/12/40	40,000	40,180
Goldman Sachs Capital I	6.35	02/15/34	50,000	52,351
HSBC Holdings PLC	4.76	03/29/33	110,000	107,670
HSBC Holdings PLC	5.87	11/18/35	100,000	101,618
HSBC Holdings PLC	6.55	06/20/34	115,000	122,178
HSBC Holdings PLC	7.40	11/13/34	110,000	123,024
HSBC Holdings PLC	8.11	11/03/33	110,000	127,424
Huntington Bancshares, Inc./OH	2.49	08/15/36	30,000	25,170
Huntington Bancshares, Inc./OH	5.71	02/02/35	75,000	76,763
Huntington Bancshares, Inc./OH	6.14	11/18/39	30,000	30,704
KeyBank, N.A./Cleveland, OH	4.90	08/08/32	35,000	34,094
KeyBank, N.A./Cleveland, OH	5.00	01/26/33	60,000	59,452
KeyCorp	4.79	06/01/33	40,000	39,192
KeyCorp	6.40	03/06/35	60,000	64,160
Lloyds Banking Group PLC	6.07	06/13/36	75,000	76,880
Lloyds Banking Group PLC	7.95	11/15/33	50,000	57,384
M&T Bank Corp.	5.05	01/27/34	60,000	59,162
M&T Bank Corp.	5.39	01/16/36	60,000	59,808
M&T Bank Corp.	6.08	03/13/32	45,000	47,357
Mizuho Financial Group, Inc.	2.56	09/13/31	50,000	43,610
Morgan Stanley	2.48	09/16/36	165,000	140,699

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 9.7% (Continued)
Morgan Stanley	5.30	04/20/37	$110,000	$110,143
Morgan Stanley	5.94	02/07/39	90,000	93,053
Morgan Stanley	5.95	01/19/38	110,000	113,779
NatWest Group PLC	3.03	11/28/35	50,000	45,133
Regions Financial Corp.	5.50	09/06/35	60,000	60,522
Santander Holdings USA, Inc.	6.34	05/31/35	40,000	42,002
Santander Holdings USA, Inc.	7.66	11/09/31	35,000	39,061
Santander UK Group Holdings PLC	2.90	03/15/32	35,000	31,428
Sumitomo Mitsui Financial Group, Inc.	2.14	09/23/30	30,000	26,547
Truist Financial Corp.	4.92	07/28/33	60,000	58,866
Zions Bancorp, N.A.	6.82	11/19/35	30,000	31,455
				5,015,855
BEVERAGES – 0.6%
Coca-Cola Consolidated, Inc.	5.45	06/01/34	25,000	25,751
Constellation Brands, Inc.	2.25	08/01/31	50,000	43,365
Constellation Brands, Inc.	4.75	05/09/32	50,000	49,669
Constellation Brands, Inc.	4.90	05/01/33	40,000	39,673
Keurig Dr Pepper, Inc.	2.25	03/15/31	30,000	26,376
Keurig Dr Pepper, Inc.	4.05	04/15/32	45,000	43,219
Keurig Dr Pepper, Inc.	5.15	05/15/35	25,000	24,897
Keurig Dr Pepper, Inc.	5.20	03/15/31	30,000	30,799
Keurig Dr Pepper, Inc.	5.30	03/15/34	35,000	35,822
				319,571
BIOTECHNOLOGY – 1.4%
Amgen, Inc.	2.00	01/15/32	60,000	51,053
Amgen, Inc.	2.30	02/25/31	65,000	57,704
Amgen, Inc.	3.35	02/22/32	60,000	55,504
Amgen, Inc.	4.20	03/01/33	50,000	47,923
Amgen, Inc.	5.25	03/02/33	235,000	239,738
Biogen, Inc.	5.75	05/15/35	35,000	35,977
Bio-Rad Laboratories, Inc.	3.70	03/15/32	40,000	36,887
Illumina, Inc.	2.55	03/23/31	25,000	21,977
Regeneron Pharmaceuticals, Inc.	1.75	09/15/30	65,000	56,473
Royalty Pharma PLC	2.15	09/02/31	35,000	29,977
Royalty Pharma PLC	2.20	09/02/30	50,000	44,234
Royalty Pharma PLC	5.40	09/02/34	25,000	25,235
				702,682
BUILDING MATERIALS – 1.4%
Amrize Finance US LLC(1)	5.40	04/07/35	65,000	65,591
Carrier Global Corp.	2.70	02/15/31	40,000	36,305
Carrier Global Corp.	5.90	03/15/34	60,000	63,556
CRH America Finance, Inc.	5.40	05/21/34	45,000	45,895
CRH America Finance, Inc.	5.50	01/09/35	65,000	66,497
Eagle Materials, Inc.	2.50	07/01/31	40,000	35,367
Fortune Brands Innovations, Inc.	5.88	06/01/33	35,000	36,597

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 1.4% (Continued)
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	1.75	09/15/30	$30,000	$26,222
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	2.00	09/16/31	25,000	21,355
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	4.90	12/01/32	35,000	35,126
Martin Marietta Materials, Inc.	2.40	07/15/31	55,000	48,398
Martin Marietta Materials, Inc.	5.15	12/01/34	40,000	40,142
Masco Corp.	2.00	02/15/31	30,000	25,820
Owens Corning	5.70	06/15/34	40,000	41,538
Trane Technologies Financing Ltd.	5.10	06/13/34	30,000	30,463
Trane Technologies Financing Ltd.	5.25	03/03/33	40,000	41,112
Vulcan Materials Co.	5.35	12/01/34	45,000	45,704
				705,688
CHEMICALS – 1.0%
Albemarle Corp.	5.05	06/01/32	35,000	33,752
CF Industries, Inc.	5.15	03/15/34	40,000	39,728
Dow Chemical Co.	2.10	11/15/30	45,000	39,235
Dow Chemical Co.	5.15	02/15/34	30,000	29,558
Dow Chemical Co.	6.30	03/15/33	35,000	37,166
Eastman Chemical Co.	5.63	02/20/34	40,000	40,714
Eastman Chemical Co.	5.75	03/08/33	35,000	36,371
FMC Corp.	5.65	05/18/33	25,000	24,626
LYB International Finance III LLC	2.25	10/01/30	25,000	22,057
LYB International Finance III LLC	5.50	03/01/34	40,000	39,610
LYB International Finance III LLC	5.63	05/15/33	35,000	35,417
LYB International Finance III LLC	6.15	05/15/35	25,000	25,652
Mosaic Co.	5.45	11/15/33	25,000	25,492
Nutrien Ltd.	5.25	03/12/32	30,000	30,497
Nutrien Ltd.	5.40	06/21/34	40,000	40,525
Sherwin-Williams Co.	2.20	03/15/32	25,000	21,418
				521,818
COMMERCIAL SERVICES – 1.0%
Block Financial LLC	3.88	08/15/30	35,000	33,330
Equifax, Inc.	2.35	09/15/31	60,000	52,247
Global Payments, Inc.	2.90	11/15/31	50,000	43,925
Global Payments, Inc.	5.40	08/15/32	40,000	40,556
GXO Logistics, Inc.	6.50	05/06/34	30,000	31,513
Moody’s Corp.	2.00	08/19/31	30,000	25,935
Moody’s Corp.	4.25	08/08/32	35,000	34,068
Moody’s Corp.	5.00	08/05/34	25,000	25,143
Quanta Services, Inc.	2.35	01/15/32	25,000	21,582
Quanta Services, Inc.	2.90	10/01/30	50,000	46,010
Quanta Services, Inc.	5.25	08/09/34	35,000	35,394
Triton Container International Ltd./TAL International Container Corp.	3.25	03/15/32	35,000	30,727
Verisk Analytics, Inc.	5.25	06/05/34	30,000	30,493
Verisk Analytics, Inc.	5.25	03/15/35	45,000	45,048
Verisk Analytics, Inc.	5.75	04/01/33	25,000	26,187
				522,158

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 2.0%
Booz Allen Hamilton, Inc.	5.95	08/04/33	$35,000	$36,186
Booz Allen Hamilton, Inc.	5.95	04/15/35	40,000	40,944
Dell International LLC/EMC Corp.	4.85	02/01/35	40,000	38,664
Dell International LLC/EMC Corp.	5.30	04/01/32	50,000	51,034
Dell International LLC/EMC Corp.	5.40	04/15/34	60,000	61,208
Dell International LLC/EMC Corp.	5.50	04/01/35	60,000	60,734
Dell International LLC/EMC Corp.	5.75	02/01/33	60,000	62,935
Fortinet, Inc.	2.20	03/15/31	25,000	21,984
Hewlett Packard Enterprise Co.	4.85	10/15/31	70,000	69,780
Hewlett Packard Enterprise Co.	5.00	10/15/34	110,000	106,745
HP, Inc.	2.65	06/17/31	50,000	44,242
HP, Inc.	4.20	04/15/32	45,000	42,971
HP, Inc.	5.50	01/15/33	55,000	55,997
HP, Inc.	6.10	04/25/35	35,000	36,280
Kyndryl Holdings, Inc.	3.15	10/15/31	45,000	40,340
Kyndryl Holdings, Inc.	6.35	02/20/34	25,000	26,413
Leidos, Inc.	2.30	02/15/31	55,000	48,193
Leidos, Inc.	5.40	03/15/32	30,000	30,606
Leidos, Inc.	5.50	03/15/35	30,000	30,283
Leidos, Inc.	5.75	03/15/33	45,000	46,761
NetApp, Inc.	5.50	03/17/32	30,000	30,833
NetApp, Inc.	5.70	03/17/35	40,000	40,948
Western Digital Corp.	3.10	02/01/32	25,000	22,195
				1,046,276
COSMETICS/PERSONAL CARE – 0.2%
Haleon US Capital LLC	3.63	03/24/32	115,000	107,612

DISTRIBUTION/WHOLESALE – 0.1%
LKQ Corp.	6.25	06/15/33	30,000	31,367

DIVERSIFIED FINANCIAL SERVICES – 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.30	01/30/32	225,000	203,836
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.40	10/29/33	90,000	79,094
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.95	09/10/34	65,000	63,482
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.30	01/19/34	35,000	35,158
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.38	12/15/31	45,000	45,904
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.15	09/30/30	40,000	42,488
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.50	01/31/56	25,000	25,389
Air Lease Corp.	2.88	01/15/32	40,000	35,486
Air Lease Corp.	3.13	12/01/30	45,000	41,532
Air Lease Corp.	5.20	07/15/31	30,000	30,572
Ally Financial, Inc.	5.55	07/31/33	35,000	35,051
Ally Financial, Inc.	6.18	07/26/35	45,000	46,061
Ally Financial, Inc.	8.00	11/01/31	30,000	33,891
Ally Financial, Inc.	8.00	11/01/31	110,000	124,276
American Express Co.	4.99	05/26/33	45,000	45,069
American Express Co.	5.63	07/28/34	30,000	30,776
American Express Co.	5.92	04/25/35	30,000	31,315

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 5.0% (Continued)
Apollo Global Management, Inc.	6.00	12/15/54	$25,000	$24,624
Blue Owl Finance LLC	3.13	06/10/31	35,000	31,266
Blue Owl Finance LLC	6.25	04/18/34	60,000	61,865
Capital One Financial Corp.	2.36	07/29/32	60,000	51,119
Capital One Financial Corp.	2.62	11/02/32	25,000	21,867
Capital One Financial Corp.	5.27	05/10/33	65,000	65,542
Capital One Financial Corp.	5.82	02/01/34	70,000	72,379
Capital One Financial Corp.	5.88	07/26/35	50,000	51,653
Capital One Financial Corp.	6.05	02/01/35	60,000	62,494
Capital One Financial Corp.	6.18	01/30/36	95,000	97,714
Capital One Financial Corp.	6.38	06/08/34	95,000	101,399
Capital One Financial Corp.	6.70	11/29/32	45,000	49,195
Capital One Financial Corp.	7.62	10/30/31	105,000	118,261
Capital One Financial Corp.	7.96	11/02/34	60,000	69,906
CI Financial Corp.	3.20	12/17/30	55,000	48,843
Jefferies Financial Group, Inc.	2.63	10/15/31	55,000	47,956
Jefferies Financial Group, Inc.	2.75	10/15/32	25,000	21,245
Jefferies Financial Group, Inc.	6.20	04/14/34	85,000	88,836
LPL Holdings, Inc.	5.65	03/15/35	25,000	25,110
LPL Holdings, Inc.	5.75	06/15/35	30,000	30,356
LPL Holdings, Inc.	6.00	05/20/34	30,000	31,052
Nasdaq, Inc.	1.65	01/15/31	45,000	38,854
Nasdaq, Inc.	5.55	02/15/34	60,000	62,273
Nomura Holdings, Inc.	2.61	07/14/31	50,000	44,061
Nomura Holdings, Inc.	3.00	01/22/32	35,000	31,153
Nomura Holdings, Inc.	5.49	06/29/35	35,000	35,324
Nomura Holdings, Inc.	5.78	07/03/34	50,000	51,871
Nomura Holdings, Inc.	6.09	07/12/33	30,000	31,891
Nomura Holdings, Inc.	6.18	01/18/33	50,000	53,223
Synchrony Financial	2.88	10/28/31	40,000	34,888
Synchrony Financial	6.00	07/29/36	30,000	30,106
TPG Operating Group II LP	5.88	03/05/34	35,000	36,352
				2,572,058
ELECTRIC – 7.1%
AEP Texas, Inc.	4.70	05/15/32	25,000	24,586
AES Corp.	2.45	01/15/31	50,000	44,202
AES Corp.	5.80	03/15/32	50,000	50,776
Ameren Corp.	3.50	01/15/31	50,000	47,257
Ameren Corp.	5.38	03/15/35	40,000	40,287
American Electric Power Co., Inc.	5.63	03/01/33	45,000	46,710
American Electric Power Co., Inc.	5.95	11/01/32	35,000	37,093
American Electric Power Co., Inc.	6.95	12/15/54	35,000	36,985
Appalachian Power Co.	2.70	04/01/31	25,000	22,431
Appalachian Power Co.	4.50	08/01/32	35,000	34,222
Arizona Public Service Co.	5.55	08/01/33	25,000	25,686
CenterPoint Energy, Inc.	2.65	06/01/31	25,000	22,297
CMS Energy Corp.	6.50	06/01/55	55,000	55,629
Constellation Energy Generation LLC	5.80	03/01/33	30,000	31,698

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.1% (Continued)
Constellation Energy Generation LLC	6.13	01/15/34	$25,000	$26,902
Dominion Energy, Inc.	2.25	08/15/31	50,000	43,471
Dominion Energy, Inc.	5.25	08/01/33	25,000	25,195
Dominion Energy, Inc.	5.38	11/15/32	45,000	46,205
Dominion Energy, Inc.	5.45	03/15/35	45,000	45,388
Dominion Energy, Inc.	5.95	06/15/35	30,000	31,500
Dominion Energy, Inc.	6.63	05/15/55	70,000	71,826
Dominion Energy, Inc.	7.00	06/01/54	60,000	64,239
DTE Energy Co.	5.85	06/01/34	45,000	47,099
Duke Energy Corp.	2.55	06/15/31	65,000	57,725
Duke Energy Corp.	4.50	08/15/32	65,000	63,622
Duke Energy Corp.	5.45	06/15/34	45,000	46,160
Duke Energy Corp.	5.75	09/15/33	30,000	31,442
Duke Energy Corp.	6.45	09/01/54	50,000	51,489
Edison International	5.25	03/15/32	30,000	28,768
Entergy Corp.	2.40	06/15/31	35,000	30,757
Eversource Energy	1.65	08/15/30	30,000	26,050
Eversource Energy	3.38	03/01/32	45,000	40,974
Eversource Energy	5.13	05/15/33	40,000	39,992
Eversource Energy	5.50	01/01/34	40,000	40,702
Eversource Energy	5.85	04/15/31	45,000	47,156
Eversource Energy	5.95	07/15/34	35,000	36,601
Exelon Corp.	3.35	03/15/32	30,000	27,716
Exelon Corp.	5.13	03/15/31	25,000	25,535
Exelon Corp.	5.30	03/15/33	50,000	51,333
Exelon Corp.	5.45	03/15/34	30,000	30,775
Exelon Corp.	5.63	06/15/35	40,000	40,974
Exelon Corp.	6.50	03/15/55	55,000	56,286
Interstate Power & Light Co.	5.60	06/29/35	40,000	41,089
National Grid PLC	5.42	01/11/34	35,000	35,685
National Grid PLC	5.81	06/12/33	50,000	52,318
NextEra Energy Capital Holdings, Inc.	2.44	01/15/32	50,000	43,289
NextEra Energy Capital Holdings, Inc.	5.00	07/15/32	60,000	60,627
NextEra Energy Capital Holdings, Inc.	5.05	02/28/33	50,000	50,230
NextEra Energy Capital Holdings, Inc.	5.25	03/15/34	70,000	70,668
NextEra Energy Capital Holdings, Inc.	5.30	03/15/32	50,000	51,353
NextEra Energy Capital Holdings, Inc.	5.45	03/15/35	50,000	50,915
NextEra Energy Capital Holdings, Inc.	6.38	08/15/55	80,000	82,220
NextEra Energy Capital Holdings, Inc.	6.75	06/15/54	70,000	73,069
Pacific Gas & Electric Co.	2.50	02/01/31	105,000	91,761
Pacific Gas & Electric Co.	3.25	06/01/31	60,000	54,171
Pacific Gas & Electric Co.	5.70	03/01/35	65,000	65,256
Pacific Gas & Electric Co.	5.80	05/15/34	55,000	55,570
Pacific Gas & Electric Co.	5.90	06/15/32	35,000	36,069
Pacific Gas & Electric Co.	6.15	01/15/33	40,000	41,682
Pacific Gas & Electric Co.	6.40	06/15/33	60,000	63,311
Pacific Gas & Electric Co.	6.95	03/15/34	50,000	54,415
PPL Capital Funding, Inc.	5.25	09/01/34	40,000	40,339

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.1% (Continued)
Progress Energy, Inc.	7.75	03/01/31	$35,000	$40,108
Public Service Co. of Oklahoma	5.20	01/15/35	30,000	29,942
Public Service Enterprise Group, Inc.	1.60	08/15/30	30,000	25,902
Public Service Enterprise Group, Inc.	2.45	11/15/31	50,000	43,741
Public Service Enterprise Group, Inc.	5.45	04/01/34	25,000	25,545
Puget Energy, Inc.	5.73	03/15/35	35,000	35,111
Sempra	5.50	08/01/33	45,000	46,027
Sempra	6.40	10/01/54	70,000	67,784
Sempra	6.55	04/01/55	30,000	28,958
Southern Co.	4.85	03/15/35	45,000	43,885
Southern Co.	5.20	06/15/33	40,000	40,697
Southern Co.	5.70	10/15/32	35,000	36,717
Southern Co.	5.70	03/15/34	65,000	67,710
Southern Co.	6.38	03/15/55	95,000	98,464
System Energy Resources, Inc.	5.30	12/15/34	30,000	29,548
Wisconsin Power & Light Co.	3.95	09/01/32	30,000	28,383
Xcel Energy, Inc.	4.60	06/01/32	45,000	43,963
Xcel Energy, Inc.	5.45	08/15/33	40,000	40,671
Xcel Energy, Inc.	5.50	03/15/34	50,000	50,805
Xcel Energy, Inc.	5.60	04/15/35	35,000	35,651
				3,669,390
ELECTRICAL COMPONENTS & EQUIPMENT – 0.0%
Acuity Brands Lighting, Inc.	2.15	12/15/30	25,000	22,023

ELECTRONICS – 0.5%
Allegion US Holding Co., Inc.	5.41	07/01/32	30,000	30,931
Arrow Electronics, Inc.	2.95	02/15/32	25,000	21,927
Arrow Electronics, Inc.	5.88	04/10/34	25,000	25,732
Flex Ltd.	5.25	01/15/32	25,000	25,292
Jabil, Inc.	3.00	01/15/31	30,000	27,250
Keysight Technologies, Inc.	4.95	10/15/34	30,000	29,585
TD SYNNEX Corp.	6.10	04/12/34	30,000	31,488
Trimble, Inc.	6.10	03/15/33	50,000	52,981
Vontier Corp.	2.95	04/01/31	30,000	26,994
				272,180
ENGINEERING & CONSTRUCTION – 0.1%
Jacobs Engineering Group, Inc.	5.90	03/01/33	30,000	31,325

ENVIRONMENTAL CONTROL – 0.1%
Veralto Corp.	5.45	09/18/33	45,000	46,217

FOOD – 3.0%
Conagra Brands, Inc.	5.00	08/01/30	30,000	30,066
Flowers Foods, Inc.	2.40	03/15/31	25,000	21,817
Flowers Foods, Inc.	5.75	03/15/35	30,000	30,540
General Mills, Inc.	2.25	10/14/31	30,000	26,082
General Mills, Inc.	4.95	03/29/33	60,000	59,882
General Mills, Inc.	5.25	01/30/35	40,000	40,000

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 3.0% (Continued)
J M Smucker Co.	4.25	03/15/35	$35,000	$32,473
J M Smucker Co.	6.20	11/15/33	60,000	64,171
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	3.00	05/15/32	60,000	52,506
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	3.63	01/15/32	50,000	45,812
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	5.75	04/01/33	93,000	95,398
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	6.75	03/15/34	85,000	92,454
Kellanova	7.45	04/01/31	35,000	39,881
Kraft Heinz Foods Co.	5.00	07/15/35	30,000	29,054
Kraft Heinz Foods Co.	5.20	03/15/32	25,000	25,182
Kraft Heinz Foods Co.	5.40	03/15/35	35,000	34,884
Kroger Co.	1.70	01/15/31	25,000	21,475
Kroger Co.	5.00	09/15/34	120,000	118,678
McCormick & Co., Inc./MD	1.85	02/15/31	25,000	21,588
McCormick & Co., Inc./MD	4.70	10/15/34	25,000	24,125
McCormick & Co., Inc./MD	4.95	04/15/33	30,000	30,070
Mondelez International, Inc.	1.50	02/04/31	25,000	21,316
Mondelez International, Inc.	1.88	10/15/32	35,000	29,310
Mondelez International, Inc.	3.00	03/17/32	40,000	36,030
Mondelez International, Inc.	4.75	08/28/34	35,000	34,457
Pilgrim’s Pride Corp.	3.50	03/01/32	50,000	44,920
Pilgrim’s Pride Corp.	4.25	04/15/31	50,000	47,811
Pilgrim’s Pride Corp.	6.25	07/01/33	65,000	68,323
Pilgrim’s Pride Corp.	6.88	05/15/34	25,000	27,341
Sysco Corp.	5.10	09/23/30	45,000	45,916
Sysco Corp.	5.40	03/23/35	30,000	30,434
Sysco Corp.	6.00	01/17/34	25,000	26,735
The Campbell’s Co.	4.75	03/23/35	40,000	38,257
The Campbell’s Co.	5.40	03/21/34	60,000	60,624
Tyson Foods, Inc.	4.88	08/15/34	25,000	24,404
Tyson Foods, Inc.	5.70	03/15/34	55,000	56,836
				1,528,852
FOREST PRODUCTS & PAPER – 0.2%
Suzano Austria GmbH	3.13	01/15/32	55,000	48,340
Suzano Austria GmbH	3.75	01/15/31	70,000	65,131
				113,471
GAS – 0.6%
National Fuel Gas Co.	2.95	03/01/31	25,000	22,323
National Fuel Gas Co.	5.95	03/15/35	25,000	25,583
NiSource, Inc.	1.70	02/15/31	45,000	38,432
NiSource, Inc.	5.35	04/01/34	40,000	40,649
NiSource, Inc.	5.35	07/15/35	50,000	50,215
NiSource, Inc.	6.38	03/31/55	25,000	25,347
Southern Co. Gas Capital Corp.	1.75	01/15/31	25,000	21,452
Southern Co. Gas Capital Corp.	5.15	09/15/32	35,000	35,544
Southern Co. Gas Capital Corp.	5.75	09/15/33	25,000	26,157
Southwest Gas Corp.	4.05	03/15/32	30,000	28,418
				314,120

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HAND/MACHINE TOOLS – 0.1%
Stanley Black & Decker, Inc.	3.00	05/15/32	$30,000	$26,567

HEALTHCARE-PRODUCTS – 1.8%
Agilent Technologies, Inc.	2.30	03/12/31	45,000	39,784
Agilent Technologies, Inc.	4.75	09/09/34	40,000	39,126
Baxter International, Inc.	1.73	04/01/31	45,000	38,325
Baxter International, Inc.	2.54	02/01/32	80,000	69,645
GE HealthCare Technologies, Inc.	4.80	01/15/31	40,000	40,215
GE HealthCare Technologies, Inc.	5.50	06/15/35	50,000	51,084
GE HealthCare Technologies, Inc.	5.91	11/22/32	100,000	106,276
Revvity, Inc.	2.25	09/15/31	25,000	21,309
Smith & Nephew PLC	2.03	10/14/30	50,000	43,805
Smith & Nephew PLC	5.40	03/20/34	45,000	45,683
Solventum Corp.	5.45	03/13/31	60,000	62,146
Solventum Corp.	5.60	03/23/34	95,000	97,524
STERIS Irish FinCo UnLtd. Co.	2.70	03/15/31	40,000	35,821
Stryker Corp.	4.63	09/11/34	45,000	43,987
Stryker Corp.	5.20	02/10/35	60,000	60,989
Zimmer Biomet Holdings, Inc.	2.60	11/24/31	40,000	35,362
Zimmer Biomet Holdings, Inc.	5.20	09/15/34	45,000	45,194
Zimmer Biomet Holdings, Inc.	5.50	02/19/35	30,000	30,718
				906,993
HEALTHCARE-SERVICES – 4.2%
Centene Corp.	2.50	03/01/31	125,000	104,976
Centene Corp.	2.63	08/01/31	75,000	62,692
Centene Corp.	3.00	10/15/30	125,000	108,859
Cigna Group	2.38	03/15/31	90,000	79,796
Cigna Group	5.13	05/15/31	40,000	40,881
Cigna Group	5.25	02/15/34	65,000	65,704
Cigna Group	5.40	03/15/33	45,000	46,262
Elevance Health, Inc.	2.55	03/15/31	50,000	44,621
Elevance Health, Inc.	4.10	05/15/32	30,000	28,652
Elevance Health, Inc.	4.75	02/15/33	50,000	49,314
Elevance Health, Inc.	4.95	11/01/31	45,000	45,264
Elevance Health, Inc.	5.20	02/15/35	70,000	69,990
Elevance Health, Inc.	5.38	06/15/34	60,000	60,788
Elevance Health, Inc.	5.50	10/15/32	40,000	41,360
HCA, Inc.	2.38	07/15/31	45,000	39,147
HCA, Inc.	3.50	09/01/30	145,000	136,717
HCA, Inc.	3.63	03/15/32	115,000	105,915
HCA, Inc.	5.45	04/01/31	95,000	97,694
HCA, Inc.	5.45	09/15/34	65,000	65,308
HCA, Inc.	5.50	03/01/32	40,000	41,092
HCA, Inc.	5.50	06/01/33	75,000	76,576
HCA, Inc.	5.60	04/01/34	75,000	76,423
HCA, Inc.	5.75	03/01/35	90,000	92,257
Humana, Inc.	2.15	02/03/32	45,000	37,779
Humana, Inc.	5.38	04/15/31	85,000	86,720

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 4.2% (Continued)
Humana, Inc.	5.55	05/01/35	$40,000	$40,120
Humana, Inc.	5.88	03/01/33	35,000	36,231
Humana, Inc.	5.95	03/15/34	50,000	51,909
Icon Investments Six DAC	6.00	05/08/34	25,000	25,598
Laboratory Corp. of America Holdings	2.70	06/01/31	25,000	22,422
Laboratory Corp. of America Holdings	4.55	04/01/32	25,000	24,580
Laboratory Corp. of America Holdings	4.80	10/01/34	50,000	48,670
Quest Diagnostics, Inc.	2.80	06/30/31	30,000	27,136
Quest Diagnostics, Inc.	5.00	12/15/34	50,000	49,638
Quest Diagnostics, Inc.	6.40	11/30/33	40,000	43,761
Universal Health Services, Inc.	2.65	10/15/30	40,000	35,401
Universal Health Services, Inc.	5.05	10/15/34	30,000	28,546
				2,138,799
HOME BUILDERS – 0.1%
Meritage Homes Corp.	5.65	03/15/35	30,000	29,917
Toll Brothers Finance Corp.	5.60	06/15/35	30,000	30,145
				60,062
HOUSEHOLD PRODUCTS/WARES – 0.2%
Avery Dennison Corp.	2.25	02/15/32	30,000	25,488
Church & Dwight Co., Inc.	5.60	11/15/32	25,000	26,203
Clorox Co.	4.60	05/01/32	35,000	34,924
				86,615
INSURANCE – 4.0%
Allstate Corp.	1.45	12/15/30	40,000	33,977
Allstate Corp.	5.25	03/30/33	40,000	40,873
Allstate Corp.	5.55	05/09/35	30,000	31,004
American International Group, Inc.	3.88	01/15/35	25,000	22,870
American International Group, Inc.	5.13	03/27/33	45,000	45,561
American International Group, Inc.	5.45	05/07/35	40,000	40,891
American National Group, Inc.	6.00	07/15/35	40,000	40,253
Aon Corp./Aon Global Holdings PLC	2.60	12/02/31	25,000	22,081
Aon Corp./Aon Global Holdings PLC	5.00	09/12/32	35,000	35,443
Aon Corp./Aon Global Holdings PLC	5.35	02/28/33	40,000	41,088
Aon North America, Inc.	5.30	03/01/31	40,000	41,251
Aon North America, Inc.	5.45	03/01/34	100,000	102,335
Arthur J Gallagher & Co.	5.00	02/15/32	35,000	35,298
Arthur J Gallagher & Co.	5.15	02/15/35	85,000	84,521
Arthur J Gallagher & Co.	5.45	07/15/34	25,000	25,480
Assured Guaranty US Holdings, Inc.	3.15	06/15/31	25,000	23,074
Athene Holding Ltd.	3.50	01/15/31	25,000	23,474
Athene Holding Ltd.	5.88	01/15/34	35,000	36,125
Athene Holding Ltd.	6.63	10/15/54	30,000	29,578
Athene Holding Ltd.	6.88	06/28/55	40,000	39,506
Brown & Brown, Inc.	2.38	03/15/31	35,000	30,758
Brown & Brown, Inc.	4.20	03/17/32	40,000	38,022
Brown & Brown, Inc.	5.25	06/23/32	25,000	25,316
Brown & Brown, Inc.	5.55	06/23/35	60,000	60,701

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 4.0% (Continued)
Brown & Brown, Inc.	5.65	06/11/34	$30,000	$30,568
CNA Financial Corp.	2.05	08/15/30	25,000	21,955
CNA Financial Corp.	5.13	02/15/34	25,000	24,825
CNA Financial Corp.	5.50	06/15/33	35,000	35,820
CNO Financial Group, Inc.	6.45	06/15/34	45,000	46,940
Corebridge Financial, Inc.	3.90	04/05/32	75,000	70,488
Corebridge Financial, Inc.	5.75	01/15/34	45,000	46,690
Corebridge Financial, Inc.	6.38	09/15/54	40,000	40,009
Enstar Group Ltd.	3.10	09/01/31	25,000	22,005
Equitable Holdings, Inc.	5.59	01/11/33	35,000	36,124
Equitable Holdings, Inc.	6.70	03/28/55	25,000	25,505
F&G Annuities & Life, Inc.	6.25	10/04/34	25,000	24,907
Fairfax Financial Holdings Ltd.	3.38	03/03/31	30,000	27,811
Fairfax Financial Holdings Ltd.	5.63	08/16/32	40,000	40,924
Fairfax Financial Holdings Ltd.(1)	5.75	05/20/35	30,000	30,269
Fairfax Financial Holdings Ltd.	6.00	12/07/33	40,000	41,688
Fidelity National Financial, Inc.	2.45	03/15/31	35,000	30,379
First American Financial Corp.	2.40	08/15/31	35,000	29,989
Lincoln National Corp.	3.40	01/15/31	25,000	23,191
MetLife, Inc.	6.35	03/15/55	60,000	61,695
PartnerRe Finance B LLC	4.50	10/01/50	25,000	23,334
Primerica, Inc.	2.80	11/19/31	30,000	26,766
Prudential Financial, Inc.	3.70	10/01/50	40,000	36,534
Prudential Financial, Inc.	5.13	03/01/52	50,000	48,522
Prudential Financial, Inc.	6.00	09/01/52	70,000	71,182
Prudential Financial, Inc.	6.50	03/15/54	55,000	57,188
Prudential Financial, Inc.	6.75	03/01/53	35,000	36,700
Reinsurance Group of America, Inc.	5.75	09/15/34	35,000	35,951
Willis North America, Inc.	5.35	05/15/33	40,000	40,824
				2,038,263
INTERNET – 0.5%
eBay, Inc.	2.60	05/10/31	45,000	40,264
Expedia Group, Inc.	5.40	02/15/35	60,000	60,424
MercadoLibre, Inc.	3.13	01/14/31	35,000	31,819
Uber Technologies, Inc.	4.80	09/15/34	85,000	83,489
VeriSign, Inc.	2.70	06/15/31	40,000	35,613
VeriSign, Inc.	5.25	06/01/32	25,000	25,282
				276,891
INVESTMENT COMPANIES – 1.0%
Apollo Debt Solutions BDC(1)	6.55	03/15/32	25,000	25,645
Apollo Debt Solutions BDC	6.70	07/29/31	60,000	62,514
Ares Capital Corp.	3.20	11/15/31	35,000	30,643
Ares Capital Corp.	5.50	09/01/30	45,000	44,992
Ares Capital Corp.	5.80	03/08/32	60,000	59,920
Ares Strategic Income Fund(1)	5.80	09/09/30	25,000	25,043
Ares Strategic Income Fund	6.20	03/21/32	45,000	45,570
Blackstone Private Credit Fund	6.00	01/29/32	60,000	60,806

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 1.0% (Continued)
Blackstone Private Credit Fund	6.00	11/22/34	$40,000	$39,756
Blue Owl Credit Income Corp.	6.65	03/15/31	40,000	41,130
HA Sustainable Infrastructure Capital, Inc.	6.15	01/15/31	40,000	40,397
HA Sustainable Infrastructure Capital, Inc.	6.38	07/01/34	50,000	49,571
				525,987
IRON/STEEL – 0.6%
ArcelorMittal SA	6.00	06/17/34	30,000	31,441
ArcelorMittal SA	6.80	11/29/32	50,000	54,854
Gerdau Trade, Inc.	5.75	06/09/35	35,000	35,291
Reliance, Inc.	2.15	08/15/30	25,000	22,142
Steel Dynamics, Inc.	3.25	01/15/31	25,000	23,254
Steel Dynamics, Inc.	5.25	05/15/35	30,000	30,026
Steel Dynamics, Inc.	5.38	08/15/34	40,000	40,550
Vale Overseas Ltd.	6.13	06/12/33	85,000	88,869
				326,427
LEISURE TIME – 0.0%
Brunswick Corp./DE	2.40	08/18/31	30,000	25,619

LODGING – 0.8%
Choice Hotels International, Inc.	5.85	08/01/34	35,000	35,299
Hyatt Hotels Corp.	5.75	03/30/32	30,000	30,783
Las Vegas Sands Corp.	6.20	08/15/34	25,000	25,654
Marriott International, Inc./MD	2.75	10/15/33	35,000	29,729
Marriott International, Inc./MD	2.85	04/15/31	55,000	49,859
Marriott International, Inc./MD	3.50	10/15/32	50,000	45,447
Marriott International, Inc./MD	5.10	04/15/32	35,000	35,417
Marriott International, Inc./MD	5.30	05/15/34	60,000	60,570
Marriott International, Inc./MD	5.35	03/15/35	60,000	60,233
Sands China Ltd.	3.25	08/08/31	35,000	31,292
				404,283
MACHINERY-DIVERSIFIED – 1.0%
AGCO Corp.	5.80	03/21/34	35,000	35,705
Flowserve Corp.	2.80	01/15/32	25,000	21,847
Flowserve Corp.	3.50	10/01/30	25,000	23,533
IDEX Corp.	2.63	06/15/31	30,000	26,782
Ingersoll Rand, Inc.	5.31	06/15/31	25,000	25,790
Ingersoll Rand, Inc.	5.45	06/15/34	40,000	41,117
Ingersoll Rand, Inc.	5.70	08/14/33	60,000	62,751
Nordson Corp.	5.80	09/15/33	25,000	26,440
nVent Finance Sarl	5.65	05/15/33	25,000	25,553
Otis Worldwide Corp.	5.13	11/19/31	40,000	40,896
Regal Rexnord Corp.	6.40	04/15/33	75,000	79,387
Westinghouse Air Brake Technologies Corp.	5.50	05/29/35	40,000	40,779
Westinghouse Air Brake Technologies Corp.	5.61	03/11/34	25,000	25,860
Xylem, Inc./NY	2.25	01/30/31	30,000	26,480
				502,920

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.30	02/01/32	$55,000	$46,175
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	04/01/31	95,000	84,245
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	04/01/33	50,000	46,612
Charter Communications Operating LLC/Charter Communications Operating Capital	6.55	06/01/34	85,000	89,707
Charter Communications Operating LLC/Charter Communications Operating Capital	6.65	02/01/34	55,000	58,291
FactSet Research Systems, Inc.	3.45	03/01/32	25,000	22,800
Fox Corp.	6.50	10/13/33	65,000	70,212
Paramount Global	4.20	05/19/32	55,000	50,321
Paramount Global	4.95	01/15/31	75,000	73,144
Time Warner Cable Enterprises LLC	8.38	07/15/33	50,000	57,896
				599,403
MINING – 0.7%
AngloGold Ashanti Holdings PLC	3.75	10/01/30	35,000	32,948
Freeport-McMoRan, Inc.	4.63	08/01/30	35,000	34,722
Freeport-McMoRan, Inc.	5.40	11/14/34	40,000	40,440
Newmont Corp.	2.25	10/01/30	55,000	49,771
Newmont Corp.	2.60	07/15/32	45,000	39,887
Newmont Corp.	5.88	04/01/35	30,000	31,881
Newmont Corp./Newcrest Finance Pty Ltd.	5.35	03/15/34	50,000	51,181
Southern Copper Corp.	7.50	07/27/35	50,000	57,825
				338,655
MISCELLANEOUS MANUFACTURER – 0.3%
Carlisle Cos, Inc.	2.20	03/01/32	30,000	25,379
Teledyne Technologies, Inc.	2.75	04/01/31	55,000	49,640
Textron, Inc.	2.45	03/15/31	35,000	31,072
Textron, Inc.	5.50	05/15/35	25,000	25,341
				131,432
OFFICE/BUSINESS EQUIPMENT – 0.2%
CDW LLC/CDW Finance Corp.	3.57	12/01/31	60,000	55,246
CDW LLC/CDW Finance Corp.	5.55	08/22/34	30,000	30,112
				85,358
OIL & GAS – 3.6%
Canadian Natural Resources Ltd.(1)	5.40	12/15/34	45,000	44,823
Cenovus Energy, Inc.	2.65	01/15/32	25,000	21,653
Coterra Energy, Inc.	5.40	02/15/35	40,000	39,471
Coterra Energy, Inc.	5.60	03/15/34	25,000	25,148
Devon Energy Corp.	5.20	09/15/34	75,000	72,865
Devon Energy Corp.	7.88	09/30/31	40,000	45,843
Diamondback Energy, Inc.	3.13	03/24/31	40,000	36,621
Diamondback Energy, Inc.	5.40	04/18/34	75,000	75,288
Diamondback Energy, Inc.	5.55	04/01/35	70,000	70,506

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 3.6% (Continued)
Diamondback Energy, Inc.	6.25	03/15/33	$65,000	$69,146
EQT Corp.(1)	4.75	01/15/31	55,000	54,191
EQT Corp.	5.75	02/01/34	50,000	51,445
Expand Energy Corp.	4.75	02/01/32	60,000	58,296
Expand Energy Corp.	5.70	01/15/35	45,000	45,575
Helmerich & Payne, Inc.	2.90	09/29/31	55,000	46,446
Helmerich & Payne, Inc.	5.50	12/01/34	15,000	13,843
HF Sinclair Corp.	5.75	01/15/31	40,000	40,946
HF Sinclair Corp.	6.25	01/15/35	40,000	40,743
Marathon Petroleum Corp.	5.70	03/01/35	55,000	55,841
Occidental Petroleum Corp.	5.38	01/01/32	50,000	49,604
Occidental Petroleum Corp.	5.55	10/01/34	70,000	68,720
Occidental Petroleum Corp.	6.13	01/01/31	60,000	62,115
Occidental Petroleum Corp.	6.63	09/01/30	90,000	95,022
Occidental Petroleum Corp.	7.50	05/01/31	45,000	49,487
Ovintiv, Inc.	6.25	07/15/33	35,000	36,216
Ovintiv, Inc.	6.50	08/15/34	30,000	31,420
Ovintiv, Inc.	7.38	11/01/31	25,000	27,572
Phillips 66 Co.	2.15	12/15/30	45,000	39,599
Phillips 66 Co.	4.65	11/15/34	50,000	47,823
Phillips 66 Co.	4.95	03/15/35	35,000	33,976
Phillips 66 Co.	5.25	06/15/31	70,000	71,864
Phillips 66 Co.	5.30	06/30/33	55,000	55,683
Suncor Energy, Inc.	5.95	12/01/34	25,000	25,834
Suncor Energy, Inc.	7.15	02/01/32	30,000	33,305
Valero Energy Corp.	7.50	04/15/32	40,000	45,800
Viper Energy Partners LLC	4.90	08/01/30	25,000	24,923
Woodside Finance Ltd.	5.10	09/12/34	70,000	67,867
Woodside Finance Ltd.	5.70	05/19/32	35,000	35,706
Woodside Finance Ltd.	6.00	05/19/35	65,000	66,436
				1,877,662
PACKAGING & CONTAINERS – 0.9%
Amcor Finance USA, Inc.	5.63	05/26/33	35,000	36,320
Amcor Flexibles North America, Inc.	2.69	05/25/31	45,000	40,321
Amcor Flexibles North America, Inc.(1)	5.50	03/17/35	40,000	40,736
Berry Global, Inc.	5.65	01/15/34	45,000	46,593
Berry Global, Inc.	5.80	06/15/31	45,000	47,221
Smurfit Kappa Treasury ULC	5.44	04/03/34	55,000	56,272
Smurfit Westrock Financing DAC	5.42	01/15/35	45,000	45,736
Sonoco Products Co.	2.85	02/01/32	25,000	21,987
Sonoco Products Co.	5.00	09/01/34	45,000	43,769
WRKCo, Inc.	3.00	06/15/33	45,000	39,446
WRKCo, Inc.	4.20	06/01/32	25,000	23,973
				442,374

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 2.1%
Becton Dickinson & Co.	1.96	02/11/31	$60,000	$52,047
Becton Dickinson & Co.	4.30	08/22/32	25,000	24,181
Becton Dickinson & Co.	5.11	02/08/34	30,000	30,078
Cardinal Health, Inc.	5.35	11/15/34	60,000	60,717
Cardinal Health, Inc.	5.45	02/15/34	25,000	25,597
Cencora, Inc.	2.70	03/15/31	50,000	45,099
Cencora, Inc.	5.13	02/15/34	25,000	25,112
Cencora, Inc.	5.15	02/15/35	45,000	45,137
CVS Health Corp.	1.75	08/21/30	65,000	56,216
CVS Health Corp.	1.88	02/28/31	65,000	55,581
CVS Health Corp.	2.13	09/15/31	50,000	42,661
CVS Health Corp.	4.88	07/20/35	35,000	33,436
CVS Health Corp.	5.25	01/30/31	40,000	40,758
CVS Health Corp.	5.25	02/21/33	105,000	105,330
CVS Health Corp.	5.30	06/01/33	75,000	75,476
CVS Health Corp.	5.55	06/01/31	65,000	67,299
CVS Health Corp.	5.70	06/01/34	65,000	66,585
Takeda Pharmaceutical Co. Ltd.	5.30	07/05/34	65,000	65,795
Takeda US Financing, Inc.	5.20	07/07/35	95,000	94,710
Zoetis, Inc.	5.60	11/16/32	45,000	47,343
				1,059,158
PIPELINES – 7.1%
Boardwalk Pipelines LP	3.40	02/15/31	25,000	23,113
Boardwalk Pipelines LP	3.60	09/01/32	25,000	22,680
Boardwalk Pipelines LP	5.63	08/01/34	45,000	45,730
Cheniere Energy Partners LP	3.25	01/31/32	65,000	58,470
Cheniere Energy Partners LP	4.00	03/01/31	90,000	86,018
Cheniere Energy Partners LP	5.75	08/15/34	70,000	71,782
Cheniere Energy Partners LP	5.95	06/30/33	75,000	78,316
Cheniere Energy, Inc.	5.65	04/15/34	75,000	76,283
Eastern Energy Gas Holdings LLC	5.80	01/15/35	45,000	46,736
Enbridge, Inc.	2.50	08/01/33	50,000	41,628
Enbridge, Inc.	5.55	06/20/35	55,000	55,561
Enbridge, Inc.	5.63	04/05/34	70,000	71,717
Enbridge, Inc.	5.70	03/08/33	125,000	129,548
Enbridge, Inc.	6.20	11/15/30	40,000	42,641
Enbridge, Inc.	7.20	06/27/54	40,000	41,325
Energy Transfer LP	4.90	03/15/35	25,000	23,932
Energy Transfer LP	5.55	05/15/34	70,000	70,627
Energy Transfer LP	5.60	09/01/34	65,000	65,849
Energy Transfer LP	5.70	04/01/35	80,000	81,184
Energy Transfer LP	5.75	02/15/33	85,000	88,040
Energy Transfer LP	6.40	12/01/30	50,000	53,653
Energy Transfer LP	6.55	12/01/33	85,000	91,759
Kinder Morgan Energy Partners LP	5.80	03/15/35	25,000	25,678
Kinder Morgan Energy Partners LP	7.30	08/15/33	25,000	28,093
Kinder Morgan, Inc.	2.00	02/15/31	45,000	39,260

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 7.1% (Continued)
Kinder Morgan, Inc.	4.80	02/01/33	$40,000	$39,357
Kinder Morgan, Inc.	5.20	06/01/33	90,000	90,411
Kinder Morgan, Inc.	5.30	12/01/34	40,000	39,974
Kinder Morgan, Inc.	5.40	02/01/34	55,000	55,617
Kinder Morgan, Inc.	5.85	06/01/35	45,000	46,529
Kinder Morgan, Inc.	7.75	01/15/32	55,000	63,147
Kinder Morgan, Inc.	7.80	08/01/31	35,000	40,197
MPLX LP	2.65	08/15/30	90,000	81,573
MPLX LP	4.95	09/01/32	50,000	49,414
MPLX LP	5.00	03/01/33	65,000	64,037
MPLX LP	5.40	04/01/35	55,000	54,420
MPLX LP	5.50	06/01/34	95,000	95,220
ONEOK, Inc.	4.75	10/15/31	75,000	74,318
ONEOK, Inc.	5.05	11/01/34	90,000	87,544
ONEOK, Inc.	5.65	09/01/34	25,000	25,360
ONEOK, Inc.	5.80	11/01/30	30,000	31,320
ONEOK, Inc.	6.05	09/01/33	85,000	89,212
ONEOK, Inc.	6.10	11/15/32	40,000	42,283
ONEOK, Inc.	6.35	01/15/31	35,000	37,324
Plains All American Pipeline LP	5.95	06/15/35	55,000	56,481
Plains All American Pipeline LP/PAA Finance Corp.	3.80	09/15/30	40,000	38,134
Plains All American Pipeline LP/PAA Finance Corp.	5.70	09/15/34	45,000	45,685
South Bow USA Infrastructure Holdings LLC(1)	5.58	10/01/34	65,000	64,208
Targa Resources Corp.	4.20	02/01/33	45,000	42,102
Targa Resources Corp.	4.90	09/15/30	45,000	45,243
Targa Resources Corp.	5.50	02/15/35	60,000	59,991
Targa Resources Corp.	6.13	03/15/33	45,000	47,321
Targa Resources Corp.	6.50	03/30/34	50,000	53,744
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.00	01/15/32	50,000	46,638
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.88	02/01/31	65,000	64,322
TransCanada PipeLines Ltd.	4.63	03/01/34	65,000	62,113
Western Midstream Operating LP	5.45	11/15/34	50,000	49,048
Western Midstream Operating LP	6.15	04/01/33	40,000	41,720
Williams Cos, Inc.	2.60	03/15/31	90,000	80,429
Williams Cos, Inc.	3.50	11/15/30	50,000	47,122
Williams Cos, Inc.	4.65	08/15/32	60,000	58,842
Williams Cos, Inc.	5.15	03/15/34	75,000	74,732
Williams Cos, Inc.	5.60	03/15/35	55,000	56,250
Williams Cos, Inc.	5.65	03/15/33	40,000	41,424
				3,642,429
REAL ESTATE – 0.2%
CBRE Services, Inc.	2.50	04/01/31	40,000	35,584
CBRE Services, Inc.	5.50	06/15/35	20,000	20,213
CBRE Services, Inc.	5.95	08/15/34	55,000	57,987
				113,784

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 9.1%
Alexandria Real Estate Equities, Inc.	1.88	02/01/33	$50,000	$40,221
Alexandria Real Estate Equities, Inc.	2.00	05/18/32	55,000	45,568
Alexandria Real Estate Equities, Inc.	2.95	03/15/34	50,000	42,210
Alexandria Real Estate Equities, Inc.	3.38	08/15/31	45,000	41,520
Alexandria Real Estate Equities, Inc.	4.75	04/15/35	25,000	23,917
Alexandria Real Estate Equities, Inc.	4.90	12/15/30	45,000	45,261
American Assets Trust LP	3.38	02/01/31	35,000	31,325
American Assets Trust LP	6.15	10/01/34	30,000	30,040
American Homes 4 Rent LP	3.63	04/15/32	45,000	41,502
American Homes 4 Rent LP	5.25	03/15/35	25,000	24,817
American Homes 4 Rent LP	5.50	02/01/34	40,000	40,687
American Homes 4 Rent LP	5.50	07/15/34	25,000	25,346
American Tower Corp.	1.88	10/15/30	55,000	47,752
American Tower Corp.	2.30	09/15/31	35,000	30,360
American Tower Corp.	2.70	04/15/31	35,000	31,323
American Tower Corp.	4.05	03/15/32	45,000	43,162
American Tower Corp.	5.40	01/31/35	40,000	40,714
American Tower Corp.	5.45	02/15/34	35,000	35,865
American Tower Corp.	5.55	07/15/33	45,000	46,408
American Tower Corp.	5.65	03/15/33	40,000	41,517
American Tower Corp.	5.90	11/15/33	40,000	42,176
Americold Realty Operating Partnership LP	5.41	09/12/34	30,000	29,187
AutoNation, Inc.	3.85	03/01/32	35,000	32,224
AutoNation, Inc.	5.89	03/15/35	35,000	35,475
AutoZone, Inc.	1.65	01/15/31	30,000	25,652
AutoZone, Inc.	4.75	08/01/32	40,000	39,751
AutoZone, Inc.	4.75	02/01/33	30,000	29,596
AutoZone, Inc.	5.40	07/15/34	45,000	45,967
AutoZone, Inc.	6.55	11/01/33	25,000	27,559
Best Buy Co., Inc.	1.95	10/01/30	35,000	30,704
Boston Properties LP	2.45	10/01/33	45,000	36,155
Boston Properties LP	2.55	04/01/32	45,000	38,157
Boston Properties LP	3.25	01/30/31	65,000	59,664
Boston Properties LP	5.75	01/15/35	55,000	55,341
Boston Properties LP	6.50	01/15/34	40,000	42,836
Brixmor Operating Partnership LP	2.50	08/16/31	30,000	26,257
COPT Defense Properties LP	2.75	04/15/31	30,000	26,587
Cousins Properties LP	5.88	10/01/34	35,000	36,045
Crown Castle, Inc.	2.10	04/01/31	50,000	43,060
Crown Castle, Inc.	2.25	01/15/31	65,000	56,814
Crown Castle, Inc.	2.50	07/15/31	40,000	35,010
Crown Castle, Inc.	5.10	05/01/33	45,000	44,774
Crown Castle, Inc.	5.20	09/01/34	45,000	44,617
Crown Castle, Inc.	5.80	03/01/34	40,000	41,558
CubeSmart LP	2.50	02/15/32	25,000	21,653
Darden Restaurants, Inc.	6.30	10/10/33	25,000	26,658
Dick’s Sporting Goods, Inc.	3.15	01/15/32	40,000	35,935
DOC DR LLC	2.63	11/01/31	25,000	21,941

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 9.1% (Continued)
Dollar General Corp.	5.00	11/01/32	$35,000	$35,044
Dollar General Corp.	5.45	07/05/33	60,000	61,435
Dollar Tree, Inc.	2.65	12/01/31	40,000	35,220
Equinix Europe 2 Financing Corp. LLC	5.50	06/15/34	40,000	40,801
Equinix, Inc.	2.50	05/15/31	60,000	53,204
Equinix, Inc.	3.90	04/15/32	70,000	66,079
Essex Portfolio LP	2.65	03/15/32	35,000	30,606
Essex Portfolio LP	5.50	04/01/34	25,000	25,564
Extra Space Storage LP	2.35	03/15/32	30,000	25,551
Extra Space Storage LP	2.40	10/15/31	30,000	25,968
Extra Space Storage LP	5.40	02/01/34	30,000	30,380
Extra Space Storage LP	5.40	06/15/35	30,000	30,047
Extra Space Storage LP	5.90	01/15/31	40,000	42,070
Ferguson Enterprises, Inc.	5.00	10/03/34	40,000	39,498
Genuine Parts Co.	1.88	11/01/30	25,000	21,669
Genuine Parts Co.	2.75	02/01/32	25,000	21,868
GLP Capital LP/GLP Financing II, Inc.	3.25	01/15/32	40,000	35,407
GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/31	35,000	33,011
GLP Capital LP/GLP Financing II, Inc.	5.63	09/15/34	50,000	49,896
Healthcare Realty Holdings LP	2.00	03/15/31	45,000	38,446
Healthpeak OP LLC	2.88	01/15/31	30,000	27,306
Healthpeak OP LLC	5.25	12/15/32	45,000	45,663
Healthpeak OP LLC	5.38	02/15/35	35,000	35,337
Host Hotels & Resorts LP	3.50	09/15/30	40,000	37,116
Host Hotels & Resorts LP	5.50	04/15/35	35,000	34,563
Host Hotels & Resorts LP	5.70	06/15/32	30,000	30,452
Host Hotels & Resorts LP	5.70	07/01/34	40,000	40,206
Invitation Homes Operating Partnership LP	2.00	08/15/31	40,000	33,965
Invitation Homes Operating Partnership LP	4.15	04/15/32	30,000	28,506
Invitation Homes Operating Partnership LP	4.88	02/01/35	25,000	24,144
Kimco Realty OP LLC	2.25	12/01/31	25,000	21,636
Kimco Realty OP LLC	2.70	10/01/30	35,000	32,017
Kimco Realty OP LLC	3.20	04/01/32	30,000	27,254
Kimco Realty OP LLC	4.60	02/01/33	35,000	34,356
Kimco Realty OP LLC	4.85	03/01/35	25,000	24,441
Kimco Realty OP LLC	6.40	03/01/34	30,000	32,620
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	5.50	08/01/30	30,000	30,125
Lowe’s Cos, Inc.	1.70	10/15/30	65,000	56,367
Lowe’s Cos, Inc.	2.63	04/01/31	85,000	76,384
Lowe’s Cos, Inc.	3.75	04/01/32	90,000	84,568
Lowe’s Cos, Inc.	5.00	04/15/33	70,000	70,522
Lowe’s Cos, Inc.	5.15	07/01/33	55,000	55,829
McDonald’s Corp.	4.60	09/09/32	40,000	39,952
McDonald’s Corp.	4.95	08/14/33	40,000	40,578
McDonald’s Corp.	4.95	03/03/35	50,000	49,859
McDonald’s Corp.	5.20	05/17/34	25,000	25,592
NNN REIT, Inc.	4.60	02/15/31	35,000	34,655
NNN REIT, Inc.	5.50	06/15/34	25,000	25,521

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 9.1% (Continued)
NNN REIT, Inc.	5.60	10/15/33	$25,000	$25,806
Omega Healthcare Investors, Inc.	3.25	04/15/33	35,000	30,250
Omega Healthcare Investors, Inc.	3.38	02/01/31	35,000	32,029
O’Reilly Automotive, Inc.	1.75	03/15/31	25,000	21,398
O’Reilly Automotive, Inc.	4.70	06/15/32	45,000	44,717
O’Reilly Automotive, Inc.	5.00	08/19/34	35,000	34,697
Ross Stores, Inc.	1.88	04/15/31	25,000	21,447
Sabra Health Care LP	3.20	12/01/31	40,000	35,678
Starbucks Corp.	2.55	11/15/30	70,000	63,336
Starbucks Corp.	3.00	02/14/32	60,000	54,286
Starbucks Corp.	4.80	02/15/33	30,000	29,973
Starbucks Corp.	4.90	02/15/31	30,000	30,521
Starbucks Corp.	5.00	02/15/34	25,000	25,161
Starbucks Corp.	5.40	05/15/35	25,000	25,458
Sun Communities Operating LP	2.70	07/15/31	40,000	35,435
Sun Communities Operating LP	4.20	04/15/32	30,000	28,541
Tractor Supply Co.	1.75	11/01/30	45,000	38,939
Tractor Supply Co.	5.25	05/15/33	40,000	40,663
UDR, Inc.	3.00	08/15/31	35,000	31,801
Ventas Realty LP	2.50	09/01/31	25,000	21,952
Ventas Realty LP	4.75	11/15/30	25,000	24,965
Ventas Realty LP	5.00	01/15/35	30,000	29,410
Ventas Realty LP	5.10	07/15/32	30,000	30,343
Ventas Realty LP	5.63	07/01/34	30,000	30,852
VICI Properties LP	5.13	11/15/31	40,000	40,042
VICI Properties LP	5.13	05/15/32	85,000	84,863
VICI Properties LP	5.63	04/01/35	45,000	45,302
VICI Properties LP	5.75	04/01/34	35,000	35,829
Weyerhaeuser Co.	7.38	03/15/32	35,000	39,607
WP Carey, Inc.	2.40	02/01/31	25,000	22,055
				4,677,522
SEMICONDUCTORS – 4.3%
Broadcom, Inc.(1)	2.45	02/15/31	145,000	129,440
Broadcom, Inc.(1)	2.60	02/15/33	105,000	89,877
Broadcom, Inc.(1)	3.42	04/15/33	125,000	113,135
Broadcom, Inc.(1)	3.47	04/15/34	175,000	155,692
Broadcom, Inc.	4.15	11/15/30	105,000	102,844
Broadcom, Inc.(1)	4.15	04/15/32	60,000	57,684
Broadcom, Inc.	4.30	11/15/32	115,000	111,289
Broadcom, Inc.	4.55	02/15/32	45,000	44,428
Broadcom, Inc.	4.80	10/15/34	100,000	98,197
Broadcom, Inc.	4.90	07/15/32	100,000	100,449
Broadcom, Inc.	5.15	11/15/31	85,000	87,042
Broadcom, Inc.	5.20	04/15/32	65,000	66,721
Broadcom, Inc.	5.20	07/15/35	150,000	150,799
Intel Corp.	2.00	08/12/31	60,000	51,015
Intel Corp.	4.00	12/15/32	40,000	37,140
Intel Corp.	4.15	08/05/32	75,000	70,578

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 4.3% (Continued)
Intel Corp.	5.00	02/21/31	$35,000	$35,295
Intel Corp.	5.15	02/21/34	55,000	54,453
Intel Corp.	5.20	02/10/33	120,000	120,045
Marvell Technology, Inc.	2.95	04/15/31	40,000	36,287
Marvell Technology, Inc.	5.45	07/15/35	35,000	35,332
Marvell Technology, Inc.	5.95	09/15/33	25,000	26,385
Micron Technology, Inc.	2.70	04/15/32	60,000	52,061
Micron Technology, Inc.	5.30	01/15/31	60,000	61,252
Micron Technology, Inc.	5.65	11/01/32	25,000	25,849
Micron Technology, Inc.	5.80	01/15/35	50,000	51,289
Micron Technology, Inc.	5.88	02/09/33	40,000	41,621
Micron Technology, Inc.	5.88	09/15/33	55,000	57,363
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.50	05/11/31	50,000	44,159
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65	02/15/32	50,000	43,631
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	01/15/33	60,000	59,850
Skyworks Solutions, Inc.	3.00	06/01/31	25,000	22,055
				2,233,257
SHIPBUILDING – 0.0%
Huntington Ingalls Industries, Inc.	5.75	01/15/35	25,000	25,714

SOFTWARE – 4.0%
AppLovin Corp.	5.38	12/01/31	50,000	50,952
AppLovin Corp.	5.50	12/01/34	60,000	60,727
Atlassian Corp.	5.50	05/15/34	25,000	25,404
Autodesk, Inc.	2.40	12/15/31	55,000	48,015
Autodesk, Inc.	5.30	06/15/35	30,000	30,414
Broadridge Financial Solutions, Inc.	2.60	05/01/31	60,000	53,179
Concentrix Corp.	6.85	08/02/33	35,000	36,583
Electronic Arts, Inc.	1.85	02/15/31	40,000	34,650
Fidelity National Information Services, Inc.	2.25	03/01/31	40,000	35,013
Fidelity National Information Services, Inc.	5.10	07/15/32	50,000	50,751
Fiserv, Inc.	5.15	08/12/34	45,000	44,706
Fiserv, Inc.	5.35	03/15/31	45,000	46,275
Fiserv, Inc.	5.45	03/15/34	40,000	40,601
Fiserv, Inc.	5.60	03/02/33	50,000	51,459
Fiserv, Inc.	5.63	08/21/33	75,000	77,306
Oracle Corp.	2.88	03/25/31	185,000	167,775
Oracle Corp.	3.90	05/15/35	75,000	67,273
Oracle Corp.	4.30	07/08/34	105,000	98,704
Oracle Corp.	4.70	09/27/34	90,000	86,485
Oracle Corp.	4.90	02/06/33	85,000	84,748
Oracle Corp.	5.25	02/03/32	70,000	71,514
Oracle Corp.	6.25	11/09/32	120,000	129,215
Paychex, Inc.	5.35	04/15/32	90,000	92,259
Paychex, Inc.	5.60	04/15/35	70,000	71,998
Roper Technologies, Inc.	1.75	02/15/31	65,000	55,623
Roper Technologies, Inc.	4.75	02/15/32	30,000	29,888
Roper Technologies, Inc.	4.90	10/15/34	50,000	49,115

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 4.0% (Continued)
Synopsys, Inc.	5.00	04/01/32	$85,000	$85,892
Synopsys, Inc.	5.15	04/01/35	130,000	130,497
Take-Two Interactive Software, Inc.	4.00	04/14/32	30,000	28,411
VMware LLC	2.20	08/15/31	90,000	77,929
Workday, Inc.	3.80	04/01/32	70,000	65,806
				2,079,167
TELECOMMUNICATIONS – 7.9%
AT&T, Inc.	2.25	02/01/32	150,000	128,837
AT&T, Inc.	2.55	12/01/33	215,000	179,396
AT&T, Inc.	2.75	06/01/31	165,000	149,187
AT&T, Inc.	4.50	05/15/35	140,000	132,972
AT&T, Inc.	4.70	08/15/30	60,000	60,480
AT&T, Inc.	5.40	02/15/34	150,000	153,397
Bell Telephone Co. of Canada or Bell Canada	5.10	05/11/33	45,000	44,975
Bell Telephone Co. of Canada or Bell Canada	5.20	02/15/34	40,000	39,873
British Telecommunications PLC	9.63	12/15/30	150,000	183,399
Deutsche Telekom International Finance BV	9.25	06/01/32	25,000	31,056
Koninklijke KPN NV	8.38	10/01/30	40,000	46,370
Motorola Solutions, Inc.	2.30	11/15/30	45,000	39,984
Motorola Solutions, Inc.	2.75	05/24/31	45,000	40,434
Motorola Solutions, Inc.	4.85	08/15/30	35,000	35,253
Motorola Solutions, Inc.	5.20	08/15/32	35,000	35,474
Motorola Solutions, Inc.	5.40	04/15/34	45,000	45,909
Motorola Solutions, Inc.	5.60	06/01/32	35,000	36,344
Orange SA	9.00	03/01/31	135,000	162,992
Rogers Communications, Inc.	3.80	03/15/32	110,000	102,614
Rogers Communications, Inc.	5.30	02/15/34	70,000	70,120
Sprint Capital Corp.	8.75	03/15/32	110,000	132,945
Telefonica Europe BV	8.25	09/15/30	65,000	74,693
TELUS Corp.	3.40	05/13/32	50,000	45,588
T-Mobile USA, Inc.	2.25	11/15/31	60,000	51,813
T-Mobile USA, Inc.	2.55	02/15/31	145,000	129,623
T-Mobile USA, Inc.	2.70	03/15/32	50,000	43,946
T-Mobile USA, Inc.	2.88	02/15/31	50,000	45,483
T-Mobile USA, Inc.	3.50	04/15/31	145,000	135,851
T-Mobile USA, Inc.	4.70	01/15/35	45,000	43,526
T-Mobile USA, Inc.	5.05	07/15/33	145,000	145,427
T-Mobile USA, Inc.	5.13	05/15/32	70,000	71,034
T-Mobile USA, Inc.	5.15	04/15/34	70,000	70,417
T-Mobile USA, Inc.	5.20	01/15/33	75,000	76,088
T-Mobile USA, Inc.	5.30	05/15/35	55,000	55,421
T-Mobile USA, Inc.	5.75	01/15/34	60,000	62,669
Verizon Communications, Inc.	1.50	09/18/30	60,000	51,644
Verizon Communications, Inc.	1.68	10/30/30	50,000	43,328
Verizon Communications, Inc.	1.75	01/20/31	130,000	111,893
Verizon Communications, Inc.	2.36	03/15/32	255,000	219,350
Verizon Communications, Inc.	2.55	03/21/31	210,000	188,236
Verizon Communications, Inc.	4.40	11/01/34	110,000	104,234

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 7.9% (Continued)
Verizon Communications, Inc.	4.50	08/10/33	$125,000	$120,949
Verizon Communications, Inc.	4.78	02/15/35	120,000	116,380
Verizon Communications, Inc.	5.05	05/09/33	50,000	50,471
Verizon Communications, Inc.	5.25	04/02/35	125,000	125,340
Verizon Communications, Inc.	7.75	12/01/30	25,000	28,653
				4,064,068
TOYS/GAMES/HOBBIES – 0.0%
Hasbro, Inc.	6.05	05/14/34	25,000	25,859

TRANSPORTATION – 0.6%
Canadian Pacific Railway Co.	2.45	12/02/31	80,000	70,071
Canadian Pacific Railway Co.	5.20	03/30/35	30,000	30,349
FedEx Corp.(1)	2.40	05/15/31	35,000	30,612
Norfolk Southern Corp.	2.30	05/15/31	25,000	22,167
Norfolk Southern Corp.	3.00	03/15/32	40,000	36,187
Norfolk Southern Corp.	4.45	03/01/33	25,000	24,421
Norfolk Southern Corp.	5.05	08/01/30	30,000	30,839
Ryder System, Inc.	6.60	12/01/33	35,000	38,521
				283,167
TRUCKING & LEASING – 0.1%
GATX Corp.	5.50	06/15/35	30,000	30,344
GATX Corp.	6.05	03/15/34	35,000	36,963
				67,307
WATER – 0.4%
American Water Capital Corp.	2.30	06/01/31	30,000	26,394
American Water Capital Corp.	4.45	06/01/32	40,000	39,329
American Water Capital Corp.	5.15	03/01/34	45,000	45,628
American Water Capital Corp.	5.25	03/01/35	40,000	40,448
Essential Utilities, Inc.	5.38	01/15/34	30,000	30,382
				182,181
TOTAL CORPORATE BONDS (Cost – $49,931,726)				50,559,342

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
JP Morgan Chase, New York	3.68	08/01/25	157,333	157,333
TOTAL SHORT-TERM INVESTMENTS (Cost – $157,333)				157,333

TOTAL INVESTMENTS – 98.6% (Cost – $50,089,059)				$50,716,675
OTHER ASSETS LESS LIABILITIES – 1.4%				740,160
NET ASSETS – 100.0%				$51,456,835

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2025, amounts to $983,749 and represents 1.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$50,559,342	$–	$50,559,342
Time Deposits	–	157,333	–	157,333
Total Investments	$–	$50,716,675	$–	$50,716,675

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.1%
ADVERTISING – 0.1%
Interpublic Group of Cos, Inc.	3.38	03/01/41	$5,000	$3,724
Interpublic Group of Cos, Inc.	5.40	10/01/48	5,000	4,600
				8,324
AEROSPACE/DEFENSE – 4.9%
Boeing Co.	3.75	02/01/50	10,000	7,090
Boeing Co.	3.90	05/01/49	5,000	3,637
Boeing Co.	3.95	08/01/59	10,000	6,887
Boeing Co.	5.71	05/01/40	25,000	24,861
Boeing Co.	5.81	05/01/50	45,000	43,392
Boeing Co.	5.93	05/01/60	30,000	28,764
Boeing Co.	6.86	05/01/54	20,000	22,033
Boeing Co.	6.88	03/15/39	5,000	5,483
Boeing Co.	7.01	05/01/64	10,000	11,059
Howmet Aerospace, Inc.	5.95	02/01/37	5,000	5,308
L3Harris Technologies, Inc.	5.05	04/27/45	5,000	4,657
L3Harris Technologies, Inc.	5.50	08/15/54	5,000	4,823
L3Harris Technologies, Inc.	5.60	07/31/53	5,000	4,888
Northrop Grumman Corp.	3.85	04/15/45	5,000	3,951
Northrop Grumman Corp.	4.03	10/15/47	15,000	11,916
Northrop Grumman Corp.	4.75	06/01/43	10,000	9,020
Northrop Grumman Corp.	4.95	03/15/53	10,000	8,947
Northrop Grumman Corp.	5.15	05/01/40	5,000	4,867
Northrop Grumman Corp.	5.20	06/01/54	10,000	9,275
Northrop Grumman Corp.	5.25	05/01/50	10,000	9,406
RTX Corp.	2.82	09/01/51	10,000	6,122
RTX Corp.	3.03	03/15/52	5,000	3,188
RTX Corp.	3.13	07/01/50	10,000	6,598
RTX Corp.	3.75	11/01/46	10,000	7,611
RTX Corp.	4.05	05/04/47	5,000	3,970
RTX Corp.	4.15	05/15/45	5,000	4,096
RTX Corp.	4.35	04/15/47	10,000	8,317
RTX Corp.	4.45	11/16/38	10,000	9,179
RTX Corp.	4.50	06/01/42	25,000	22,084
RTX Corp.	4.63	11/16/48	15,000	12,902
RTX Corp.	4.88	10/15/40	5,000	4,688
RTX Corp.	5.38	02/27/53	10,000	9,520
RTX Corp.	5.70	04/15/40	5,000	5,151
RTX Corp.	6.13	07/15/38	5,000	5,368
RTX Corp.	6.40	03/15/54	15,000	16,383
				355,441
AGRICULTURE – 2.8%
Altria Group, Inc.	3.40	02/04/41	15,000	11,146
Altria Group, Inc.	3.70	02/04/51	10,000	6,899
Altria Group, Inc.	3.88	09/16/46	10,000	7,368
Altria Group, Inc.	4.00	02/04/61	10,000	7,012
Altria Group, Inc.	4.25	08/09/42	5,000	4,058

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AGRICULTURE – 2.8% (Continued)
Altria Group, Inc.	4.45	05/06/50	$10,000	$7,823
Altria Group, Inc.	4.50	05/02/43	5,000	4,168
Altria Group, Inc.	5.38	01/31/44	15,000	14,215
Altria Group, Inc.	5.80	02/14/39	15,000	15,178
Altria Group, Inc.	5.95	02/14/49	20,000	19,790
BAT Capital Corp.	4.39	08/15/37	20,000	17,877
BAT Capital Corp.	4.54	08/15/47	20,000	16,219
BAT Capital Corp.	4.76	09/06/49	5,000	4,130
BAT Capital Corp.	5.28	04/02/50	5,000	4,430
BAT Capital Corp.	5.63	08/15/35	10,000	10,164
BAT Capital Corp.	6.25	08/15/55	5,000	5,061
BAT Capital Corp.	7.08	08/02/43	5,000	5,508
BAT Capital Corp.	7.08	08/02/53	15,000	16,738
Reynolds American, Inc.	5.70	08/15/35	5,000	5,101
Reynolds American, Inc.	5.85	08/15/45	15,000	14,564
Reynolds American, Inc.	6.15	09/15/43	5,000	5,043
				202,492
AUTO MANUFACTURERS – 1.1%
Ford Motor Co.	4.75	01/15/43	20,000	15,514
Ford Motor Co.	5.29	12/08/46	10,000	8,178
General Motors Co.	5.15	04/01/38	5,000	4,660
General Motors Co.	5.20	04/01/45	10,000	8,696
General Motors Co.	5.40	04/01/48	5,000	4,416
General Motors Co.	5.95	04/01/49	10,000	9,458
General Motors Co.	6.25	10/02/43	15,000	14,895
General Motors Co.	6.60	04/01/36	10,000	10,580
General Motors Co.	6.75	04/01/46	5,000	5,218
				81,615
AUTO PARTS & EQUIPMENT – 0.4%
Aptiv Swiss Holdings Ltd.	3.10	12/01/51	10,000	6,012
Aptiv Swiss Holdings Ltd.	4.15	05/01/52	10,000	7,206
Aptiv Swiss Holdings Ltd.	5.75	09/13/54	5,000	4,518
BorgWarner, Inc.	4.38	03/15/45	5,000	4,108
Lear Corp.	5.25	05/15/49	5,000	4,321
				26,165
BANKS – 4.2%
Barclays PLC	3.33	11/24/42	10,000	7,464
Barclays PLC	3.81	03/10/42	5,000	3,932
Barclays PLC	4.95	01/10/47	10,000	9,059
Barclays PLC	5.25	08/17/45	10,000	9,497
Barclays PLC	6.04	03/12/55	10,000	10,373
Citigroup, Inc.	4.75	05/18/46	15,000	12,954
Citigroup, Inc.	5.30	05/06/44	10,000	9,386
Citigroup, Inc.	6.13	08/25/36	5,000	5,218
Citigroup, Inc.	6.68	09/13/43	5,000	5,475
Cooperatieve Rabobank UA	5.25	08/04/45	15,000	14,065
Cooperatieve Rabobank UA	5.75	12/01/43	5,000	5,003

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 4.2% (Continued)
Fifth Third Bancorp	8.25	03/01/38	$10,000	$12,128
Goldman Sachs Group, Inc.	5.15	05/22/45	15,000	13,559
Goldman Sachs Group, Inc.	6.45	05/01/36	10,000	10,726
Goldman Sachs Group, Inc.	6.75	10/01/37	45,000	49,545
HSBC Holdings PLC	5.25	03/14/44	10,000	9,460
HSBC Holdings PLC	6.50	05/02/36	15,000	16,156
HSBC Holdings PLC	6.50	05/02/36	5,000	5,309
HSBC Holdings PLC	6.50	09/15/37	5,000	5,285
HSBC Holdings PLC	6.50	09/15/37	15,000	16,042
HSBC Holdings PLC	6.80	06/01/38	5,000	5,408
HSBC Holdings PLC	6.80	06/01/38	10,000	10,996
Lloyds Banking Group PLC	3.37	12/14/46	15,000	10,825
Lloyds Banking Group PLC	4.34	01/09/48	15,000	11,990
Regions Bank/Birmingham AL	6.45	06/26/37	5,000	5,305
Sumitomo Mitsui Financial Group, Inc.	2.93	09/17/41	5,000	3,598
Sumitomo Mitsui Financial Group, Inc.	5.80	07/08/46	5,000	4,981
Sumitomo Mitsui Financial Group, Inc.	5.84	07/09/44	10,000	10,109
Sumitomo Mitsui Financial Group, Inc.	6.18	07/13/43	10,000	10,658
				304,506
BEVERAGES – 0.9%
Constellation Brands, Inc.	3.75	05/01/50	5,000	3,637
Constellation Brands, Inc.	4.10	02/15/48	5,000	3,871
Constellation Brands, Inc.	4.50	05/09/47	5,000	4,129
Constellation Brands, Inc.	5.25	11/15/48	5,000	4,566
Fomento Economico Mexicano SAB de CV	3.50	01/16/50	10,000	7,128
Keurig Dr Pepper, Inc.	3.35	03/15/51	5,000	3,344
Keurig Dr Pepper, Inc.	3.80	05/01/50	6,000	4,399
Keurig Dr Pepper, Inc.	4.50	11/15/45	5,000	4,195
Keurig Dr Pepper, Inc.	4.50	04/15/52	10,000	8,219
Molson Coors Beverage Co.	4.20	07/15/46	15,000	11,902
Molson Coors Beverage Co.	5.00	05/01/42	10,000	9,094
				64,484
BIOTECHNOLOGY – 3.4%
Amgen, Inc.	2.77	09/01/53	5,000	2,929
Amgen, Inc.	2.80	08/15/41	10,000	7,162
Amgen, Inc.	3.00	01/15/52	10,000	6,374
Amgen, Inc.	3.15	02/21/40	15,000	11,518
Amgen, Inc.	3.38	02/21/50	15,000	10,456
Amgen, Inc.	4.20	02/22/52	5,000	3,885
Amgen, Inc.	4.40	05/01/45	20,000	16,920
Amgen, Inc.	4.40	02/22/62	10,000	7,706
Amgen, Inc.	4.56	06/15/48	10,000	8,446
Amgen, Inc.	4.66	06/15/51	30,000	25,397
Amgen, Inc.	4.88	03/01/53	10,000	8,673
Amgen, Inc.	4.95	10/01/41	5,000	4,587
Amgen, Inc.	5.15	11/15/41	5,000	4,685
Amgen, Inc.	5.60	03/02/43	20,000	19,766

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BIOTECHNOLOGY – 3.4% (Continued)
Amgen, Inc.	5.65	03/02/53	$40,000	$38,729
Amgen, Inc.	5.75	03/02/63	20,000	19,245
Baxalta, Inc.	5.25	06/23/45	5,000	4,649
Biogen, Inc.	3.15	05/01/50	15,000	9,366
Biogen, Inc.	3.25	02/15/51	5,000	3,143
Biogen, Inc.	5.20	09/15/45	10,000	8,932
Biogen, Inc.	6.45	05/15/55	5,000	5,123
Regeneron Pharmaceuticals, Inc.	2.80	09/15/50	5,000	2,986
Royalty Pharma PLC	3.30	09/02/40	5,000	3,754
Royalty Pharma PLC	3.35	09/02/51	5,000	3,227
Royalty Pharma PLC	3.55	09/02/50	10,000	6,775
Royalty Pharma PLC	5.90	09/02/54	5,000	4,834
				249,267
BUILDING MATERIALS – 1.0%
Carrier Global Corp.	3.38	04/05/40	10,000	7,913
Carrier Global Corp.	3.58	04/05/50	13,000	9,544
Carrier Global Corp.	6.20	03/15/54	3,000	3,202
CRH America Finance, Inc.	5.88	01/09/55	5,000	5,097
Johnson Controls International PLC	4.50	02/15/47	5,000	4,212
Martin Marietta Materials, Inc.	3.20	07/15/51	10,000	6,644
Martin Marietta Materials, Inc.	4.25	12/15/47	5,000	4,042
Martin Marietta Materials, Inc.	5.50	12/01/54	5,000	4,809
Owens Corning	4.30	07/15/47	5,000	4,050
Owens Corning	5.95	06/15/54	5,000	5,048
Trane Technologies Global Holding Co. Ltd.	5.75	06/15/43	5,000	5,130
Vulcan Materials Co.	4.50	06/15/47	5,000	4,215
Vulcan Materials Co.	5.70	12/01/54	5,000	4,946
				68,852
CHEMICALS – 2.8%
CF Industries, Inc.	4.95	06/01/43	5,000	4,450
CF Industries, Inc.	5.38	03/15/44	5,000	4,668
Dow Chemical Co.	3.60	11/15/50	10,000	6,611
Dow Chemical Co.	4.38	11/15/42	10,000	7,960
Dow Chemical Co.	5.25	11/15/41	5,000	4,485
Dow Chemical Co.	5.55	11/30/48	10,000	8,934
Dow Chemical Co.	5.60	02/15/54	5,000	4,420
Dow Chemical Co.	5.95	03/15/55	5,000	4,633
Dow Chemical Co.	6.90	05/15/53	5,000	5,240
Dow Chemical Co.	9.40	05/15/39	10,000	12,874
DuPont de Nemours, Inc.	5.32	11/15/38	8,000	8,214
DuPont de Nemours, Inc.	5.42	11/15/48	20,000	19,999
Eastman Chemical Co.	4.65	10/15/44	5,000	4,210
Eastman Chemical Co.	4.80	09/01/42	5,000	4,363
FMC Corp.	4.50	10/01/49	5,000	3,755
FMC Corp.	6.38	05/18/53	5,000	4,814
International Flavors & Fragrances, Inc.	5.00	09/26/48	4,000	3,420

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 2.8% (Continued)
LYB International Finance BV	4.88	03/15/44	$5,000	$4,198
LYB International Finance BV	5.25	07/15/43	5,000	4,396
LYB International Finance III LLC	3.38	10/01/40	10,000	7,258
LYB International Finance III LLC	3.63	04/01/51	5,000	3,284
LYB International Finance III LLC	3.80	10/01/60	5,000	3,150
LYB International Finance III LLC	4.20	10/15/49	10,000	7,285
LYB International Finance III LLC	4.20	05/01/50	10,000	7,293
LyondellBasell Industries NV	4.63	02/26/55	10,000	7,734
Mosaic Co.	5.63	11/15/43	5,000	4,793
Nutrien Ltd.	3.95	05/13/50	5,000	3,740
Nutrien Ltd.	5.00	04/01/49	5,000	4,431
Nutrien Ltd.	5.80	03/27/53	5,000	4,940
Sherwin-Williams Co.	2.90	03/15/52	5,000	3,035
Sherwin-Williams Co.	3.30	05/15/50	5,000	3,347
Sherwin-Williams Co.	3.80	08/15/49	5,000	3,691
Sherwin-Williams Co.	4.50	06/01/47	10,000	8,352
Westlake Corp.	4.38	11/15/47	10,000	7,808
Westlake Corp.	5.00	08/15/46	5,000	4,312
				206,097
COMMERCIAL SERVICES – 0.4%
Global Payments, Inc.	4.15	08/15/49	10,000	7,346
Global Payments, Inc.	5.95	08/15/52	5,000	4,758
Moody’s Corp.	2.75	08/19/41	5,000	3,507
Moody’s Corp.	3.10	11/29/61	5,000	3,089
Moody’s Corp.	5.25	07/15/44	5,000	4,732
Quanta Services, Inc.	3.05	10/01/41	5,000	3,582
Verisk Analytics, Inc.	3.63	05/15/50	5,000	3,543
				30,557
COMPUTERS – 1.0%
Dell International LLC/EMC Corp.	3.38	12/15/41	10,000	7,492
Dell International LLC/EMC Corp.	3.45	12/15/51	5,000	3,416
Dell International LLC/EMC Corp.	8.10	07/15/36	10,000	12,037
Dell International LLC/EMC Corp.	8.35	07/15/46	5,000	6,366
Hewlett Packard Enterprise Co.	5.60	10/15/54	15,000	13,827
Hewlett Packard Enterprise Co.	6.20	10/15/35	5,000	5,282
Hewlett Packard Enterprise Co.	6.35	10/15/45	10,000	10,270
HP, Inc.	6.00	09/15/41	10,000	10,080
Kyndryl Holdings, Inc.	4.10	10/15/41	5,000	3,927
				72,697
COSMETICS/PERSONAL CARE – 0.1%
Haleon US Capital LLC	4.00	03/24/52	5,000	3,821

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.85	10/29/41	$15,000	$12,001
Ares Management Corp.	5.60	10/11/54	5,000	4,715
Jefferies Financial Group, Inc.	6.25	01/15/36	5,000	5,196
Nasdaq, Inc.	2.50	12/21/40	5,000	3,449
Nasdaq, Inc.	5.95	08/15/53	10,000	10,185
Nasdaq, Inc.	6.10	06/28/63	5,000	5,114
				40,660
ELECTRIC – 5.3%
AEP Texas, Inc.	5.25	05/15/52	5,000	4,500
Appalachian Power Co.	3.70	05/01/50	5,000	3,513
Appalachian Power Co.	7.00	04/01/38	5,000	5,562
Arizona Public Service Co.	3.35	05/15/50	5,000	3,387
Arizona Public Service Co.	4.35	11/15/45	5,000	4,065
Constellation Energy Generation LLC	5.60	06/15/42	5,000	4,918
Constellation Energy Generation LLC	5.75	03/15/54	10,000	9,829
Constellation Energy Generation LLC	6.25	10/01/39	10,000	10,647
Constellation Energy Generation LLC	6.50	10/01/53	5,000	5,409
Dominion Energy, Inc.	4.85	08/15/52	5,000	4,235
Dominion Energy, Inc.	4.90	08/01/41	5,000	4,503
Duke Energy Carolinas LLC	6.10	06/01/37	5,000	5,299
Duke Energy Corp.	3.30	06/15/41	10,000	7,485
Duke Energy Corp.	3.50	06/15/51	10,000	6,844
Duke Energy Corp.	3.75	09/01/46	15,000	11,094
Duke Energy Corp.	4.80	12/15/45	5,000	4,329
Duke Energy Corp.	5.00	08/15/52	10,000	8,742
Duke Energy Corp.	5.80	06/15/54	10,000	9,776
Duke Energy Corp.	6.10	09/15/53	5,000	5,090
Emera US Finance LP	4.75	06/15/46	10,000	8,276
Entergy Corp.	3.75	06/15/50	5,000	3,571
Eversource Energy	3.45	01/15/50	5,000	3,491
Exelon Corp.	4.10	03/15/52	5,000	3,824
Exelon Corp.	4.45	04/15/46	5,000	4,141
Exelon Corp.	4.70	04/15/50	5,000	4,190
Exelon Corp.	5.10	06/15/45	5,000	4,543
Exelon Corp.	5.60	03/15/53	10,000	9,547
Exelon Corp.	5.88	03/15/55	5,000	4,968
FirstEnergy Corp.	3.40	03/01/50	5,000	3,373
FirstEnergy Corp.	4.85	07/15/47	5,000	4,255
Iberdrola International BV	6.75	07/15/36	5,000	5,714
NextEra Energy Capital Holdings, Inc.	3.00	01/15/52	5,000	3,105
NextEra Energy Capital Holdings, Inc.	5.25	02/28/53	10,000	9,191
NextEra Energy Capital Holdings, Inc.	5.55	03/15/54	5,000	4,769
NextEra Energy Capital Holdings, Inc.	5.90	03/15/55	5,000	4,989
NextEra Energy Capital Holdings, Inc.	6.50	08/15/55	10,000	10,344
Oglethorpe Power Corp.	4.50	04/01/47	5,000	4,112
Oglethorpe Power Corp.	5.05	10/01/48	5,000	4,425
Ohio Power Co.	2.90	10/01/51	5,000	3,032
Pacific Gas & Electric Co.	3.30	08/01/40	10,000	7,317

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 5.3% (Continued)
Pacific Gas & Electric Co.	3.50	08/01/50	$15,000	$9,836
Pacific Gas & Electric Co.	3.95	12/01/47	10,000	7,221
Pacific Gas & Electric Co.	4.00	12/01/46	5,000	3,614
Pacific Gas & Electric Co.	4.30	03/15/45	5,000	3,805
Pacific Gas & Electric Co.	4.50	07/01/40	20,000	16,917
Pacific Gas & Electric Co.	4.75	02/15/44	5,000	4,141
Pacific Gas & Electric Co.	4.95	07/01/50	25,000	20,691
Pacific Gas & Electric Co.	5.25	03/01/52	5,000	4,232
Pacific Gas & Electric Co.	5.90	10/01/54	5,000	4,690
Pacific Gas & Electric Co.	6.15	03/01/55	5,000	4,811
Pacific Gas & Electric Co.	6.70	04/01/53	5,000	5,112
Pacific Gas & Electric Co.	6.75	01/15/53	15,000	15,582
Public Service Co. of Oklahoma	5.45	01/15/36	5,000	5,024
Sempra	3.80	02/01/38	5,000	4,149
Sempra	4.00	02/01/48	10,000	7,427
Sempra	6.00	10/15/39	5,000	5,063
Southern Co.	4.25	07/01/36	5,000	4,567
Southern Co.	4.40	07/01/46	15,000	12,471
Southern Power Co.	5.15	09/15/41	5,000	4,717
Southwestern Electric Power Co.	3.25	11/01/51	5,000	3,232
Xcel Energy, Inc.	3.50	12/01/49	5,000	3,439
				381,145
ELECTRONICS – 0.1%
Fortive Corp.	4.30	06/15/46	5,000	4,084

FOOD – 4.0%
Conagra Brands, Inc.	5.30	11/01/38	10,000	9,410
Conagra Brands, Inc.	5.40	11/01/48	10,000	8,819
General Mills, Inc.	3.00	02/01/51	5,000	3,170
J M Smucker Co.	4.38	03/15/45	5,000	4,118
J M Smucker Co.	6.50	11/15/43	5,000	5,324
J M Smucker Co.	6.50	11/15/53	10,000	10,698
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	4.38	02/02/52	15,000	11,412
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	6.50	12/01/52	10,000	10,228
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	7.25	11/15/53	5,000	5,540
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.(1)	5.50	01/15/36	10,000	9,966
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.(1)	6.25	03/01/56	10,000	9,892
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.(1)	6.38	04/15/66	10,000	9,896
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group(1)	6.38	02/25/55	5,000	5,029
Kellanova	4.50	04/01/46	5,000	4,278
Kraft Heinz Foods Co.	4.38	06/01/46	25,000	19,889
Kraft Heinz Foods Co.	4.88	10/01/49	10,000	8,366
Kraft Heinz Foods Co.	5.00	06/04/42	15,000	13,386
Kraft Heinz Foods Co.	5.20	07/15/45	15,000	13,333
Kraft Heinz Foods Co.	5.50	06/01/50	5,000	4,523
Kraft Heinz Foods Co.	6.50	02/09/40	5,000	5,200

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 4.0% (Continued)
Kraft Heinz Foods Co.	6.88	01/26/39	$5,000	$5,394
Kroger Co.	3.95	01/15/50	5,000	3,739
Kroger Co.	4.45	02/01/47	15,000	12,375
Kroger Co.	4.65	01/15/48	10,000	8,419
Kroger Co.	5.40	01/15/49	5,000	4,677
Kroger Co.	5.50	09/15/54	15,000	14,154
Kroger Co.	5.65	09/15/64	10,000	9,454
Mondelez International, Inc.	2.63	09/04/50	10,000	5,898
Sysco Corp.	3.15	12/14/51	5,000	3,191
Sysco Corp.	4.45	03/15/48	5,000	4,165
Sysco Corp.	4.50	04/01/46	5,000	4,208
Sysco Corp.	4.85	10/01/45	5,000	4,412
Sysco Corp.	6.60	04/01/50	10,000	10,845
The Campbell’s Co.	3.13	04/24/50	5,000	3,213
The Campbell’s Co.	4.80	03/15/48	5,000	4,321
Tyson Foods, Inc.	4.55	06/02/47	5,000	4,155
Tyson Foods, Inc.	5.10	09/28/48	10,000	8,933
Tyson Foods, Inc.	5.15	08/15/44	5,000	4,534
				288,564
FOREST PRODUCTS & PAPER – 0.3%
International Paper Co.	4.35	08/15/48	15,000	12,104
International Paper Co.	4.40	08/15/47	5,000	4,054
International Paper Co.	4.80	06/15/44	5,000	4,366
				20,524
GAS – 0.7%
NiSource, Inc.	3.95	03/30/48	5,000	3,842
NiSource, Inc.	4.38	05/15/47	10,000	8,229
NiSource, Inc.	4.80	02/15/44	10,000	8,838
NiSource, Inc.	5.25	02/15/43	5,000	4,689
NiSource, Inc.	5.85	04/01/55	15,000	14,800
Southern Co. Gas Capital Corp.	3.95	10/01/46	5,000	3,856
Southern Co. Gas Capital Corp.	4.40	06/01/43	5,000	4,197
Southern Co. Gas Capital Corp.	5.88	03/15/41	5,000	5,094
				53,545
HAND/MACHINE TOOLS – 0.1%
Stanley Black & Decker, Inc.	2.75	11/15/50	5,000	2,867
Stanley Black & Decker, Inc.	4.85	11/15/48	5,000	4,274
				7,141
HEALTHCARE-PRODUCTS – 0.7%
Baxter International, Inc.	3.13	12/01/51	5,000	3,154
GE HealthCare Technologies, Inc.	6.38	11/22/52	10,000	10,765
Koninklijke Philips NV	5.00	03/15/42	5,000	4,515
Koninklijke Philips NV	6.88	03/11/38	5,000	5,538

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-PRODUCTS – 0.7% (Continued)
Solventum Corp.	5.90	04/30/54	$10,000	$9,943
STERIS Irish FinCo UnLtd. Co.	3.75	03/15/51	5,000	3,526
Stryker Corp.	2.90	06/15/50	5,000	3,257
Stryker Corp.	4.63	03/15/46	10,000	8,858
				49,556
HEALTHCARE-SERVICES – 4.6%
Aetna, Inc.	4.50	05/15/42	10,000	8,260
Aetna, Inc.	6.63	06/15/36	5,000	5,381
Aetna, Inc.	6.75	12/15/37	5,000	5,405
Cigna Group	3.20	03/15/40	5,000	3,790
Cigna Group	3.40	03/15/50	5,000	3,375
Cigna Group	3.40	03/15/51	10,000	6,669
Cigna Group	3.88	10/15/47	5,000	3,729
Cigna Group	4.80	08/15/38	20,000	18,581
Cigna Group	4.80	07/15/46	15,000	12,977
Cigna Group	4.90	12/15/48	25,000	21,629
Cigna Group	5.60	02/15/54	15,000	14,181
Elevance Health, Inc.	3.60	03/15/51	10,000	6,934
Elevance Health, Inc.	3.70	09/15/49	10,000	7,112
Elevance Health, Inc.	4.38	12/01/47	15,000	12,086
Elevance Health, Inc.	4.55	05/15/52	10,000	8,086
Elevance Health, Inc.	4.63	05/15/42	5,000	4,357
Elevance Health, Inc.	4.65	01/15/43	10,000	8,685
Elevance Health, Inc.	4.65	08/15/44	5,000	4,298
Elevance Health, Inc.	5.10	01/15/44	5,000	4,554
Elevance Health, Inc.	5.13	02/15/53	10,000	8,826
Elevance Health, Inc.	5.65	06/15/54	10,000	9,482
Elevance Health, Inc.	5.70	02/15/55	15,000	14,342
Elevance Health, Inc.	5.85	11/01/64	5,000	4,797
Elevance Health, Inc.	6.10	10/15/52	5,000	5,039
HCA, Inc.	3.50	07/15/51	15,000	9,875
HCA, Inc.	4.63	03/15/52	15,000	12,007
HCA, Inc.	5.13	06/15/39	10,000	9,385
HCA, Inc.	5.25	06/15/49	15,000	13,271
HCA, Inc.	5.50	06/15/47	10,000	9,256
HCA, Inc.	5.90	06/01/53	10,000	9,593
HCA, Inc.	5.95	09/15/54	10,000	9,656
HCA, Inc.	6.00	04/01/54	10,000	9,732
HCA, Inc.	6.10	04/01/64	5,000	4,860
HCA, Inc.	6.20	03/01/55	10,000	10,000
Humana, Inc.	3.95	08/15/49	5,000	3,581
Humana, Inc.	4.95	10/01/44	5,000	4,333
Humana, Inc.	5.50	03/15/53	5,000	4,478
Humana, Inc.	5.75	04/15/54	10,000	9,293
Humana, Inc.	6.00	05/01/55	5,000	4,811
Laboratory Corp. of America Holdings	4.70	02/01/45	5,000	4,358
Mount Sinai Hospital	3.74	07/01/49	5,000	3,447
				334,511

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 0.1%
MDC Holdings, Inc.	6.00	01/15/43	$5,000	$4,570

HOME FURNISHINGS – 0.0%
Leggett & Platt, Inc.	3.50	11/15/51	5,000	3,225

HOUSEHOLD PRODUCTS/WARES – 0.1%
Church & Dwight Co., Inc.	5.00	06/15/52	5,000	4,476

INSURANCE – 3.7%
Allstate Corp.	4.20	12/15/46	10,000	8,145
Allstate Corp.	6.50	05/15/57	5,000	5,121
American Financial Group, Inc./OH	4.50	06/15/47	5,000	4,048
American International Group, Inc.	4.38	06/30/50	5,000	4,140
American International Group, Inc.	4.50	07/16/44	5,000	4,347
American International Group, Inc.	4.75	04/01/48	10,000	8,813
Aon Corp./Aon Global Holdings PLC	3.90	02/28/52	10,000	7,357
Aon Global Ltd.	4.60	06/14/44	5,000	4,322
Aon Global Ltd.	4.75	05/15/45	10,000	8,720
Aon North America, Inc.	5.75	03/01/54	15,000	14,622
Arthur J Gallagher & Co.	3.50	05/20/51	10,000	6,883
Arthur J Gallagher & Co.	5.55	02/15/55	10,000	9,454
Arthur J Gallagher & Co.	5.75	03/02/53	5,000	4,841
Arthur J Gallagher & Co.	5.75	07/15/54	5,000	4,838
Arthur J Gallagher & Co.	6.75	02/15/54	5,000	5,462
Athene Holding Ltd.	3.45	05/15/52	5,000	3,171
Athene Holding Ltd.	3.95	05/25/51	5,000	3,515
Athene Holding Ltd.	6.25	04/01/54	10,000	9,879
Athene Holding Ltd.	6.63	05/19/55	5,000	5,148
Brighthouse Financial, Inc.	4.70	06/22/47	10,000	7,420
Brown & Brown, Inc.	4.95	03/17/52	5,000	4,285
Brown & Brown, Inc.	6.25	06/23/55	10,000	10,262
Corebridge Financial, Inc.	4.40	04/05/52	10,000	8,015
Equitable Holdings, Inc.	5.00	04/20/48	10,000	8,827
Everest Reinsurance Holdings, Inc.	3.13	10/15/52	5,000	3,104
Everest Reinsurance Holdings, Inc.	3.50	10/15/50	10,000	6,794
Fairfax Financial Holdings Ltd.	6.10	03/15/55	5,000	4,868
Fairfax Financial Holdings Ltd.	6.35	03/22/54	10,000	10,082
Hartford Insurance Group, Inc.	2.90	09/15/51	5,000	3,140
Hartford Insurance Group, Inc.	3.60	08/19/49	10,000	7,288
Lincoln National Corp.	7.00	06/15/40	5,000	5,508
Markel Group, Inc.	3.45	05/07/52	5,000	3,350
Markel Group, Inc.	4.15	09/17/50	10,000	7,658
Markel Group, Inc.	5.00	05/20/49	5,000	4,358
Markel Group, Inc.	6.00	05/16/54	5,000	4,985
MetLife, Inc.	6.40	12/15/36	10,000	10,421
MetLife, Inc.	10.75	08/01/39	5,000	6,660
Old Republic International Corp.	3.85	06/11/51	5,000	3,532
Reinsurance Group of America, Inc.	6.65	09/15/55	5,000	5,006
Unum Group	4.13	06/15/51	5,000	3,696

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 3.7% (Continued)
Unum Group	5.75	08/15/42	$5,000	$4,855
Willis North America, Inc.	3.88	09/15/49	5,000	3,679
Willis North America, Inc.	5.90	03/05/54	5,000	4,930
				265,549
INTERNET – 0.3%
eBay, Inc.	3.65	05/10/51	10,000	7,220
eBay, Inc.	4.00	07/15/42	5,000	4,046
Uber Technologies, Inc.	5.35	09/15/54	10,000	9,337
				20,603
IRON/STEEL – 0.6%
ArcelorMittal SA	6.35	06/17/54	5,000	5,037
ArcelorMittal SA	7.00	10/15/39	5,000	5,516
Vale Overseas Ltd.	6.40	06/28/54	15,000	14,729
Vale Overseas Ltd.	6.88	11/21/36	10,000	10,902
Vale Overseas Ltd.	6.88	11/10/39	5,000	5,447
				41,631
LODGING – 0.2%
Marriott International, Inc./MD	5.50	04/15/37	15,000	14,991

MACHINERY-DIVERSIFIED – 0.2%
Ingersoll Rand, Inc.	5.70	06/15/54	5,000	4,949
Otis Worldwide Corp.	3.11	02/15/40	5,000	3,810
Otis Worldwide Corp.	3.36	02/15/50	10,000	6,911
				15,670
MEDIA – 4.9%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	06/01/41	10,000	7,151
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	03/01/42	10,000	7,044
Charter Communications Operating LLC/Charter Communications Operating Capital	3.70	04/01/51	20,000	12,961
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	04/01/61	15,000	9,254
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	06/01/52	20,000	13,298
Charter Communications Operating LLC/Charter Communications Operating Capital	3.95	06/30/62	10,000	6,243
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12/01/61	10,000	6,807
Charter Communications Operating LLC/Charter Communications Operating Capital	4.80	03/01/50	25,000	19,450
Charter Communications Operating LLC/Charter Communications Operating Capital	5.13	07/01/49	10,000	8,116
Charter Communications Operating LLC/Charter Communications Operating Capital	5.25	04/01/53	10,000	8,255
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	04/01/38	5,000	4,628
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	05/01/47	20,000	16,944

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 4.9% (Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital	5.50	04/01/63	$5,000	$4,106
Charter Communications Operating LLC/Charter Communications Operating Capital	5.75	04/01/48	20,000	17,748
Charter Communications Operating LLC/Charter Communications Operating Capital	6.38	10/23/35	15,000	15,557
Charter Communications Operating LLC/Charter Communications Operating Capital	6.48	10/23/45	30,000	29,192
Charter Communications Operating LLC/Charter Communications Operating Capital	6.83	10/23/55	5,000	4,998
Fox Corp.	5.48	01/25/39	10,000	9,731
Fox Corp.	5.58	01/25/49	10,000	9,364
Grupo Televisa SAB	5.00	05/13/45	10,000	7,090
Grupo Televisa SAB	5.25	05/24/49	5,000	3,544
Grupo Televisa SAB	6.13	01/31/46	5,000	4,045
Grupo Televisa SAB	6.63	01/15/40	5,000	4,640
Paramount Global	4.38	03/15/43	15,000	11,384
Paramount Global	4.60	01/15/45	5,000	3,829
Paramount Global	4.85	07/01/42	5,000	4,024
Paramount Global	4.90	08/15/44	5,000	3,942
Paramount Global	4.95	05/19/50	5,000	3,901
Paramount Global	5.85	09/01/43	10,000	8,928
Paramount Global	6.88	04/30/36	10,000	10,396
Time Warner Cable LLC	4.50	09/15/42	15,000	11,777
Time Warner Cable LLC	5.50	09/01/41	10,000	9,014
Time Warner Cable LLC	5.88	11/15/40	10,000	9,465
Time Warner Cable LLC	6.55	05/01/37	15,000	15,444
Time Warner Cable LLC	6.75	06/15/39	15,000	15,408
Time Warner Cable LLC	7.30	07/01/38	15,000	16,209
				353,887
MINING – 1.1%
Barrick North America Finance LLC	5.70	05/30/41	5,000	5,005
Barrick North America Finance LLC	5.75	05/01/43	5,000	5,031
Barrick PD Australia Finance Pty Ltd.	5.95	10/15/39	10,000	10,283
Freeport-McMoRan, Inc.	5.45	03/15/43	15,000	14,161
Newmont Corp.	4.88	03/15/42	10,000	9,427
Newmont Corp.	6.25	10/01/39	5,000	5,483
Southern Copper Corp.	5.25	11/08/42	10,000	9,272
Southern Copper Corp.	5.88	04/23/45	10,000	9,878
Southern Copper Corp.	6.75	04/16/40	10,000	10,894
				79,434
OIL & GAS – 3.6%
APA Corp.(1)	5.10	09/01/40	5,000	4,193
APA Corp.(1)	6.75	02/15/55	5,000	4,705
Canadian Natural Resources Ltd.	4.95	06/01/47	10,000	8,587
Canadian Natural Resources Ltd.	6.25	03/15/38	5,000	5,170
Cenovus Energy, Inc.	3.75	02/15/52	5,000	3,390
Cenovus Energy, Inc.	5.40	06/15/47	5,000	4,479

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 3.6% (Continued)
Cenovus Energy, Inc.	6.75	11/15/39	$5,000	$5,357
Continental Resources, Inc.	4.90	06/01/44	5,000	3,931
Coterra Energy, Inc.	5.90	02/15/55	5,000	4,660
Devon Energy Corp.	4.75	05/15/42	5,000	4,197
Devon Energy Corp.	5.00	06/15/45	5,000	4,178
Devon Energy Corp.	5.60	07/15/41	5,000	4,640
Devon Energy Corp.	5.75	09/15/54	15,000	13,459
Diamondback Energy, Inc.	4.25	03/15/52	5,000	3,786
Diamondback Energy, Inc.	4.40	03/24/51	5,000	3,890
Diamondback Energy, Inc.	5.75	04/18/54	15,000	13,922
Diamondback Energy, Inc.	5.90	04/18/64	10,000	9,250
Diamondback Energy, Inc.	6.25	03/15/53	5,000	4,968
Marathon Petroleum Corp.	4.75	09/15/44	5,000	4,175
Marathon Petroleum Corp.	6.50	03/01/41	10,000	10,445
Occidental Petroleum Corp.	6.05	10/01/54	10,000	9,143
Occidental Petroleum Corp.	6.20	03/15/40	5,000	4,905
Occidental Petroleum Corp.	6.45	09/15/36	15,000	15,280
Occidental Petroleum Corp.	6.60	03/15/46	10,000	9,901
Phillips 66 Co.	3.30	03/15/52	10,000	6,441
Phillips 66 Co.	4.88	11/15/44	15,000	13,019
Phillips 66 Co.	4.90	10/01/46	10,000	8,518
Phillips 66 Co.	5.65	06/15/54	5,000	4,628
Phillips 66 Co.	5.88	05/01/42	10,000	9,942
Suncor Energy, Inc.	3.75	03/04/51	5,000	3,489
Suncor Energy, Inc.	4.00	11/15/47	15,000	11,060
Suncor Energy, Inc.	6.80	05/15/38	3,000	3,230
Suncor Energy, Inc.	6.85	06/01/39	5,000	5,424
Valero Energy Corp.	3.65	12/01/51	10,000	6,705
Valero Energy Corp.	4.00	06/01/52	5,000	3,555
Valero Energy Corp.	4.90	03/15/45	5,000	4,366
Valero Energy Corp.	6.63	06/15/37	10,000	10,797
Viper Energy Partners LLC	5.70	08/01/35	5,000	4,973
Woodside Finance Ltd.	5.70	09/12/54	5,000	4,557
				261,315
OIL & GAS SERVICES – 0.8%
Halliburton Co.	4.50	11/15/41	5,000	4,291
Halliburton Co.	4.75	08/01/43	10,000	8,661
Halliburton Co.	4.85	11/15/35	15,000	14,417
Halliburton Co.	5.00	11/15/45	10,000	8,794
Halliburton Co.	7.45	09/15/39	10,000	11,621
NOV, Inc.	3.95	12/01/42	10,000	7,524
				55,308
PACKAGING & CONTAINERS – 0.2%
Packaging Corp. of America	3.05	10/01/51	5,000	3,135
Smurfit Kappa Treasury ULC	5.78	04/03/54	10,000	9,965
Sonoco Products Co.	5.75	11/01/40	5,000	4,955
				18,055

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 4.2%
Becton Dickinson & Co.	3.79	05/20/50	$5,000	$3,705
Becton Dickinson & Co.	4.67	06/06/47	10,000	8,597
Becton Dickinson & Co.	4.69	12/15/44	10,000	8,701
Cardinal Health, Inc.	4.37	06/15/47	5,000	4,062
Cardinal Health, Inc.	5.75	11/15/54	5,000	4,886
Cencora, Inc.	4.25	03/01/45	5,000	4,071
Cencora, Inc.	4.30	12/15/47	5,000	4,023
CVS Health Corp.	4.13	04/01/40	5,000	4,159
CVS Health Corp.	4.78	03/25/38	40,000	36,643
CVS Health Corp.	5.05	03/25/48	65,000	55,963
CVS Health Corp.	5.13	07/20/45	30,000	26,376
CVS Health Corp.	5.30	12/05/43	5,000	4,540
CVS Health Corp.	5.63	02/21/53	10,000	9,194
CVS Health Corp.	5.88	06/01/53	10,000	9,503
CVS Health Corp.	6.00	06/01/44	10,000	9,859
CVS Health Corp.	6.00	06/01/63	5,000	4,782
CVS Health Corp.	6.05	06/01/54	10,000	9,789
Mylan, Inc.	5.20	04/15/48	5,000	3,979
Mylan, Inc.	5.40	11/29/43	5,000	4,195
Takeda Pharmaceutical Co. Ltd.	3.03	07/09/40	10,000	7,427
Takeda Pharmaceutical Co. Ltd.	3.18	07/09/50	20,000	13,063
Takeda Pharmaceutical Co. Ltd.	3.38	07/09/60	15,000	9,491
Takeda Pharmaceutical Co. Ltd.	5.65	07/05/44	5,000	4,973
Takeda Pharmaceutical Co. Ltd.	5.65	07/05/54	5,000	4,851
Takeda Pharmaceutical Co. Ltd.	5.80	07/05/64	5,000	4,843
Utah Acquisition Sub, Inc.	5.25	06/15/46	10,000	8,085
Viatris, Inc.	3.85	06/22/40	10,000	7,350
Viatris, Inc.	4.00	06/22/50	15,000	9,880
Zoetis, Inc.	3.00	05/15/50	5,000	3,251
Zoetis, Inc.	3.95	09/12/47	5,000	3,951
Zoetis, Inc.	4.70	02/01/43	10,000	9,082
				303,274
PIPELINES – 9.1%
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	5,000	4,124
Cheniere Energy Partners LP(1)	5.55	10/30/35	10,000	10,053
Columbia Pipeline Group, Inc.	5.80	06/01/45	5,000	4,857
Eastern Energy Gas Holdings LLC	5.65	10/15/54	5,000	4,792
Eastern Energy Gas Holdings LLC	6.20	01/15/55	5,000	5,168
Enbridge Energy Partners LP	5.50	09/15/40	5,000	4,851
Enbridge Energy Partners LP	7.38	10/15/45	5,000	5,768
Enbridge, Inc.	3.40	08/01/51	10,000	6,614
Enbridge, Inc.	4.00	11/15/49	5,000	3,714
Enbridge, Inc.	4.50	06/10/44	5,000	4,138
Enbridge, Inc.	5.50	12/01/46	5,000	4,776
Enbridge, Inc.	5.95	04/05/54	10,000	9,905
Enbridge, Inc.	6.70	11/15/53	10,000	10,807
Energy Transfer LP	5.00	05/15/44	5,000	4,328
Energy Transfer LP	5.00	05/15/50	15,000	12,541

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 9.1% (Continued)
Energy Transfer LP	5.15	03/15/45	$10,000	$8,775
Energy Transfer LP	5.30	04/01/44	5,000	4,474
Energy Transfer LP	5.30	04/15/47	5,000	4,408
Energy Transfer LP	5.35	05/15/45	10,000	8,995
Energy Transfer LP	5.40	10/01/47	10,000	8,908
Energy Transfer LP	5.80	06/15/38	5,000	5,009
Energy Transfer LP	5.95	05/15/54	10,000	9,473
Energy Transfer LP	6.00	06/15/48	10,000	9,591
Energy Transfer LP	6.05	06/01/41	5,000	5,011
Energy Transfer LP	6.05	09/01/54	10,000	9,604
Energy Transfer LP	6.13	12/15/45	10,000	9,854
Energy Transfer LP	6.20	04/01/55	10,000	9,811
Energy Transfer LP	6.25	04/15/49	15,000	14,810
Energy Transfer LP	6.50	02/01/42	10,000	10,433
Energy Transfer LP	7.50	07/01/38	5,000	5,723
Kinder Morgan Energy Partners LP	5.00	08/15/42	5,000	4,461
Kinder Morgan Energy Partners LP	5.00	03/01/43	5,000	4,472
Kinder Morgan Energy Partners LP	5.40	09/01/44	5,000	4,636
Kinder Morgan Energy Partners LP	5.50	03/01/44	5,000	4,695
Kinder Morgan Energy Partners LP	6.38	03/01/41	5,000	5,203
Kinder Morgan Energy Partners LP	6.50	09/01/39	5,000	5,309
Kinder Morgan Energy Partners LP	6.95	01/15/38	10,000	11,031
Kinder Morgan, Inc.	3.25	08/01/50	5,000	3,212
Kinder Morgan, Inc.	3.60	02/15/51	10,000	6,853
Kinder Morgan, Inc.	5.05	02/15/46	5,000	4,402
Kinder Morgan, Inc.	5.20	03/01/48	5,000	4,474
Kinder Morgan, Inc.	5.45	08/01/52	5,000	4,561
Kinder Morgan, Inc.	5.55	06/01/45	15,000	14,103
Kinder Morgan, Inc.	5.95	08/01/54	10,000	9,758
MPLX LP	4.50	04/15/38	15,000	13,253
MPLX LP	4.70	04/15/48	15,000	12,130
MPLX LP	4.90	04/15/58	5,000	4,040
MPLX LP	4.95	03/14/52	10,000	8,264
MPLX LP	5.20	03/01/47	10,000	8,696
MPLX LP	5.50	02/15/49	15,000	13,562
MPLX LP	5.65	03/01/53	5,000	4,565
MPLX LP	5.95	04/01/55	5,000	4,743
ONEOK Partners LP	6.13	02/01/41	5,000	5,025
ONEOK Partners LP	6.65	10/01/36	5,000	5,397
ONEOK Partners LP	6.85	10/15/37	5,000	5,479
ONEOK, Inc.	3.95	03/01/50	5,000	3,554
ONEOK, Inc.	4.25	09/15/46	5,000	3,801
ONEOK, Inc.	4.45	09/01/49	5,000	3,833
ONEOK, Inc.	4.85	02/01/49	5,000	4,088
ONEOK, Inc.	4.95	07/13/47	5,000	4,189
ONEOK, Inc.	5.15	10/15/43	5,000	4,421
ONEOK, Inc.	5.20	07/15/48	10,000	8,670
ONEOK, Inc.	5.70	11/01/54	15,000	13,808

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 9.1% (Continued)
ONEOK, Inc.	5.85	11/01/64	$5,000	$4,617
ONEOK, Inc.	6.63	09/01/53	15,000	15,535
Plains All American Pipeline LP/PAA Finance Corp.	4.70	06/15/44	5,000	4,145
Plains All American Pipeline LP/PAA Finance Corp.	4.90	02/15/45	5,000	4,255
Plains All American Pipeline LP/PAA Finance Corp.	6.65	01/15/37	5,000	5,400
South Bow USA Infrastructure Holdings LLC(1)	6.18	10/01/54	5,000	4,749
Spectra Energy Partners LP	4.50	03/15/45	5,000	4,149
Targa Resources Corp.	4.95	04/15/52	5,000	4,154
Targa Resources Corp.	5.55	08/15/35	10,000	10,026
Targa Resources Corp.	5.65	02/15/36	5,000	5,032
Targa Resources Corp.	6.13	05/15/55	10,000	9,782
Targa Resources Corp.	6.25	07/01/52	5,000	4,935
Targa Resources Corp.	6.50	02/15/53	5,000	5,117
TransCanada PipeLines Ltd.	4.88	05/15/48	5,000	4,349
TransCanada PipeLines Ltd.	5.10	03/15/49	5,000	4,509
TransCanada PipeLines Ltd.	5.85	03/15/36	5,000	5,129
TransCanada PipeLines Ltd.	6.20	10/15/37	10,000	10,452
TransCanada PipeLines Ltd.	7.25	08/15/38	10,000	11,309
TransCanada PipeLines Ltd.	7.63	01/15/39	10,000	11,649
Transcontinental Gas Pipe Line Co. LLC	3.95	05/15/50	5,000	3,779
Transcontinental Gas Pipe Line Co. LLC	4.60	03/15/48	5,000	4,200
Western Midstream Operating LP	5.25	02/01/50	10,000	8,402
Western Midstream Operating LP	5.30	03/01/48	10,000	8,414
Williams Cos, Inc.	3.50	10/15/51	5,000	3,408
Williams Cos, Inc.	4.85	03/01/48	5,000	4,303
Williams Cos, Inc.	4.90	01/15/45	5,000	4,396
Williams Cos, Inc.	5.10	09/15/45	10,000	9,036
Williams Cos, Inc.	5.30	09/30/35	5,000	4,975
Williams Cos, Inc.	5.30	08/15/52	5,000	4,550
Williams Cos, Inc.	5.40	03/04/44	5,000	4,699
Williams Cos, Inc.	5.75	06/24/44	5,000	4,907
Williams Cos, Inc.	5.80	11/15/54	5,000	4,866
Williams Cos, Inc.	6.00	03/15/55	5,000	4,999
Williams Cos, Inc.	6.30	04/15/40	10,000	10,550
				654,780
REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.2%
Alexandria Real Estate Equities, Inc.	3.00	05/18/51	5,000	3,047
Alexandria Real Estate Equities, Inc.	3.55	03/15/52	10,000	6,768
Alexandria Real Estate Equities, Inc.	4.00	02/01/50	5,000	3,722
Alexandria Real Estate Equities, Inc.	5.15	04/15/53	5,000	4,374
Alexandria Real Estate Equities, Inc.	5.50	10/01/35	5,000	5,031
Alexandria Real Estate Equities, Inc.	5.63	05/15/54	5,000	4,693
American Tower Corp.	2.95	01/15/51	10,000	6,295
American Tower Corp.	3.10	06/15/50	5,000	3,252
American Tower Corp.	3.70	10/15/49	5,000	3,635
Crown Castle, Inc.	2.90	04/01/41	10,000	7,153
Crown Castle, Inc.	3.25	01/15/51	5,000	3,283
Crown Castle, Inc.	4.15	07/01/50	5,000	3,834

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.2% (Continued)
Equinix, Inc.	2.95	09/15/51	$10,000	$6,114
Equinix, Inc.	3.00	07/15/50	5,000	3,139
Federal Realty OP LP	4.50	12/01/44	5,000	4,228
Kimco Realty OP LLC	4.25	04/01/45	5,000	4,122
Kimco Realty OP LLC	5.30	02/01/36	5,000	5,017
VICI Properties LP	5.63	05/15/52	5,000	4,583
VICI Properties LP	6.13	04/01/54	5,000	4,906
				87,196
RETAIL – 2.8%
Dick’s Sporting Goods, Inc.	4.10	01/15/52	5,000	3,571
Dollar General Corp.	4.13	04/03/50	5,000	3,784
Lowe’s Cos, Inc.	2.80	09/15/41	5,000	3,482
Lowe’s Cos, Inc.	3.00	10/15/50	15,000	9,307
Lowe’s Cos, Inc.	3.70	04/15/46	10,000	7,381
Lowe’s Cos, Inc.	4.05	05/03/47	15,000	11,602
Lowe’s Cos, Inc.	4.25	04/01/52	15,000	11,629
Lowe’s Cos, Inc.	4.45	04/01/62	10,000	7,685
Lowe’s Cos, Inc.	4.55	04/05/49	5,000	4,086
Lowe’s Cos, Inc.	4.65	04/15/42	5,000	4,413
Lowe’s Cos, Inc.	5.63	04/15/53	15,000	14,361
Lowe’s Cos, Inc.	5.80	09/15/62	10,000	9,648
Lowe’s Cos, Inc.	5.85	04/01/63	5,000	4,837
McDonald’s Corp.	3.63	05/01/43	5,000	3,868
McDonald’s Corp.	3.63	09/01/49	15,000	10,889
McDonald’s Corp.	3.70	02/15/42	5,000	3,947
McDonald’s Corp.	4.20	04/01/50	10,000	7,940
McDonald’s Corp.	4.45	03/01/47	5,000	4,197
McDonald’s Corp.	4.45	09/01/48	5,000	4,165
McDonald’s Corp.	4.60	05/26/45	5,000	4,330
McDonald’s Corp.	4.70	12/09/35	5,000	4,863
McDonald’s Corp.	4.88	12/09/45	15,000	13,476
McDonald’s Corp.	5.15	09/09/52	5,000	4,581
McDonald’s Corp.	5.45	08/14/53	5,000	4,800
McDonald’s Corp.	6.30	10/15/37	10,000	10,900
McDonald’s Corp.	6.30	03/01/38	5,000	5,425
Starbucks Corp.	3.35	03/12/50	5,000	3,352
Starbucks Corp.	3.50	11/15/50	10,000	6,906
Starbucks Corp.	4.45	08/15/49	10,000	8,194
Starbucks Corp.	4.50	11/15/48	10,000	8,285
				205,904
SEMICONDUCTORS – 3.8%
Broadcom, Inc.(1)	3.14	11/15/35	35,000	29,429
Broadcom, Inc.(1)	3.19	11/15/36	20,000	16,523
Broadcom, Inc.(1)	3.50	02/15/41	20,000	15,830
Broadcom, Inc.(1)	3.75	02/15/51	15,000	11,251
Broadcom, Inc.(1)	4.93	05/15/37	20,000	19,330
Intel Corp.	2.80	08/12/41	5,000	3,296

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 3.8% (Continued)
Intel Corp.	3.05	08/12/51	$10,000	$5,792
Intel Corp.	3.10	02/15/60	10,000	5,377
Intel Corp.	3.20	08/12/61	5,000	2,726
Intel Corp.	3.25	11/15/49	20,000	12,229
Intel Corp.	3.73	12/08/47	15,000	10,272
Intel Corp.	4.10	05/19/46	10,000	7,328
Intel Corp.	4.10	05/11/47	5,000	3,640
Intel Corp.	4.60	03/25/40	5,000	4,290
Intel Corp.	4.75	03/25/50	15,000	11,891
Intel Corp.	4.80	10/01/41	10,000	8,562
Intel Corp.	4.90	07/29/45	5,000	4,159
Intel Corp.	4.90	08/05/52	15,000	12,040
Intel Corp.	4.95	03/25/60	10,000	7,856
Intel Corp.	5.05	08/05/62	10,000	7,871
Intel Corp.	5.60	02/21/54	10,000	8,885
Intel Corp.	5.63	02/10/43	15,000	13,995
Intel Corp.	5.70	02/10/53	15,000	13,528
Intel Corp.	5.90	02/10/63	10,000	9,090
Micron Technology, Inc.	3.37	11/01/41	5,000	3,704
Micron Technology, Inc.	3.48	11/01/51	5,000	3,409
Micron Technology, Inc.	6.05	11/01/35	10,000	10,420
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.25	05/11/41	10,000	7,347
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.25	11/30/51	5,000	3,225
				273,295
SOFTWARE – 5.1%
AppLovin Corp.	5.95	12/01/54	5,000	4,873
Electronic Arts, Inc.	2.95	02/15/51	5,000	3,148
Fidelity National Information Services, Inc.	3.10	03/01/41	5,000	3,673
Fiserv, Inc.	4.40	07/01/49	15,000	11,994
Oracle Corp.	3.60	04/01/40	25,000	19,734
Oracle Corp.	3.60	04/01/50	35,000	24,080
Oracle Corp.	3.65	03/25/41	20,000	15,663
Oracle Corp.	3.80	11/15/37	15,000	12,728
Oracle Corp.	3.85	07/15/36	10,000	8,728
Oracle Corp.	3.85	04/01/60	25,000	16,866
Oracle Corp.	3.95	03/25/51	25,000	18,165
Oracle Corp.	4.00	07/15/46	25,000	19,108
Oracle Corp.	4.00	11/15/47	20,000	15,172
Oracle Corp.	4.10	03/25/61	15,000	10,610
Oracle Corp.	4.13	05/15/45	15,000	11,811
Oracle Corp.	4.38	05/15/55	10,000	7,690
Oracle Corp.	4.50	07/08/44	10,000	8,352
Oracle Corp.	5.38	07/15/40	20,000	19,260
Oracle Corp.	5.38	09/27/54	15,000	13,525
Oracle Corp.	5.50	08/03/35	15,000	15,215
Oracle Corp.	5.50	09/27/64	10,000	8,941
Oracle Corp.	5.55	02/06/53	20,000	18,502
Oracle Corp.	6.00	08/03/55	15,000	14,718

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 5.1% (Continued)
Oracle Corp.	6.13	07/08/39	$10,000	$10,440
Oracle Corp.	6.13	08/03/65	10,000	9,826
Oracle Corp.	6.50	04/15/38	10,000	10,780
Oracle Corp.	6.90	11/09/52	20,000	21,925
Synopsys, Inc.	5.70	04/01/55	15,000	14,814
				370,341
TELECOMMUNICATIONS – 13.9%
AT&T, Inc.	3.10	02/01/43	5,000	3,612
AT&T, Inc.	3.30	02/01/52	10,000	6,559
AT&T, Inc.	3.50	06/01/41	20,000	15,648
AT&T, Inc.	3.50	09/15/53	60,000	40,522
AT&T, Inc.	3.50	02/01/61	5,000	3,199
AT&T, Inc.	3.55	09/15/55	60,000	40,297
AT&T, Inc.	3.65	06/01/51	25,000	17,647
AT&T, Inc.	3.65	09/15/59	50,000	33,369
AT&T, Inc.	3.80	12/01/57	50,000	34,837
AT&T, Inc.	3.85	06/01/60	20,000	13,866
AT&T, Inc.	4.30	12/15/42	10,000	8,431
AT&T, Inc.	4.35	06/15/45	10,000	8,263
AT&T, Inc.	4.50	03/09/48	15,000	12,400
AT&T, Inc.	4.55	03/09/49	5,000	4,149
AT&T, Inc.	4.75	05/15/46	15,000	13,082
AT&T, Inc.	4.85	03/01/39	5,000	4,695
AT&T, Inc.	4.90	08/15/37	5,000	4,771
AT&T, Inc.	5.15	11/15/46	5,000	4,587
AT&T, Inc.	5.15	02/15/50	5,000	4,483
AT&T, Inc.	5.25	03/01/37	10,000	9,930
AT&T, Inc.	5.35	09/01/40	5,000	4,838
AT&T, Inc.	5.38	08/15/35	10,000	10,138
AT&T, Inc.	5.45	03/01/47	5,000	4,733
AT&T, Inc.	5.55	08/15/41	5,000	4,910
AT&T, Inc.	5.65	02/15/47	10,000	9,958
AT&T, Inc.	6.05	08/15/56	10,000	10,146
AT&T, Inc.	6.30	01/15/38	5,000	5,351
Bell Telephone Co. of Canada/Bell Canada	3.65	08/15/52	5,000	3,428
Bell Telephone Co. of Canada/Bell Canada	4.46	04/01/48	10,000	8,064
Bell Telephone Co. of Canada/Bell Canada	5.55	02/15/54	5,000	4,688
Corning, Inc.	4.75	03/15/42	5,000	4,491
Corning, Inc.	5.35	11/15/48	5,000	4,679
Corning, Inc.	5.45	11/15/79	15,000	13,654
Motorola Solutions, Inc.	5.55	08/15/35	5,000	5,103
Nokia OYJ	6.63	05/15/39	5,000	5,099
Orange SA	5.38	01/13/42	5,000	4,851
Orange SA	5.50	02/06/44	10,000	9,844
Rogers Communications, Inc.	3.70	11/15/49	5,000	3,684
Rogers Communications, Inc.	4.30	02/15/48	5,000	4,067
Rogers Communications, Inc.	4.35	05/01/49	5,000	4,075

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 13.9% (Continued)
Rogers Communications, Inc.	4.50	03/15/42	$5,000	$4,288
Rogers Communications, Inc.	4.55	03/15/52	20,000	16,236
Rogers Communications, Inc.	5.00	03/15/44	5,000	4,490
Rogers Communications, Inc.	5.45	10/01/43	5,000	4,711
Telefonica Emisiones SA	4.67	03/06/38	5,000	4,496
Telefonica Emisiones SA	4.90	03/06/48	10,000	8,429
Telefonica Emisiones SA	5.21	03/08/47	20,000	17,697
Telefonica Emisiones SA	5.52	03/01/49	10,000	9,144
Telefonica Emisiones SA	7.05	06/20/36	20,000	22,144
TELUS Corp.	4.60	11/16/48	5,000	4,166
T-Mobile USA, Inc.	3.00	02/15/41	25,000	18,290
T-Mobile USA, Inc.	3.30	02/15/51	25,000	16,591
T-Mobile USA, Inc.	3.40	10/15/52	25,000	16,687
T-Mobile USA, Inc.	3.60	11/15/60	15,000	9,903
T-Mobile USA, Inc.	4.38	04/15/40	15,000	13,253
T-Mobile USA, Inc.	4.50	04/15/50	25,000	20,559
T-Mobile USA, Inc.	5.25	06/15/55	10,000	9,082
T-Mobile USA, Inc.	5.50	01/15/55	5,000	4,724
T-Mobile USA, Inc.	5.65	01/15/53	15,000	14,484
T-Mobile USA, Inc.	5.75	01/15/54	10,000	9,779
T-Mobile USA, Inc.	5.80	09/15/62	5,000	4,882
T-Mobile USA, Inc.	5.88	11/15/55	10,000	9,984
T-Mobile USA, Inc.	6.00	06/15/54	5,000	5,061
Verizon Communications, Inc.	2.65	11/20/40	25,000	17,551
Verizon Communications, Inc.	2.85	09/03/41	10,000	7,074
Verizon Communications, Inc.	2.88	11/20/50	25,000	15,518
Verizon Communications, Inc.	2.99	10/30/56	30,000	18,013
Verizon Communications, Inc.	3.00	11/20/60	15,000	8,826
Verizon Communications, Inc.	3.40	03/22/41	30,000	23,177
Verizon Communications, Inc.	3.55	03/22/51	35,000	24,940
Verizon Communications, Inc.	3.70	03/22/61	30,000	20,640
Verizon Communications, Inc.	3.85	11/01/42	5,000	3,981
Verizon Communications, Inc.	3.88	03/01/52	10,000	7,425
Verizon Communications, Inc.	4.00	03/22/50	10,000	7,640
Verizon Communications, Inc.	4.13	08/15/46	10,000	7,985
Verizon Communications, Inc.	4.27	01/15/36	15,000	13,818
Verizon Communications, Inc.	4.52	09/15/48	10,000	8,368
Verizon Communications, Inc.	4.67	03/15/55	5,000	4,210
Verizon Communications, Inc.	4.81	03/15/39	10,000	9,334
Verizon Communications, Inc.	4.86	08/21/46	20,000	17,757
Verizon Communications, Inc.	5.01	04/15/49	5,000	4,519
Verizon Communications, Inc.	5.01	08/21/54	5,000	4,446
Verizon Communications, Inc.	5.25	03/16/37	10,000	9,923
Verizon Communications, Inc.(1)	5.40	07/02/37	15,000	14,981
Verizon Communications, Inc.	5.50	02/23/54	10,000	9,627
Verizon Communications, Inc.	6.55	09/15/43	5,000	5,454
Vodafone Group PLC	4.25	09/17/50	10,000	7,846
Vodafone Group PLC	4.38	02/19/43	5,000	4,277

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 13.9% (Continued)
Vodafone Group PLC	4.88	06/19/49	$10,000	$8,708
Vodafone Group PLC	5.00	05/30/38	5,000	4,799
Vodafone Group PLC	5.25	05/30/48	10,000	9,151
Vodafone Group PLC	5.63	02/10/53	5,000	4,731
Vodafone Group PLC	5.75	06/28/54	20,000	19,116
Vodafone Group PLC	5.75	02/10/63	5,000	4,704
Vodafone Group PLC	5.88	06/28/64	5,000	4,824
Vodafone Group PLC	6.15	02/27/37	10,000	10,684
				1,003,275
TOYS/GAMES/HOBBIES – 0.1%
Hasbro, Inc.	6.35	03/15/40	5,000	5,184

TRANSPORTATION – 1.9%
Canadian Pacific Railway Co.	3.00	12/02/41	10,000	7,249
Canadian Pacific Railway Co.	3.10	12/02/51	15,000	9,796
Canadian Pacific Railway Co.	4.80	08/01/45	10,000	8,924
Canadian Pacific Railway Co.	6.13	09/15/15	5,000	5,085
FedEx Corp.(1)	3.25	05/15/41	5,000	3,575
FedEx Corp.(1)	4.05	02/15/48	5,000	3,685
FedEx Corp.(1)	4.10	02/01/45	5,000	3,804
FedEx Corp.(1)	4.40	01/15/47	5,000	3,919
FedEx Corp.(1)	4.55	04/01/46	10,000	8,106
FedEx Corp.(1)	4.75	11/15/45	5,000	4,175
FedEx Corp.(1)	4.95	10/17/48	5,000	4,213
FedEx Corp.(1)	5.10	01/15/44	5,000	4,396
FedEx Corp.(1)	5.25	05/15/50	10,000	8,805
Norfolk Southern Corp.	2.90	08/25/51	5,000	3,132
Norfolk Southern Corp.	3.05	05/15/50	5,000	3,263
Norfolk Southern Corp.	3.16	05/15/55	5,000	3,186
Norfolk Southern Corp.	3.94	11/01/47	10,000	7,807
Norfolk Southern Corp.	3.95	10/01/42	10,000	8,141
Norfolk Southern Corp.	4.10	05/15/21	5,000	3,451
Norfolk Southern Corp.	4.15	02/28/48	5,000	4,002
Norfolk Southern Corp.	4.45	06/15/45	10,000	8,552
Norfolk Southern Corp.	4.55	06/01/53	10,000	8,414
Norfolk Southern Corp.	5.35	08/01/54	10,000	9,521
Norfolk Southern Corp.	5.95	03/15/64	5,000	5,106
				140,307
TRUCKING & LEASING – 0.1%
GATX Corp.	3.10	06/01/51	5,000	3,106
GATX Corp.	6.05	06/05/54	5,000	5,027
				8,133
WATER – 0.6%
American Water Capital Corp.	3.25	06/01/51	5,000	3,371
American Water Capital Corp.	3.45	05/01/50	5,000	3,539
American Water Capital Corp.	3.75	09/01/47	10,000	7,587
American Water Capital Corp.	4.15	06/01/49	5,000	3,963

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
WATER – 0.6% (Continued)
American Water Capital Corp.	4.20	09/01/48	$5,000	$4,029
American Water Capital Corp.	4.30	12/01/42	5,000	4,275
American Water Capital Corp.	5.45	03/01/54	5,000	4,833
American Water Capital Corp.	6.59	10/15/37	5,000	5,573
Essential Utilities, Inc.	4.28	05/01/49	5,000	3,909
Essential Utilities, Inc.	5.30	05/01/52	5,000	4,519
				45,598
TOTAL CORPORATE BONDS (Cost – $7,282,576)				7,090,049

SHORT-TERM INVESTMENTS – 0.7%
TIME DEPOSITS – 0.7%
Citibank, New York	3.68	08/01/25	53,248	53,248
TOTAL SHORT-TERM INVESTMENTS (Cost – $53,248)				53,248

TOTAL INVESTMENTS – 98.8% (Cost – $7,335,824)				$7,143,297
OTHER ASSETS LESS LIABILITIES – 1.2%				87,221
NET ASSETS – 100.0%				$7,230,518

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2025, amounts to $210,505 and represents 2.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$7,090,049	$–	$7,090,049
Time Deposits	–	53,248	–	53,248
Total Investments	$–	$7,143,297	$–	$7,143,297

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 12.0%
BANKS – 0.2%
Banco Nacional de Panama(1)	2.50	08/11/30	$725,000	$616,975

CHEMICALS – 0.4%
CNAC HK Finbridge Co. Ltd.(1)	3.00	09/22/30	600,000	553,980
CNAC HK Finbridge Co. Ltd.(1)	4.13	07/19/27	600,000	594,237
CNAC HK Finbridge Co. Ltd.(1)	5.13	03/14/28	500,000	505,065
				1,653,282
COMMERCIAL SERVICES – 0.4%
DP World Crescent Ltd.(1)	3.88	07/18/29	400,000	388,000
DP World Crescent Ltd.(1)	4.85	09/26/28	400,000	401,800
DP World Crescent Ltd.(1)	5.50	09/13/33	400,000	411,738
DP World Crescent Ltd.(1)	5.50	05/08/35	425,000	434,845
				1,636,383
DIVERSIFIED FINANCIAL SERVICES – 0.1%
SRC Sukuk Ltd.(1)	5.00	02/27/28	250,000	252,660
SRC Sukuk Ltd.(1)	5.38	02/27/35	250,000	254,932
				507,592
ELECTRIC – 1.0%
Comision Federal de Electricidad(1)	4.69	05/15/29	400,000	388,000
Comision Federal de Electricidad(1)	6.45	01/24/35	200,000	196,600
Eskom Holdings SOC Ltd.(1)	6.35	08/10/28	850,000	866,737
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(1)	4.13	05/15/27	475,000	470,658
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(1)	5.45	05/21/28	400,000	408,974
State Grid Overseas Investment BVI Ltd.(1)	1.63	08/05/30	625,000	558,009
State Grid Overseas Investment BVI Ltd.(1)	3.50	05/04/27	1,000,000	988,230
Three Gorges Finance I Cayman Islands Ltd.(1)	3.15	06/02/26	425,000	420,542
				4,297,750
INSURANCE – 0.2%
China Life Insurance Overseas Co. Ltd./Hong Kong(1)	5.35	08/15/33	950,000	970,487

INVESTMENT COMPANIES – 2.7%
Abu Dhabi Developmental Holding Co. PJSC(1)	4.38	10/02/31	400,000	394,060
Abu Dhabi Developmental Holding Co. PJSC(1)	4.50	05/06/30	250,000	249,505
Abu Dhabi Developmental Holding Co. PJSC(1)	5.00	05/06/35	275,000	275,688
Abu Dhabi Developmental Holding Co. PJSC(1)	5.38	05/08/29	440,000	453,473
Abu Dhabi Developmental Holding Co. PJSC(1)	5.50	05/08/34	440,000	459,017
Gaci First Investment Co.(1)	4.75	02/14/30	400,000	403,216
Gaci First Investment Co.(1)	4.88	02/14/35	650,000	642,293
Gaci First Investment Co.(1)	5.00	10/13/27	450,000	454,621
Gaci First Investment Co.(1)	5.00	01/29/29	700,000	708,694
Gaci First Investment Co.(1)	5.25	01/29/30	800,000	819,848
Gaci First Investment Co.(1)	5.25	10/13/32	300,000	307,125
Gaci First Investment Co.(1)	5.25	01/29/34	450,000	457,942
Gaci First Investment Co.(1)	5.63	07/29/34	400,000	417,400
MDGH GMTN RSC Ltd.(1)	2.50	05/21/26	275,000	271,257
MDGH GMTN RSC Ltd.(1)	2.88	11/07/29	425,000	400,620

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 2.7% (Continued)
MDGH GMTN RSC Ltd.(1)	2.88	05/21/30	$400,000	$373,382
MDGH GMTN RSC Ltd.(1)	3.38	03/28/32	200,000	185,474
MDGH GMTN RSC Ltd.(1)	4.38	11/22/33	200,000	193,638
MDGH GMTN RSC Ltd.(1)	5.50	04/28/33	400,000	419,000
Mdgh Sukuk Ltd.(1)	4.96	04/04/34	400,000	409,152
Mdgh Sukuk Ltd.(1)	5.00	06/04/35	350,000	357,788
Suci Second Investment Co.(1)	4.38	09/10/27	300,000	299,100
Suci Second Investment Co.(1)	4.88	05/08/32	300,000	300,189
Suci Second Investment Co.(1)	5.17	03/05/31	700,000	716,450
Suci Second Investment Co.(1)	6.00	10/25/28	600,000	626,514
Suci Second Investment Co.(1)	6.25	10/25/33	650,000	708,500
TVF Varlik Kiralama AS(1)	6.95	01/23/30	300,000	305,199
				11,609,145
MINING – 0.6%
Corp. Nacional del Cobre de Chile(1)	3.00	09/30/29	550,000	513,128
Corp. Nacional del Cobre de Chile(1)	3.15	01/14/30	450,000	420,624
Corp. Nacional del Cobre de Chile(1)	3.63	08/01/27	600,000	588,300
Corp. Nacional del Cobre de Chile(1)	5.95	01/08/34	675,000	691,808
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT(1)	5.45	05/15/30	400,000	410,710
				2,624,570
OIL & GAS – 5.7%
Adnoc Murban RSC Ltd.(1)	4.25	09/11/29	420,000	418,517
Adnoc Murban RSC Ltd.(1)	4.50	09/11/34	535,000	524,300
Adnoc Murban Sukuk Ltd.(1)	4.75	05/06/35	600,000	598,320
Bapco Energies Sukuk Ltd.(1)	6.25	01/29/35	900,000	912,816
EDO Sukuk Ltd.(1)	5.88	09/21/33	900,000	938,808
Pertamina Hulu Energi PT(1)	5.25	05/21/30	300,000	304,287
Petroleos de Venezuela SA(1),(2)	5.38	04/12/27	2,100,000	299,250
Petroleos de Venezuela SA(1),(2)	6.00	05/16/24	2,260,000	316,400
Petroleos de Venezuela SA(1),(2)	6.00	11/15/26	1,940,000	271,115
Petroleos de Venezuela SA(1),(2)	8.50	10/27/20	380,000	343,626
Petroleos de Venezuela SA(1),(2)	9.00	11/17/21	1,030,000	148,063
Petroleos de Venezuela SA(1),(2)	9.75	05/17/35	1,550,000	253,813
Petroleos de Venezuela SA(1),(2)	12.75	02/17/22	1,575,000	250,819
Petroleos del Peru SA(1)	4.75	06/19/32	750,000	602,614
Petroleos Mexicanos	5.35	02/12/28	600,000	585,570
Petroleos Mexicanos	5.95	01/28/31	1,075,000	998,138
Petroleos Mexicanos	6.49	01/23/27	575,000	576,437
Petroleos Mexicanos	6.50	03/13/27	975,000	977,174
Petroleos Mexicanos	6.50	01/23/29	375,000	373,687
Petroleos Mexicanos	6.63	06/15/35	750,000	668,925
Petroleos Mexicanos	6.70	02/16/32	1,925,000	1,833,562
Petroleos Mexicanos	6.84	01/23/30	675,000	665,888
Petroleos Mexicanos	6.88	08/04/26	675,000	678,982
Petroleos Mexicanos	8.75	06/02/29	500,000	527,395
Petroleos Mexicanos	10.00	02/07/33	625,000	697,000
Petronas Capital Ltd.(1)	2.48	01/28/32	1,325,000	1,162,356

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 5.7% (Continued)
Petronas Capital Ltd.(1)	3.50	04/21/30	$2,150,000	$2,067,978
Petronas Capital Ltd.(1)	4.95	01/03/31	1,600,000	1,625,992
Petronas Capital Ltd.(1)	5.34	04/03/35	1,625,000	1,654,339
QatarEnergy(1)	1.38	09/12/26	255,000	246,670
QatarEnergy(1)	2.25	07/12/31	600,000	528,595
Sinopec Group Overseas Development 2017 Ltd.(1)	3.63	04/12/27	450,000	444,528
Sinopec Group Overseas Development 2018 Ltd.(1)	2.30	01/08/31	625,000	573,547
Sinopec Group Overseas Development 2018 Ltd.(1)	2.70	05/13/30	675,000	634,021
Sinopec Group Overseas Development 2018 Ltd.(1)	2.95	11/12/29	450,000	431,645
				24,135,177
PIPELINES – 0.5%
Southern Gas Corridor CJSC(1)	6.88	03/24/26	2,050,000	2,072,806

TRANSPORTATION – 0.2%
Transnet SOC Ltd.(1)	8.25	02/06/28	950,000	991,558
TOTAL CORPORATE BONDS (Cost – $49,718,650)				51,115,725

GOVERNMENT AGENCIES AND OBLIGATIONS – 86.2%
GOVERNMENT AGENCIES – 3.1%
Bank Gospodarstwa Krajowego(1)	5.38	05/22/33	1,450,000	1,471,866
Bank Gospodarstwa Krajowego(1)	5.75	07/09/34	1,400,000	1,451,352
Bank Gospodarstwa Krajowego(1)	6.25	10/31/28	700,000	737,888
Export-Import Bank of China(1)	2.88	04/26/26	400,000	395,958
Export-Import Bank of China(1)	3.88	05/16/26	550,000	548,149
Export-Import Bank of China(1),(3)	4.72	11/05/27	550,000	549,170
Export-Import Bank of India(1)	2.25	01/13/31	1,100,000	968,126
Export-Import Bank of India(1)	3.25	01/15/30	1,000,000	943,830
Export-Import Bank of India(1)	3.38	08/05/26	975,000	962,535
Export-Import Bank of India(1)	3.88	02/01/28	1,075,000	1,055,677
Export-Import Bank of India(1)	5.50	01/18/33	950,000	982,908
Export-Import Bank of India(1)	5.50	01/13/35	1,000,000	1,025,420
Finance Department Government of Sharjah(1)	6.50	11/23/32	400,000	424,366
Magyar Export-Import Bank ZRT(1)	6.13	12/04/27	1,050,000	1,076,912
MFB Magyar Fejlesztesi Bank ZRT(1)	6.50	06/29/28	1,125,000	1,168,599
				13,762,756
GOVERNMENT OBLIGATIONS – 83.1%
Abu Dhabi Government International Bond(1)	1.63	06/02/28	600,000	561,405
Abu Dhabi Government International Bond(1)	1.70	03/02/31	500,000	439,748
Abu Dhabi Government International Bond(1)	1.88	09/15/31	550,000	482,820
Abu Dhabi Government International Bond(1)	2.50	09/30/29	1,050,000	985,519
Abu Dhabi Government International Bond(1)	3.13	05/03/26	850,000	841,989
Abu Dhabi Government International Bond(1)	3.13	10/11/27	1,300,000	1,274,903
Abu Dhabi Government International Bond(1)	3.13	04/16/30	1,026,000	984,406
Abu Dhabi Government International Bond(1)	4.88	04/30/29	550,000	564,713
Abu Dhabi Government International Bond(1)	5.00	04/30/34	500,000	520,940
Angolan Government International Bond(1)	8.00	11/26/29	1,925,000	1,802,118
Angolan Government International Bond(1)	8.25	05/09/28	1,550,000	1,506,600
Angolan Government International Bond(1)	8.75	04/14/32	1,800,000	1,642,158

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.1% (Continued)
Argentine Republic Government International Bond(4)	0.75	07/09/30	$4,796,000	$3,697,716
Argentine Republic Government International Bond	1.00	07/09/29	804,000	652,446
Argentine Republic Government International Bond(4)	3.50	07/09/41	4,870,000	2,965,221
Argentine Republic Government International Bond(4)	4.13	07/09/35	9,555,000	6,291,729
Argentine Republic Government International Bond(4)	5.00	01/09/38	5,310,000	3,717,000
Bahrain Government International Bond(1)	5.25	01/25/33	800,000	745,844
Bahrain Government International Bond(1)	5.45	09/16/32	900,000	851,868
Bahrain Government International Bond(1)	5.63	09/30/31	875,000	846,230
Bahrain Government International Bond(1)	5.63	05/18/34	975,000	911,201
Bahrain Government International Bond(1)	6.75	09/20/29	1,200,000	1,234,872
Bahrain Government International Bond(1)	7.00	10/12/28	1,250,000	1,294,796
Bahrain Government International Bond(1)	7.38	05/14/30	875,000	921,852
Bahrain Government International Bond(1)	7.75	04/18/35	725,000	779,129
Bolivian Government International Bond(1)	4.50	03/20/28	1,000,000	767,500
Brazilian Government International Bond	3.75	09/12/31	775,000	695,175
Brazilian Government International Bond	3.88	06/12/30	1,975,000	1,864,894
Brazilian Government International Bond	4.50	05/30/29	1,075,000	1,056,456
Brazilian Government International Bond	4.63	01/13/28	1,850,000	1,850,000
Brazilian Government International Bond	5.50	11/06/30	850,000	852,444
Brazilian Government International Bond	6.00	04/07/26	1,100,000	1,110,450
Brazilian Government International Bond	6.00	10/20/33	1,300,000	1,284,751
Brazilian Government International Bond	6.13	01/22/32	1,100,000	1,122,550
Brazilian Government International Bond	6.13	03/15/34	1,275,000	1,264,800
Brazilian Government International Bond	6.25	03/18/31	1,275,000	1,315,162
Brazilian Government International Bond	6.63	03/15/35	2,100,000	2,116,275
Brazilian Government International Bond	8.25	01/20/34	700,000	802,200
CBB International Sukuk Programme Co. W.L.L.(1)	3.88	05/18/29	1,025,000	968,302
CBB International Sukuk Programme Co. W.L.L.(1)	3.95	09/16/27	800,000	774,004
CBB International Sukuk Programme Co. W.L.L.(1)	4.50	03/30/27	875,000	861,682
CBB International Sukuk Programme Co. W.L.L.(1)	5.88	06/05/32	1,000,000	1,010,780
CBB International Sukuk Programme Co. W.L.L.(1)	6.00	02/12/31	750,000	767,048
CBB International Sukuk Programme Co. W.L.L.(1)	6.25	10/18/30	900,000	925,763
CBB International Sukuk Programme Co. W.L.L.(1)	6.25	07/07/33	1,400,000	1,410,416
Chile Government International Bond	2.45	01/31/31	740,000	663,040
Chile Government International Bond	2.55	01/27/32	625,000	549,375
Chile Government International Bond	2.55	07/27/33	1,150,000	970,600
Chile Government International Bond	2.75	01/31/27	775,000	757,175
Chile Government International Bond	3.24	02/06/28	750,000	732,000
Chile Government International Bond	3.50	01/31/34	775,000	695,175
Chile Government International Bond	4.85	01/22/29	800,000	810,800
China Government International Bond(1)	1.20	10/21/30	950,000	844,303
China Government International Bond(1)	1.25	10/26/26	600,000	581,373
China Government International Bond(1)	1.75	10/26/31	450,000	405,027
China Government International Bond(1)	2.13	12/03/29	825,000	778,660
China Government International Bond(1)	2.63	11/02/27	450,000	440,944
China Government International Bond(1)	3.50	10/19/28	400,000	399,316
China Government International Bond(1)	4.13	11/20/27	700,000	708,519
Colombia Government International Bond	3.00	01/30/30	850,000	748,425

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.1% (Continued)
Colombia Government International Bond	3.13	04/15/31	$1,485,000	$1,251,484
Colombia Government International Bond	3.25	04/22/32	1,150,000	937,733
Colombia Government International Bond	3.88	04/25/27	1,125,000	1,105,312
Colombia Government International Bond	4.50	03/15/29	1,150,000	1,104,000
Colombia Government International Bond	7.38	04/25/30	1,100,000	1,153,900
Colombia Government International Bond	7.50	02/02/34	1,275,000	1,297,631
Colombia Government International Bond	8.00	04/20/33	900,000	949,275
Colombia Government International Bond	8.50	04/25/35	1,100,000	1,169,025
Costa Rica Government International Bond(1)	6.13	02/19/31	1,306,000	1,349,098
Costa Rica Government International Bond(1)	6.55	04/03/34	1,500,000	1,570,500
Dominican Republic International Bond(1)	4.50	01/30/30	1,550,000	1,481,800
Dominican Republic International Bond(1)	4.88	09/23/32	2,725,000	2,526,075
Dominican Republic International Bond(1)	5.50	02/22/29	1,450,000	1,452,900
Dominican Republic International Bond(1)	5.95	01/25/27	1,375,000	1,390,125
Dominican Republic International Bond(1)	6.00	07/19/28	1,050,000	1,072,181
Dominican Republic International Bond(1)	6.00	02/22/33	1,175,000	1,171,916
Dominican Republic International Bond(1)	7.05	02/03/31	1,200,000	1,265,400
Ecuador Government International Bond(1)	ZCP	07/31/30	1,050,000	756,131
Ecuador Government International Bond(1),(4)	6.90	07/31/30	3,089,407	2,712,499
Ecuador Government International Bond(1),(4)	6.90	07/31/35	6,640,850	4,960,715
Egypt Government International Bond(1)	5.80	09/30/27	1,050,000	1,034,313
Egypt Government International Bond(1)	5.88	02/16/31	1,475,000	1,308,325
Egypt Government International Bond(1)	6.59	02/21/28	1,225,000	1,228,675
Egypt Government International Bond(1)	7.05	01/15/32	850,000	783,062
Egypt Government International Bond(1)	7.30	09/30/33	1,050,000	943,097
Egypt Government International Bond(1)	7.50	01/31/27	1,675,000	1,697,508
Egypt Government International Bond(1)	7.60	03/01/29	1,475,000	1,496,019
Egypt Government International Bond(1)	7.63	05/29/32	1,500,000	1,414,785
Egypt Government International Bond(1)	8.63	02/04/30	1,200,000	1,224,900
El Salvador Government International Bond(1)	9.25	04/17/30	1,025,000	1,083,938
Ethiopia International Bond(1),(2)	6.63	12/11/24	950,000	878,750
Ghana Government International Bond(1),(4)	5.00	07/03/29	2,917,850	2,786,547
Ghana Government International Bond(1),(4)	5.00	07/03/35	4,242,900	3,419,777
Guatemala Government Bond(1)	6.60	06/13/36	1,050,000	1,078,875
Hazine Mustesarligi Varlik Kiralama AS(1)	5.13	06/22/26	1,075,000	1,075,817
Hazine Mustesarligi Varlik Kiralama AS(1)	6.50	04/26/30	900,000	905,400
Hazine Mustesarligi Varlik Kiralama AS(1)	6.75	09/01/30	900,000	904,796
Hazine Mustesarligi Varlik Kiralama AS(1)	7.25	02/24/27	1,050,000	1,076,250
Hazine Mustesarligi Varlik Kiralama AS(1)	8.51	01/14/29	825,000	883,372
Hungary Government International Bond(1)	2.13	09/22/31	2,100,000	1,758,750
Hungary Government International Bond(1)	5.25	06/16/29	1,600,000	1,618,000
Hungary Government International Bond(1)	5.38	09/26/30	1,250,000	1,266,313
Hungary Government International Bond(1)	5.50	06/16/34	1,135,000	1,123,497
Hungary Government International Bond(1)	6.13	05/22/28	1,838,000	1,900,553
Hungary Government International Bond(1)	6.25	09/22/32	1,650,000	1,728,375
Indonesia Government International Bond	1.85	03/12/31	250,000	217,000
Indonesia Government International Bond	2.15	07/28/31	400,000	349,400
Indonesia Government International Bond	2.85	02/14/30	350,000	328,650

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.1% (Continued)
Indonesia Government International Bond	3.50	01/11/28	$525,000	$517,748
Indonesia Government International Bond	3.55	03/31/32	400,000	373,403
Indonesia Government International Bond(1)	3.85	07/18/27	400,000	398,200
Indonesia Government International Bond	3.85	10/15/30	675,000	659,475
Indonesia Government International Bond	4.10	04/24/28	200,000	199,875
Indonesia Government International Bond(1)	4.35	01/08/27	450,000	451,575
Indonesia Government International Bond	4.55	01/11/28	520,000	524,680
Indonesia Government International Bond	4.65	09/20/32	450,000	447,975
Indonesia Government International Bond	4.75	02/11/29	425,000	432,671
Indonesia Government International Bond	4.75	09/10/34	225,000	221,794
Indonesia Government International Bond	4.85	01/11/33	600,000	600,000
Indonesia Government International Bond	5.60	01/15/35	300,000	313,893
Ivory Coast Government International Bond(1)	6.13	06/15/33	1,400,000	1,298,150
Ivory Coast Government International Bond(1)	7.63	01/30/33	1,125,000	1,129,781
Ivory Coast Government International Bond(1)	8.08	04/01/36	1,675,000	1,654,481
Jamaica Government International Bond	6.75	04/28/28	1,255,000	1,307,710
Jordan Government International Bond(1)	5.75	01/31/27	1,000,000	998,295
Jordan Government International Bond(1)	5.85	07/07/30	1,300,000	1,268,033
Jordan Government International Bond(1)	7.50	01/13/29	1,225,000	1,268,267
Kazakhstan Government International Bond(1)	4.71	04/09/35	1,625,000	1,577,355
Kazakhstan Government International Bond(1)	5.00	07/01/32	1,300,000	1,302,600
KSA Sukuk Ltd.(1)	2.25	05/17/31	675,000	596,953
KSA Sukuk Ltd.(1)	2.97	10/29/29	775,000	731,406
KSA Sukuk Ltd.(1)	3.63	04/20/27	1,500,000	1,479,750
KSA Sukuk Ltd.(1)	4.27	05/22/29	800,000	796,000
KSA Sukuk Ltd.(1)	4.30	01/19/29	650,000	648,583
KSA Sukuk Ltd.(1)	4.51	05/22/33	800,000	787,900
KSA Sukuk Ltd.(1)	5.25	06/04/27	400,000	406,200
KSA Sukuk Ltd.(1)	5.25	06/04/30	600,000	619,650
KSA Sukuk Ltd.(1)	5.25	06/04/34	700,000	719,600
KSA Sukuk Ltd.(1)	5.27	10/25/28	875,000	898,406
Kuwait International Government Bond(1)	3.50	03/20/27	765,000	756,027
Latvia Government International Bond(1)	5.13	07/30/34	1,350,000	1,360,773
Lebanon Government International Bond(1),(2)	6.00	01/27/23	950,000	178,125
Lebanon Government International Bond(1),(2)	6.10	10/04/22	1,475,000	276,562
Lebanon Government International Bond(1),(2)	6.60	11/27/26	1,400,000	262,500
Lebanon Government International Bond(1),(2)	6.65	02/26/30	1,300,000	243,750
Lebanon Government International Bond(1),(2)	6.75	11/29/27	1,150,000	215,625
Lebanon Government International Bond(1),(2)	6.85	03/23/27	1,600,000	300,000
Lebanon Government International Bond(1),(2)	7.00	03/23/32	1,150,000	215,625
Lebanon Government International Bond(1),(2)	8.25	04/12/21	2,000,000	375,000
Malaysia Sukuk Global BHD(1)	3.18	04/27/26	900,000	892,503
Mexico Government International Bond	2.66	05/24/31	825,000	713,831
Mexico Government International Bond	3.25	04/16/30	550,000	508,750
Mexico Government International Bond	3.50	02/12/34	750,000	630,375
Mexico Government International Bond	3.75	01/11/28	525,000	515,518
Mexico Government International Bond	4.15	03/28/27	525,000	523,556
Mexico Government International Bond	4.50	04/22/29	700,000	691,250

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.1% (Continued)
Mexico Government International Bond	4.75	04/27/32	$700,000	$665,700
Mexico Government International Bond	4.88	05/19/33	575,000	541,374
Mexico Government International Bond	5.40	02/09/28	400,000	406,600
Mexico Government International Bond	5.85	07/02/32	1,100,000	1,109,350
Mexico Government International Bond	6.00	05/13/30	550,000	569,525
Mexico Government International Bond	6.35	02/09/35	800,000	814,800
Mexico Government International Bond	6.75	09/27/34	550,000	583,687
Mexico Government International Bond	8.30	08/15/31	300,000	354,675
Morocco Government International Bond(1)	3.00	12/15/32	1,000,000	851,330
Morocco Government International Bond(1)	5.95	03/08/28	1,330,000	1,369,328
Morocco Government International Bond(1)	6.50	09/08/33	1,300,000	1,378,429
Nigeria Government International Bond(1)	6.13	09/28/28	1,300,000	1,266,850
Nigeria Government International Bond(1)	6.50	11/28/27	1,550,000	1,545,350
Nigeria Government International Bond(1)	7.14	02/23/30	1,000,000	976,180
Nigeria Government International Bond(1)	7.38	09/28/33	1,800,000	1,665,000
Nigeria Government International Bond(1)	7.88	02/16/32	1,550,000	1,513,777
Nigeria Government International Bond(1)	8.38	03/24/29	1,325,000	1,362,021
Nigeria Government International Bond(1)	8.75	01/21/31	1,000,000	1,029,750
Nigeria Government International Bond(1)	10.38	12/09/34	1,400,000	1,505,966
Oman Government International Bond(1)	4.75	06/15/26	2,125,000	2,125,000
Oman Government International Bond(1)	5.38	03/08/27	1,525,000	1,543,109
Oman Government International Bond(1)	5.63	01/17/28	2,200,000	2,252,250
Oman Government International Bond(1)	6.00	08/01/29	1,925,000	2,025,668
Oman Government International Bond(1)	6.25	01/25/31	1,475,000	1,587,838
Oman Government International Bond(1)	6.75	10/28/27	1,275,000	1,334,358
Oman Government International Bond(1)	7.38	10/28/32	850,000	980,050
Oman Sovereign Sukuk Co.(1)	4.88	06/15/30	1,600,000	1,627,040
Pakistan Global Sukuk Programme Co. Ltd.(1)	7.95	01/31/29	975,000	978,413
Pakistan Government International Bond(1)	6.00	04/08/26	1,375,000	1,376,375
Pakistan Government International Bond(1)	6.88	12/05/27	1,525,000	1,495,453
Pakistan Government International Bond(1)	7.38	04/08/31	1,425,000	1,337,719
Panama Government International Bond	2.25	09/29/32	1,600,000	1,228,600
Panama Government International Bond	3.16	01/23/30	1,025,000	927,112
Panama Government International Bond	3.30	01/19/33	750,000	618,750
Panama Government International Bond	3.88	03/17/28	950,000	923,281
Panama Government International Bond	6.40	02/14/35	1,550,000	1,529,075
Panama Government International Bond	6.70	01/26/36	1,400,000	1,408,050
Panama Government International Bond	7.50	03/01/31	825,000	886,462
Paraguay Government International Bond(1)	4.95	04/28/31	1,050,000	1,046,588
Perusahaan Penerbit SBSN Indonesia III(1)	1.50	06/09/26	450,000	441,000
Perusahaan Penerbit SBSN Indonesia III(1)	2.55	06/09/31	400,000	358,000
Perusahaan Penerbit SBSN Indonesia III(1)	2.80	06/23/30	300,000	278,508
Perusahaan Penerbit SBSN Indonesia III(1)	4.15	03/29/27	750,000	750,375
Perusahaan Penerbit SBSN Indonesia III(1)	4.40	06/06/27	550,000	552,887
Perusahaan Penerbit SBSN Indonesia III(1)	4.40	03/01/28	525,000	529,226
Perusahaan Penerbit SBSN Indonesia III(1)	4.45	02/20/29	600,000	604,200
Perusahaan Penerbit SBSN Indonesia III(1)	4.55	03/29/26	525,000	529,462
Perusahaan Penerbit SBSN Indonesia III(1)	4.55	07/23/30	350,000	351,400

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.1% (Continued)
Perusahaan Penerbit SBSN Indonesia III(1)	4.70	06/06/32	$500,000	$501,275
Perusahaan Penerbit SBSN Indonesia III(1)	5.00	05/25/30	400,000	410,400
Perusahaan Penerbit SBSN Indonesia III(1)	5.20	07/02/34	400,000	406,000
Perusahaan Penerbit SBSN Indonesia III(1)	5.20	07/23/35	350,000	352,800
Perusahaan Penerbit SBSN Indonesia III(1)	5.40	11/15/28	200,000	207,600
Perusahaan Penerbit SBSN Indonesia III(1)	5.60	11/15/33	400,000	419,464
Peruvian Government International Bond	1.86	12/01/32	805,000	647,317
Peruvian Government International Bond	2.78	01/23/31	2,217,000	1,998,625
Peruvian Government International Bond	3.00	01/15/34	1,715,000	1,438,885
Peruvian Government International Bond	5.38	02/08/35	975,000	974,512
Peruvian Government International Bond	8.75	11/21/33	1,690,000	2,070,757
Philippine Government International Bond	1.65	06/10/31	950,000	813,675
Philippine Government International Bond	2.46	05/05/30	575,000	529,000
Philippine Government International Bond	3.00	02/01/28	1,250,000	1,212,500
Philippine Government International Bond	3.75	01/14/29	850,000	834,900
Philippine Government International Bond	4.75	03/05/35	550,000	542,231
Philippine Government International Bond	5.00	07/17/33	630,000	635,512
Philippine Government International Bond	5.25	05/14/34	600,000	614,745
Philippine Government International Bond	5.50	03/30/26	575,000	580,577
Philippine Government International Bond	5.50	02/04/35	800,000	835,900
Philippine Government International Bond	6.38	01/15/32	650,000	710,840
Philippine Government International Bond	6.38	10/23/34	1,125,000	1,242,562
Philippine Government International Bond	7.75	01/14/31	1,050,000	1,215,375
Philippine Government International Bond	9.50	02/02/30	1,050,000	1,267,875
Qatar Government International Bond(1)	3.25	06/02/26	600,000	595,071
Qatar Government International Bond(1)	3.75	04/16/30	510,000	500,162
Qatar Government International Bond(1)	4.00	03/14/29	675,000	670,930
Qatar Government International Bond(1)	4.50	04/23/28	510,000	516,056
Qatar Government International Bond(1)	4.63	05/29/29	170,000	172,773
Qatar Government International Bond(1)	4.75	05/29/34	255,000	261,691
Qatar Government International Bond(1)	9.75	06/15/30	240,000	298,606
RAK Capital(1)	5.00	03/12/35	275,000	280,363
Republic of Azerbaijan International Bond(1)	3.50	09/01/32	1,050,000	958,650
Republic of Kenya Government International Bond(1)	6.30	01/23/34	1,100,000	907,841
Republic of Kenya Government International Bond(1)	7.25	02/28/28	1,000,000	992,500
Republic of Kenya Government International Bond(1)	8.00	05/22/32	1,300,000	1,239,056
Republic of Kenya Government International Bond(1)	9.50	03/05/36	1,450,000	1,399,076
Republic of Kenya Government International Bond(1)	9.75	02/16/31	1,425,000	1,471,313
Republic of Poland Government International Bond	3.25	04/06/26	1,220,000	1,212,552
Republic of Poland Government International Bond	4.63	03/18/29	1,290,000	1,305,261
Republic of Poland Government International Bond	4.88	02/12/30	1,950,000	1,993,231
Republic of Poland Government International Bond	4.88	10/04/33	1,985,000	1,977,060
Republic of Poland Government International Bond	5.13	09/18/34	2,235,000	2,248,522
Republic of Poland Government International Bond	5.38	02/12/35	2,100,000	2,145,675
Republic of Poland Government International Bond	5.50	11/16/27	1,315,000	1,355,936
Republic of Poland Government International Bond	5.75	11/16/32	1,130,000	1,192,206
Republic of South Africa Government International Bond	4.30	10/12/28	1,840,000	1,781,736
Republic of South Africa Government International Bond	4.85	09/27/27	950,000	948,176

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.1% (Continued)
Republic of South Africa Government International Bond	4.85	09/30/29	$1,650,000	$1,592,951
Republic of South Africa Government International Bond	4.88	04/14/26	1,000,000	998,280
Republic of South Africa Government International Bond	5.88	06/22/30	1,250,000	1,246,100
Republic of South Africa Government International Bond	5.88	04/20/32	1,225,000	1,197,897
Romanian Government International Bond(1)	3.00	02/27/27	1,370,000	1,330,270
Romanian Government International Bond(1)	3.00	02/14/31	1,330,000	1,162,919
Romanian Government International Bond(1)	3.63	03/27/32	1,160,000	1,016,090
Romanian Government International Bond(1)	5.25	11/25/27	880,000	885,280
Romanian Government International Bond(1)	5.75	03/24/35	2,100,000	1,993,155
Romanian Government International Bond(1)	5.88	01/30/29	1,750,000	1,780,975
Romanian Government International Bond(1)	6.00	05/25/34	950,000	926,849
Romanian Government International Bond(1)	6.38	01/30/34	1,810,000	1,810,907
Romanian Government International Bond(1)	6.63	02/17/28	1,830,000	1,899,824
Romanian Government International Bond(1)	7.13	01/17/33	1,610,000	1,710,789
ROP Sukuk Trust(1)	5.05	06/06/29	650,000	664,394
Saudi Government International Bond(1)	2.25	02/02/33	850,000	717,846
Saudi Government International Bond(1)	2.50	02/03/27	275,000	266,922
Saudi Government International Bond(1)	2.75	02/03/32	425,000	383,008
Saudi Government International Bond(1)	3.25	10/26/26	1,450,000	1,428,250
Saudi Government International Bond(1)	3.25	10/22/30	550,000	518,650
Saudi Government International Bond(1)	3.63	03/04/28	1,275,000	1,251,897
Saudi Government International Bond(1)	4.38	04/16/29	1,050,000	1,048,036
Saudi Government International Bond(1)	4.50	04/17/30	700,000	702,317
Saudi Government International Bond(1)	4.75	01/18/28	875,000	882,109
Saudi Government International Bond(1)	4.75	01/16/30	1,100,000	1,113,266
Saudi Government International Bond(1)	4.88	07/18/33	1,075,000	1,078,365
Saudi Government International Bond(1)	5.00	01/16/34	925,000	929,320
Saudi Government International Bond(1)	5.13	01/13/28	1,400,000	1,424,413
Saudi Government International Bond(1)	5.38	01/13/31	800,000	830,504
Saudi Government International Bond(1)	5.50	10/25/32	700,000	731,941
Saudi Government International Bond(1)	5.63	01/13/35	1,200,000	1,255,554
Senegal Government International Bond(1)	6.25	05/23/33	1,025,000	767,151
Senegal Government International Bond(1)	7.75	06/10/31	1,100,000	902,853
Serbia International Bond(1)	2.13	12/01/30	1,300,000	1,114,919
Serbia International Bond(1)	6.00	06/12/34	1,600,000	1,634,056
Serbia International Bond(1)	6.50	09/26/33	950,000	1,008,311
Sharjah Sukuk Program Ltd.(1)	2.94	06/10/27	425,000	411,715
Sharjah Sukuk Program Ltd.(1)	3.23	10/23/29	400,000	375,776
Sharjah Sukuk Program Ltd.(1)	3.85	04/03/26	200,000	198,651
Sharjah Sukuk Program Ltd.(1)	4.23	03/14/28	450,000	444,137
Sharjah Sukuk Program Ltd.(1)	5.43	04/17/35	200,000	200,836
Sri Lanka Government International Bond(4),(5)	3.10	01/15/30	1,024,333	926,509
Sri Lanka Government International Bond(4),(5)	3.35	03/15/33	2,068,843	1,697,744
Sri Lanka Government International Bond(4),(5)	3.60	06/15/35	1,475,570	1,052,266
Sri Lanka Government International Bond(5)	4.00	04/15/28	660,909	629,516
Sri Lanka Government International Bond(1)	4.00	04/15/28	401,500	382,429
Trinidad & Tobago Government International Bond(1)	4.50	08/04/26	1,000,000	989,000
Turkiye Government International Bond	4.25	04/14/26	525,000	523,031
Turkiye Government International Bond	4.88	10/09/26	950,000	947,031

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.1% (Continued)
Turkiye Government International Bond	5.13	02/17/28	$640,000	$631,680
Turkiye Government International Bond	5.25	03/13/30	725,000	694,187
Turkiye Government International Bond	5.88	06/26/31	625,000	602,344
Turkiye Government International Bond	5.95	01/15/31	800,000	779,200
Turkiye Government International Bond	6.00	03/25/27	1,350,000	1,363,500
Turkiye Government International Bond	6.13	10/24/28	1,100,000	1,108,250
Turkiye Government International Bond	6.50	09/20/33	500,000	485,000
Turkiye Government International Bond	6.50	01/03/35	1,300,000	1,247,350
Turkiye Government International Bond	7.13	02/12/32	1,050,000	1,063,650
Turkiye Government International Bond	7.13	07/17/32	700,000	707,000
Turkiye Government International Bond	7.25	05/29/32	400,000	407,900
Turkiye Government International Bond	7.63	04/26/29	1,025,000	1,078,300
Turkiye Government International Bond	7.63	05/15/34	1,100,000	1,141,250
Turkiye Government International Bond	8.00	02/14/34	635,000	683,444
Turkiye Government International Bond	8.60	09/24/27	825,000	875,758
Turkiye Government International Bond	9.13	07/13/30	800,000	891,964
Turkiye Government International Bond	9.38	03/14/29	850,000	940,100
Turkiye Government International Bond	9.38	01/19/33	1,000,000	1,140,062
Turkiye Government International Bond	9.88	01/15/28	1,325,000	1,450,295
Turkiye Government International Bond	11.88	01/15/30	525,000	648,349
UAE International Government Bond(1)	2.00	10/19/31	425,000	374,730
UAE International Government Bond(1)	4.05	07/07/32	650,000	642,044
UAE International Government Bond(1)	4.86	07/02/34	450,000	466,406
UAE International Government Bond(1)	4.92	09/25/33	400,000	418,020
Ukraine Government International Bond(1),(4)	ZCP	02/01/34	2,020,663	772,904
Ukraine Government International Bond(1),(4)	ZCP	02/01/35	1,575,000	752,062
Ukraine Government International Bond(1),(4)	4.50	02/01/29	1,148,432	706,286
Ukraine Government International Bond(1),(4)	4.50	02/01/34	3,227,647	1,678,009
Ukraine Government International Bond(1),(4)	4.50	02/01/35	3,000,000	1,552,500
Uruguay Government International Bond	4.38	10/27/27	1,250,000	1,256,250
Uruguay Government International Bond	4.38	01/23/31	2,020,000	2,020,000
Uruguay Government International Bond	5.75	10/28/34	2,225,000	2,341,812
Uruguay Government International Bond	7.63	03/21/36	1,050,000	1,251,600
Venezuela Government International Bond(1),(2)	6.00	12/09/20	615,000	95,325
Venezuela Government International Bond(1),(2)	7.65	04/21/25	490,000	91,875
Venezuela Government International Bond(1),(2)	7.75	10/13/19	1,125,000	180,000
Venezuela Government International Bond(1),(2)	8.25	10/13/24	900,000	168,750
Venezuela Government International Bond(1),(2)	9.00	05/07/23	955,000	176,675
Venezuela Government International Bond(2)	9.25	09/15/27	2,440,000	542,900
Venezuela Government International Bond(1),(2)	9.25	05/07/28	1,135,000	229,838
Venezuela Government International Bond(2)	9.38	01/13/34	865,000	225,653
Venezuela Government International Bond(1),(2)	11.75	10/21/26	1,375,000	305,938
Venezuela Government International Bond(1),(2)	11.95	08/05/31	2,340,000	491,400
Venezuela Government International Bond(1),(2)	12.75	08/23/22	1,300,000	260,000
Zambia Government International Bond(1),(4)	5.75	06/30/33	871,105	811,212
				351,665,722
TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS (Cost – $348,728,243)				365,428,478

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount		Value
SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
Citibank, London	0.84	08/01/25	EUR	2,581	$2,954
Skandinaviska Enskilda Banken, Stockholm	3.68	08/01/25		$2,026,529	2,026,529
TOTAL SHORT-TERM INVESTMENTS (Cost – $2,029,483)					2,029,483

TOTAL INVESTMENTS – 98.7% (Cost – $400,476,376)					$418,573,686
OTHER ASSETS LESS LIABILITIES – 1.3%					5,590,840
NET ASSETS – 100.0%					$424,164,526

ZCP	Indicates a zero coupon rate.
EUR	Euro.

(1)	Security was purchased pursuant to Regulation S under the Securities Act of 1933 and may not be resold subject to that Regulation except to qualified institutional buyers. The aggregate value of Regulation S holdings at July 31, 2025, amounts to $267,047,365 and represents 63.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.
(3)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2025.
(4)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of July 31, 2025.
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2025, amounts to $4,306,035 and represents 1.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

COUNTRY DIVERSIFICATION

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF invested, as a percentage of net assets, in the following countries as of July 31, 2025:

Country	Percent of Net Assets
Angola	1.2%
Argentina	4.1%
Azerbaijan	0.7%
Bahrain	3.6%
Bolivia	0.2%
Brazil	3.6%
Chile	1.7%
China	2.5%
Colombia	2.3%
Costa Rica	0.7%
Dominican Republic	2.4%
Ecuador	2.0%
Egypt	2.6%
El Salvador	0.3%
Ethiopia	0.2%
Ghana	1.5%
Guatemala	0.3%
Hong Kong	0.4%
Hungary	2.7%
India	1.4%
Indonesia	3.4%
Ivory Coast	1.0%
Jamaica	0.3%
Jordan	0.8%
Kazakhstan	0.7%
Kenya	1.4%
Kuwait	0.2%
Latvia	0.3%
Country	Percent of Net Assets
Lebanon	0.5%
Malaysia	1.7%
Mexico	4.2%
Morocco	0.8%
Nigeria	2.6%
Oman	3.4%
Pakistan	1.2%
Panama	1.9%
Paraguay	0.2%
Peru	1.8%
Philippines	2.8%
Poland	4.0%
Qatar	0.9%
Romania	3.4%
Saudi Arabia	7.0%
Senegal	0.4%
Serbia	0.9%
South Africa	2.3%
Sri Lanka	1.1%
Trinidad And Tobago	0.2%
Turkey	5.8%
Ukraine	1.3%
United Arab Emirates	4.4%
Uruguay	1.6%
Venezuela	1.1%
Zambia	0.2%
Other*	1.8%
100.0%

*	Includes cash and any non-equity securities and net other assets (liabilities).

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$51,115,725	$–	$51,115,725
Government Agencies and Obligations	–	365,428,478	–	365,428,478
Time Deposits	–	2,029,483	–	2,029,483
Total Investments	$–	$418,573,686	$–	$418,573,686

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 103.2%
GOVERNMENT OBLIGATIONS – 102.1%
U.S. Treasury Bill	ZCP	04/16/26	$164,272,000	$159,552,472
U.S. Treasury Bill	ZCP	06/11/26	162,974,800	157,329,384
U.S. Treasury Bill	ZCP	03/19/26	162,133,500	157,945,708
U.S. Treasury Bill	ZCP	02/19/26	161,291,400	157,609,303
U.S. Treasury Bill	ZCP	07/09/26	165,000,000	158,838,900
U.S. Treasury Bill	ZCP	05/14/26	166,293,300	160,997,838
U.S. Treasury Bill	ZCP	09/04/25	173,291,600	172,592,937
U.S. Treasury Bill	ZCP	01/22/26	109,431,100	107,247,288
U.S. Treasury Bill	ZCP	12/26/25	126,624,800	124,466,018
U.S. Treasury Bill	ZCP	10/02/25	132,061,900	131,097,090
U.S. Treasury Bill	ZCP	10/30/25	124,819,800	123,498,712
U.S. Treasury Bill	ZCP	11/28/25	84,914,500	83,733,551
U.S. Treasury Bill	ZCP	09/25/25	13,360,400	13,272,719
U.S. Treasury Bill	ZCP	10/16/25	6,406,300	6,349,045
U.S. Treasury Bill	ZCP	08/28/25	13,864,200	13,819,770
U.S. Treasury Bill	ZCP	09/11/25	14,862,000	14,789,531
U.S. Treasury Bill	ZCP	09/18/25	11,889,600	11,822,066
U.S. Treasury Bill	ZCP	09/16/25	12,778,600	12,708,937
U.S. Treasury Bill	ZCP	10/23/25	6,935,100	6,867,357
U.S. Treasury Bill	ZCP	09/23/25	14,417,100	14,326,223
U.S. Treasury Bill	ZCP	08/14/25	13,291,500	13,271,034
U.S. Treasury Bill	ZCP	08/07/25	96,943,600	96,874,845
U.S. Treasury Bill	ZCP	08/21/25	12,273,400	12,244,218
TOTAL GOVERNMENT OBLIGATIONS (Cost – $1,912,416,375)				1,911,254,946

TIME DEPOSITS – 1.1%
Sumitomo Mitsui Trust Bank, London	3.68	08/01/25	20,203,518	20,203,518
TOTAL TIME DEPOSITS (Cost – $20,203,518)				20,203,518
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,932,619,893)				1,931,458,464

TOTAL INVESTMENTS – 103.2% (Cost – $1,932,619,893)				$1,931,458,464
OTHER ASSETS LESS LIABILITIES – (3.2)%				(60,272,761)
NET ASSETS – 100.0%				$1,871,185,703

ZCP Indicates a zero coupon rate.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$1,911,254,946	$–	$1,911,254,946
Time Deposits	–	20,203,518	–	20,203,518
Total Investments	$–	$1,931,458,464	$–	$1,931,458,464

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Note	0.50	02/28/26	$14,683,600	$14,364,977
U.S. Treasury Note	0.63	07/31/26	14,484,600	13,986,126
U.S. Treasury Note	0.75	03/31/26	14,157,800	13,835,655
U.S. Treasury Note	0.75	04/30/26	15,925,600	15,519,373
U.S. Treasury Note	0.75	05/31/26	16,138,700	15,683,854
U.S. Treasury Note	0.75	08/31/26	13,659,200	13,171,524
U.S. Treasury Note	0.88	06/30/26	14,541,200	14,112,064
U.S. Treasury Note	0.88	09/30/26	12,971,300	12,496,024
U.S. Treasury Note	1.13	10/31/26	14,309,300	13,793,942
U.S. Treasury Note	1.25	11/30/26	13,617,200	13,124,906
U.S. Treasury Note	1.25	12/31/26	12,481,300	12,003,744
U.S. Treasury Note	1.38	08/31/26	5,445,200	5,286,524
U.S. Treasury Note	1.50	08/15/26	13,023,500	12,674,257
U.S. Treasury Note	1.50	01/31/27	15,200,000	14,643,359
U.S. Treasury Note	1.63	02/15/26	12,496,400	12,321,890
U.S. Treasury Note	1.63	05/15/26	12,740,500	12,490,667
U.S. Treasury Note	1.63	09/30/26	4,046,500	3,932,613
U.S. Treasury Note	1.63	10/31/26	4,916,600	4,769,294
U.S. Treasury Note	1.63	11/30/26	4,608,000	4,464,000
U.S. Treasury Note	1.75	12/31/26	5,116,000	4,955,226
U.S. Treasury Note	1.88	06/30/26	5,956,800	5,833,708
U.S. Treasury Note	1.88	07/31/26	5,623,900	5,498,571
U.S. Treasury Note	2.00	11/15/26	11,011,500	10,723,739
U.S. Treasury Note	2.13	05/31/26	5,503,300	5,409,249
U.S. Treasury Note	2.25	03/31/26	6,435,400	6,351,312
U.S. Treasury Note	2.25	02/15/27	9,000,000	8,763,574
U.S. Treasury Note	2.38	04/30/26	3,607,600	3,558,277
U.S. Treasury Note	2.50	02/28/26	6,727,200	6,658,220
U.S. Treasury Note	3.50	09/30/26	15,220,600	15,112,391
U.S. Treasury Note	3.63	05/15/26	9,393,600	9,352,870
U.S. Treasury Note	3.75	04/15/26	10,927,600	10,894,092
U.S. Treasury Note	3.75	08/31/26	14,989,700	14,925,291
U.S. Treasury Note	4.00	02/15/26	10,913,500	10,898,792
U.S. Treasury Note	4.00	01/15/27	11,458,100	11,450,491
U.S. Treasury Note	4.13	06/15/26	9,549,800	9,544,204
U.S. Treasury Note	4.13	10/31/26	15,130,700	15,130,700
U.S. Treasury Note	4.13	01/31/27	11,907,400	11,919,959
U.S. Treasury Note	4.13	02/15/27	10,000,000	10,014,844
U.S. Treasury Note	4.13	02/28/27	15,000,000	15,024,316
U.S. Treasury Note	4.25	11/30/26	15,379,700	15,409,739
U.S. Treasury Note	4.25	12/31/26	16,276,900	16,316,321
U.S. Treasury Note	4.38	07/31/26	15,979,200	16,009,161
U.S. Treasury Note	4.38	08/15/26	11,152,400	11,176,578
U.S. Treasury Note	4.38	12/15/26	11,772,200	11,821,404
U.S. Treasury Note	4.50	03/31/26	16,966,400	16,990,922
U.S. Treasury Note	4.50	07/15/26	10,814,100	10,846,204
U.S. Treasury Note	4.63	02/28/26	17,365,500	17,395,686
U.S. Treasury Note	4.63	03/15/26	10,215,200	10,245,925

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9% (Continued)
U.S. Treasury Note	4.63	06/30/26	$19,521,400	$19,593,080
U.S. Treasury Note	4.63	09/15/26	9,778,400	9,830,348
U.S. Treasury Note	4.63	10/15/26	10,111,700	10,171,146
U.S. Treasury Note	4.63	11/15/26	10,985,900	11,057,995
U.S. Treasury Note	4.88	04/30/26	19,989,800	20,079,598
U.S. Treasury Note	4.88	05/31/26	19,432,900	19,531,962
TOTAL GOVERNMENT OBLIGATIONS (Cost – $632,100,522)				631,170,688

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Sumitomo, Tokyo	3.68	08/01/25	1,968,456	1,968,456
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,968,456)				1,968,456

TOTAL INVESTMENTS – 99.2% (Cost – $634,068,978)				$633,139,144
OTHER ASSETS LESS LIABILITIES – 0.8%				5,355,151
NET ASSETS – 100.0%				$638,494,295

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$631,170,688	$–	$631,170,688
Time Deposits	–	1,968,456	–	1,968,456
Total Investments	$–	$633,139,144	$–	$633,139,144

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Bond	5.25	11/15/28	$250,000	$260,322
U.S. Treasury Bond	6.50	11/15/26	129,500	133,957
U.S. Treasury Bond	6.63	02/15/27	107,600	112,087
U.S. Treasury Note	0.38	07/31/27	1,173,600	1,094,107
U.S. Treasury Note	0.38	09/30/27	1,617,300	1,499,730
U.S. Treasury Note	0.50	04/30/27	1,137,600	1,071,588
U.S. Treasury Note	0.50	05/31/27	1,161,800	1,091,593
U.S. Treasury Note	0.50	06/30/27	1,391,800	1,304,323
U.S. Treasury Note	0.50	08/31/27	1,368,200	1,275,419
U.S. Treasury Note	0.50	10/31/27	1,617,400	1,499,759
U.S. Treasury Note	0.63	03/31/27	874,400	827,555
U.S. Treasury Note	0.63	11/30/27	1,817,500	1,686,086
U.S. Treasury Note	0.63	12/31/27	1,899,300	1,757,223
U.S. Treasury Note	0.75	08/31/26	1,768,900	1,705,745
U.S. Treasury Note	0.75	01/31/28	2,134,800	1,976,274
U.S. Treasury Note	0.88	09/30/26	1,994,500	1,921,420
U.S. Treasury Note	1.00	07/31/28	1,667,500	1,532,862
U.S. Treasury Note	1.13	10/31/26	1,630,100	1,571,391
U.S. Treasury Note	1.13	02/28/27	561,800	537,298
U.S. Treasury Note	1.13	02/29/28	2,083,800	1,943,388
U.S. Treasury Note	1.13	08/31/28	1,800,000	1,656,914
U.S. Treasury Note	1.25	11/30/26	2,246,100	2,164,898
U.S. Treasury Note	1.25	12/31/26	1,906,300	1,833,362
U.S. Treasury Note	1.25	03/31/28	1,842,600	1,720,528
U.S. Treasury Note	1.25	04/30/28	1,837,100	1,712,091
U.S. Treasury Note	1.25	05/31/28	1,885,400	1,753,569
U.S. Treasury Note	1.25	06/30/28	1,693,400	1,571,819
U.S. Treasury Note	1.38	08/31/26	930,600	903,482
U.S. Treasury Note	1.50	08/15/26	1,884,100	1,833,575
U.S. Treasury Note	1.50	01/31/27	2,657,500	2,560,179
U.S. Treasury Note	1.63	09/30/26	398,100	386,896
U.S. Treasury Note	1.63	10/31/26	907,100	879,922
U.S. Treasury Note	1.63	11/30/26	656,700	636,178
U.S. Treasury Note	1.75	12/31/26	813,000	787,451
U.S. Treasury Note	1.88	02/28/27	1,378,400	1,333,737
U.S. Treasury Note	2.00	11/15/26	1,354,800	1,319,395
U.S. Treasury Note	2.25	02/15/27	1,637,900	1,594,873
U.S. Treasury Note	2.25	08/15/27	1,193,100	1,153,998
U.S. Treasury Note	2.25	11/15/27	1,777,000	1,712,861
U.S. Treasury Note	2.38	05/15/27	2,094,800	2,037,439
U.S. Treasury Note	2.50	03/31/27	1,989,800	1,942,348
U.S. Treasury Note	2.63	05/31/27	1,334,400	1,302,995
U.S. Treasury Note	2.75	04/30/27	1,707,200	1,672,156
U.S. Treasury Note	2.75	07/31/27	1,362,100	1,331,134
U.S. Treasury Note	2.75	02/15/28	1,967,700	1,913,435

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9% (Continued)
U.S. Treasury Note	2.88	05/15/28	$1,884,700	$1,834,859
U.S. Treasury Note	2.88	08/15/28	1,262,900	1,226,394
U.S. Treasury Note	3.13	08/31/27	1,523,600	1,499,377
U.S. Treasury Note	3.25	06/30/27	1,296,800	1,280,337
U.S. Treasury Note	3.38	09/15/27	1,660,600	1,642,502
U.S. Treasury Note	3.50	01/31/28	1,311,300	1,299,160
U.S. Treasury Note	3.50	04/30/28	1,331,200	1,317,732
U.S. Treasury Note	3.63	03/31/28	1,362,000	1,353,275
U.S. Treasury Note	3.63	05/31/28	1,049,100	1,041,806
U.S. Treasury Note	3.75	08/31/26	358,400	356,860
U.S. Treasury Note	3.75	08/15/27	2,008,500	2,001,360
U.S. Treasury Note	3.75	04/15/28	1,538,000	1,532,413
U.S. Treasury Note	3.75	05/15/28	1,693,400	1,687,513
U.S. Treasury Note	3.88	10/15/27	1,649,200	1,647,718
U.S. Treasury Note	3.88	11/30/27	1,528,900	1,527,765
U.S. Treasury Note	3.88	12/31/27	1,287,400	1,286,746
U.S. Treasury Note	3.88	03/15/28	1,024,000	1,023,920
U.S. Treasury Note	3.88	06/15/28	1,667,500	1,667,435
U.S. Treasury Note	3.88	07/15/28	1,600,000	1,599,688
U.S. Treasury Note	4.00	01/15/27	1,929,600	1,928,319
U.S. Treasury Note	4.00	12/15/27	1,453,600	1,456,893
U.S. Treasury Note	4.00	02/29/28	1,311,300	1,314,783
U.S. Treasury Note	4.00	06/30/28	1,063,900	1,067,474
U.S. Treasury Note	4.13	10/31/26	747,100	747,100
U.S. Treasury Note	4.13	02/15/27	1,751,800	1,754,400
U.S. Treasury Note	4.13	09/30/27	1,279,900	1,285,350
U.S. Treasury Note	4.13	10/31/27	1,410,400	1,416,626
U.S. Treasury Note	4.13	11/15/27	1,569,100	1,576,149
U.S. Treasury Note	4.13	07/31/28	1,488,400	1,498,633
U.S. Treasury Note	4.25	11/30/26	451,800	452,682
U.S. Treasury Note	4.25	03/15/27	1,822,000	1,828,975
U.S. Treasury Note	4.25	01/15/28	1,786,200	1,800,294
U.S. Treasury Note	4.25	02/15/28	1,228,800	1,239,072
U.S. Treasury Note	4.38	12/15/26	1,796,700	1,804,210
U.S. Treasury Note	4.38	07/15/27	1,905,600	1,920,748
U.S. Treasury Note	4.38	08/31/28	1,295,000	1,313,110
U.S. Treasury Note	4.50	04/15/27	1,426,200	1,438,178
U.S. Treasury Note	4.50	05/15/27	1,927,500	1,944,516
U.S. Treasury Note	4.63	09/15/26	1,524,100	1,532,197
U.S. Treasury Note	4.63	10/15/26	1,626,900	1,636,464
U.S. Treasury Note	4.63	11/15/26	1,070,200	1,077,223
U.S. Treasury Note	4.63	06/15/27	1,455,400	1,472,654
U.S. Treasury Note	4.63	09/30/28	1,471,500	1,503,459
U.S. Treasury Note	4.88	10/31/28	1,500,000	1,544,590
TOTAL GOVERNMENT OBLIGATIONS (Cost – $125,618,119)				125,898,321

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
JP Morgan Chase, New York	3.68	08/01/25	$461,934	$461,934
TOTAL SHORT-TERM INVESTMENTS (Cost – $461,934)				461,934

TOTAL INVESTMENTS – 99.3% (Cost – $126,080,053)				$126,360,255
OTHER ASSETS LESS LIABILITIES – 0.7%				924,577
NET ASSETS – 100.0%				$127,284,832

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$125,898,321	$–	$125,898,321
Time Deposits	–	461,934	–	461,934
Total Investments	$–	$126,360,255	$–	$126,360,255

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Bond	5.25	11/15/28	$345,000	$359,245
U.S. Treasury Note	0.38	09/30/27	2,095,900	1,943,538
U.S. Treasury Note	0.50	08/31/27	2,195,900	2,046,990
U.S. Treasury Note	0.50	10/31/27	1,911,800	1,772,746
U.S. Treasury Note	0.63	11/30/27	2,055,200	1,906,599
U.S. Treasury Note	0.63	12/31/27	2,932,000	2,712,673
U.S. Treasury Note	0.75	01/31/28	3,317,700	3,071,335
U.S. Treasury Note	1.00	07/31/28	3,006,500	2,763,749
U.S. Treasury Note	1.13	02/29/28	3,282,000	3,060,850
U.S. Treasury Note	1.13	08/31/28	3,047,700	2,805,432
U.S. Treasury Note	1.25	03/31/28	2,687,300	2,509,266
U.S. Treasury Note	1.25	04/30/28	3,012,800	2,807,788
U.S. Treasury Note	1.25	05/31/28	2,615,900	2,432,991
U.S. Treasury Note	1.25	06/30/28	2,520,200	2,339,258
U.S. Treasury Note	1.25	09/30/28	2,559,400	2,360,147
U.S. Treasury Note	1.38	10/31/28	2,584,800	2,388,618
U.S. Treasury Note	1.38	12/31/28	2,723,200	2,506,620
U.S. Treasury Note	1.50	11/30/28	2,612,800	2,419,392
U.S. Treasury Note	1.63	08/15/29	1,600,000	1,467,312
U.S. Treasury Note	1.75	01/31/29	2,346,200	2,183,341
U.S. Treasury Note	1.88	02/28/29	2,400,300	2,239,686
U.S. Treasury Note	2.25	11/15/27	2,160,400	2,082,423
U.S. Treasury Note	2.38	03/31/29	2,190,500	2,076,953
U.S. Treasury Note	2.38	05/15/29	2,644,800	2,503,572
U.S. Treasury Note	2.63	02/15/29	2,895,200	2,774,981
U.S. Treasury Note	2.63	07/31/29	1,648,500	1,570,969
U.S. Treasury Note	2.75	02/15/28	3,035,200	2,951,495
U.S. Treasury Note	2.75	05/31/29	1,985,500	1,904,374
U.S. Treasury Note	2.88	05/15/28	2,898,900	2,822,238
U.S. Treasury Note	2.88	08/15/28	2,390,000	2,320,914
U.S. Treasury Note	2.88	04/30/29	2,192,600	2,114,574
U.S. Treasury Note	3.13	11/15/28	3,101,800	3,028,980
U.S. Treasury Note	3.13	08/31/29	1,720,500	1,669,490
U.S. Treasury Note	3.25	06/30/29	1,859,500	1,814,974
U.S. Treasury Note	3.38	09/15/27	1,533,600	1,516,886
U.S. Treasury Note	3.50	01/31/28	1,919,600	1,901,829
U.S. Treasury Note	3.50	04/30/28	1,925,300	1,905,821
U.S. Treasury Note	3.50	09/30/29	3,190,200	3,138,359
U.S. Treasury Note	3.63	03/31/28	1,820,700	1,809,036
U.S. Treasury Note	3.63	05/31/28	2,030,500	2,016,382
U.S. Treasury Note	3.63	08/31/29	2,987,000	2,953,980
U.S. Treasury Note	3.75	04/15/28	917,000	913,669
U.S. Treasury Note	3.75	05/15/28	567,200	565,228
U.S. Treasury Note	3.75	12/31/28	2,937,300	2,923,417
U.S. Treasury Note	3.88	10/15/27	1,181,400	1,180,339
U.S. Treasury Note	3.88	11/30/27	2,270,800	2,269,115
U.S. Treasury Note	3.88	12/31/27	2,543,600	2,542,308
U.S. Treasury Note	3.88	03/15/28	803,500	803,437

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9% (Continued)
U.S. Treasury Note	3.88	06/15/28	$900,000	$899,965
U.S. Treasury Note	3.88	07/15/28	600,000	599,883
U.S. Treasury Note	3.88	09/30/29	1,186,300	1,184,168
U.S. Treasury Note	3.88	11/30/29	1,000,000	997,852
U.S. Treasury Note	4.00	12/15/27	1,494,500	1,497,886
U.S. Treasury Note	4.00	02/29/28	1,886,400	1,891,411
U.S. Treasury Note	4.00	06/30/28	1,870,000	1,876,282
U.S. Treasury Note	4.00	01/31/29	2,704,500	2,713,057
U.S. Treasury Note	4.00	07/31/29	3,653,100	3,664,088
U.S. Treasury Note	4.00	10/31/29	1,700,000	1,704,781
U.S. Treasury Note	4.13	09/30/27	2,090,600	2,099,501
U.S. Treasury Note	4.13	10/31/27	2,343,400	2,353,744
U.S. Treasury Note	4.13	11/15/27	1,437,000	1,443,455
U.S. Treasury Note	4.13	07/31/28	2,267,700	2,283,290
U.S. Treasury Note	4.13	03/31/29	3,528,400	3,554,587
U.S. Treasury Note	4.13	10/31/29	2,840,200	2,861,723
U.S. Treasury Note	4.13	11/30/29	2,778,400	2,799,672
U.S. Treasury Note	4.25	01/15/28	1,494,500	1,506,293
U.S. Treasury Note	4.25	02/15/28	699,000	704,843
U.S. Treasury Note	4.25	02/28/29	3,145,800	3,182,296
U.S. Treasury Note	4.25	06/30/29	3,495,000	3,537,049
U.S. Treasury Note	4.25	01/31/30	2,800,000	2,835,547
U.S. Treasury Note	4.38	08/31/28	2,192,500	2,223,161
U.S. Treasury Note	4.38	11/30/28	2,629,300	2,668,021
U.S. Treasury Note	4.38	12/31/29	3,100,000	3,154,734
U.S. Treasury Note	4.50	05/31/29	3,839,800	3,918,996
U.S. Treasury Note	4.63	09/30/28	2,615,000	2,671,795
U.S. Treasury Note	4.63	04/30/29	3,536,300	3,623,464
U.S. Treasury Note	4.88	10/31/28	2,168,400	2,232,859
TOTAL GOVERNMENT OBLIGATIONS (Cost – $170,239,518)				170,857,722

SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
JP Morgan Chase, New York	3.68	08/01/25	763,631	763,631
TOTAL SHORT-TERM INVESTMENTS (Cost – $763,631)				763,631

TOTAL INVESTMENTS – 99.3% (Cost – $171,003,149)				$171,621,353
OTHER ASSETS LESS LIABILITIES – 0.7%				1,133,832
NET ASSETS – 100.0%				$172,755,185

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$170,857,722	$–	$170,857,722
Time Deposits	–	763,631	–	763,631
Total Investments	$–	$171,621,353	$–	$171,621,353

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Bond	5.38	02/15/31	$1,000,600	$1,067,867
U.S. Treasury Note	0.63	05/15/30	4,364,800	3,737,531
U.S. Treasury Note	0.63	08/15/30	6,805,200	5,776,445
U.S. Treasury Note	0.88	11/15/30	9,061,500	7,732,362
U.S. Treasury Note	1.13	02/15/31	8,644,300	7,434,773
U.S. Treasury Note	1.25	08/15/31	8,547,300	7,269,879
U.S. Treasury Note	1.38	11/15/31	7,200,000	6,124,219
U.S. Treasury Note	1.50	02/15/30	3,349,600	3,015,163
U.S. Treasury Note	1.63	05/15/31	9,093,200	7,971,113
U.S. Treasury Note	1.75	11/15/29	1,931,200	1,770,367
U.S. Treasury Note	3.50	01/31/30	2,142,100	2,103,693
U.S. Treasury Note	3.50	04/30/30	2,436,200	2,389,189
U.S. Treasury Note	3.63	03/31/30	2,008,200	1,980,587
U.S. Treasury Note	3.63	09/30/31	4,097,600	3,998,521
U.S. Treasury Note	3.75	05/31/30	2,273,700	2,253,450
U.S. Treasury Note	3.75	06/30/30	2,246,500	2,225,351
U.S. Treasury Note	3.75	12/31/30	3,168,500	3,130,379
U.S. Treasury Note	3.75	08/31/31	3,625,600	3,564,560
U.S. Treasury Note	3.88	12/31/29	2,331,700	2,326,326
U.S. Treasury Note	3.88	04/30/30	4,668,100	4,654,424
U.S. Treasury Note	3.88	06/30/30	3,968,500	3,954,703
U.S. Treasury Note	4.00	02/28/30	6,895,100	6,914,762
U.S. Treasury Note	4.00	03/31/30	5,025,500	5,037,671
U.S. Treasury Note	4.00	05/31/30	3,996,600	4,006,592
U.S. Treasury Note	4.00	07/31/30	2,601,000	2,604,963
U.S. Treasury Note	4.00	01/31/31	2,525,700	2,524,713
U.S. Treasury Note	4.00	04/30/32	3,499,800	3,474,919
U.S. Treasury Note	4.00	06/30/32	2,500,000	2,479,883
U.S. Treasury Note	4.13	08/31/30	2,293,200	2,309,772
U.S. Treasury Note	4.13	03/31/31	3,890,600	3,910,357
U.S. Treasury Note	4.13	07/31/31	3,667,100	3,680,422
U.S. Treasury Note	4.13	10/31/31	3,654,500	3,663,065
U.S. Treasury Note	4.13	11/30/31	4,219,200	4,227,276
U.S. Treasury Note	4.13	02/29/32	4,247,200	4,250,850
U.S. Treasury Note	4.13	03/31/32	3,830,300	3,832,395
U.S. Treasury Note	4.13	05/31/32	3,903,300	3,901,775
U.S. Treasury Note	4.25	02/28/31	3,285,100	3,324,239
U.S. Treasury Note	4.25	06/30/31	3,667,100	3,705,347
U.S. Treasury Note	4.38	11/30/30	2,928,800	2,982,342
U.S. Treasury Note	4.38	01/31/32	4,178,400	4,242,055
U.S. Treasury Note	4.50	12/31/31	4,219,200	4,314,462
U.S. Treasury Note	4.63	09/30/30	2,182,700	2,248,266
U.S. Treasury Note	4.63	04/30/31	3,862,800	3,979,439
U.S. Treasury Note	4.63	05/31/31	4,169,700	4,294,954
U.S. Treasury Note	4.88	10/31/30	2,276,400	2,371,546
TOTAL GOVERNMENT OBLIGATIONS (Cost – $172,783,705)				172,762,967

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
Sumitomo Mitsui Trust Bank, London	3.68	08/01/25	$683,242	$683,242
TOTAL SHORT-TERM INVESTMENTS (Cost – $683,242)				683,242

TOTAL INVESTMENTS – 99.2% (Cost – $173,466,947)				$173,446,209
OTHER ASSETS LESS LIABILITIES – 0.8%				1,459,274
NET ASSETS – 100.0%				$174,905,483

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$172,762,967	$–	$172,762,967
Time Deposits	–	683,242	–	683,242
Total Investments	$–	$173,446,209	$–	$173,446,209

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Bond	4.50	02/15/36	$1,068,000	$1,084,187
U.S. Treasury Bond	4.75	02/15/37	326,800	336,885
U.S. Treasury Bond	5.00	05/15/37	1,100,000	1,157,750
U.S. Treasury Note	0.88	11/15/30	2,757,000	2,352,604
U.S. Treasury Note	1.13	02/15/31	2,702,300	2,324,189
U.S. Treasury Note	1.25	08/15/31	2,246,700	1,910,924
U.S. Treasury Note	1.38	11/15/31	2,498,100	2,124,849
U.S. Treasury Note	1.63	05/15/31	2,670,300	2,340,789
U.S. Treasury Note	1.88	02/15/32	2,033,600	1,774,475
U.S. Treasury Note	2.75	08/15/32	2,167,200	1,983,665
U.S. Treasury Note	2.88	05/15/32	2,373,300	2,198,084
U.S. Treasury Note	3.38	05/15/33	2,231,700	2,108,956
U.S. Treasury Note	3.50	02/15/33	1,525,000	1,457,805
U.S. Treasury Note	3.63	09/30/31	820,400	800,563
U.S. Treasury Note	3.75	08/31/31	672,600	661,276
U.S. Treasury Note	3.88	08/15/33	2,431,300	2,373,177
U.S. Treasury Note	3.88	08/15/34	14,225,500	13,764,283
U.S. Treasury Note	4.00	04/30/32	992,800	985,742
U.S. Treasury Note	4.00	06/30/32	1,000,000	991,953
U.S. Treasury Note	4.00	02/15/34	13,524,000	13,264,086
U.S. Treasury Note	4.13	07/31/31	515,700	517,573
U.S. Treasury Note	4.13	10/31/31	542,000	543,270
U.S. Treasury Note	4.13	11/30/31	528,000	529,011
U.S. Treasury Note	4.13	02/29/32	556,200	556,678
U.S. Treasury Note	4.13	03/31/32	1,006,000	1,006,550
U.S. Treasury Note	4.13	05/31/32	974,300	973,919
U.S. Treasury Note	4.13	11/15/32	2,005,400	2,001,013
U.S. Treasury Note	4.25	06/30/31	1,088,200	1,099,550
U.S. Treasury Note	4.25	11/15/34	14,124,900	14,038,826
U.S. Treasury Note	4.25	05/15/35	13,909,100	13,788,482
U.S. Treasury Note	4.38	01/31/32	1,259,000	1,278,180
U.S. Treasury Note	4.38	05/15/34	13,725,400	13,811,184
U.S. Treasury Note	4.50	12/31/31	823,400	841,991
U.S. Treasury Note	4.50	11/15/33	2,233,500	2,273,459
U.S. Treasury Note	4.63	05/31/31	871,500	897,679
U.S. Treasury Note	4.63	02/15/35	14,205,200	14,514,829
TOTAL GOVERNMENT OBLIGATIONS (Cost – $125,067,724)				124,668,436

SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
JP Morgan Chase, New York	3.68	08/01/25	688,694	688,694
TOTAL SHORT-TERM INVESTMENTS (Cost – $688,694)				688,694

TOTAL INVESTMENTS – 99.3% (Cost – $125,756,418)				$125,357,130
OTHER ASSETS LESS LIABILITIES – 0.7%				876,816
NET ASSETS – 100.0%				$126,233,946

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$124,668,436	$–	$124,668,436
Time Deposits	–	688,694	–	688,694
Total Investments	$–	$125,357,130	$–	$125,357,130

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.3%
U.S. Treasury Bond	1.13	05/15/40	$12,693,900	$7,840,467
U.S. Treasury Bond	1.13	08/15/40	16,480,400	10,083,945
U.S. Treasury Bond	1.38	11/15/40	17,357,700	10,999,086
U.S. Treasury Bond	1.75	08/15/41	23,237,200	15,311,136
U.S. Treasury Bond	1.88	02/15/41	23,890,200	16,333,058
U.S. Treasury Bond	2.00	11/15/41	18,718,800	12,772,656
U.S. Treasury Bond	2.25	05/15/41	24,448,600	17,612,542
U.S. Treasury Bond	2.38	02/15/42	18,967,900	13,665,779
U.S. Treasury Bond	2.75	08/15/42	5,730,500	4,340,406
U.S. Treasury Bond	2.75	11/15/42	6,660,000	5,019,975
U.S. Treasury Bond	2.88	05/15/43	12,235,800	9,334,577
U.S. Treasury Bond	3.00	05/15/42	10,075,500	7,963,581
U.S. Treasury Bond	3.13	11/15/41	4,493,400	3,645,973
U.S. Treasury Bond	3.13	02/15/42	10,385,700	8,397,001
U.S. Treasury Bond	3.13	02/15/43	7,371,200	5,864,135
U.S. Treasury Bond	3.13	08/15/44	9,115,400	7,108,588
U.S. Treasury Bond	3.25	05/15/42	23,586,800	19,309,850
U.S. Treasury Bond	3.38	08/15/42	13,658,700	11,346,325
U.S. Treasury Bond	3.38	05/15/44	7,801,400	6,343,513
U.S. Treasury Bond	3.50	02/15/39	2,631,800	2,354,022
U.S. Treasury Bond	3.63	08/15/43	12,553,900	10,680,623
U.S. Treasury Bond	3.63	02/15/44	11,622,400	9,837,272
U.S. Treasury Bond	3.75	08/15/41	4,706,700	4,175,358
U.S. Treasury Bond	3.75	11/15/43	8,056,500	6,959,431
U.S. Treasury Bond	3.88	08/15/40	4,504,400	4,104,634
U.S. Treasury Bond	3.88	02/15/43	14,554,400	12,890,878
U.S. Treasury Bond	3.88	05/15/43	13,775,600	12,170,958
U.S. Treasury Bond	4.00	11/15/42	13,309,400	12,015,893
U.S. Treasury Bond	4.13	08/15/44	11,177,200	10,123,225
U.S. Treasury Bond	4.25	05/15/39	4,009,600	3,865,192
U.S. Treasury Bond	4.25	11/15/40	4,508,700	4,280,799
U.S. Treasury Bond	4.38	02/15/38	1,106,500	1,093,793
U.S. Treasury Bond	4.38	11/15/39	4,411,200	4,282,999
U.S. Treasury Bond	4.38	05/15/40	4,386,400	4,246,583
U.S. Treasury Bond	4.38	05/15/41	3,707,200	3,557,174
U.S. Treasury Bond	4.38	08/15/43	14,169,100	13,359,912
U.S. Treasury Bond	4.50	02/15/36	1,821,300	1,848,904
U.S. Treasury Bond	4.50	05/15/38	2,113,300	2,118,088
U.S. Treasury Bond	4.50	08/15/39	4,060,300	4,005,740
U.S. Treasury Bond	4.50	02/15/44	8,053,100	7,693,856
U.S. Treasury Bond	4.63	02/15/40	4,391,800	4,375,331
U.S. Treasury Bond	4.63	05/15/44	4,638,400	4,499,610
U.S. Treasury Bond	4.63	11/15/44	5,482,100	5,305,217
U.S. Treasury Bond	4.75	02/15/37	750,000	773,145
U.S. Treasury Bond	4.75	02/15/41	4,563,000	4,578,685
U.S. Treasury Bond	4.75	11/15/43	16,452,900	16,247,239
U.S. Treasury Bond	4.75	02/15/45	8,534,000	8,389,322
U.S. Treasury Bond	5.00	05/15/37	1,349,600	1,420,454

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.3% (Continued)
U.S. Treasury Bond	5.00	05/15/45	$8,450,600	$8,574,718
U.S. Treasury Note	1.88	02/15/32	21,251,300	18,543,420
U.S. Treasury Note	2.75	08/15/32	21,998,600	20,135,594
U.S. Treasury Note	2.88	05/15/32	21,857,500	20,243,802
U.S. Treasury Note	3.38	05/15/33	21,185,000	20,019,825
U.S. Treasury Note	3.50	02/15/33	20,648,000	19,738,197
U.S. Treasury Note	3.88	08/15/33	22,661,400	22,119,651
U.S. Treasury Note	3.88	08/15/34	29,587,200	28,627,928
U.S. Treasury Note	4.00	07/31/32	1,400,000	1,388,078
U.S. Treasury Note	4.00	02/15/34	25,086,500	24,604,369
U.S. Treasury Note	4.13	11/15/32	21,220,100	21,173,681
U.S. Treasury Note	4.25	11/15/34	24,714,600	24,563,995
U.S. Treasury Note	4.25	05/15/35	19,161,600	18,995,433
U.S. Treasury Note	4.38	05/15/34	24,485,000	24,638,031
U.S. Treasury Note	4.50	11/15/33	24,013,700	24,443,320
U.S. Treasury Note	4.63	02/15/35	23,655,000	24,170,605
TOTAL GOVERNMENT OBLIGATIONS (Cost – $704,131,045)				696,527,577

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
Sumitomo Mitsui Trust Bank, London	3.68	08/01/25	500,410	500,410
TOTAL SHORT-TERM INVESTMENTS (Cost – $500,410)				500,410

TOTAL INVESTMENTS – 98.4% (Cost – $704,631,455)				$697,027,987
OTHER ASSETS LESS LIABILITIES – 1.6%				11,308,706
NET ASSETS – 100.0%				$708,336,693

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$696,527,577	$–	$696,527,577
Time Deposits	–	500,410	–	500,410
Total Investments	$–	$697,027,987	$–	$697,027,987

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.7%
U.S. Treasury Bond	1.25	05/15/50	$4,619,600	$2,189,979
U.S. Treasury Bond	1.38	08/15/50	5,182,200	2,519,440
U.S. Treasury Bond	1.63	11/15/50	5,115,100	2,656,255
U.S. Treasury Bond	1.88	02/15/51	5,579,200	3,089,046
U.S. Treasury Bond	1.88	11/15/51	5,306,400	2,908,156
U.S. Treasury Bond	2.00	02/15/50	3,960,200	2,295,369
U.S. Treasury Bond	2.00	08/15/51	5,497,700	3,122,951
U.S. Treasury Bond	2.25	08/15/49	3,359,500	2,079,216
U.S. Treasury Bond	2.25	02/15/52	5,012,900	3,017,531
U.S. Treasury Bond	2.38	11/15/49	3,119,300	1,980,512
U.S. Treasury Bond	2.38	05/15/51	5,854,500	3,659,063
U.S. Treasury Bond	2.88	05/15/52	4,586,700	3,181,306
U.S. Treasury Bond	3.00	08/15/52	4,382,800	3,116,239
U.S. Treasury Bond	3.63	02/15/53	4,367,000	3,514,412
U.S. Treasury Bond	3.63	05/15/53	4,391,000	3,529,609
U.S. Treasury Strip	ZCP	02/15/45	91,500	34,648
U.S. Treasury Strip	ZCP	08/15/45	390,900	144,273
U.S. Treasury Strip	ZCP	11/15/45	400,000	145,775
U.S. Treasury Strip	ZCP	02/15/46	1,172,900	421,316
U.S. Treasury Strip	ZCP	08/15/46	1,058,600	370,780
U.S. Treasury Strip	ZCP	02/15/47	433,800	147,865
U.S. Treasury Strip	ZCP	05/15/47	784,400	263,903
U.S. Treasury Strip	ZCP	08/15/47	1,374,100	455,770
U.S. Treasury Strip	ZCP	11/15/47	1,244,000	407,822
U.S. Treasury Strip	ZCP	02/15/48	1,750,200	565,509
U.S. Treasury Strip	ZCP	08/15/48	2,096,600	660,552
U.S. Treasury Strip	ZCP	11/15/48	1,568,800	488,273
U.S. Treasury Strip	ZCP	02/15/49	2,591,600	796,316
U.S. Treasury Strip	ZCP	05/15/49	3,427,400	1,040,754
U.S. Treasury Strip	ZCP	02/15/50	1,477,300	433,812
U.S. Treasury Strip	ZCP	05/15/50	1,667,300	491,084
U.S. Treasury Strip	ZCP	08/15/50	1,960,500	563,957
U.S. Treasury Strip	ZCP	11/15/50	2,704,700	766,970
U.S. Treasury Strip	ZCP	02/15/51	2,614,700	733,390
U.S. Treasury Strip	ZCP	05/15/51	2,151,700	596,559
U.S. Treasury Strip	ZCP	08/15/51	2,653,800	726,764
U.S. Treasury Strip	ZCP	11/15/51	2,808,700	760,841
U.S. Treasury Strip	ZCP	02/15/52	2,888,700	774,025
U.S. Treasury Strip	ZCP	08/15/52	4,478,300	1,173,000
U.S. Treasury Strip	ZCP	11/15/52	950,400	247,517
U.S. Treasury Strip	ZCP	02/15/53	2,473,800	636,738
U.S. Treasury Strip	ZCP	05/15/53	6,636,100	1,687,423
U.S. Treasury Strip	ZCP	11/15/53	1,952,200	488,550
U.S. Treasury Strip	ZCP	02/15/54	2,543,100	628,121
U.S. Treasury Strip	ZCP	05/15/54	2,213,900	541,645
U.S. Treasury Strip	ZCP	08/15/54	2,484,600	601,722
U.S. Treasury Strip	ZCP	11/15/54	450,000	107,852

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.7% (Continued)
U.S. Treasury Strip	ZCP	02/15/55	$1,729,000	$410,323
U.S. Treasury Strip	ZCP	05/15/55	450,000	105,837
TOTAL GOVERNMENT OBLIGATIONS (Cost – $64,840,860)				61,278,770

SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
Sumitomo Mitsui Trust Bank, London	3.68	08/01/25	303,304	303,304
TOTAL SHORT-TERM INVESTMENTS (Cost – $303,304)				303,304

TOTAL INVESTMENTS – 99.2% (Cost – $65,144,164)				$61,582,074
OTHER ASSETS LESS LIABILITIES – 0.8%				507,887
NET ASSETS – 100.0%				$62,089,961

ZCP Indicates a zero coupon rate.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$61,278,770	$–	$61,278,770
Time Deposits	–	303,304	–	303,304
Total Investments	$–	$61,582,074	$–	$61,582,074

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 8.7%
AUTOMOBILE – 0.3%
Avis Budget Rental Car Funding AESOP LLC 2024-2A Class A(1)	5.13	10/20/28	$250,000	$252,678
NextGear Floorplan Master Owner Trust 2023-1A Class A2(1)	5.74	03/15/28	100,000	100,664
Wheels Fleet Lease Funding 1 LLC 2023-1A Class A(1)	5.80	04/18/38	256,863	258,327
				611,669
OTHER ABS – 8.4%
Aimco CLO 14 Ltd. 2021-14A Class A (CME Term SOFR 3 Month + 1.25%)(1)	5.58	04/20/34	300,000	300,324
AIMCO CLO 22 Ltd. 2024-22A Class A (CME Term SOFR 3 Month + 1.50%)(1)	5.83	04/19/37	400,000	401,280
Apidos CLO XL Ltd. 2022-40A Class AR (CME Term SOFR 3 Month + 1.35%)(1)	5.67	07/15/37	440,000	441,033
Apidos CLO XLVII Ltd. 2024-47A Class A1 (CME Term SOFR 3 Month + 1.50%)(1)	5.81	04/26/37	500,000	501,602
Bain Capital Credit CLO 2022-6 Ltd. 2022-6A Class A1R (CME Term SOFR 3 Month + 1.37%)(1)	5.70	01/22/38	631,000	632,931
CCG Receivables Trust 2023-2 Class A2(1)	6.28	04/14/32	50,825	51,338
CIFC Funding 2018-III Ltd. 2018-3A Class A (CME Term SOFR 3 Month + 1.36%)(1)	5.69	07/18/31	149,539	149,698
CIFC Funding 2018-IV Ltd. 2018-4A Class AR (CME Term SOFR 3 Month + 1.22%)(1)	5.54	01/17/38	500,000	500,509
CIFC Funding 2021-IV Ltd. 2021-4A Class AR (CME Term SOFR 3 Month + 1.36%)(1)	5.68	07/23/37	609,000	611,341
DB Master Finance LLC 2017-1A Class A2II(1)	4.03	11/20/47	139,125	136,405
DB Master Finance LLC 2021-1A Class A2I(1)	2.05	11/20/51	289,500	278,858
DB Master Finance LLC 2021-1A Class A2II(1)	2.49	11/20/51	482,500	446,706
Domino’s Pizza Master Issuer LLC 2018-1A Class A2I(1)	4.12	07/25/48	260,563	259,998
Domino’s Pizza Master Issuer LLC 2021-1A Class A2I(1)	2.66	04/25/51	413,313	386,101
Elmwood CLO 22 Ltd. 2023-1A Class AR (CME Term SOFR 3 Month + 1.20%)(1)	5.52	04/17/38	880,000	880,907
Elmwood CLO 30 Ltd. 2024-6A Class A (CME Term SOFR 3 Month + 1.43%)(1)	5.75	07/17/37	450,000	451,487
Elmwood CLO 31 Ltd. 2024-7A Class A1 (CME Term SOFR 3 Month + 1.35%)(1)	5.67	07/17/37	325,000	325,766
Elmwood CLO I Ltd. 2019-1A Class A1RR (CME Term SOFR 3 Month + 1.52%)(1)	5.85	04/20/37	1,130,000	1,134,098
Golub Capital Partners CLO 53B Ltd. 2021-53A Class AR (CME Term SOFR 3 Month + 0.98%)(1)	5.31	07/20/34	1,000,000	994,010
Jersey Mike’s Funding LLC 2019-1A Class A2(1)	4.43	02/15/50	176,763	175,084
LCM XVIII LP 18A Class A1R (CME Term SOFR 3 Month + 1.28%)(1)	5.61	04/20/31	7,864	7,866
Palmer Square CLO 2021-4 Ltd. 2021-4A Class A1R (CME Term SOFR 3 Month + 1.32%)(1)	5.59	07/15/38	1,000,000	1,002,549
Palmer Square CLO 2022-4 Ltd. 2022-4A Class A1R (CME Term SOFR 3 Month + 1.35%)(1)	5.68	10/20/37	500,000	501,231
Palmer Square Loan Funding 2024-1 Ltd. 2024-1A Class A1 (CME Term SOFR 3 Month + 1.05%)(1)	5.37	10/15/32	277,792	278,277
PFS Financing Corp. 2022-D Class A(1)	4.27	08/15/27	100,000	99,977
Planet Fitness Master Issuer LLC 2022-1A Class A2I(1)	3.25	12/05/51	252,518	245,971
SERVPRO Master Issuer LLC 2019-1A Class A2(1)	3.88	10/25/49	353,438	347,605
Subway Funding LLC 2024-1A Class A2I(1)	6.03	07/30/54	1,116,563	1,132,779

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 8.4% (Continued)
Taco Bell Funding LLC 2016-1A Class A23(1)	4.97	05/25/46	$703,125	$702,506
Tricon Residential Trust 2023-SFR1 Class A(1)	5.10	07/17/40	99,671	99,901
Tricon Residential Trust 2023-SFR2 Class A(1)	5.00	12/17/40	393,864	393,308
Uniti Fiber Abs Issuer LLC 2025-1A Class A2(1)	5.88	04/20/55	504,000	514,137
Wendy’s Funding LLC 2019-1A Class A2I(1)	3.78	06/15/49	442,443	436,653
Wendy’s Funding LLC 2021-1A Class A2I(1)	2.37	06/15/51	268,621	246,673
Wind River 2021-3 CLO Ltd. 2021-3A Class A1R (CME Term SOFR 3 Month + 1.24%)(1)	5.57	04/20/38	542,000	542,274
				15,611,183
TOTAL ASSET-BACKED SECURITIES (Cost – $16,124,947)				16,222,852

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.6%
COMMERCIAL – 6.4%
BLP Commercial Mortgage Trust 2024-IND2 Class A (CME Term SOFR 1 Month + 1.34%)(1)	5.68	03/15/41	396,610	397,821
BLP Commercial Mortgage Trust 2025-IND Class A (CME Term SOFR 1 Month + 1.20%)(1)	5.54	03/15/42	703,000	702,578
BX Commercial Mortgage Trust 2021-VOLT Class A (CME Term SOFR 1 Month + 0.81%)(1)	5.16	09/15/36	605,518	604,544
BX Commercial Mortgage Trust 2023-XL3 Class A (CME Term SOFR 1 Month + 1.76%)(1)	6.10	12/09/40	716,009	718,285
BX Commercial Mortgage Trust 2024-XL4 Class A (CME Term SOFR 1 Month + 1.44%)(1)	5.78	02/15/39	738,636	740,621
BX Commercial Mortgage Trust 2024-XL5 Class A (CME Term SOFR 1 Month + 1.39%)(1)	5.73	03/15/41	613,894	615,832
BX Trust 2022-CLS Class A(1)	5.76	10/13/27	221,000	222,712
BX Trust 2024-BIO Class A (CME Term SOFR 1 Month + 1.64%)(1)	5.98	02/15/41	811,000	812,551
BX Trust 2024-CNYN Class A (CME Term SOFR 1 Month + 1.44%)(1)	5.78	04/15/41	676,125	679,006
BX Trust 2024-VLT4 Class A (CME Term SOFR 1 Month + 1.49%)(1)	5.83	07/15/29	710,000	711,356
BX Trust 2025-VLT6 Class A (CME Term SOFR 1 Month + 1.44%)(1)	5.79	03/15/42	934,000	934,808
Citigroup Commercial Mortgage Trust 2016-C1 Class A4	3.21	05/10/49	387,000	382,296
Citigroup Commercial Mortgage Trust 2016-GC37 Class A3	3.05	04/10/49	189,029	187,955
COMM Mortgage Trust 2015-CR27 Class A4	3.61	10/10/48	249,037	248,336
Fashion Show Mall LLC 2024-SHOW Class A(1)	5.10	10/10/41	600,000	602,633
GS Mortgage Securities Corp. Trust 2023-SHIP Class A(1)	4.32	09/10/38	165,000	163,991
GS Mortgage Securities Trust 2016-GS2 Class A4	3.05	05/10/49	85,000	84,006
JP Morgan BB Commercial Mortgage Securities Trust 2015-C33 Class A4	3.77	12/15/48	645,934	643,066
JP Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI Class A(1)	5.80	10/05/39	735,000	746,383
KIND Commercial Mortgage Trust 2024-1 Class A (CME Term SOFR 1 Month + 1.89%)(1)	6.23	08/15/41	852,000	854,485
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 Class A4	3.31	04/15/48	51,067	50,326
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 Class A4	3.72	12/15/49	393,000	387,442
UBS Commercial Mortgage Trust 2019-C16 Class ASB	3.46	04/15/52	261,138	255,547
Wells Fargo Commercial Mortgage Trust 2015-C31 Class A4	3.70	11/15/48	72,002	71,745
Wells Fargo Commercial Mortgage Trust 2015-LC22 Class A4	3.84	09/15/58	71,337	71,184
				11,889,509

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
WHOLE LOAN COLLATERAL – 1.2%
JP Morgan Mortgage Trust 2024-9 Class A6A(1)	5.00	02/25/55	$258,579	$256,099
JP Morgan Mortgage Trust 2025-5MPR Class A1B(1),(2)	5.59	11/25/55	1,478,871	1,478,954
Sequoia Mortgage Trust 2024-7 Class A11(1)	6.00	08/25/54	114,448	114,577
Sequoia Mortgage Trust 2025-1 Class A5(1)	5.50	01/25/55	408,886	408,214
				2,257,844
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $14,076,791)				14,147,353

CORPORATE BONDS – 12.0%
AIRLINES – 0.1%
Delta Air Lines 2020-1 Class AA Pass Through Trust	2.00	06/10/28	260,082	245,266

APPAREL – 0.1%
William Carter Co.(1)	5.63	03/15/27	91,000	90,350

AUTO MANUFACTURERS – 0.6%
Ford Motor Credit Co. LLC	2.70	08/10/26	600,000	585,284
General Motors Financial Co., Inc.	5.05	04/04/28	533,000	538,447
				1,123,731
AUTO PARTS & EQUIPMENT – 0.1%
Dana, Inc.	5.63	06/15/28	262,000	262,309

BANKS – 3.6%
Bank of America Corp.(3)	4.38	–	350,000	342,472
Bank of New York Mellon Corp.(3)	4.70	–	604,000	605,074
Barclays PLC	5.83	05/09/27	200,000	201,641
Citigroup, Inc.(3)	4.00	–	350,000	348,538
Citizens Financial Group, Inc.(3)	5.65	–	515,000	514,989
Depository Trust & Clearing Corp.(1),(3)	3.38	–	750,000	727,002
HSBC Holdings PLC	5.89	08/14/27	200,000	202,503
JP Morgan Chase & Co.	1.58	04/22/27	183,000	179,083
Morgan Stanley	0.99	12/10/26	164,000	161,829
Northern Trust Corp.(3)	4.60	–	669,000	663,878
PNC Financial Services Group, Inc.(3)	6.00	–	660,000	662,916
Truist Financial Corp.(3)	4.95	–	599,000	599,318
US Bancorp(3)	3.70	–	845,000	814,455
Wells Fargo & Co.(3)	3.90	–	614,000	608,655
				6,632,353
BUILDING MATERIALS – 0.2%
Standard Industries, Inc./NY(1)	5.00	02/15/27	300,000	300,035

CHEMICALS – 0.1%
Methanex Corp.	5.13	10/15/27	175,000	174,258

COMMERCIAL SERVICES – 0.6%
Ashtead Capital, Inc.(1)	4.00	05/01/28	200,000	196,246
Brink’s Co.(1)	4.63	10/15/27	214,000	211,041
Element Fleet Management Corp.(1)	5.64	03/13/27	314,000	318,469
Triton Container International Ltd.(1)	2.05	04/15/26	344,000	335,584
				1,061,340

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 0.5%
Booz Allen Hamilton, Inc.(1)	3.88	09/01/28	$720,000	$698,513
Genpact Luxembourg Sarl/Genpact USA, Inc.	1.75	04/10/26	233,000	228,382
Western Digital Corp.	4.75	02/15/26	62,000	61,859
				988,754
COSMETICS/PERSONAL CARE – 0.0%
Coty, Inc.(1)	5.00	04/15/26	34,000	33,988

DIVERSIFIED FINANCIAL SERVICES – 1.0%
American Express Co.(3)	3.55	–	690,000	676,119
Aviation Capital Group LLC(1)	1.95	01/30/26	291,000	286,959
GGAM Finance Ltd.(1)	7.75	05/15/26	268,000	270,025
Navient Corp.	5.00	03/15/27	171,000	169,250
Navient Corp.	6.75	06/15/26	95,000	96,017
OneMain Finance Corp.	3.50	01/15/27	316,000	308,582
United Wholesale Mortgage LLC(1)	5.50	11/15/25	91,000	91,058
				1,898,010
ELECTRIC – 0.1%
XPLR Infrastructure Operating Partners LP(1)	3.88	10/15/26	262,000	256,472

HOME BUILDERS – 0.1%
Tri Pointe Homes, Inc.	5.25	06/01/27	240,000	238,130

INSURANCE – 1.1%
Athene Global Funding(1)	1.73	10/02/26	359,000	346,900
F&G Global Funding(1)	1.75	06/30/26	578,000	562,958
MetLife, Inc.(3)	3.85	–	614,000	613,381
SBL Holdings, Inc.(1)	5.13	11/13/26	515,000	511,563
				2,034,802
INVESTMENT COMPANIES – 1.2%
Antares Holdings LP(1)	3.95	07/15/26	500,000	492,965
Barings BDC, Inc.	3.30	11/23/26	99,000	96,603
Blue Owl Technology Finance Corp.(1)	3.75	06/17/26	508,000	498,807
HPS Corporate Lending Fund	6.75	01/30/29	477,000	494,224
Oaktree Specialty Lending Corp.	2.70	01/15/27	197,000	189,562
Sixth Street Lending Partners	6.50	03/11/29	485,000	500,009
				2,272,170
LEISURE TIME – 0.2%
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	291,000	292,154

MEDIA – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	207,000	205,435
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	91,000	90,905
				296,340
MINING – 0.1%
Novelis Corp.(1)	3.25	11/15/26	191,000	188,054

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 0.1%
Civitas Resources, Inc.(1)	5.00	10/15/26	$245,000	$242,526

PHARMACEUTICALS – 0.5%
CVS Pass-Through Trust(1)	5.77	01/10/33	212,563	213,636
CVS Pass-Through Trust(1)	5.93	01/10/34	325,446	328,615
CVS Pass-Through Trust	6.04	12/10/28	239,352	241,776
CVS Pass-Through Trust	6.94	01/10/30	222,528	228,377
				1,012,404
PIPELINES – 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	333,000	333,425
Buckeye Partners LP	3.95	12/01/26	142,000	139,719
				473,144
PRIVATE EQUITY – 0.3%
Hercules Capital, Inc.	2.63	09/16/26	533,000	517,346

REAL ESTATE INVESTMENT TRUST (REITS) – 0.7%
Boston Properties LP	2.75	10/01/26	420,000	410,986
EPR Properties	4.75	12/15/26	445,000	443,835
SBA Communications Corp.	3.88	02/15/27	298,000	293,052
Starwood Property Trust, Inc.(1)	4.38	01/15/27	212,000	208,546
				1,356,419
RETAIL – 0.2%
Academy Ltd.(1)	6.00	11/15/27	291,000	290,852
Bath & Body Works, Inc.	6.69	01/15/27	161,000	165,236
				456,088
TOTAL CORPORATE BONDS (Cost – $22,120,834)				22,446,443

MUNICIPAL BONDS – 70.4%
ALABAMA – 4.9%
Black Belt Energy Gas District, Revenue Bonds	4.00	10/01/52	1,125,000	1,133,560
Black Belt Energy Gas District, Series A-1, Revenue Bonds	4.00	10/01/49	750,000	751,994
Black Belt Energy Gas District, Series B, Revenue Bonds	4.00	04/01/53	1,000,000	1,006,764
Black Belt Energy Gas District, Series C, Revenue Bonds	5.25	02/01/53	1,000,000	1,049,395
Houston County Health Care Authority, Revenue Bonds	5.00	10/01/25	1,000,000	1,002,648
Industrial Development Board of the City of Mobile Alabama, Revenue Bonds	3.30	07/15/34	1,000,000	1,002,289
Southeast Energy Authority A Cooperative District, Series A, Revenue Bonds	5.25	01/01/54	655,000	688,636
Southeast Energy Authority A Cooperative District, Series A-1, Revenue Bonds	5.50	01/01/53	850,000	904,541
Southeast Energy Authority A Cooperative District, Series B, Revenue Bonds	4.00	06/01/29	700,000	712,153
Southeast Energy Authority A Cooperative District, Series B, Revenue Bonds	5.00	01/01/54	830,000	876,360
				9,128,340
ARIZONA – 2.4%
Arizona Board of Regents, Series B, Revenue Bonds	5.00	07/01/33	880,000	908,639
Industrial Development Authority of the City of Phoenix Arizona, Revenue Bonds	3.10	02/01/59	3,600,000	3,604,042
				4,512,681

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ARKANSAS – 0.2%
Springdale Public Facilities Board, Revenue Bonds	5.00	03/01/32	$350,000	$356,730

COLORADO – 0.8%
Colorado Health Facilities Authority, Revenue Bonds	5.00	11/15/60	660,000	719,905
Park Creek Metropolitan District, Revenue Bonds	5.00	12/01/31	710,000	713,781
				1,433,686
CONNECTICUT – 0.9%
City of New Haven, Series A, General Obligation	5.00	08/01/25	375,000	375,000
State of Connecticut Special Tax Revenue, Series A, Revenue Bonds	5.00	09/01/30	1,315,000	1,346,230
				1,721,230
DISTRICT OF COLUMBIA – 0.5%
District of Columbia Housing Finance Agency, Revenue Bonds	5.00	03/01/28	975,000	1,022,782

FLORIDA – 2.9%
County of Okeechobee, Revenue Bonds	3.80	07/01/39	550,000	544,006
Hillsborough County School Board, Certificate Participation	5.00	07/01/27	365,000	380,593
Lee County School Board, Series A, Certificate Participation	5.00	08/01/32	1,575,000	1,608,837
State of Florida Department of Transportation Turnpike System Revenue, Series C, Revenue Bonds	5.00	07/01/28	1,860,000	1,895,437
Volusia County School Board, Series A, Certificate Participation	5.00	08/01/29	1,000,000	1,010,368
				5,439,241
GEORGIA – 3.8%
Clarke County Hospital Authority, Revenue Bonds	5.00	07/01/30	1,245,000	1,267,101
Decatur Housing Authority, Revenue Bonds	3.25	09/01/28	1,000,000	1,006,916
Development Authority of Burke County, Revenue Bonds	3.70	10/01/32	685,000	692,462
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	07/01/52	290,000	293,119
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	09/01/52	2,300,000	2,303,664
Main Street Natural Gas, Inc., Series A, Revenue Bonds	5.00	06/01/53	500,000	526,040
Main Street Natural Gas, Inc., Series C, Revenue Bonds	4.00	03/01/50	1,000,000	1,002,354
				7,091,656
ILLINOIS – 9.9%
Chicago O’Hare International Airport, Series C, Revenue Bonds	5.00	01/01/31	2,400,000	2,418,955
City of Chicago Wastewater Transmission Revenue, Series A, Revenue Bonds	ZCP	01/01/26	1,000,000	986,745
City of Chicago Waterworks Revenue, Revenue Bonds	5.00	11/01/28	725,000	757,462
City of Chicago Waterworks Revenue, Revenue Bonds	5.00	11/01/33	625,000	642,921
City of Chicago Waterworks Revenue, Series A-1, Revenue Bonds	5.00	11/01/30	325,000	331,669
City of Chicago, Series A, General Obligation	5.00	01/01/28	450,000	464,959
City of Mount Vernon, General Obligation	4.00	12/15/27	905,000	926,396
Cook County School District No. 171 Sunnybrook, General Obligation	5.00	12/01/27	465,000	487,840
Cook County School District No. 25 Arlington Heights, General Obligation	5.00	12/15/26	330,000	340,960
County of Cook Sales Tax Revenue, Series B, Revenue Bonds	5.00	11/15/25	925,000	930,537
DuPage County Community Unit School District No. 200 Wheaton-Warrenville, General Obligation	5.00	10/01/25	815,000	818,165
Illinois Finance Authority, Revenue Bonds	4.00	12/01/31	610,000	611,231
Illinois Finance Authority, Revenue Bonds	5.00	04/01/26	300,000	303,657
Illinois Finance Authority, Revenue Bonds	5.00	04/01/27	305,000	313,991
Illinois Finance Authority, Series A, Revenue Bonds	5.00	05/15/32	460,000	478,780

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ILLINOIS – 9.9% (Continued)
Illinois Housing Development Authority, Revenue Bonds	5.00	10/01/27	$700,000	$715,102
Lee County Community Unit School District No. 272, General Obligation	4.00	01/01/33	765,000	772,584
Macon County School District No. 61 Decatur, Series C, General Obligation	4.00	01/01/29	710,000	721,149
Madison County Community Unit School District No. 7 Edwardsville, Series C, Revenue Bonds	5.00	12/01/26	290,000	298,044
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation	4.00	05/01/29	1,000,000	1,016,086
Metropolitan Water Reclamation District of Greater Chicago, Series A, General Obligation	5.00	12/01/29	180,000	184,985
Northern Illinois Municipal Power Agency, Series A, Revenue Bonds	5.00	12/01/30	430,000	440,127
Peoria & Fulton Counties Community Unit School District No. 327, Series A, General Obligation	5.00	12/01/27	435,000	453,161
Peoria Public Building Commission, Series A, Revenue Bonds	4.00	12/01/26	350,000	354,475
Sales Tax Securitization Corp., Series C, Revenue Bonds	5.50	01/01/33	1,000,000	1,064,447
State of Illinois, Series D, General Obligation	5.00	11/01/26	1,200,000	1,232,197
Village of Mundelein, General Obligation	4.00	12/15/33	460,000	463,947
				18,530,572
INDIANA – 4.1%
Carmel Local Public Improvement Bond Bank, Revenue Bonds	5.00	06/01/28	345,000	352,165
County of St Joseph, Series A, Revenue Bonds	5.00	04/01/26	1,180,000	1,195,166
Indiana Finance Authority, Revenue Bonds	5.00	10/01/64	2,950,000	3,150,927
Indiana Finance Authority, Series A, Revenue Bonds	5.00	07/01/28	520,000	541,312
Indiana Finance Authority, Series B, Revenue Bonds	5.00	10/01/60	1,725,000	1,879,657
South Bend Redevelopment Authority, Revenue Bonds	5.00	08/01/28	610,000	643,322
				7,762,549
IOWA – 1.0%
Ankeny Community School District Infrastructure Sales Services & Use Tax, Series A, Revenue Bonds	5.00	06/01/29	840,000	891,243
Iowa Finance Authority, Revenue Bonds	5.00	08/15/26	350,000	353,513
PEFA, Inc., Revenue Bonds	5.00	09/01/49	550,000	555,806
				1,800,562
KENTUCKY – 0.9%
Kentucky Asset Liability Commission, Revenue Bonds	5.00	09/01/27	875,000	876,664
Kentucky Public Energy Authority, Series C, Revenue Bonds	4.00	02/01/50	310,000	311,442
Louisville/Jefferson County Metropolitan Government, Revenue Bonds	5.00	10/01/29	350,000	357,143
				1,545,249
LOUISIANA – 0.7%
Louisiana Housing Corp., Revenue Bonds	3.75	02/01/28	540,000	546,732
Parish of St John the Baptist, Revenue Bonds	3.30	06/01/37	730,000	734,213
				1,280,945
MARYLAND – 0.3%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds	5.25	06/01/28	500,000	522,051

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MICHIGAN – 2.1%
Kalamazoo Hospital Finance Authority, Revenue Bonds	4.00	05/15/31	$360,000	$360,410
Michigan Finance Authority, Revenue Bonds	5.00	11/15/25	1,205,000	1,213,267
Michigan Finance Authority, Revenue Bonds	5.00	11/15/26	260,000	268,071
Michigan State Building Authority, Revenue Bonds	5.00	04/15/29	380,000	381,798
Michigan State Building Authority, Revenue Bonds	5.00	10/15/32	1,000,000	1,021,964
Michigan State Housing Development Authority, Series D, Revenue Bonds	3.05	06/01/26	965,000	963,019
				4,208,529
MINNESOTA – 0.8%
City of Minneapolis, Series A, Revenue Bonds	5.00	11/15/52	670,000	707,888
Minnesota Municipal Gas Agency, Series A, Revenue Bonds	4.00	12/01/52	700,000	708,557
				1,416,445
MISSISSIPPI – 0.3%
Mississippi Development Bank, Revenue Bonds	5.00	04/01/26	505,000	512,061

MISSOURI – 1.4%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	5.00	10/01/25	875,000	878,279
Kansas City School District, Certificate Participation	5.00	04/01/30	835,000	845,207
St Charles County Public Water Supply District No. 2, Certificate Participation	5.00	12/01/32	805,000	809,180
				2,532,666
NEBRASKA – 0.6%
Central Plains Energy Project, Series A, Revenue Bonds	5.00	09/01/29	1,000,000	1,048,451

NEVADA – 0.5%
County of Clark, Series A, General Obligation	5.00	07/01/27	155,000	155,238
Las Vegas Valley Water District, Series A, General Obligation	5.00	06/01/32	235,000	238,662
Nevada Housing Division, Revenue Bonds	5.00	07/01/28	605,000	628,774
				1,022,674
NEW JERSEY – 2.0%
New Jersey Housing & Mortgage Finance Agency, Series B, Revenue Bonds	3.50	05/01/29	635,000	641,732
New Jersey Housing & Mortgage Finance Agency, Series K, Revenue Bonds	3.60	10/01/27	710,000	718,761
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	06/15/27	970,000	990,270
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	06/15/30	1,175,000	1,196,852
New Jersey Transportation Trust Fund Authority, Series AA, Revenue Bonds	5.00	06/15/26	300,000	306,479
				3,854,094
NEW YORK – 4.7%
Metropolitan Transportation Authority, Series C, Revenue Bonds	5.00	11/15/30	330,000	338,404
New York City Housing Development Corp., Revenue Bonds	3.63	11/01/63	1,000,000	1,008,714
New York City Housing Development Corp., Revenue Bonds	4.30	11/01/63	800,000	818,466
New York City Housing Development Corp., Series B, Revenue Bonds	3.70	05/01/64	500,000	505,628
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds	5.00	07/15/34	3,500,000	3,612,871
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	4.00	05/01/31	1,100,000	1,106,241

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
NEW YORK – 4.7% (Continued)
New York State Dormitory Authority, Revenue Bonds	5.00	07/01/32	$745,000	$756,757
New York State Dormitory Authority, Series A, Revenue Bonds	5.00	03/15/32	355,000	363,193
Troy Capital Resource Corp., Revenue Bonds	5.00	09/01/25	360,000	360,531
				8,870,805
NORTH CAROLINA – 0.7%
North Carolina Housing Finance Agency, Revenue Bonds	3.20	07/01/56	1,275,000	1,275,633

OHIO – 0.5%
Lancaster Port Authority, Series A, Revenue Bonds	5.00	02/01/55	820,000	868,508

OKLAHOMA – 2.1%
Coweta Public Works Authority, Series A, Revenue Bonds	4.00	08/01/27	505,000	509,177
Dewey County Educational Facilities Authority, Revenue Bonds	5.00	09/01/30	680,000	693,975
Oklahoma Capitol Improvement Authority, Revenue Bonds	5.00	07/01/30	750,000	762,513
University of Oklahoma, Series A, Revenue Bonds	5.00	07/01/29	1,850,000	1,885,415
				3,851,080
PENNSYLVANIA – 3.3%
City of Scranton, General Obligation	5.00	09/01/29	515,000	530,345
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, Revenue Bonds	5.00	12/01/32	320,000	327,925
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, Revenue Bonds	5.00	12/01/28	500,000	514,192
Pennsylvania Turnpike Commission, Revenue Bonds	5.00	12/01/31	225,000	234,645
Pennsylvania Turnpike Commission, Series B, Revenue Bonds	5.00	06/01/29	1,175,000	1,195,262
Pennsylvania Turnpike Commission, Series B, Revenue Bonds	5.00	06/01/33	935,000	963,014
Philadelphia Gas Works Co., Revenue Bonds	5.00	10/01/30	325,000	332,413
Scranton-Lackawanna Health & Welfare Authority, Revenue Bonds	5.00	11/01/29	900,000	911,096
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Series B, Revenue Bonds	4.00	02/01/26	1,100,000	1,107,313
				6,116,205
RHODE ISLAND – 0.2%
Rhode Island Commerce Corp., Revenue Bonds	5.00	07/01/31	445,000	449,606

SOUTH CAROLINA – 1.6%
Dillon County School Facilities Corp., Certificate Participation	5.00	12/01/30	300,000	323,637
South Carolina Jobs-Economic Development Authority, Revenue Bonds	5.00	05/01/33	900,000	930,967
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Revenue Bonds	5.00	11/01/55	1,565,000	1,681,973
				2,936,577
TENNESSEE – 1.1%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds	3.80	12/01/29	1,000,000	1,009,694
Tennergy Corp., Revenue Bonds	5.00	10/01/54	1,100,000	1,158,701
				2,168,395

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TEXAS – 7.7%
Brushy Creek Regional Utility Authority, Inc., Revenue Bonds	4.00	08/01/31	$650,000	$653,105
City of Dallas Hotel Occupancy Tax Revenue, Revenue Bonds	4.00	08/15/28	550,000	552,923
City of Dallas Housing Finance Corp., Revenue Bonds	5.00	08/01/27	600,000	611,460
City of El Paso, General Obligation	4.00	08/15/31	370,000	372,743
City of Round Rock, Series A, General Obligation	4.00	08/15/25	200,000	200,093
City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds	5.00	02/01/32	1,475,000	1,488,981
Dallas Independent School District, Series A, General Obligation	5.00	02/15/55	1,300,000	1,394,952
Denton Independent School District, Series B, General Obligation	4.00	08/15/55	2,255,000	2,328,398
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds	5.00	07/01/49	425,000	436,845
North East Independent School District, General Obligation	3.75	08/01/49	1,110,000	1,125,775
Northside Independent School District, General Obligation	3.55	06/01/50	985,000	997,254
Northside Independent School District, General Obligation	4.00	08/01/32	500,000	501,699
State of Texas, General Obligation	5.00	10/01/29	650,000	652,139
Texas Department of Housing & Community Affairs, Series B, Revenue Bonds	3.88	01/01/30	450,000	458,497
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds	5.00	01/01/28	1,350,000	1,405,721
Willis Independent School District, General Obligation	4.00	02/15/31	1,220,000	1,224,276
				14,404,861
UTAH – 0.3%
Utah Associated Municipal Power Systems, Series A, Revenue Bonds	5.00	09/01/32	500,000	520,968

VIRGINIA – 0.3%
Louisa Industrial Development Authority, Revenue Bonds	3.80	11/01/35	550,000	558,419

WASHINGTON – 3.8%
City of Tacoma Solid Waste Utility Revenue, Series A, Revenue Bonds	5.00	12/01/31	1,050,000	1,066,361
King County School District No. 411 Issaquah, General Obligation	4.00	12/01/31	1,775,000	1,784,240
Pend Oreille County Public Utility District No. 1 Box Canyon, Revenue Bonds	5.00	01/01/33	970,000	1,002,358
Port of Tacoma, Series A, General Obligation	5.00	12/01/27	605,000	621,754
Snohomish County School District No. 103 Monroe, General Obligation	4.00	12/01/33	1,000,000	1,005,402
State of Washington, Series D, General Obligation	5.00	02/01/33	675,000	694,059
Washington Higher Education Facilities Authority, Revenue Bonds	4.00	05/01/33	400,000	400,578
Washington Higher Education Facilities Authority, Revenue Bonds	5.00	05/01/31	500,000	514,397
				7,089,149
WEST VIRGINIA – 0.6%
West Virginia Housing Development Fund, Series A, Revenue Bonds	3.25	11/01/27	1,100,000	1,108,597

WISCONSIN – 2.5%
Public Finance Authority, Revenue Bonds	5.00	06/01/26	330,000	335,919
State of Wisconsin, General Obligation	5.00	05/01/28	1,950,000	2,085,926
Wisconsin Health & Educational Facilities Authority, Revenue Bonds	5.00	10/01/29	600,000	613,564
Wisconsin Housing & Economic Development Authority, Revenue Bonds	5.00	08/01/58	1,100,000	1,120,029
Wisconsin Housing & Economic Development Authority, Revenue Bonds	5.00	11/01/58	600,000	618,412
				4,773,850
TOTAL MUNICIPAL BONDS (Cost – $131,159,959)				131,735,847

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.8%
TIME DEPOSITS – 0.8%
ANZ National Bank, London	3.68	08/01/25	$1,549,553	$1,549,553
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,549,553)				1,549,553

TOTAL INVESTMENTS – 99.5% (Cost – $185,032,084)				$186,102,048
OTHER ASSETS LESS LIABILITIES – 0.5%				995,307
NET ASSETS – 100.0%				$187,097,355

SOFR	Secured Overnight Financing Rate.
ZCP	Indicates a zero coupon rate.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2025, amounts to $36,611,385 and represents 19.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of July 31, 2025.
(3)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx IR+M Tax-Aware Short Duration ETF

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$16,222,852	$–	$16,222,852
Collateralized Mortgage Obligations	–	14,147,353	–	14,147,353
Corporate Bonds	–	22,446,443	–	22,446,443
Municipal Bonds	–	131,735,847	–	131,735,847
Time Deposits	–	1,549,553	–	1,549,553
Total Investments	$–	$186,102,048	$–	$186,102,048

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 2.9%
OTHER ABS – 2.9%
DB Master Finance LLC 2021-1A Class A2II(1)	2.49	11/20/51	$48,250	$44,670
Domino’s Pizza Master Issuer LLC 2018-1A Class A2I(1)	4.12	07/25/48	104,225	103,999
MMAF Equipment Finance LLC 2023-A Class A2(1)	5.79	11/13/26	15,214	15,246
Subway Funding LLC 2024-1A Class A2II(1)	6.27	07/30/54	59,550	60,756
Taco Bell Funding LLC 2016-1A Class A23(1)	4.97	05/25/46	56,250	56,200
Wendy’s Funding LLC 2018-1A Class A2II(1)	3.88	03/15/48	64,735	63,048
TOTAL ASSET-BACKED SECURITIES (Cost – $342,902)				343,919

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.8%
COMMERCIAL – 4.6%
BANK 2017-BNK6 Class A5	3.52	07/15/60	99,000	96,933
BANK 2017-BNK9 Class A3	3.28	11/15/54	21,266	20,710
BANK5 2023-5YR1 Class A3	6.26	04/15/56	65,000	67,302
BANK5 2023-5YR2 Class A3	6.66	07/15/56	70,000	73,569
Benchmark Mortgage Trust 2024-V5 Class A3	5.81	01/10/57	35,000	36,218
COMM Mortgage Trust 2016-DC2 Class A5	3.77	02/10/49	56,000	55,675
GS Mortgage Securities Corp. Trust 2023-SHIP Class A(1)	4.32	09/10/38	100,000	99,388
Wells Fargo Commercial Mortgage Trust 2016-NXS6 Class A4	2.92	11/15/49	50,000	48,939
Wells Fargo Commercial Mortgage Trust 2017-C38 Class A5	3.45	07/15/50	50,000	48,777
				547,511
WHOLE LOAN COLLATERAL – 1.2%
JP Morgan Mortgage Trust 2021-4 Class A4(1)	2.50	08/25/51	21,110	18,905
JP Morgan Mortgage Trust 2021-7 Class A6(1)	2.50	11/25/51	27,223	25,314
Radian Mortgage Capital Trust 2025-J1 Class A16(1)	5.50	07/25/55	92,878	93,012
				137,231
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $682,505)				684,742

CORPORATE BONDS – 8.3%
AUTO MANUFACTURERS – 0.3%
General Motors Financial Co., Inc.	5.05	04/04/28	32,000	32,327

BANKS – 2.4%
Bank of America Corp.(2)	4.38	–	20,000	19,570
Bank of New York Mellon Corp.(2)	3.75	–	25,000	24,196
Citigroup, Inc.(2)	4.00	–	20,000	19,917
Citizens Financial Group, Inc.(2)	5.65	–	24,000	23,999
JP Morgan Chase & Co.	1.58	04/22/27	41,000	40,122
Northern Trust Corp.(2)	4.60	–	32,000	31,755
PNC Financial Services Group, Inc.(2)	6.00	–	32,000	32,141
Truist Financial Corp.(2)	5.10	–	25,000	24,670
US Bancorp(2)	3.70	–	42,000	40,482
Wells Fargo & Co.(2)	3.90	–	24,000	23,791
				280,643
BUILDING MATERIALS – 0.2%
Standard Industries, Inc./NY(1)	4.38	07/15/30	26,000	24,632

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 0.5%
Element Fleet Management Corp.(1)	5.64	03/13/27	$31,000	$31,441
Triton Container International Ltd.(1)	2.05	04/15/26	33,000	32,193
				63,634
DIVERSIFIED FINANCIAL SERVICES – 1.1%
American Express Co.(2)	3.55	–	33,000	32,336
GGAM Finance Ltd.(1)	8.00	02/15/27	23,000	23,702
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	24,000	23,830
Navient Corp.	4.88	03/15/28	24,000	23,442
SLM Corp.	6.50	01/31/30	23,000	23,909
				127,219
HEALTHCARE-SERVICES – 0.2%
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	25,000	24,508

INSURANCE – 1.0%
Athene Global Funding(1)	1.73	10/02/26	33,000	31,888
F&G Global Funding(1)	1.75	06/30/26	33,000	32,141
MetLife, Inc.(2)	3.85	–	24,000	23,976
SBL Holdings, Inc.(1)	5.13	11/13/26	32,000	31,786
				119,791
INTERNET – 0.1%
Wayfair LLC(1)	7.25	10/31/29	14,000	14,280

INVESTMENT COMPANIES – 1.1%
Blue Owl Technology Finance Corp.(1)	3.75	06/17/26	32,000	31,421
Golub Capital BDC, Inc.	2.05	02/15/27	34,000	32,435
HPS Corporate Lending Fund	6.75	01/30/29	31,000	32,120
Sixth Street Lending Partners	6.50	03/11/29	31,000	31,959
				127,935
OIL & GAS – 0.2%
Parkland Corp.(1)	6.63	08/15/32	24,000	24,554

PRIVATE EQUITY – 0.3%
Hercules Capital, Inc.	2.63	09/16/26	33,000	32,031

REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.8%
Boston Properties LP	2.75	10/01/26	33,000	32,292
EPR Properties	4.75	12/15/26	32,000	31,916
VICI Properties LP/VICI Note Co., Inc.(1)	4.13	08/15/30	34,000	32,501
				96,709
RETAIL – 0.1%
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	8,000	7,910
TOTAL CORPORATE BONDS (Cost – $969,000)				976,173

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MUNICIPAL BONDS – 81.2%
ALABAMA – 6.0%
Black Belt Energy Gas District, Revenue Bonds	4.00	06/01/51	$145,000	$146,726
Black Belt Energy Gas District, Series D-1, Revenue Bonds	5.50	06/01/49	225,000	237,067
Energy Southeast A Cooperative District, Series B, Revenue Bonds	5.25	07/01/54	120,000	128,619
Southeast Energy Authority A Cooperative District, Series A, Revenue Bonds	5.00	01/01/56	200,000	201,946
				714,358
ARIZONA – 1.3%
Salt River Project Agricultural Improvement & Power District, Series A, Revenue Bonds	5.00	01/01/49	150,000	153,257

ARKANSAS – 2.1%
City of Rogers Sales & Use Tax Revenue, Revenue Bonds	4.00	11/01/32	250,000	251,413

CALIFORNIA – 0.9%
California Community Choice Financing Authority, Revenue Bonds	5.00	02/01/54	100,000	105,117

DISTRICT OF COLUMBIA – 2.9%
District of Columbia, Revenue Bonds	5.00	04/01/30	165,000	169,683
District of Columbia, Series A, General Obligation	5.00	08/01/49	175,000	177,389
				347,072
FLORIDA – 8.3%
County of Polk Utility System Revenue, Revenue Bonds	5.00	10/01/54	250,000	253,248
Manatee County School District, Certificate Participation	5.00	07/01/44	135,000	137,086
School Board of Miami-Dade County, Series A, General Obligation	5.00	03/15/36	165,000	177,905
School District of Broward County, Series A, Certificate Participation	5.00	07/01/33	90,000	96,705
School District of Broward County, Series B, Certificate Participation	5.00	07/01/36	150,000	162,127
Tampa Bay Water, Series A, Revenue Bonds	5.25	10/01/54	150,000	154,476
				981,547
GEORGIA – 5.3%
City of Atlanta Department of Aviation, Series A-1, Revenue Bonds	5.00	07/01/49	175,000	177,618
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	09/01/52	100,000	100,159
Main Street Natural Gas, Inc., Series A, Revenue Bonds	5.00	06/01/53	90,000	94,687
Main Street Natural Gas, Inc., Series B, Revenue Bonds	5.00	12/01/35	55,000	57,409
Metropolitan Atlanta Rapid Transit Authority, Series A, Revenue Bonds	5.00	07/01/55	185,000	188,142
				618,015
ILLINOIS – 7.6%
Cook County School District No. 25 Arlington Heights, General Obligation	4.00	12/15/44	250,000	226,157
Cook County School District No. 86 Harwood Heights, General Obligation	5.00	12/01/44	185,000	185,224
Illinois Finance Authority, Series A, Revenue Bonds	5.00	07/01/45	200,000	205,391
Illinois State Toll Highway Authority, Series A, Revenue Bonds	5.00	12/01/32	130,000	130,827
Sales Tax Securitization Corp., Series C, Revenue Bonds	5.50	01/01/36	150,000	157,567
				905,166
KENTUCKY – 1.6%
Kentucky Bond Development Corp., Revenue Bonds	5.00	08/15/55	175,000	191,880

LOUISIANA – 0.4%
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax	5.00	07/15/35	40,000	44,498

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MICHIGAN – 1.1%
Michigan State University, Series A, Revenue Bonds	5.00	08/15/37	$120,000	$128,693

MISSOURI – 2.0%
Health & Educational Facilities Authority of the State of Missouri, Series C, Revenue Bonds	5.00	04/01/59	40,000	43,944
Springfield School District No. R-12, General Obligation	5.00	03/01/40	175,000	183,144
				227,088
NEW YORK – 5.7%
New York City Transitional Finance Authority, Series C, Revenue Bonds	5.00	05/01/47	180,000	182,410
New York City Transitional Finance Authority, Series D, Revenue Bonds	5.00	05/01/50	305,000	307,603
New York State Dormitory Authority, Series A, Revenue Bonds	5.00	03/15/46	180,000	182,455
				672,468
OHIO – 2.5%
County of Allen Hospital Facilities Revenue, Revenue Bonds	5.00	11/01/33	270,000	300,414

OKLAHOMA – 1.6%
Grand River Dam Authority, Revenue Bonds	5.00	06/01/40	175,000	183,509

PENNSYLVANIA – 9.6%
City of Scranton, General Obligation	5.00	11/15/31	295,000	319,654
Cumberland County Municipal Authority, Revenue Bonds	5.00	05/01/32	110,000	111,437
Pennsylvania Higher Educational Facilities Authority, Series A, Revenue Bonds	4.00	08/15/32	300,000	300,908
Pennsylvania Turnpike Commission, Series A, Revenue Bonds	5.00	12/01/30	150,000	154,056
Pennsylvania Turnpike Commission, Series A, Revenue Bonds	5.00	12/01/37	240,000	249,662
				1,135,717
RHODE ISLAND – 1.7%
Rhode Island Health & Educational Building Corp., Revenue Bonds	5.00	05/15/44	200,000	201,395

TEXAS – 16.5%
City of San Antonio Electric & Gas Systems Revenue, Series B, Revenue Bonds	5.00	02/01/40	325,000	337,832
County of Harris, General Obligation	5.00	09/15/54	175,000	176,495
Dallas Fort Worth International Airport, Revenue Bonds	5.00	11/01/39	200,000	212,245
Denton Independent School District, General Obligation	5.00	08/15/48	200,000	201,597
Lower Colorado River Authority, Revenue Bonds	5.00	05/15/34	250,000	270,793
North Texas Tollway Authority, Series A, Revenue Bonds	5.00	01/01/45	200,000	203,330
Prosper Independent School District, General Obligation	5.25	02/15/55	190,000	195,841
Royse City Independent School District, General Obligation	5.00	02/15/54	180,000	181,155
Tarrant County Cultural Education Facilities Finance Corp., Series B, Revenue Bonds	5.00	07/01/34	155,000	160,413
				1,939,701
WASHINGTON – 1.8%
King & Snohomish Counties School District No. 417 Northshore, General Obligation	5.00	12/01/39	50,000	52,705
State of Washington, General Obligation	5.00	06/01/48	150,000	152,822
				205,527

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
WISCONSIN – 2.3%
Public Finance Authority, Revenue Bonds	4.50	07/01/67	$275,000	$275,003
TOTAL MUNICIPAL BONDS (Cost – $9,762,162)				9,581,838

SHORT-TERM INVESTMENTS – 0.8%
TIME DEPOSITS – 0.8%
Sumitomo, Tokyo	3.68	08/01/25	99,940	99,940
TOTAL SHORT-TERM INVESTMENTS (Cost – $99,940)				99,940

TOTAL INVESTMENTS – 99.0% (Cost – $11,856,509)				$11,686,612
OTHER ASSETS LESS LIABILITIES – 1.0%				120,710
NET ASSETS – 100.0%				$11,807,322

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2025, amounts to $947,325 and represents 8.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)
July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$343,919	$–	$343,919
Collateralized Mortgage Obligations	–	684,742	–	684,742
Corporate Bonds	–	976,173	–	976,173
Municipal Bonds	–	9,581,838	–	9,581,838
Time Deposits	–	99,940	–	99,940
Total Investments	$–	$11,686,612	$–	$11,686,612

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 2.9%
OTHER ABS – 2.9%
Domino’s Pizza Master Issuer LLC 2018-1A Class A2I(1)	4.12	07/25/48	$56,850	$56,727
MMAF Equipment Finance LLC 2023-A Class A2(1)	5.79	11/13/26	14,990	15,021
Planet Fitness Master Issuer LLC 2024-1A Class A2I(1)	5.77	06/05/54	49,625	50,214
Wendy’s Funding LLC 2018-1A Class A2II(1)	3.88	03/15/48	64,735	63,048
TOTAL ASSET-BACKED SECURITIES (Cost – $184,404)				185,010

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.6%
COMMERCIAL – 1.9%
BANK 2017-BNK9 Class A3	3.28	11/15/54	21,709	21,142
COMM Mortgage Trust 2016-CR28 Class A4	3.76	02/10/49	48,000	47,786
Wells Fargo Commercial Mortgage Trust 2017-C38 Class A5	3.45	07/15/50	50,000	48,777
				117,705
WHOLE LOAN COLLATERAL – 0.7%
JP Morgan Mortgage Trust 2021-4 Class A4(1)	2.50	08/25/51	21,680	19,416
JP Morgan Mortgage Trust 2021-7 Class A6(1)	2.50	11/25/51	27,223	25,314
				44,730
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $161,384)				162,435

CORPORATE BONDS – 7.9%
BANKS – 3.1%
Bank of America Corp.(2)	4.38	–	15,000	14,678
Bank of New York Mellon Corp.(2)	3.75	–	19,000	18,389
Citigroup, Inc.(2)	4.00	–	15,000	14,937
Citizens Financial Group, Inc.(2)	5.65	–	18,000	18,000
JP Morgan Chase & Co.	1.58	04/22/27	20,000	19,572
Northern Trust Corp.(2)	4.60	–	24,000	23,816
PNC Financial Services Group, Inc.(2)	6.00	–	24,000	24,106
Truist Financial Corp.(2)	5.10	–	18,000	17,762
US Bancorp(2)	3.70	–	31,000	29,880
Wells Fargo & Co.(2)	3.90	–	18,000	17,843
				198,983
BUILDING MATERIALS – 0.3%
Standard Industries, Inc./NY(1)	4.38	07/15/30	19,000	18,000

COMMERCIAL SERVICES – 0.3%
Triton Container International Ltd.(1)	2.05	04/15/26	20,000	19,511

DIVERSIFIED FINANCIAL SERVICES – 1.5%
American Express Co.(2)	3.55	–	25,000	24,497
GGAM Finance Ltd.(1)	8.00	02/15/27	17,000	17,519
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	18,000	17,873
Navient Corp.	4.88	03/15/28	19,000	18,558
SLM Corp.	6.50	01/31/30	17,000	17,672
				96,119
HEALTHCARE-SERVICES – 0.3%
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	18,000	17,646

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 0.9%
F&G Global Funding(1)	1.75	06/30/26	$20,000	$19,479
MetLife, Inc.(2)	3.85	–	18,000	17,982
SBL Holdings, Inc.(1)	5.13	11/13/26	20,000	19,867
				57,328
INTERNET – 0.1%
Wayfair LLC(1)	7.25	10/31/29	8,000	8,160

INVESTMENT COMPANIES – 1.0%
Blue Owl Technology Finance Corp.(1)	3.75	06/17/26	20,000	19,638
HPS Corporate Lending Fund	6.75	01/30/29	20,000	20,722
Sixth Street Lending Partners	6.50	03/11/29	20,000	20,619
				60,979
OIL & GAS – 0.3%
Parkland Corp.(1)	6.63	08/15/32	18,000	18,415

RETAIL – 0.1%
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	7,000	6,921
TOTAL CORPORATE BONDS (Cost – $498,080)				502,062

MUNICIPAL BONDS – 84.8%
ALABAMA – 4.0%
Black Belt Energy Gas District, Revenue Bonds	4.00	06/01/51	100,000	101,190
Black Belt Energy Gas District, Series B, Revenue Bonds	5.25	12/01/53	50,000	53,717
Southeast Energy Authority A Cooperative District, Series A, Revenue Bonds	5.00	01/01/56	100,000	100,973
				255,880
CALIFORNIA – 1.7%
California Community Choice Financing Authority, Revenue Bonds	5.00	02/01/54	100,000	105,117

FLORIDA – 1.6%
Tampa Bay Water, Series A, Revenue Bonds	5.25	10/01/54	100,000	102,984

GEORGIA – 2.1%
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	09/01/52	100,000	100,159
Main Street Natural Gas, Inc., Series A, Revenue Bonds	5.00	06/01/55	30,000	31,932
				132,091
ILLINOIS – 2.8%
Illinois State Toll Highway Authority, Series A, Revenue Bonds	5.00	01/01/45	175,000	175,101

MASSACHUSETTS – 67.3%
Berkshire Wind Power Cooperative Corp., Revenue Bonds	5.00	07/01/30	200,000	208,145
Bristol-Plymouth Regional Vocational Technical School District, General Obligation	4.00	04/01/38	200,000	198,157
City of Boston, General Obligation	5.00	11/01/27	75,000	79,689
City of Somerville, General Obligation	5.00	06/01/28	205,000	220,578
City of Worcester, General Obligation	5.00	02/15/37	175,000	192,827
Commonwealth of Massachusetts Transportation Fund Revenue, Series A, Revenue Bonds	5.00	06/01/53	230,000	232,928
Commonwealth of Massachusetts, Series D, General Obligation	5.00	10/01/53	200,000	201,582
Dennis-Yarmouth Regional School District, General Obligation	5.00	11/01/52	200,000	203,544

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MASSACHUSETTS – 67.3% (Continued)
Massachusetts Bay Transportation Authority Assessment Revenue, Series A, Revenue Bonds	5.00	07/01/52	$200,000	$200,240
Massachusetts Development Finance Agency, Series A, Revenue Bonds	5.00	05/15/55	200,000	225,176
Massachusetts Development Finance Agency, Series A, Revenue Bonds	5.00	11/01/55	110,000	124,708
Massachusetts Development Finance Agency, Series B, Revenue Bonds	4.00	10/01/48	150,000	130,331
Massachusetts Development Finance Agency, Series D, Revenue Bonds	5.00	07/01/47	200,000	201,172
Massachusetts Development Finance Agency, Series N, Revenue Bonds	3.30	07/01/41	155,000	156,457
Massachusetts Development Finance Agency, Series T, Revenue Bonds	5.00	10/01/55	170,000	184,171
Massachusetts School Building Authority, Series C, Revenue Bonds	5.00	11/15/33	165,000	168,679
Massachusetts State College Building Authority, Revenue Bonds	5.00	05/01/36	145,000	162,398
Nauset Regional School District, General Obligation	5.00	05/15/28	150,000	161,228
Town of Lynnfield, General Obligation	4.00	02/01/45	150,000	135,319
Town of Nantucket, General Obligation	5.00	03/15/34	165,000	190,307
Town of Webster, General Obligation	4.00	02/01/41	175,000	165,691
Town of Winchester, General Obligation	4.00	03/15/50	195,000	171,747
University of Massachusetts Building Authority, Series 1, Revenue Bonds	4.00	11/01/46	200,000	174,553
Woods Hole Marthas Vineyard & Nantucket Steamship Authority, Series A, Revenue Bonds	5.00	03/01/27	185,000	193,217
				4,282,844
TEXAS – 3.6%
Prosper Independent School District, General Obligation	5.00	02/15/50	225,000	228,180

WISCONSIN – 1.7%
Public Finance Authority, Revenue Bonds	4.50	07/01/67	110,000	110,001
TOTAL MUNICIPAL BONDS (Cost – $5,539,488)				5,392,198

SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
Skandinaviska Enskilda Banken, Stockholm	3.68	08/01/25	57,005	57,005
TOTAL SHORT-TERM INVESTMENTS (Cost – $57,005)				57,005

TOTAL INVESTMENTS – 99.1% (Cost – $6,440,361)				$6,298,710
OTHER ASSETS LESS LIABILITIES – 0.9%				58,478
NET ASSETS – 100.0%				$6,357,188

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2025, amounts to $412,769 and represents 6.5% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$185,010	$–	$185,010
Collateralized Mortgage Obligations	–	162,435	–	162,435
Corporate Bonds	–	502,062	–	502,062
Municipal Bonds	–	5,392,198	–	5,392,198
Time Deposits	–	57,005	–	57,005
Total Investments	$–	$6,298,710	$–	$6,298,710

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 99.7%
OTHER ABS – 99.7%
ABPCI Direct Lending Fund CLO II LLC 2017-1A Class DRR (CME Term SOFR 3 Month + 4.15%)(1)	8.48	07/20/37	$300,000	$301,333
ABPCI Direct Lending Fund CLO XII Ltd. 2023-12A Class BR (CME Term SOFR 3 Month + 2.15%)(1)	6.44	07/29/37	2,000,000	1,999,642
ABPCI Direct Lending Fund CLO XII Ltd. 2023-12A Class CR (CME Term SOFR 3 Month + 3.15%)(1)	7.44	07/29/37	2,000,000	1,999,522
ABPCI Direct Lending Fund CLO XII Ltd. 2023-12A Class DR (CME Term SOFR 3 Month + 4.60%)(1)	8.89	07/29/37	2,500,000	2,499,150
ABPCI Direct Lending Fund CLO XV Ltd. 2023-15A Class E (CME Term SOFR 3 Month + 8.60%)(1)	12.91	10/30/35	1,000,000	1,001,434
ABPCI Direct Lending Fund CLO XVII LLC 2024-17A Class D (CME Term SOFR 3 Month + 4.70%)(1)	8.98	08/01/36	340,000	340,818
AGL CLO 42 Ltd. 2025-42A Class E (CME Term SOFR 3 Month + 5.15%)(1)	9.42	07/22/38	1,000,000	1,000,252
Aimco CLO 20 Ltd. 2023-20A Class E (CME Term SOFR 3 Month + 7.00%)(1)	11.32	10/16/36	400,000	401,517
AMMC CLO 28 Ltd. 2024-28A Class E (CME Term SOFR 3 Month + 6.70%)(1)	11.03	07/20/37	1,220,000	1,223,434
Antares CLO 2018-3 Ltd. 2018-3A Class A1R (CME Term SOFR 3 Month + 1.59%)(1)	5.92	07/20/36	600,000	600,443
Antares CLO 2019-2 Ltd. 2019-2A Class A1R (CME Term SOFR 3 Month + 1.95%)(1)	6.27	01/23/36	1,000,000	1,006,495
Ares LXIX CLO Ltd. 2024-69A Class E (CME Term SOFR 3 Month + 6.50%)(1)	10.82	04/15/36	600,000	602,008
Audax Senior Debt CLO 12 LLC 2025-12A Class A (CME Term SOFR 3 Month + 1.42%)(1)	5.59	04/22/37	2,000,000	1,992,364
Bain Capital Credit CLO 2020-2 Ltd. 2020-2A Class ER (CME Term SOFR 3 Month + 6.87%)(1)	11.20	07/19/34	845,000	842,660
Ballyrock CLO 2019-2 Ltd. 2019-2A Class D1RR (CME Term SOFR 3 Month + 6.25%)(1)	10.57	02/20/36	500,000	501,857
Barings CLO Ltd. 2024-IV 2024-4A Class E (CME Term SOFR 3 Month + 5.95%)(1)	10.28	10/20/37	1,750,000	1,755,192
Barings Middle Market CLO 2023-I Ltd. 2023-IA Class C (CME Term SOFR 3 Month + 6.40%)(1)	10.73	01/20/36	2,250,000	2,269,663
BCC Middle Market CLO 2024-1 LLC 2024-1A Class A1 (CME Term SOFR 3 Month + 1.75%)(1)	6.07	07/17/36	2,350,000	2,358,775
BCC Middle Market CLO 2024-1 LLC 2024-1A Class D (CME Term SOFR 3 Month + 4.50%)(1)	8.82	07/17/36	3,000,000	3,038,946
BCRED CLO 2024-1 LLC 2024-1A Class B (CME Term SOFR 3 Month + 2.35%)(1)	6.68	04/20/36	900,000	904,076
Blackrock MT Lassen CLO XV LLC 2025-1A Class D (CME Term SOFR 3 Month + 3.95%)(1)	8.27	07/15/37	3,000,000	3,045,000
Blackrock Rainier CLO VI Ltd. 2021-6A Class DR (CME Term SOFR 3 Month + 4.70%)(1)	9.03	04/20/37	2,000,000	2,020,570
Blackrock Shasta CLO XIV LLC 2024-2A Class C (CME Term SOFR 3 Month + 2.50%)(1)	6.82	07/15/36	1,000,000	999,955
BXSL CLO 2024-1 LLC 2024-1A Class B (CME Term SOFR 3 Month + 1.78%)(1)	6.11	10/20/36	2,750,000	2,759,639
Carlyle US CLO 2017-3 Ltd. 2017-3A Class ER2 (CME Term SOFR 3 Month + 7.50%)(1)	11.83	10/21/37	1,000,000	1,003,908

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 99.7% (Continued)
Carlyle US CLO 2024-8 Ltd. 2024-8A Class E (CME Term SOFR 3 Month + 5.50%)(1)	9.82	01/25/37	$650,000	$654,034
Churchill MMSLF CLO-III LP 2023-3A Class C (CME Term SOFR 3 Month + 4.20%)(1)	8.53	01/20/36	5,800,000	5,853,812
CIFC Funding 2017-III Ltd. 2017-3A Class ER (CME Term SOFR 3 Month + 6.70%)(1)	11.03	04/20/37	350,000	350,972
Danby Park CLO Ltd. 2022-1A Class ER (CME Term SOFR 3 Month + 5.95%)(1)	10.28	10/21/37	500,000	503,007
Deerpath Capital CLO 2020-1 Ltd. 2020-1A Class DR (CME Term SOFR 3 Month + 6.39%)(1)	10.71	04/17/34	2,000,000	2,002,384
Deerpath Capital CLO 2024-1 Ltd. 2024-1A Class B (CME Term SOFR 3 Month + 2.60%)(1)	6.92	07/15/36	1,000,000	1,003,533
Dryden 85 CLO Ltd. 2020-85A Class ER2 (CME Term SOFR 3 Month + 7.00%)(1)	11.32	07/15/37	2,000,000	2,001,750
Elmwood CLO V Ltd. 2020-2A Class ERR (CME Term SOFR 3 Month + 5.75%)(1)	10.08	10/20/37	1,900,000	1,913,944
Golub Capital Partners CLO 17 Ltd. 2013-17A Class A1RR (CME Term SOFR 3 Month + 1.47%)(1)	5.77	02/09/39	1,500,000	1,484,676
Golub Capital Partners CLO 31M Ltd. 2016-31A Class A1RR (CME Term SOFR 3 Month + 1.60%)(1)	5.86	11/05/37	2,000,000	2,004,786
Golub Capital Partners CLO 38M Ltd. 2018-38A Class BR (CME Term SOFR 3 Month + 1.95%)(1)	6.26	07/28/36	1,000,000	1,005,163
Golub Capital Partners CLO 42M-R 2019-42RA Class DR (CME Term SOFR 3 Month + 6.10%)(1)	10.41	01/20/36	5,000,000	5,017,965
Golub Capital Partners CLO 45M Ltd. 2019-45A Class A1R (CME Term SOFR 3 Month + 1.62%)(1)	5.95	07/20/37	9,000,000	9,016,587
Golub Capital Partners CLO 67M 2023-67A Class A1 (CME Term SOFR 3 Month + 2.50%)(1)	6.80	05/09/36	2,000,000	2,000,504
Golub Capital Partners CLO 67M 2023-67A Class C (CME Term SOFR 3 Month + 4.30%)(1)	8.60	05/09/36	1,200,000	1,200,000
Golub Capital Partners CLO 67M 2023-67A Class CR (CME Term SOFR 3 Month + 2.20%)(1)	ZCP	05/09/36	1,200,000	1,200,000
Invesco US CLO 2024-1 Ltd. 2024-1RA Class ER (CME Term SOFR 3 Month + 7.40%)(1)	11.72	04/15/37	1,250,000	1,253,454
Ivy Hill Middle Market Credit Fund XX Ltd. 20A Class A1R (CME Term SOFR 3 Month + 1.65%)(1)	5.93	07/19/37	4,500,000	4,509,563
Ivy Hill Middle Market Credit Fund XX Ltd. 20A Class BR (CME Term SOFR 3 Month + 2.10%)(1)	6.38	07/19/37	1,000,000	999,859
Ivy Hill Middle Market Credit Fund XXI Ltd. 21A Class E (CME Term SOFR 3 Month + 8.52%)(1)	12.85	07/18/35	1,970,000	1,971,826
Ivy Hill Middle Market Credit Fund XXII Ltd. 2024-22A Class D (CME Term SOFR 3 Month + 5.05%)(1)	9.38	04/20/36	3,500,000	3,513,115
Ivy Hill Middle Market Credit Fund XXII Ltd. 2024-22A Class E (CME Term SOFR 3 Month + 7.85%)(1)	12.18	04/20/36	3,000,000	2,992,434
Lake Shore MM CLO IV Ltd. 2021-1A Class AR (CME Term SOFR 3 Month + 1.70%)(1)	6.02	01/15/37	600,000	599,979
Lake Shore MM CLO IV Ltd. 2021-1A Class DR (CME Term SOFR 3 Month + 4.25%)(1)	8.57	01/15/37	488,000	494,729
Lake Shore MM CLO V LLC 2022-1A Class BR (CME Term SOFR 3 Month + 4.15%)(1)	8.47	01/15/37	1,400,000	1,392,408
Maranon Loan Funding 2021-3 Ltd. 2021-3A Class DR (CME Term SOFR 3 Month + 4.81%)(1)	9.13	10/15/36	5,000,000	5,075,470

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 99.7% (Continued)
Maranon Loan Funding 2024-1 Ltd. 2024-1A Class B (CME Term SOFR 3 Month + 1.95%)(1)	6.27	07/15/36	$250,000	$249,742
MCF CLO V LLC 2017-1A Class CR2 (CME Term SOFR 3 Month + 2.55%)(1)	6.88	10/20/37	6,000,000	6,003,486
MCF CLO V LLC 2017-1A Class DR2 (CME Term SOFR 3 Month + 4.15%)(1)	8.48	10/20/37	1,200,000	1,201,723
MCF CLO VIII Ltd. 2018-1A Class DR (CME Term SOFR 3 Month + 5.15%)(1)	9.48	04/18/36	2,000,000	2,009,780
Monroe Capital MML CLO XIV LLC 2022-2A Class CR (CME Term SOFR 3 Month + 2.25%)(1)	6.57	10/24/34	6,000,000	5,976,426
Monroe Capital MML CLO XV LLC 2023-1A Class D (CME Term SOFR 3 Month + 6.55%)(1)	10.87	09/23/35	750,000	752,209
Octagon 66 Ltd. 2022-1A Class ER (CME Term SOFR 3 Month + 7.62%)(1)	11.95	11/16/36	937,500	939,324
Octagon Investment Partners 28 Ltd. 2016-1A Class ERR (CME Term SOFR 3 Month + 7.50%)(1)	11.82	04/24/37	4,000,000	3,990,852
Owl Rock CLO III Ltd. 2020-3A Class AR (CME Term SOFR 3 Month + 1.85%)(1)	6.18	04/20/36	1,000,000	1,006,533
Owl Rock CLO X LLC 2023-10A Class BR (CME Term SOFR 3 Month + 1.70%)(1)	5.96	04/20/37	600,000	596,560
Woodmont 2022-10 Trust 2022-10A Class CR (CME Term SOFR 3 Month + 2.10%)(1)	6.42	04/15/38	5,000,000	4,976,185
Woodmont 2022-9 Trust 2022-9A Class A1R (CME Term SOFR 3 Month + 1.70%)(1)	6.02	10/25/36	10,600,000	10,634,100
TOTAL ASSET-BACKED SECURITIES (Cost – $135,714,004)				134,821,527

SHORT-TERM INVESTMENTS – 2.4%
TIME DEPOSITS – 2.4%
Sumitomo Mitsui Trust Bank, London	3.68	08/01/25	3,207,549	3,207,549
TOTAL SHORT-TERM INVESTMENTS (Cost – $3,207,549)				3,207,549

TOTAL INVESTMENTS – 102.1% (Cost – $138,921,553)				$138,029,076
OTHER ASSETS LESS LIABILITIES – (2.1)%				(2,821,053)
NET ASSETS – 100.0%				$135,208,023

SOFR	Secured Overnight Financing Rate

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2025, amounts to $134,821,527 and represents 99.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

July 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2025:

BondBloxx Private Credit CLO ETF

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$134,821,527	$–	$134,821,527
Time Deposits	–	3,207,549	–	3,207,549
Total Investments	$–	$138,029,076	$–	$138,029,076